UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08004
                                                    -----------------
                                 ABN AMRO FUNDS
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             161 North Clark Street
                                CHICAGO, IL 60601
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                 ABN AMRO Funds
                             161 North Clark Street
                                CHICAGO, IL 60601
             ------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (312) 884-2139
                                                         -----------------

                       Date of fiscal year end: OCTOBER 31
                                              -----------------

                    Date of reporting period: APRIL 30, 2005
                                            -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC OMITTED]                            ABN AMRO Funds
ABN AMRO ASSET MANAGEMENT LOGO ART

[GRAPHIC OMITTED]
GLOBE GRAPHIC

APRIL 30 / 2005                              CLASS N, I, C & R SHARES

Semi-Annual Report 2005                      Equity, Sector, Balanced,
                                             Fixed & Money Market

          THIS PRIVACY STATEMENT IS NOT PART OF THE SEMI ANNUAL REPORT

                                PRIVACY STATEMENT

At ABN AMRO Funds, we appreciate the privacy concerns and expectations of our customers. Together with the Funds' distributor, ABN AMRO Distribution Services
(USA) Inc., we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

    o Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

    o Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

    o Information we collect through the use of Internet "cookies" when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

    o Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

    o Companies that provide services for us to help market our products to you; and

    o  Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within both the Funds' and Distributor's organizations, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet "cookies" on our Web site. In addition, in order to provide you with access to your account via the Web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY

Our privacy policies apply only to those individual investors who have or had a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, both the Funds and the Distributor consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.

The ABN AMRO Funds value your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800 992-8151 if you have any questions concerning our policy, or visit us at www.abnamrofunds.com for additional copies of this policy.

ABN AMRO FUNDS

TABLE OF CONTENTS

Performance Summary...................................       2
Schedules of Investments..............................       3
Statement of Assets and Liabilities...................      44
Statement of Operations...............................      48
Statement of Changes in Net Assets....................      52
Financial Highlights..................................      59
Notes to Financial Statements.........................      86
Additional Information................................      95

EQUITY FUNDS
  Growth Fund
  Montag & Caldwell Growth Fund
  TAMRO Large Cap Value Fund
  Value Fund
  Veredus Select Growth Fund
  Mid Cap Fund
  TAMRO Small Cap Fund
  Veredus Aggressive Growth Fund

SECTOR FUNDS
  Real Estate Fund
  Veredus SciTech Fund

BALANCED FUNDS
  Balanced Fund
  Montag & Caldwell Balanced Fund

FIXED INCOME FUNDS
  Bond Fund
  Investment Grade Bond Fund
  High Yield Bond Fund
  Municipal Bond Fund

MONEY MARKET FUND
  Investor Money Market Fund

  THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE
 FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES
     DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER
                                  INFORMATION.

ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC., 760
                     MOORE ROAD, KING OF PRUSSIA, PA 19406.

            SHAREHOLDER SERVICES 800 992-8151 O WWW.ABNAMROFUNDS.COM

              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

         ABN AMRO is a registered service mark of ABN AMRO Holding N.V.

                              All rights Reserved.


                                                                             | 1

     ABN AMRO FUNDS
-------------------

PERFORMANCE SUMMARY (UNAUDITED) - AS OF APRIL 30, 2005


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE ANNUAL
                                                                        SIX MONTH       ONE        AVERAGE ANNUAL  10 YEAR RETURN/
FUND                                       INCEPTION DATE     CLASS     RETURN(A)    YEAR RETURN   5 YEAR RETURN   LIFE OF FUND(b)
----------------------------------------------------------------------------------------------------------------------------------
Growth Fund                                  12/13/93          N         (2.55)%      (2.24)%        (4.00)%         10.61%(b)
----------------------------------------------------------------------------------------------------------------------------------
                                             07/31/00          I         (2.44)%      (1.95)%          N/A           (3.50)%
----------------------------------------------------------------------------------------------------------------------------------
   With CDSC (c)                             12/31/02          C         (3.86)%      (3.91)%          N/A            6.29%
----------------------------------------------------------------------------------------------------------------------------------
   Without CDSC                              12/31/02          C         (2.89)%      (2.94)%          N/A            6.29%
----------------------------------------------------------------------------------------------------------------------------------
                                             12/31/02          R         (2.64)%      (2.41)%          N/A            6.86%
----------------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell Growth Fund                11/02/94          N          2.05%       (0.40)%        (5.29)%          9.81%(b)
----------------------------------------------------------------------------------------------------------------------------------
                                             06/28/96          I          2.17%       (0.16)%        (5.02)%          7.15%
----------------------------------------------------------------------------------------------------------------------------------
                                             12/31/02          R          1.96%       (0.63)%          N/A            7.22%
----------------------------------------------------------------------------------------------------------------------------------
TAMRO Large Cap Value Fund (d)               11/30/00          N          4.89%        6.17%           N/A            4.60%
----------------------------------------------------------------------------------------------------------------------------------
Value Fund (d)                               01/04/93          N          6.77%       12.11%          1.88%           8.97%(b)
----------------------------------------------------------------------------------------------------------------------------------
Veredus Select Growth Fund (d)               12/31/01          N          3.69%       10.21%           N/A            2.02%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                                 09/19/94          N          2.13%        2.40%         11.03%          14.36%(b)
----------------------------------------------------------------------------------------------------------------------------------
                                             07/06/04          I          2.31%         N/A            N/A           (0.55)%(a)
----------------------------------------------------------------------------------------------------------------------------------
TAMRO Small Cap Fund (d) (e)                 11/30/00          N         (0.48)%       0.04%           N/A           13.45%
----------------------------------------------------------------------------------------------------------------------------------
                                             01/04/05          I           N/A          N/A            N/A           (6.92)%(a)
----------------------------------------------------------------------------------------------------------------------------------
Veredus Aggressive Growth Fund (e) (f)       06/30/98          N          0.25%        8.23%         (4.28)%         11.70%
----------------------------------------------------------------------------------------------------------------------------------
                                             10/05/01          I          0.37%        8.50%           N/A           (2.29)%
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund (d) (g)                     12/30/97          N          6.86%       35.53%         18.38%          11.02%
----------------------------------------------------------------------------------------------------------------------------------
Veredus SciTech Fund (d) (e) (f)             06/30/00          N         (7.66)%      (9.26)%          N/A           (9.03)%
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund (h)                            09/21/95          N         (1.36)%       0.15%         (0.03)%          8.24%
----------------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell Balanced Fund (h)          11/02/94          N          1.44%        0.32%         (1.25)%          8.48%(b)
----------------------------------------------------------------------------------------------------------------------------------
                                             12/31/98          I          1.51%        0.45%         (1.01)%          0.93%
----------------------------------------------------------------------------------------------------------------------------------
Bond Fund (d) (i)                            12/13/93          N          0.26%        4.30%          6.23%           6.41%(b)
----------------------------------------------------------------------------------------------------------------------------------
                                             07/31/00          I          0.38%        4.56%           N/A            6.31%
----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund (d) (i)           06/30/03          N          0.27%        3.09%           N/A            1.36%
----------------------------------------------------------------------------------------------------------------------------------
                                             10/23/95          I          0.38%        3.33%          5.84%           5.41%
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund (d) (j)                 06/30/03          N         (1.07)%       4.70%           N/A            6.93%
----------------------------------------------------------------------------------------------------------------------------------
                                             06/30/03          I         (0.94)%       4.96%           N/A            7.20%
----------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund (k) (l)                  12/13/93          N          0.56%        4.35%          5.83%           4.92%(b)
----------------------------------------------------------------------------------------------------------------------------------
Investor Money Market Fund                   12/14/93          N          0.91%        1.35%          2.25%           3.70%(b)
----------------------------------------------------------------------------------------------------------------------------------
                                                                        7-DAY                        30-DAY
                                                                     AVERAGE YIELD                AVERAGE YIELD
----------------------------------------------------------------------------------------------------------------------------------
Investor Money Market Fund                                     N          2.31%                       2.25%
----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ABNAMROFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES. CERTAIN EXPENSES WERE SUBSIDIZED. IF THESE SUBSIDIES WERE NOT IN EFFECT, THE RETURNS WOULD HAVE BEEN LOWER.

AN INVESTMENT IN THE ABN AMRO INVESTOR MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE 7-DAY YIELD MORE CLOSELY REFLECTS THE FUND'S CURRENT EARNINGS THAN THE TOTAL RETURN QUOTATION.

(a)   NOT ANNUALIZED.
(b) RETURN FIGURES SHOWN ARE AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD FROM INCEPTION THROUGH APRIL 30, 2005 EXCEPT FOR GROWTH FUND CLASS N, MONTAG & CALDWELL GROWTH FUND CLASS N, VALUE FUND CLASS N, MID CAP FUND CLASS N, MONTAG & CALDWELL BALANCED FUND CLASS N, BOND FUND CLASS N, MUNICIPAL BOND FUND CLASS N, AND INVESTOR MONEY MARKET FUND CLASS N WHICH ARE FOR THE 10 YEARS ENDED APRIL 30, 2005.
(c) CLASS C SHARES OF GROWTH FUND ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE ("CDSC") OF UP TO 1.00% WHICH MAY BE IMPOSED ON CERTAIN REDEMPTIONS. THE CDSC APPLIES TO REDEMPTION OF CLASS C SHARES WITHIN 18 MONTHS OF PURCHASE.
(d) THE FUND'S INVESTMENT ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE FEES OR REIMBURSE EXPENSES THROUGH FEBRUARY 28, 2006. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES HAD NOT BEEN IN EFFECT.
(e) SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.
(f) TECHNOLOGY COMPANIES PRESENT SPECIAL RISKS TO INVESTORS INCLUDING SECTOR CONCENTRATION AND SMALL COMPANY STOCK RISK. INVESTMENTS CONCENTRATED IN A SPECIAL INDUSTRY OR SECTOR MAY BE SUBJECT TO GREATER MARKET RISK AND MAY BE MORE VOLATILE.
(g) REAL ESTATE FUNDS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN DIVERSIFIED FUNDS BECAUSE OF THE CONCENTRATION IN A SPECIFIC INDUSTRY OR GEOGRAPHICAL SECTOR. RISKS ALSO INCLUDE DECLINES IN VALUE OF REAL ESTATE, GENERAL AND ECONOMIC CONDITIONS, CHANGES IN THE VALUE OF UNDERLYING PROPERTY AND DEFAULTS BY BORROWERS.
(h) THE FUND IS SUBJECT TO INTEREST RATE RISK ASSOCIATED WITH THE UNDERLYING BOND HOLDINGS IN THE PORTFOLIO. THE VALUE OF THE FUND CAN DECLINE AS INTEREST RATES RISE AND AN INVESTOR CAN LOSE PRINCIPAL.
(i) BOND FUNDS HAVE THE SAME INTEREST RATE, HIGH YIELD AND CREDIT RISKS ASSOCIATED WITH UNDERLYING BONDS IN THE PORTFOLIO, ALL OF WHICH CAN REDUCE THE FUND'S VALUE. AS INTEREST RATES RISE, THE VALUE OF THE FUND CAN DECLINE AND AN INVESTOR CAN LOSE PRINCIPAL.
(j) THE FUND WILL INVEST IN LOWER-RATED SECURITIES COMMONLY KNOWN AS "JUNK BONDS". THEREFORE, INVESTORS SHOULD CAREFULLY CONSIDER THEIR ABILITY TO ASSUME THE RISKS OF OWNING SHARES OF A FUND THAT INVESTS IN THESE TYPES OF SECURITIES. THE FUND IS SUBJECT TO INTEREST RATE RISK. THE VALUE OF THE FUND MAY DECLINE AS INTEREST RATES RISE.
(k) INTEREST INCOME IS GENERALLY EXEMPT FROM FEDERAL TAXES BUT MAY BE SUBJECT TO STATE AND LOCAL TAXES. FOR SOME INVESTORS, INTEREST INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FIXED INCOME FUNDS ARE SUBJECT TO INTEREST RATE RISK. AS INTEREST RATES RISE, THE VALUE OF THE FUND CAN DECLINE.
(l) THE FUND'S INVESTMENT ADVISER IS VOLUNTARILY WAIVING FEES OR REIMBURSING EXPENSES. THESE SUBSIDIES MAY END AT ANY TIME. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES HAD NOT BEEN IN EFFECT.


| 2

     ABN AMRO FUNDS
-------------------

GROWTH FUND                                                       APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS                                29%
TECHNOLOGY                                         20%
RETAIL                                             14%
FINANCE                                            11%
CAPITAL GOODS                                       6%
CONSUMER CYCLICALS                                  5%
INSURANCE                                           5%
MEDICAL PRODUCTS AND SUPPLIES                       5%
COMMERCIAL SERVICES                                 4%
CASH AND OTHER NET ASSETS                           1%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

COMMON STOCKS - 98.61%

               ADVERTISING - 3.12%
    517,117    Omnicom Group ..............................    $   42,868,999
                                                               --------------
               BIOTECHNOLOGY - 4.33%
    485,000    Amgen* .....................................        28,231,850
    845,000    Gilead Sciences* ...........................        31,349,500
                                                               --------------
                                                                   59,581,350
                                                               --------------
               CAPITAL GOODS - 5.85%
  1,014,458    Dover ......................................        36,885,693
    519,777    Illinois Tool Works ........................        43,567,708
                                                               --------------
                                                                   80,453,401
                                                               --------------
               CHEMICALS - 3.07%
    903,430    Praxair ....................................        42,307,627
                                                               --------------
               COMMERCIAL SERVICES - 4.42%
  1,042,379    Cintas .....................................        40,225,406
    628,607    Ecolab .....................................        20,561,735
                                                               --------------
                                                                   60,787,141
                                                               --------------
               CONSUMER CYCLICALS - 5.02%
    786,472    Harley-Davidson ............................        36,979,914
    585,006    Johnson Controls ...........................        32,099,279
                                                               --------------
                                                                   69,079,193
                                                               --------------
               ELECTRICAL - 2.69%
  1,021,738    General Electric ...........................        36,986,916
                                                               --------------
               FINANCE - 10.88%
    732,037    Fifth Third Bancorp ........................        31,843,609
  1,852,036    MBNA .......................................        36,577,711
  1,015,526    SLM ........................................        48,379,659
    712,634    State Street ...............................        32,945,070
                                                               --------------
                                                                  149,746,049
                                                               --------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

               FOOD AND BEVERAGES - 2.75%
  1,095,426    Sysco ......................................    $   37,901,740
                                                               --------------
               HEALTH CARE SERVICES - 3.54%
    876,845    Cardinal Health ............................        48,726,277
                                                               --------------
               INSURANCE - 4.83%
    978,099    AFLAC ......................................        39,759,724
    525,392    American International Group ...............        26,716,183
                                                               --------------
                                                                   66,475,907
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 5.14%
    938,813    Medtronic ..................................        49,475,445
    260,666    Zimmer Holdings* ...........................        21,223,426
                                                               --------------
                                                                   70,698,871
                                                               --------------
               PHARMACEUTICALS - 2.91%
  1,473,714    Pfizer .....................................        40,040,809
                                                               --------------
               RETAIL - 14.27%
  1,316,834    Dollar General .............................        26,797,572
    598,205    Home Depot (The) ...........................        21,158,511
    966,393    Kohl's* ....................................        46,000,307
    684,045    Starbucks* .................................        33,873,908
  1,498,113    TJX ........................................        33,932,259
    804,363    Walgreen ...................................        34,635,871
                                                               --------------
                                                                  196,398,428
                                                               --------------
               TECHNOLOGY - 19.76%
  2,665,502    Cisco Systems* .............................        46,059,874
  1,162,360    Dell* ......................................        40,484,999
  2,144,441    Intel ......................................        50,437,252
  1,577,426    Microsoft ..................................        39,908,878
  3,914,316    Oracle* ....................................        45,249,493
  1,993,699    Texas Instruments ..........................        49,762,727
                                                               --------------
                                                                  271,903,223
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 3.27%
  1,290,957    QUALCOMM ...................................        45,041,490
                                                               --------------
               TRANSPORTATION - 2.76%
  2,555,248    Southwest Airlines .........................        38,022,090
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $1,290,921,976) ....................     1,357,019,511
                                                               --------------

INVESTMENT COMPANY - 1.48%
 20,374,783    BlackRock Liquidity Funds
                 TempCash Portfolio .......................        20,374,783
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $20,374,783) .......................        20,374,783
                                                               --------------
TOTAL INVESTMENTS - 100.09%
   (Cost $1,311,296,759)** ................................     1,377,394,294
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (0.09)%                         (1,269,476)
                                                               --------------
NET ASSETS - 100.00% ......................................    $1,376,124,818
                                                               ==============

------------------------------
  *   Non-income producing security.
 ** At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $  128,209,236
      Gross unrealized depreciation .......................       (62,111,701)
                                                               --------------
      Net unrealized appreciation .........................    $   66,097,535
                                                               ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             | 3

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL GROWTH FUND                                     APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS                                28%
OIL AND GAS EXTRACTION                             13%
CONSUMER STAPLES                                   12%
MEDICAL PRODUCTS AND SUPPLIES                      11%
CAPITAL GOODS                                       7%
BIOTECHNOLOGY                                       7%
PHARMACEUTICALS                                     7%
TECHNOLOGY                                          5%
CASH AND OTHER NET ASSETs                           5%
RETAIL                                              5%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

COMMON STOCKS - 95.60%

               ADVERTISING - 2.47%
    835,510    Omnicom Group ..............................    $   69,263,779
                                                               --------------
               BIOTECHNOLOGY - 6.79%
  1,370,000    Amgen* .....................................        79,747,700
  1,561,800    Genentech* .................................       110,794,092
                                                               --------------
                                                                  190,541,792
                                                               --------------
               CAPITAL GOODS - 7.14%
    607,473    Caterpillar ................................        53,487,997
    634,624    Illinois Tool Works ........................        53,194,184
  1,226,651    3M .........................................        93,802,002
                                                               --------------
                                                                  200,484,183
                                                               --------------
               COMMERCIAL SERVICES - 1.83%
  1,674,755    Paychex ....................................        51,247,503
                                                               --------------
               COMMUNICATIONS - 3.05%
    880,900    eBay* ......................................        27,950,957
  2,550,000    Juniper Networks* ..........................        57,604,500
                                                               --------------
                                                                   85,555,457
                                                               --------------
               CONSUMER CYCLICALS - 1.92%
    420,000    Marriott International, Class A ............        26,355,000
    358,400    Nike, Class B ..............................        27,528,704
                                                               --------------
                                                                   53,883,704
                                                               --------------
               CONSUMER STAPLES - 11.89%
  1,234,030    Colgate-Palmolive ..........................        61,442,354
    937,225    Estee Lauder, Class A ......................        35,998,812
  2,650,185    Gillette ...................................       136,855,553
  1,836,050    Procter & Gamble ...........................        99,422,108
                                                               --------------
                                                                  333,718,827
                                                               --------------
               ELECTRICAL - 3.74%
  2,900,000    General Electric ...........................       104,980,000
                                                               --------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

               ENTERTAINMENT AND LEISURE - 1.97%
    512,706    Carnival ...................................    $   25,061,069
  1,145,985    Disney, Walt ...............................        30,254,004
                                                               --------------
                                                                   55,315,073
                                                               --------------
               FINANCE - 1.99%
  1,057,740    American Express ...........................        55,742,898
                                                               --------------
               FOOD AND BEVERAGES - 3.50%
  1,762,800    PepsiCo ....................................        98,082,192
                                                               --------------
               INSURANCE - 0.96%
    530,500    American International Group ...............        26,975,925
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 10.93%
  2,764,764    Boston Scientific* .........................        81,781,719
  1,970,000    Johnson & Johnson ..........................       135,201,100
  1,700,000    Medtronic ..................................        89,590,000
                                                               --------------
                                                                  306,572,819
                                                               --------------
               OIL AND GAS EXTRACTION - 12.52%
  1,359,013    ConocoPhillips .............................       142,492,513
    976,900    Exxon Mobil ................................        55,712,607
  1,119,200    Halliburton ................................        46,547,528
  1,556,100    Schlumberger ...............................       106,452,801
                                                               --------------
                                                                  351,205,449
                                                               --------------
               PHARMACEUTICALS - 7.43%
    594,500    Abbott Laboratories ........................        29,225,620
  1,314,010    Caremark Rx* ...............................        52,626,101
  2,167,683    Eli Lilly ..................................       126,744,425
                                                               --------------
                                                                  208,596,146
                                                               --------------
               RESTAURANTS - 3.23%
  3,095,108    McDonald's .................................        90,717,616
                                                               --------------
               RETAIL - 5.43%
  1,780,600    Bed Bath & Beyond* .........................        66,256,126
  1,806,973    Kohl's* ....................................        86,011,915
                                                               --------------
                                                                  152,268,041
                                                               --------------
               TECHNOLOGY - 5.30%
  1,105,800    Maxim Integrated Products ..................        41,356,920
  7,045,991    Oracle* ....................................        81,451,656
    402,500    Research In Motion* ........................        25,925,025
                                                               --------------
                                                                  148,733,601
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 1.45%
  1,170,000    QUALCOMM ...................................        40,821,300
                                                               --------------
               TRANSPORTATION - 2.06%
    811,604    United Parcel Service, Class B .............        57,875,481
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $2,502,020,491) ....................     2,682,581,786
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 4

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL GROWTH FUND                                     APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 SHARES                                                            VALUE
--------                                                         ---------

INVESTMENT COMPANY - 4.46%
125,026,116    BlackRock Liquidity Funds
                 TempCash Portfolio .......................    $  125,026,116
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $125,026,116) ......................       125,026,116
                                                               --------------
TOTAL INVESTMENTS - 100.06%
   (Cost $2,627,046,607)** ................................     2,807,607,902
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (0.06)% ................        (1,626,183)
                                                               --------------
NET ASSETS - 100.00% ......................................    $2,805,981,719
                                                               ==============

------------------------------
  *   Non-income producing security.
 ** At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $  308,097,014
      Gross unrealized depreciation .......................      (127,535,719)
                                                               --------------
      Net unrealized appreciation .........................    $  180,561,295
                                                               ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             | 5

     ABN AMRO FUNDS
-------------------

TAMRO LARGE CAP VALUE FUND                                        APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS                                23%
FINANCE                                            14%
OIL AND GAS EXTRACTION                             13%
COMMUNICATIONS                                     12%
FOOD AND BEVERAGES                                  9%
RETAIL                                              7%
INSURANCE                                           7%
TECHNOLGY                                           6%
PHARMACEUTICALS                                     6%
CASH AND OTHER NET ASSETS                           3%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

COMMON STOCKS - 96.66%

               BIOTECHNOLOGY - 1.61%
     14,230    MedImmune* .................................    $      361,015
                                                               --------------
               CAPITAL GOODS - 3.20%
     10,660    Eastman Kodak ..............................           266,500
     11,960    Raytheon ...................................           449,816
                                                               --------------
                                                                      716,316
                                                               --------------
               CHEMICALS - 2.03%
      9,661    duPont (E. I.) de Nemours ..................           455,130
                                                               --------------
               COMMERCIAL SERVICES - 0.95%
      5,530    Cintas .....................................           213,403
                                                               --------------
               COMMUNICATIONS - 11.63%
     15,095    Comcast, Class A* ..........................           484,700
     37,444    Liberty Media, Class A* ....................           375,938
     26,591    Time Warner* ...............................           446,995
     17,070    Univision Communications, ..................
                 Class A*                                             448,770
      9,840    Viacom, Class B ............................           340,661
     19,432    Vodafone Group, SP ADR .....................           507,952
                                                               --------------
                                                                    2,605,016
                                                               --------------
               CONSUMER CYCLICAL - 1.47%
      8,989    SONY, SP ADR ...............................           329,986
                                                               --------------
               CONSUMER STAPLES - 3.46%
      7,380    Avery Dennison .............................           386,343
     17,864    Newell Rubbermaid ..........................           388,185
                                                               --------------
                                                                      774,528
                                                               --------------
               FINANCE - 14.44%
          2    Berkshire Hathaway, Class A* ...............           168,700
        181    Berkshire Hathaway, Class B* ...............           506,440
      8,735    Citigroup ..................................           410,196
      6,120    Goldman Sachs Group ........................           653,555
     12,492    JPMorgan Chase .............................           443,341
     20,418    MBNA .......................................           403,255

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

               FINANCE (CONTINUED)
      5,827    Wachovia ...................................    $      298,226
      8,441    Washington Mutual ..........................           348,782
                                                               --------------
                                                                    3,232,495
                                                               --------------
               FOOD AND BEVERAGES - 9.02%
     12,136    Coca-Cola ..................................           527,188
      9,917    ConAgra Foods ..............................           265,280
     10,565    Kraft Foods, Class A .......................           342,411
     28,460    Kroger* ....................................           448,814
      7,850    PepsiCo ....................................           436,774
                                                               --------------
                                                                    2,020,467
                                                               --------------
               HEALTH CARE SERVICES - 4.58%
      9,995    HCA ........................................           558,121
      3,650    WellPoint* .................................           466,287
                                                               --------------
                                                                    1,024,408
                                                               --------------
               INSURANCE - 6.84%
      8,716    Cincinnati Financial .......................           350,734
      5,289    Loews ......................................           374,884
      6,690    Prudential Financial .......................           382,334
     25,300    UnumProvident ..............................           423,016
                                                               --------------
                                                                    1,530,968
                                                               --------------
               OIL AND GAS EXTRACTION - 13.14%
      5,340    Anadarko Petroleum .........................           390,034
      7,261    BP, SP ADR .................................           442,195
      7,994    ChevronTexaco ..............................           415,688
      7,659    Exxon Mobil ................................           436,793
      7,480    Royal Dutch Petroleum ......................           435,710
      5,367    Schlumberger ...............................           367,156
      9,790    Transocean* ................................           453,962
                                                               --------------
                                                                    2,941,538
                                                               --------------
               PHARMACEUTICALS - 6.42%
     18,536    Bristol-Myers Squibb .......................           481,936
      7,360    Eli Lilly ..................................           430,339
     19,370    Pfizer .....................................           526,283
                                                               --------------
                                                                    1,438,558
                                                               --------------
               RESTAURANTS - 2.08%
     15,909    McDonald's .................................           466,293
                                                               --------------
               RETAIL - 6.80%
      6,980    Costco Wholesale ...........................           283,249
     10,620    Home Depot (The) ...........................           375,629
      9,620    Kohl's* ....................................           457,912
      8,630    Wal-Mart Stores ............................           406,818
                                                               --------------
                                                                    1,523,608
                                                               --------------
               TECHNOLOGY - 5.70%
      9,400    Automatic Data Processing ..................           408,336
      7,860    CANON, SP ADR ..............................           409,034
     18,150    Microsoft ..................................           459,195
                                                               --------------
                                                                    1,276,565
                                                               --------------

               TELECOMMUNICATIONS EQUIPMENT - 1.76%
     24,610    Nokia, SP ADR ..............................           393,268
                                                               --------------
               TRANSPORTATION - 1.53%
     23,080    Southwest Airlines .........................           343,430
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $19,903,039) .......................        21,646,992
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 6

     ABN AMRO FUNDS
-------------------

TAMRO LARGE CAP VALUE FUND                                        APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

INVESTMENT COMPANY - 3.26%

    730,987    BlackRock Liquidity Funds
                 TempCash Portfolio .......................    $      730,987
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $730,987) ..........................           730,987
                                                               --------------
TOTAL INVESTMENTS - 99.92%
   (Cost $20,634,026)** ...................................        22,377,979
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.08% ..................            17,875
                                                               --------------
NET ASSETS - 100.00% ......................................    $   22,395,854
                                                               ==============

------------------------------
  *   Non-income producing security.
 ** At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $    2,176,047
      Gross unrealized depreciation .......................          (432,094)
                                                               --------------
      Net unrealized appreciation .........................    $    1,743,953
                                                               ==============

SP  ADR Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             | 7

     ABN AMRO FUNDS
-------------------

VALUE FUND                                                        APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS                                19%
FINANCE                                            21%
OIL AND GAS EXTRACTION                             12%
CAPITAL GOODS                                      10%
BASIC MATERIALS                                     8%
INSURANCE                                           7%
COMMUNICATIONS                                      6%
CONSUMER STAPLES                                    5%
PHARMACEUTICALS                                     5%
UTILITIES                                           5%
CASH AND OTHER NET ASSETS                           2%

% OF TOTAL NET ASSETS

                                                                   MARKET
    SHARES                                                         VALUE
    ------                                                     --------------

COMMON STOCKS - 98.46%

               BASIC MATERIALS - 8.45%
     51,960    Air Products & Chemicals ...................    $    3,051,611
     21,300    Bowater ....................................           692,037
     54,680    Dow Chemical ...............................         2,511,452
     71,480    duPont (E. I.) de Nemours ..................         3,367,423
     88,370    International Paper ........................         3,030,207
     17,000    Monsanto ...................................           996,540
     25,190    Nalco Holding* .............................           453,420
     60,400    PPG Industries .............................         4,080,020
     17,930    Praxair ....................................           839,662
     55,800    Smurfit-Stone Container* ...................           731,538
    106,920    Syngenta, ADR ..............................         2,216,452
                                                               --------------
                                                                   21,970,362
                                                               --------------
               CAPITAL GOODS - 10.15%
     24,790    Cooper Industries ..........................         1,578,131
     61,450    Deere ......................................         3,843,083
     42,280    Emerson Electric ...........................         2,649,688
     29,060    Illinois Tool Works ........................         2,435,809
     77,310    Lockheed Martin ............................         4,712,044
     81,930    Masco ......................................         2,579,976
     70,360    Northrop Grumman ...........................         3,858,542
     19,660    Sandvik, SP ADR ............................           767,106
     18,990    Tyco International .........................           594,577
     32,930    United Technologies ........................         3,349,640
                                                               --------------
                                                                   26,368,596
                                                               --------------
               COMMUNICATIONS - 5.93%
      6,500    Comcast, Special Class A,
                 Non-Voting* ..............................           206,245
    283,280    Sprint .....................................         6,305,813
     55,310    Time Warner* ...............................           929,761
    128,690    Verizon Communications .....................         4,607,102
    128,647    Vodafone Group, SP ADR .....................         3,362,832
                                                               --------------
                                                                   15,411,753
                                                               --------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                       --------------

               CONSUMER CYCLICALS - 3.86%
     47,160    Disney, Walt ...............................    $    1,245,024
     51,590    Hasbro .....................................           976,083
     58,600    Reed Elsevier, SP ADR ......................         2,313,528
     46,200    Tribune ....................................         1,783,320
    107,300    Viacom, Class B ............................         3,714,726
                                                               --------------
                                                                   10,032,681
                                                               --------------
               CONSUMER STAPLES - 5.35%
    122,510    Altria Group ...............................         7,961,925
    131,300    Archer-Daniels-Midland .....................         2,362,087
     57,360    Kimberly-Clark .............................         3,582,132
                                                               --------------
                                                                   13,906,144
                                                               --------------
               FINANCE - 21.17%
     54,160    American Express ...........................         2,854,232
    219,252    Bank of America ............................         9,875,110
    209,560    Citigroup ..................................         9,840,938
     87,860    Fannie Mae .................................         4,740,047
     18,700    Franklin Resources .........................         1,284,316
     22,480    Freddie Mac ................................         1,382,970
     64,850    Goldman Sachs Group ........................         6,925,331
     44,204    JPMorgan Chase .............................         1,568,800
     15,470    Lehman Brothers Holdings ...................         1,418,908
     54,610    MBNA .......................................         1,078,548
    143,200    Mellon Financial ...........................         3,965,208
     34,380    Merrill Lynch ..............................         1,854,113
     81,330    SunTrust Banks .............................         5,923,264
     38,590    Wells Fargo ................................         2,313,085
                                                               --------------
                                                                   55,024,870
                                                               --------------
               FOOD AND BEVERAGES - 4.72%
     20,760    Diageo, SP ADR .............................         1,240,410
     54,680    Heinz (H.J.) ...............................         2,014,958
     89,490    Kellogg ....................................         4,022,576
     20,040    Nestle, SP ADR .............................         1,317,257
     29,930    PepsiCo ....................................         1,665,305
     93,800    Sara Lee ...................................         2,006,382
                                                               --------------
                                                                   12,266,888
                                                               --------------
               INSURANCE - 6.58%
     38,110    AFLAC ......................................         1,549,172
    104,770    Allstate ...................................         5,883,883
     16,010    Chubb (The) ................................         1,309,298
     33,300    Hartford Financial Services
                 Group ....................................         2,409,921
    153,160    MetLife ....................................         5,957,924
                                                               --------------
                                                                   17,110,198
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 2.37%
     37,890    Baxter International .......................         1,405,719
     69,280    Johnson & Johnson ..........................         4,754,686
                                                               --------------
                                                                    6,160,405
                                                               --------------
               OIL AND GAS EXTRACTION - 11.75%
     55,030    BP, SP ADR .................................         3,351,327
     64,660    ConocoPhillips .............................         6,779,601
     30,920    Devon Energy ...............................         1,396,656
     36,950    EOG Resources ..............................         1,756,972
     96,650    Exxon Mobil ................................         5,511,950
     17,260    GlobalSantaFe ..............................           579,936
     46,400    Noble ......................................         2,361,760
     43,080    Total, SP ADR ..............................         4,778,003
     73,800    Unocal .....................................         4,025,790
                                                               --------------
                                                                   30,541,995
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 8

     ABN AMRO FUNDS
-------------------

VALUE FUND                                                        APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

               PHARMACEUTICALS - 5.35%
     65,940    Abbott Laboratories ........................    $    3,241,610
     10,400    Eli Lilly ..................................           608,088
    111,320    Merck ......................................         3,773,748
     21,300    Novartis, ADR ..............................         1,037,949
     32,000    Pfizer .....................................           869,440
     31,540    Roche Holdings, SP ADR .....................         1,902,281
     54,840    Wyeth ......................................         2,464,510
                                                               --------------
                                                                   13,897,626
                                                               --------------
               RESTAURANTS - 0.58%
     51,820    McDonald's .................................         1,518,844
                                                               --------------
               RETAIL - 2.58%
    148,280    Gap (The) ..................................         3,165,778
     29,140    Lowe's .....................................         1,518,485
     89,500    TJX ........................................         2,027,175
                                                               --------------
                                                                    6,711,438
                                                               --------------
               TECHNOLOGY - 3.34%
    164,190    Accenture, Class A* ........................         3,562,923
     30,120    Analog Devices .............................         1,027,393
     34,490    Fiserv* ....................................         1,458,927
     52,040    Hewlett-Packard ............................         1,065,259
      5,370    IBM ........................................           410,161
     61,900    Symantec* ..................................         1,162,482
                                                               --------------
                                                                    8,687,145
                                                               --------------
               TRANSPORTATION - 1.20%
     53,800    Burlington Northern Santa Fe ...............         2,595,850
     11,900    CNF ........................................           508,725
                                                               --------------
                                                                    3,104,575
                                                               --------------
               UTILITIES - 5.08%
     19,000    Cinergy ....................................           752,400
     71,060    Dominion Resources .........................         5,357,924
     15,270    Entergy ....................................         1,119,291
     17,610    Exelon .....................................           871,695
     10,950    FPL Group ..................................           446,979
     23,920    PPL ........................................         1,297,899
     19,150    Public Service Enterprise Group ............         1,112,615
     26,290    TXU ........................................         2,255,419
                                                               --------------
                                                                   13,214,222
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $215,328,056) ......................       255,927,742
                                                               --------------

                                                                   MARKET
    SHARES                                                         VALUE
    ------                                                         ------

INVESTMENT COMPANY - 1.29%

  3,340,573    BlackRock Liquidity Funds
                 TempCash Portfolio .......................    $    3,340,573
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $3,340,573) ........................         3,340,573
                                                               --------------
TOTAL INVESTMENTS - 99.75%
   (Cost $218,668,629)** ..................................       259,268,315
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.25% ..................           652,464
                                                               --------------
NET ASSETS - 100.00% ......................................    $  259,920,779
                                                               ==============

-------------------------
  *  Non-income producing security.
 ** At April 30, 2005, cost is identical for book and Federal income tax purposes.

     Gross unrealized appreciation ........................    $   45,974,618
     Gross unrealized depreciation ........................        (5,374,932)
                                                               --------------
     Net unrealized appreciation ..........................    $   40,599,686
                                                               ==============

    ADR  American Depositary Receipt
 SP ADR  Sponsored American Depositary Receipt

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             | 9

     ABN AMRO FUNDS
-------------------

VEREDUS SELECT GROWTH FUND                                        APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TECHNOLOGY                                         14%
OTHER COMMON STOCKS                                13%
CAPITAL GOODS                                      16%
CASH AND OTHER NET ASSETS                          12%
CONSUMER DISCRETIONARY                             11%
MEDICAL PRODUCTS AND SUPPLIES                       9%
FINANCE                                             6%
BUILDING                                            7%
BIOTECHNOLOGY                                       6%
INSURANCE                                           6%

% OF TOTAL NET ASSETS

                                                                   MARKET
 SHARES                                                            VALUE
 ------                                                            ------

COMMON STOCKS - 87.78%

               BASIC MATERIALS - 4.75%
      2,800    Inco* ......................................    $      100,072
      1,800    Peabody Energy .............................            78,786
                                                               --------------
                                                                      178,858
                                                               --------------
               BIOTECHNOLOGY - 6.03%
      1,600    Genzyme* ...................................            93,776
      3,600    Gilead Sciences* ...........................           133,560
                                                               --------------
                                                                      227,336
                                                               --------------
               BUILDING - 7.41%
      1,600    Centex .....................................            92,352
      4,266    D.R. Horton ................................           130,113
        750    Toll Brothers* .............................            56,850
                                                               --------------
                                                                      279,315
                                                               --------------
               CAPITAL GOODS - 15.56%
      1,100    Cummins ....................................            74,800
      1,500    Danaher ....................................            75,945
      1,000    Deere ......................................            62,540
      2,100    Grainger (W.W.) ............................           116,109
      1,400    Ingersoll-Rand, Class A ....................           107,618
      2,200    Nucor ......................................           112,420
        500    Precision Castparts ........................            36,830
                                                               --------------
                                                                      586,262
                                                               --------------
               CHEMICALS - 1.71%
      1,400    Dow Chemical ...............................            64,302
                                                               --------------
               CONSUMER DISCRETIONARY - 10.50%
      3,400    Coach* .....................................            91,120
        900    Fortune Brands .............................            76,122
      1,500    Nike, Class B ..............................           115,215
      2,000    V.F. .......................................           113,180
                                                               --------------
                                                                      395,637
                                                               --------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

               FINANCE - 5.59%
      1,400    Bear Stearns (The) .........................    $      132,524
        400    Chicago Mercantile Exchange ................            78,208
                                                               --------------
                                                                      210,732
                                                               --------------
               INSURANCE - 6.11%
      2,300    Allstate ...................................           129,168
      1,100    CIGNA ......................................           101,178
                                                               --------------
                                                                      230,346
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 9.40%
        600    Alcon ......................................            58,200
      1,000    Bard (C.R.)* ...............................            71,170
      2,200    Kinetic Concepts* ..........................           135,190
      1,100    Zimmer Holdings* ...........................            89,562
                                                               --------------
                                                                      354,122
                                                               --------------
               PHARMACEUTICALS - 1.09%
        600    Johnson & Johnson ..........................            41,178
                                                               --------------
               RETAIL - 4.54%
      1,800    American Eagle Outfitters* .................            47,196
      1,500    Home Depot (The) ...........................            53,055
      1,500    Wal-Mart Stores ............................            70,710
                                                               --------------
                                                                      170,961
                                                               --------------
               TECHNOLOGY - 14.36%
      2,200    Cognos* ....................................            83,248
      3,000    Dell* ......................................           104,490
      2,200    Mercury Interactive* .......................            90,926
      1,600    NCR* .......................................            52,800
      6,500    NVIDIA* ....................................           142,610
      3,800    Seagate Technology* ........................            66,804
                                                               --------------
                                                                      540,878
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 0.73%
      1,200    Comverse Technology* .......................            27,348
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $3,278,532) ........................         3,307,275
                                                               --------------

INVESTMENT COMPANY - 2.36%

     88,678    BlackRock Liquidity Funds
                 TempCash Portfolio .......................            88,678
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $88,678) ...........................            88,678
                                                               --------------
TOTAL INVESTMENTS - 90.14%
   (Cost $3,367,210)** ....................................         3,395,953
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 9.86% ..................           371,667
                                                               --------------
NET ASSETS - 100.00% ......................................    $    3,767,620
                                                               ==============

------------------------------
  *   Non-income producing security.
 ** At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $      146,873
      Gross unrealized depreciation .......................          (118,130)
                                                               --------------
      Net unrealized appreciation .........................    $       28,743
                                                               ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 10

     ABN AMRO FUNDS
-------------------

MID CAP FUND                                                      APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS                                29%
PRINTING AND PUBLISHING                            14%
TECHNOLOGY                                         12%
ELECTRONICS                                        12%
MEDICAL PRODUCTS AND SUPPLIES                       6%
TELECOMMUNICATIONS EQUIPMENT                        6%
AUTOMOTIVE                                          6%
CHEMICALS                                           6%
OIL AND GAS EXTRACTION                              5%
CASH AND OTHER NET ASSETS                           4%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

COMMON STOCKS - 95.82%

               AGRICULTURE - 2.61%
    255,100    Bunge ......................................    $   14,489,680
                                                               --------------
               AUTOMOTIVE - 5.58%
    331,800    BorgWarner .................................        15,169,896
    258,600    Magna International, Class A ...............        15,808,218
                                                               --------------
                                                                   30,978,114
                                                               --------------
               CAPITAL GOODS - 4.94%
    705,500    Chicago Bridge & Iron ......................        15,789,090
    298,000    York International .........................        11,660,740
                                                               --------------
                                                                   27,449,830
                                                               --------------
               CHEMICALS - 5.45%
    573,500    Engelhard ..................................        17,566,305
    259,200    FMC* .......................................        12,700,800
                                                               --------------
                                                                   30,267,105
                                                               --------------
               COMMUNICATIONS - 2.32%
  1,001,300    Interpublic Group* .........................        12,876,718
                                                               --------------
               CONSUMER CYCLICAL - 2.93%
    900,200    Mattel .....................................        16,248,610
                                                               --------------
               ELECTRONICS - 12.13%
    647,300    American Power Conversion ..................        15,703,498
    462,270    Molex ......................................        11,746,281
    392,500    Paxar* .....................................         7,033,600
    982,900    Symbol Technologies ........................        13,141,373
    377,900    Tektronix ..................................         8,185,314
    241,600    Zebra Technologies* ........................        11,538,816
                                                               --------------
                                                                   67,348,882
                                                               --------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

               ENTERTAINMENT AND LEISURE - 2.41%
    533,800    Hearst-Argyle Television ...................    $   13,398,380
                                                               --------------
               FINANCE - 1.38%
  1,462,516    Instinet Group* ............................         7,678,209
                                                               --------------
               INSURANCE - 3.01%
    415,238    Cincinnati Financial .......................        16,709,157
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 6.44%
    345,100    Edwards Lifesciences* ......................        15,198,204
    645,200    PerkinElmer ................................        11,936,200
    260,700    Varian* ....................................         8,647,419
                                                               --------------
                                                                   35,781,823
                                                               --------------
               OIL AND GAS EXTRACTION - 5.21%
    645,273    FMC Technologies* ..........................        19,571,130
    364,600    Veritas DGC* ...............................         9,333,760
                                                               --------------
                                                                   28,904,890
                                                               --------------
               OTHER - 1.77%
     85,000    Midcap SPDR Trust Series 1 .................         9,854,050
                                                               --------------
               PHARMACEUTICALS - 4.31%
    659,200    Alpharma, Class A ..........................         6,222,848
  1,024,000    King Pharmaceuticals* ......................         8,192,000
    306,600    Shire Pharmaceuticals Group, ADR ...........         9,529,128
                                                               --------------
                                                                   23,943,976
                                                               --------------
               PRINTING AND PUBLISHING - 13.81%
    462,900    Belo, Class A ..............................        10,845,747
  1,460,800    Pearson, SP ADR ............................        17,894,800
  1,900,500    Reader's Digest Association,
                 Class A ..................................        32,308,500
    449,600    Scholastic* ................................        15,668,560
                                                               --------------
                                                                   76,717,607
                                                               --------------
               TECHNOLOGY - 11.69%
    278,200    Diebold ....................................        13,456,534
  1,143,630    Mentor Graphics* ...........................        10,224,052
    556,467    Progress Software* .........................        14,846,540
  4,067,900    Unisys* ....................................        26,400,671
                                                               --------------
                                                                   64,927,797
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 6.26%
  1,731,370    Andrew* ....................................        21,243,910
    478,700    Harris .....................................        13,499,340
                                                               --------------
                                                                   34,743,250
                                                               --------------
               TRANSPORTATION - 3.57%
    288,900    CNF ........................................        12,350,475
    175,442    USF ........................................         7,479,092
                                                               --------------
                                                                   19,829,567
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $497,121,926) ......................       532,147,645
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 11

     ABN AMRO FUNDS
-------------------

MID CAP FUND                                                      APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

INVESTMENT COMPANIES - 5.90%

 27,130,190    BlackRock Liquidity Funds
                 TempCash Portfolio .......................    $   27,130,190
  5,613,109    BlackRock Provident Institutional
                 TempFund Portfolio .......................         5,613,109
                                                               --------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $32,743,299) .......................        32,743,299
                                                               --------------
TOTAL INVESTMENTS - 101.72%
   (Cost $529,865,225)** ..................................       564,890,944
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (1.72)% ................        (9,540,619)
                                                               --------------
NET ASSETS - 100.00% ......................................    $  555,350,325
                                                               ==============

------------------------------
 *    Non-income producing security.
** At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $   69,711,421
      Gross unrealized depreciation .......................       (34,685,702)
                                                               --------------
      Net unrealized appreciation .........................    $   35,025,719
                                                               ==============

     ADR  American Depositary Receipt
  SP ADR  Sponsored American Depositary Receipt
    SPDR  Standard & Poor's Depositary Receipts

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 12

     ABN AMRO FUNDS
-------------------

TAMRO SMALL CAP FUND                                              APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CASH AND OTHER NET ASSETS                           4%
OTHER COMMON STOCKS                                15%
CAPITAL GOODS                                      13%
COMMUNICATIONS                                     12%
FINANCE                                            11%
PHARMACEUTICALS                                    11%
COMMERCIAL SERVICES                                 8%
TECHNOLOGY                                          7%
CONSUMER CYCLICALS                                  7%
OIL AND GAS EXTRACTION                              6%
FOOD AND BEVERAGES                                  6%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

COMMON STOCKS - 96.05%

               BIOTECHNOLOGY - 1.28%
    201,020    Human Genome Sciences* .....................    $    2,078,547
                                                               --------------
               CAPITAL GOODS - 12.82%
     82,330    Analogic ...................................         3,433,984
     82,080    Cognex .....................................         1,792,627
    243,025    General Cable* .............................         2,952,754
    100,220    Manitowoc (The) ............................         4,008,800
     70,650    Martin Marietta Materials ..................         3,885,044
     59,020    Teleflex ...................................         3,155,799
    533,340    Viisage Technology* ........................         1,605,353
                                                               --------------
                                                                   20,834,361
                                                               --------------
               CHEMICALS - 1.97%
    159,670    Sensient Technologies ......................         3,194,997
                                                               --------------
               COMMERCIAL SERVICES - 7.86%
    112,720    Education Management* ......................         3,156,160
    101,000    MAXIMUS ....................................         3,100,700
     99,980    Valassis Communications* ...................         3,524,295
    112,860    Watson Wyatt & Co. Holdings ................         2,979,504
                                                               --------------
                                                                   12,760,659
                                                               --------------
               COMMUNICATIONS - 11.98%
    449,130    DoubleClick* ...............................         3,611,005
    147,730    Emmis Communications, Class A* .............         2,279,474
    183,920    Internet Security Systems* .................         3,577,244
    154,380    Netflix* ...................................         1,784,633
    246,390    Radio One* .................................         3,220,317
    935,985    3Com* ......................................         2,948,353
    286,840    TIBCO Software* ............................         2,048,037
                                                               --------------
                                                                   19,469,063
                                                               --------------
               CONSUMER CYCLICALS - 7.38%
    118,730    La-Z-Boy ...................................         1,405,763
    775,960    Six Flags* .................................         3,026,244
    249,120    Steelcase, Class A .........................         3,273,437
    165,880    Vail Resorts* ..............................         4,291,316
                                                               --------------
                                                                   11,996,760
                                                               --------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

               FINANCE - 10.61%
    170,240    FelCor Lodging Trust, REIT* ................    $    2,083,738
    201,435    Innkeepers USA Trust, REIT .................         2,673,042
    288,630    Knight Trading Group* ......................         2,433,151
    107,970    Post Properties, REIT ......................         3,517,663
    124,910    Raymond James Financial ....................         3,368,823
    105,940    Washington REIT ............................         3,158,071
                                                               --------------
                                                                   17,234,488
                                                               --------------
               FOOD AND BEVERAGES - 6.23%
    111,370    American Italian Pasta, Class A ............         2,635,014
    224,300    Hain Celestial Group* ......................         3,981,325
    130,470    Performance Food Group* ....................         3,508,338
                                                               --------------
                                                                   10,124,677
                                                               --------------
               INSURANCE - 1.01%
     46,970    Hilb Rogal & Hobbs .........................         1,644,420
                                                               --------------
               OIL AND GAS EXTRACTION - 6.40%
    101,094    Helmerich & Payne ..........................         3,886,054
     95,360    Tidewater ..................................         3,287,059
    106,390    Whiting Petroleum* .........................         3,220,425
                                                               --------------
                                                                   10,393,538
                                                               --------------
               PHARMACEUTICALS - 11.12%
    147,870    Andrx* .....................................         2,944,091
    201,530    Impax Laboratories* ........................         3,278,893
    136,640    NBTY* ......................................         2,913,165
     88,530    Par Pharmaceutical Cos.* ...................         2,658,556
    189,060    Perrigo ....................................         3,463,579
     61,810    Pharmaceutical Product
                 Development* .............................         2,804,938
                                                               --------------
                                                                   18,063,222
                                                               --------------
               RESTAURANTS - 4.12%
    153,790    California Pizza Kitchen* ..................         3,506,412
    160,090    O' Charley's* ..............................         3,192,195
                                                               --------------
                                                                    6,698,607
                                                               --------------
               RETAIL - 4.06%
    183,220    Fred's .....................................         2,645,697
    231,260    99 Cents Only Stores* ......................         2,562,361
     95,360    Pier 1 Imports .............................         1,384,627
                                                               --------------
                                                                    6,592,685
                                                               --------------
               TECHNOLOGY - 7.38%
    511,200    CIBER* .....................................         3,977,136
    218,460    Eclipsys* ..................................         2,951,395
    151,970    ManTech International, Class A* ............         3,654,878
     99,830    OmniVision Technologies* ...................         1,397,620
                                                               --------------
                                                                   11,981,029
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 1.83%
    242,550    Andrew* ....................................         2,976,088
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $155,778,007) ......................       156,043,141
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 13

     ABN AMRO FUNDS
-------------------

TAMRO SMALL CAP FUND                                              APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

INVESTMENT COMPANY - 3.26%

  5,299,067    BlackRock Liquidity Funds
                 TempCash Portfolio .......................    $    5,299,067
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $5,299,067) ........................         5,299,067
                                                               --------------
TOTAL INVESTMENTS - 99.31%
   (Cost $161,077,074)** ..................................       161,342,208
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.69% ..................         1,112,855
                                                               --------------
NET ASSETS - 100.00% ......................................    $  162,455,063
                                                               ==============

------------------------------
  *   Non-income producing security.
 ** At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $   12,057,154
      Gross unrealized depreciation .......................       (11,792,020)
                                                               --------------
      Net unrealized appreciation .........................    $      265,134
                                                               ==============

   REIT  Real Estate Investment Trust

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 14

     ABN AMRO FUNDS
-------------------

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTHER COMMON STOCKS                                22%
BASIC MATERIALS                                    20%
BUILDING                                           16%
CAPITAL GOODS                                      11%
CASH AND OTHER NET ASSETS                           7%
COMMUNICATIONS                                      5%
COMPUTER SOFTWARE                                   5%
HEALTH CARE SERVICES                                5%
COMMERCIAL SERVICES                                 5%
FINANCE                                             4%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

COMMON STOCKS - 92.84%

               AEROSPACE/DEFENSE - 1.24%
    638,350    BE Aerospace* ..............................    $    7,749,569
                                                               --------------
               BASIC MATERIALS - 19.68%
  1,440,700    AK Steel Holding* ..........................        10,445,075
    410,625    Allegheny Technologies .....................         9,198,000
    348,200    Alpha Natural Resources* ...................         8,060,830
    421,300    Arch Coal ..................................        18,680,442
    496,000    Commercial Metals ..........................        12,652,960
    331,150    Foundation Coal Holdings ...................         7,732,352
    237,600    Gibraltar Industries .......................         4,991,976
    423,300    Olin .......................................         7,509,342
    394,300    RTI International Metals* ..................         8,867,807
    540,650    Schnitzer Steel  Industries ................        13,316,209
    105,825    Silgan Holdings ............................         6,474,373
    333,200    Steel Dynamics .............................         9,056,376
     21,625    Texas Industries ...........................           998,643
    218,250    Wheeling-Pittsburgh* .......................         5,235,818
                                                               --------------
                                                                  123,220,203
                                                               --------------
               BIOTECHNOLOGY - 0.57%
    155,325    Eyetech Pharmaceuticals* ...................         3,570,922
                                                               --------------
               BUILDING - 16.09%
    363,825    Beazer Homes USA ...........................        16,590,420
    190,824    M.D.C. Holdings ............................        12,476,073
    247,500    Meritage Homes* ............................        15,664,275
    318,200    Ryland Group (The) .........................        19,537,480
    147,050    Standard-Pacific ...........................        10,530,250
    191,100    Toll Brothers* .............................        14,485,380
    408,750    WCI Communities* ...........................        11,457,263
                                                               --------------
                                                                  100,741,141
                                                               --------------
               CAPITAL GOODS - 11.42%
    394,350    Bucyrus International, Class A .............        15,355,989
    653,250    Joy Global .................................        22,125,577
    212,975    Knoll ......................................         3,460,844
    179,625    Manitowoc (The) ............................         7,185,000
    272,100    Shaw Group (The)* ..........................         4,916,847

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

               CAPITAL GOODS (CONTINUED)
    889,550    Steelcase, Class A .........................    $   11,688,687
    219,900    URS* .......................................         6,761,925
                                                               --------------
                                                                   71,494,869
                                                               --------------
               COMMERCIAL SERVICES - 5.08%
    532,750    Portfolio Recovery Associates* .............        19,152,363
    661,400    Resources Connection* ......................        12,639,354
                                                               --------------
                                                                   31,791,717
                                                               --------------
               COMMUNICATIONS - 4.47%
    447,500    Digital River* .............................        11,903,500
    210,050    InfoSpace* .................................         6,509,449
    180,250    Websense* ..................................         9,562,263
                                                               --------------
                                                                   27,975,212
                                                               --------------
               COMPUTER SOFTWARE - 4.92%
    199,500    Emageon* ...................................         3,146,115
    130,100    Global Payments ............................         8,425,276
    246,900    Hyperion Solutions* ........................        10,041,423
    483,000    SERENA Software* ...........................         9,191,490
                                                               --------------
                                                                   30,804,304
                                                               --------------
               CONSUMER DISCRETIONARY - 1.14%
     37,500    Deckers Outdoor* ...........................           790,125
     91,750    Timberland (The), Class A* .................         6,335,338
                                                               --------------
                                                                    7,125,463
                                                               --------------
               ELECTRONICS - 1.01%
    236,575    FARO Technologies* .........................         6,352,039
                                                               --------------
               FINANCE - 4.29%
     72,600    Chicago Mercantile Exchange ................        14,194,752
    268,875    Jefferies Group ............................         9,733,275
    223,900    optionsXpress Holdings* ....................         2,919,656
                                                               --------------
                                                                   26,847,683
                                                               --------------
               HEALTH CARE SERVICES - 5.14%
    321,200    AMERIGROUP* ................................        11,280,544
    485,800    Centene* ...................................        13,529,530
    166,700    LifePoint Hospitals* .......................         7,409,815
                                                               --------------
                                                                   32,219,889
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 2.50%
    503,350    ArthroCare* ................................        14,788,423
     19,700    Intuitive Surgical* ........................           845,918
                                                               --------------
                                                                   15,634,341
                                                               --------------
               PHARMACEUTICALS - 0.37%
    126,700    First Horizon Pharmaceutical* ..............         2,294,537
                                                               --------------
               RESTAURANTS - 1.09%
    263,150    Texas Roadhouse, Class A* ..................         6,847,163
                                                               --------------
               RETAIL - 3.76%
    741,822    Coldwater Creek* ...........................        12,403,264
    433,050    Genesco* ...................................        11,142,376
                                                               --------------
                                                                   23,545,640
                                                               --------------
               SEMICONDUCTORS - 2.39%
    380,400    Sigmatel* ..................................         9,962,676
    295,525    Trident Microsystems* ......................         5,032,791
                                                               --------------
                                                                   14,995,467
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 15

     ABN AMRO FUNDS
-------------------

VEREDUS AGGRESSIVE GROWTH FUND                                    APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

               TECHNOLOGY - 1.99%
  1,472,100    Brocade Communications
                 Systems* .................................    $    6,418,356
    333,000    Synaptics* .................................         6,037,290
                                                               --------------
                                                                   12,455,646
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 2.36%
     70,000    F5 Networks* ...............................         2,996,700
    347,025    Ixia* ......................................         5,555,870
    864,000    Powerwave Technologies* ....................         6,238,080
                                                               --------------
                                                                   14,790,650
                                                               --------------
               TRANSPORTATION - 3.33%
  1,335,700    AirTran Holdings* ..........................        11,086,310
     82,600    Freightcar America* ........................         1,603,266
    148,400    Hub Group,  Class A* .......................         8,162,000
                                                               --------------
                                                                   20,851,576
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $531,306,199) ......................       581,308,031
                                                               --------------

INVESTMENT COMPANY - 1.78%

 11,169,985    BlackRock Liquidity Funds
                 TempCash Portfolio .......................        11,169,985
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $11,169,985) .......................        11,169,985
                                                               --------------
TOTAL INVESTMENTS - 94.62%
   (Cost $542,476,184)** ..................................       592,478,016
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 5.38% ..................        33,657,938
                                                               --------------
NET ASSETS - 100.00% ......................................    $  626,135,954
                                                               ==============

------------------------------
  *   Non-income producing security.
 ** At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $   91,500,324
      Gross unrealized depreciation .......................       (41,498,492)
                                                               --------------
      Net unrealized appreciation .........................    $   50,001,832
                                                               ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 16

     ABN AMRO FUNDS
-------------------

REAL ESTATE FUND                                                  APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RETAIL                                             31%
OFFICE PROPERTIES                                  18%
INDUSTRIAL                                         15%
RESIDENTIAL                                        15%
HOTELS                                              5%
STORAGE                                             4%
DIVERSIFIED                                         4%
FOREIGN COMMON STOCK                                3%
HEALTH CARE                                         3%
CASH AND OTHER NET ASSETS                           1%
NET LEASE                                           1%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

COMMON STOCKS - 95.74%

               DIVERSIFIED - 4.23%
     44,900    Vornado Realty Trust .......................    $    3,432,605
                                                               --------------
               HEALTH CARE - 2.73%
     82,200    Ventas .....................................         2,217,756
                                                               --------------
               HOTELS - 4.96%
     48,200    Host Marriott ..............................           810,724
    119,100    Lodgian* ...................................         1,018,305
     38,000    Orient Express Hotels ......................           998,260
     54,400    Sunstone Hotel Investors ...................         1,194,624
                                                               --------------
                                                                    4,021,913
                                                               --------------
               INDUSTRIAL - 14.66%
     46,985    AMB Property ...............................         1,831,945
     58,276    Catellus Development .......................         1,614,245
     55,900    CenterPoint Properties .....................         2,303,639
     91,680    Duke Realty ................................         2,805,408
     84,200    ProLogis Trust .............................         3,333,478
                                                               --------------
                                                                   11,888,715
                                                               --------------
               NET LEASE - 0.95%
     22,600    Capital Automotive .........................           767,948
                                                               --------------
               OFFICE PROPERTIES - 17.63%
     35,375    Alexandria Real Estate Equities ............         2,434,508
     44,485    Boston Properties ..........................         2,956,918
     64,500    Brookfield Properties ......................         1,637,655
     65,600    Corporate Office Properties Trust ..........         1,725,280
    124,584    Equity Office Properties Trust .............         3,920,658
     26,600    SL Green Realty ............................         1,622,600
                                                               --------------
                                                                   14,297,619
                                                               --------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

               RESIDENTIAL - 15.34%
    119,100    Archstone-Smith Trust ......................    $    4,284,027
     34,324    AvalonBay Communities ......................         2,471,328
    102,500    Equity Residential Properties
                 Trust ....................................         3,520,875
     28,500    Essex Property Trust .......................         2,164,575
                                                               --------------
                                                                   12,440,805
                                                               --------------
               RETAIL - 30.65%
     23,600    CBL & Associates Properties ................         1,825,932
     27,000    Cedar Shopping Centers .....................           372,600
     74,300    Developers Diversified Realty ..............         3,153,292
     90,900    General Growth Properties ..................         3,555,099
     61,350    Kimco Realty ...............................         3,398,176
     63,425    Mills ......................................         3,624,105
     30,200    Pan Pacific Retail Properties ..............         1,824,684
     43,100    Regency Centers ............................         2,269,215
     73,100    Simon Property Group .......................         4,829,717
                                                               --------------
                                                                   24,852,820
                                                               --------------
               STORAGE - 4.59%
     61,000    Extra Space Storage ........................           793,000
     49,900    Public Storage .............................         2,929,130
                                                               --------------
                                                                    3,722,130
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $56,657,495) .......................        77,642,311
                                                               --------------

FOREIGN COMMON STOCK - 3.43%

               CANADA - 3.43%
    183,100    Boardwalk Real Estate
                 Investment Trust .........................         2,779,313
                                                               --------------
               TOTAL FOREIGN COMMON STOCK
                 (Cost $1,876,255) ........................         2,779,313
                                                               --------------

INVESTMENT COMPANY - 0.63%

    510,726    BlackRock Provident Institutional
                 TempCash Portfolio .......................           510,726
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $510,726) ..........................           510,726
                                                               --------------
TOTAL INVESTMENTS - 99.80%
   (Cost $59,044,476)** ...................................        80,932,350
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.20% ..................           161,502
                                                               --------------
NET ASSETS - 100.00% ......................................    $   81,093,852
                                                               ==============

------------------------------
  *   Non-income producing security.
 ** At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $   22,111,039
      Gross unrealized depreciation .......................          (223,165)
                                                               --------------
      Net unrealized appreciation .........................    $   21,887,874
                                                               ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 17

     ABN AMRO FUNDS
-------------------

VEREDUS SCITECH FUND                                              APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEDICAL PRODUCTS AND SUPPLIES                      22%
COMPUTER SOFTWARE                                  15%
BIOTECHNOLOGY                                      11%
COMMUNICATIONS                                     10%
COMPUTERS                                          10%
SEMICONDUCTORS                                     10%
TELECOMMUNICATIONS EQUIPMENT                        8%
CASH AND OTHER NET ASSETS                           8%
OTHER COMMON STOCKS                                 3%
PHARMACEUTICALS                                     3%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

COMMON STOCKS - 92.12%

               BIOTECHNOLOGY - 11.18%
      2,350    Eyetech Pharmaceuticals* ...................    $       54,027
      4,100    Genzyme* ...................................           240,301
      6,300    Gilead Sciences* ...........................           233,730
                                                               --------------
                                                                      528,058
                                                               --------------
               COMMUNICATIONS - 9.80%
      6,700    Digital River* .............................           178,220
      3,200    InfoSpace* .................................            99,168
      3,500    Websense* ..................................           185,675
                                                               --------------
                                                                      463,063
                                                               --------------
               COMPUTER SOFTWARE - 15.44%
      4,800    Cognos* ....................................           181,632
      1,650    Emageon* ...................................            26,021
      2,100    Global Payments ............................           135,996
      3,400    Hyperion Solutions* ........................           138,278
      2,900    Mercury Interactive* .......................           119,857
      6,700    SERENA Software* ...........................           127,501
                                                               --------------
                                                                      729,285
                                                               --------------
               COMPUTERS - 9.67%
      4,000    Dell* ......................................           139,320
      2,400    NCR* .......................................            79,200
      8,600    Seagate Technology* ........................           151,188
      4,800    Synaptics* .................................            87,024
                                                               --------------
                                                                      456,732
                                                               --------------
               ELECTRONICS - 1.93%
      3,400    FARO Technologies* .........................            91,290
                                                               --------------
               INDUSTRIAL - 1.56%
      1,000    Precision Castparts ........................            73,660
                                                               --------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

               MEDICAL PRODUCTS AND SUPPLIES - 22.08%
      1,500    Alcon ......................................    $      145,500
     11,950    ArthroCare* ................................           351,091
      2,100    Bard (C.R.)* ...............................           149,457
        300    Intuitive Surgical* ........................            12,882
      3,200    Kinetic Concepts* ..........................           196,640
      2,300    Zimmer Holdings* ...........................           187,266
                                                               --------------
                                                                    1,042,836
                                                               --------------
               PHARMACEUTICALS - 2.85%
      1,000    First Horizon Pharmaceutical* ..............            18,110
      1,700    Johnson & Johnson ..........................           116,671
                                                               --------------
                                                                      134,781
                                                               --------------
               SEMICONDUCTORS - 9.56%
      7,500    Netlogic Microsystems* .....................            88,200
      9,600    NVIDIA* ....................................           210,624
      3,125    Sigmatel* ..................................            81,844
      4,175    Trident Microsystems* ......................            71,100
                                                               --------------
                                                                      451,768
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 8.05%
     24,400    Brocade Communications
                 Systems* .................................           106,384
      3,000    Comverse Technology* .......................            68,370
      1,000    F5 Networks* ...............................            42,810
      4,700    Ixia* ......................................            75,247
     12,100    Powerwave Technologies* ....................            87,362
                                                               --------------
                                                                      380,173
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $4,475,928) ........................         4,351,646
                                                               --------------

INVESTMENT COMPANIES - 8.29%
    247,147    BlackRock Liquidity Funds
                 TempCash Portfolio .......................           247,147
    144,521    BlackRock Provident Institutional ..........
                 TempFund Portfolio .......................           144,521
                                                               --------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $391,668) ..........................           391,668
                                                               --------------
TOTAL INVESTMENTS - 100.41%
   (Cost $4,867,596)** ....................................         4,743,314
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (0.41)% ................           (19,221)
                                                               --------------
NET ASSETS - 100.00% ......................................    $    4,724,093
                                                               ==============

------------------------------
  *   Non-income producing security.
 ** At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $      276,611
      Gross unrealized depreciation .......................          (400,893)
                                                               --------------
      Net unrealized depreciation .........................    $     (124,282)
                                                               ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 18

     ABN AMRO FUNDS
-------------------

BALANCED FUND                                                     APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMON STOCKS                                       64%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS              16%
CORPORATE NOTES AND BONDS                           13%
NON-AGENCY MORTGAGE-BACKED SECURITIES                2%
COMMERCIAL MORTGAGE-BACKED SECURITIES                2%
CASH AND OTHER NET ASSETS                            2%
FOREIGN GOVERNMENT BONDS & ASSET BACKED SECURITY     1%

% OF TOTAL NET ASSETS

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

COMMON STOCKS - 64.20%

               ADVERTISING - 2.03%
     51,100    Omnicom Group ..............................    $    4,236,190
                                                               --------------
               BIOTECHNOLOGY - 2.82%
     47,800    Amgen* .....................................         2,782,438
     83,400    Gilead Sciences* ...........................         3,094,140
                                                               --------------
                                                                    5,876,578
                                                               --------------
               CAPITAL GOODS - 3.81%
    100,200    Dover ......................................         3,643,272
     51,300    Illinois Tool Works ........................         4,299,966
                                                               --------------
                                                                    7,943,238
                                                               --------------
               CHEMICALS - 2.00%
     89,300    Praxair ....................................         4,181,919
                                                               --------------
               COMMERCIAL SERVICES - 2.87%
    102,800    Cintas .....................................         3,967,052
     62,200    Ecolab .....................................         2,034,562
                                                               --------------
                                                                    6,001,614
                                                               --------------
               CONSUMER CYCLICALS - 3.26%
     77,500    Harley-Davidson ............................         3,644,050
     57,600    Johnson Controls ...........................         3,160,512
                                                               --------------
                                                                    6,804,562
                                                               --------------
               ELECTRICAL - 1.74%
    100,600    General Electric ...........................         3,641,720
                                                               --------------
               FINANCE - 7.09%
     72,200    Fifth Third Bancorp ........................         3,140,700
    183,050    MBNA .......................................         3,615,238
    100,400    SLM ........................................         4,783,056
     70,600    State Street ...............................         3,263,838
                                                               --------------
                                                                   14,802,832
                                                               --------------

                                                                   MARKET
  SHARES                                                           VALUE
  ------                                                           ------

               FOOD AND BEVERAGES - 1.80%
    108,400    Sysco ......................................    $    3,750,640
                                                               --------------
               HEALTH CARE SERVICES - 2.31%
     86,600    Cardinal Health ............................         4,812,362
                                                               --------------
               INSURANCE - 3.15%
     96,400    AFLAC ......................................         3,918,660
     52,300    American International Group ...............         2,659,455
                                                               --------------
                                                                    6,578,115
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 3.35%
     92,500    Medtronic ..................................         4,874,750
     25,900    Zimmer Holdings* ...........................         2,108,778
                                                               --------------
                                                                    6,983,528
                                                               --------------
               PHARMACEUTICALS - 1.89%
    145,000    Pfizer .....................................         3,939,650
                                                               --------------
               RETAIL - 9.29%
    129,500    Dollar General .............................         2,635,325
     59,000    Home Depot (The) ...........................         2,086,830
     95,300    Kohl's* ....................................         4,536,280
     67,600    Starbucks* .................................         3,347,552
    148,200    TJX ........................................         3,356,730
     79,600    Walgreen ...................................         3,427,576
                                                               --------------
                                                                   19,390,293
                                                               --------------
               TECHNOLOGY - 12.86%
    262,700    Cisco Systems* .............................         4,539,456
    114,987    Dell* ......................................         4,004,997
    211,500    Intel ......................................         4,974,480
    156,100    Microsoft ..................................         3,949,330
    386,900    Oracle* ....................................         4,472,564
    196,800    Texas Instruments ..........................         4,912,128
                                                               --------------
                                                                   26,852,955
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 2.13%
    127,500    QUALCOMM ...................................         4,448,475
                                                               --------------
               TRANSPORTATION - 1.80%
    252,800    Southwest Airlines .........................         3,761,664
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $117,175,096) ......................       134,006,335
                                                               --------------
    PAR
   VALUE
-----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.66%

               FEDERAL HOME LOAN BANK - 0.93%
$   500,000    6.500%, 11/15/06, Series TD06 ..............           520,137
    675,000    3.000%, 05/04/07 (a) .......................           673,956
    750,000    4.430%, 04/07/08 ...........................           752,285
                                                               --------------
                                                                    1,946,378
                                                               --------------
               FEDERAL HOME LOAN MORTGAGE - 2.80%
    125,587    6.500%, 06/01/29,
                 Gold Pool # C00785 .......................           130,956
    375,907    6.000%, 11/01/31,
                 Gold Pool # C01258 .......................           386,452
    301,506    6.000%, 12/01/31,
                 Gold Pool # C01272 .......................           309,964

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 19

     ABN AMRO FUNDS
-------------------

BALANCED FUND                                                     APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               FEDERAL HOME LOAN MORTGAGE (CONTINUED)
$   500,000    6.250%, 07/15/32 ...........................    $      597,814
    830,969    6.000%, 03/01/33,
                 Gold Pool # C77186 .......................           854,083
  1,474,304    5.000%, 07/01/33,
                 Gold Pool # C01585 .......................         1,464,393
    810,631    5.000%, 09/01/33,
                 Gold Pool # A13890 .......................           805,182
  1,280,660    5.500%, 11/01/33,
                 Gold Pool # C01674 .......................         1,296,877
                                                               --------------
                                                                    5,845,721
                                                               --------------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION - 8.48%
    500,000    2.625%, 01/19/07 ...........................           490,207
    800,000    5.250%, 01/15/09 ...........................           831,196
    850,000    4.250%, 05/15/09 ...........................           853,736
    850,000    4.375%, 09/15/12 ...........................           848,699
     77,913    7.000%, 03/01/13, Pool # 251572 ............            82,085
    179,721    6.000%, 08/01/13, Pool # 323250 ............           186,555
    975,000    4.125%, 04/15/14 ...........................           948,796
     94,949    6.500%, 06/01/16, Pool # 582645 ............            99,095
    255,163    7.000%, 08/01/16, Pool # 545154 ............           268,852
    344,067    5.500%, 02/01/17, Pool # 631364 ............           352,722
    766,815    5.500%, 12/01/17, Pool # 254546 ............           785,850
    570,977    5.000%, 01/01/18, Pool # 681373 ............           576,283
    766,866    5.000%, 11/01/19, Pool # 785547 ............           773,075
  1,500,000    5.000%, 03/01/20, Pool # 255626 ............         1,512,145
    748,148    5.500%, 07/01/24, Pool # 255321 ............           757,126
    125,182    7.000%, 08/01/28, Pool # 437140 ............           132,529
    140,211    6.500%, 09/01/28, Pool # 430877 ............           146,303
     27,711    6.500%, 09/01/31, Pool # 253949 ............            28,879
    162,246    7.000%, 03/01/32, Pool # 639703 ............           171,479
  1,009,822    6.500%, 08/01/32, Pool # 545819 ............         1,052,409
  1,237,183    5.500%, 02/01/33, Pool # 689115 ............         1,250,865
    258,605    4.169%, 03/01/33,
                 Pool # 681846, ARM (b) ...................           258,434
    579,594    3.084%, 07/01/34,
                 Pool # 784039, ARM (b) ...................           569,431
    844,311    4.500%, 09/01/34, Pool # 725866 ............           815,999
  1,110,315    6.000%, 11/01/34, Pool # 735060 ............         1,141,166
  1,968,296    5.500%, 12/01/34, Pool # 781629 ............         1,988,948
    765,692    5.500%, 03/01/35, Pool # 255631 ............           773,744
                                                               --------------
                                                                   17,696,608
                                                               --------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 2.24%
    235,332    7.000%, 12/15/11, Pool # 781011 ............           247,180
    161,400    7.000%, 09/15/23, Pool # 361807 ............           171,921
     99,326    6.500%, 08/15/27, Pool # 780615 ............           104,332
    480,232    6.000%, 01/15/29, Pool # 457858 ............           496,655
    196,904    7.000%, 03/15/29, Pool # 505567 ............           208,987
    277,454    7.000%, 07/15/31, Pool # 781324 ............           294,164
    206,579    7.000%, 02/20/32, Pool # 003202 ............           218,232
    240,838    6.500%, 03/15/32, Pool # 569214 ............           252,360
    904,667    6.000%, 01/15/33, Pool # 781547 ............           934,249
    730,060    6.000%, 05/20/34, Pool # 003557 ............           752,675
  1,000,000    4.919%, 09/16/34, Series 2005-29,
                 Class AB, CMO ............................           999,989
                                                               --------------
                                                                    4,680,744
                                                               --------------
               U.S. TREASURY BONDS - 0.97%
    600,000    7.500%, 11/15/16 ...........................           770,907

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               U.S. TREASURY BONDS (CONTINUED)
$ 1,150,000    5.250%, 11/15/28 ...........................    $    1,254,758
                                                               --------------
                                                                    2,025,665
                                                               --------------
               U.S. TREASURY INFLATION
               INDEX NOTE - 0.24%
    440,552    3.500%, 01/15/11 ...........................           495,759
                                                               --------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                 OBLIGATIONS
                 (Cost $32,386,842) .......................        32,690,875
                                                               --------------

CORPORATE NOTES AND BONDS - 13.10%

               AUTOMOBILE - 0.18%
    365,000    Lear, Series B
                 8.110%, 05/15/09 .........................           369,021
                                                               --------------
               BASIC MATERIALS - 0.90%
     90,000    Abitibi-Consolidated, Yankee Bond
                 8.550%, 08/01/10 .........................            87,075
    340,000    Albemarle
                 5.100%, 02/01/15 .........................           335,732
    240,000    Cascades, Senior Notes
                 7.250%, 02/15/13 .........................           237,600
    535,000    Packaging of America,
                 Unsubordinated
                 4.375%, 08/01/08 .........................           527,394
    640,000    Weyerhaeuser, Debentures
                 7.375%, 03/15/32 .........................           698,193
                                                               --------------
                                                                    1,885,994
                                                               --------------
               CAPITAL GOODS - 0.50%
    475,000    Ball
                 7.750%, 08/01/06 .........................           490,438
    230,000    Norampac, Senior Notes
                 6.750%, 06/01/13 .........................           228,850
    300,000    Owens-Brockway Glass Container
                 7.750%, 05/15/11 .........................           318,000
                                                               --------------
                                                                    1,037,288
                                                               --------------
               COMMERCIAL SERVICES - 0.18%
    370,000    Hertz, Senior Notes
                 7.625%, 06/01/12 .........................           372,424
                                                               --------------
               COMMUNICATIONS - 1.81%
    675,000    AT&T
                 6.000%, 03/15/09 .........................           707,892
    760,000    British Sky Broadcasting
                 6.875%, 02/23/09 .........................           819,047
    175,000    Nextel Communications,
                 Senior Notes
                 6.875%, 10/31/13 .........................           184,625
    285,000    PanAmSat
                 6.375%, 01/15/08 .........................           287,137
               Sprint Capital
    450,000      6.000%, 01/15/07 .........................           462,114
    500,000      6.875%, 11/15/28 .........................           559,247
    725,000    Telecom Italia Capital
                 6.375%, 11/15/33 .........................           758,438
                                                               --------------
                                                                    3,778,500
                                                               --------------
               CONSUMER CYCLICALS - 0.53%
    275,000    D.R. Horton, Senior Notes
                 6.875%, 05/01/13 .........................           293,569
    550,000    Hughes Supply
                 5.500%, 10/15/14 (c) .....................           543,016

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 20

     ABN AMRO FUNDS
-------------------

BALANCED FUND                                                     APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------
               CONSUMER CYCLICALS (CONTINUED)
$   275,000    NVR, Senior Notes
                 5.000%, 06/15/10 .........................    $      272,250
                                                               --------------
                                                                    1,108,835
                                                               --------------
               ELECTRONICS - 0.17%
    330,000    L-3 Communications
                 7.625%, 06/15/12 .........................           350,625
                                                               --------------
               ENTERTAINMENT AND LEISURE - 0.21%
    250,000    Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07 .........................           267,812
    165,000    MGM MIRAGE
                 9.750%, 06/01/07 .........................           178,613
                                                               --------------
                                                                      446,425
                                                               --------------
               FINANCE - 2.58%
    375,000    American General Finance, MTN,
                 Series G
                 5.750%, 03/15/07 .........................           384,954
    250,000    Beaver Valley Funding, Debentures
                 9.000%, 06/01/17 .........................           299,829
    400,000    Block Financial
                 5.125%, 10/30/14 .........................           394,825
    475,000    Corporacion Andina de Fomento
                 5.200%, 05/21/13 .........................           478,308
    825,000    Ford Motor Credit
                 5.625%, 10/01/08 .........................           778,725
    325,000    Fresenius Medical Capital Trust II
                 7.875%, 02/01/08 .........................           338,813
    770,000    General Motors Acceptance
                 8.000%, 11/01/31 .........................           649,490
    200,000    Goldman Sachs Group
                 4.125%, 01/15/08 .........................           199,666
    460,000    Household Finance, Senior
                 Unsubordinated Notes
                 6.400%, 06/17/08 .........................           487,283
    250,000    International Lease Finance
                 Senior Notes
                 5.625%, 06/01/07 .........................           256,852
    225,000    SLM, MTN, Series A
                 5.625%, 04/10/07 .........................           231,118
    850,000    Westpac Capital Trust III,
                 Subordinated
                 5.819%, 09/30/13 (c) (d) .................           887,468
                                                               --------------
                                                                    5,387,331
                                                               --------------
               FOOD AND BEVERAGES - 1.68%
    650,000    Albertson's, Debentures
                 7.450%, 08/01/29 .........................           715,011
    195,000    Constellation Brands, Series B
                 8.000%, 02/15/08 .........................           203,775
    425,000    Delhaize America
                 8.125%, 04/15/11 .........................           470,650
    500,000    General Mills
                 5.125%, 02/15/07 .........................           509,383
    470,000    Kellogg, Series B
                 6.000%, 04/01/06 .........................           479,513
    650,000    Kraft Foods
                 6.250%, 06/01/12 .........................           707,071
    410,000    Safeway
                 5.800%, 08/15/12 .........................           425,016
                                                               --------------
                                                                    3,510,419
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               HEALTH CARE SERVICES - 0.28%
$   315,000    HCA
                 6.300%, 10/01/12 .........................    $      318,345
    275,000    Omnicare, Senior Subordinated
                 Notes
                 6.125%, 06/01/13 .........................           268,125
                                                               --------------
                                                                      586,470
                                                               --------------
               INSURANCE - 0.46%
    960,000    Leucadia National, Senior Notes
                 7.000%, 08/15/13 .........................           964,800
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 0.20%
    400,000    Boston Scientific
                 5.450%, 06/15/14 .........................           415,546
                                                               --------------
               OIL AND GAS EXTRACTION - 1.47%
    590,000    Amerada Hess
                 7.875%, 10/01/29 .........................           713,857
    240,000    Chesapeake Energy, Senior Notes
                 7.000%, 08/15/14 .........................           247,200
    200,000    Grant Prideco
                 Series B
                 9.625%, 12/01/07 .........................           219,500
    400,000    Halliburton
                 5.500%, 10/15/10 .........................           416,807
    550,000    Pioneer Natural Resources
                 6.500%, 01/15/08 .........................           571,558
    100,000    Pride International, Senior Notes
                 7.375%, 07/15/14 .........................           105,500
    275,000    Tesoro Petroleum
                 8.000%, 04/15/08 .........................           289,437
    210,000    Western Oil Sands
                 8.375%, 05/01/12 .........................           234,098
    250,000    Williams Companies
                 Debentures, Series A
                 7.500%, 01/15/31 .........................           259,375
                                                               --------------
                                                                    3,057,332
                                                               --------------
               PHARMACEUTICALS - 0.22%
    435,000    Wyeth
                 5.500%, 03/15/13 .........................           451,215
                                                               --------------
               RESTAURANTS - 0.20%
    390,000    Yum! Brands, Senior Notes
                 7.650%, 05/15/08 .........................           426,553
                                                               --------------
               TECHNOLOGY - 0.20%
    405,000    Unisys, Senior Notes
                 8.125%, 06/01/06 .........................           415,125
                                                               --------------
               TRANSPORTATION - 0.26%
    134,467    Delta Air Lines Equipment Trust
                 Series 1992-A
                 8.540%, 01/02/07 .........................            75,302
    475,000    Ryder System
                 4.625%, 04/01/10 .........................           471,659
                                                               --------------
                                                                      546,961
                                                               --------------
               UTILITIES - 1.07%
    600,000    CenterPoint Energy, Senior Notes,
                 Series B
                 7.250%, 09/01/10 .........................           661,667
    500,000    CILCORP, Senior Notes
                 8.700%, 10/15/09 .........................           575,704

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 21

     ABN AMRO FUNDS
-------------------

BALANCED FUND                                                     APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               UTILITIES (CONTINUED)
$   235,000    Nevada Power, Second Mortgage
                 9.000%, 08/15/13 .........................    $      260,262
    315,000    NiSource Finance, Senior Notes
                 6.150%, 03/01/13 .........................           341,497
     90,000    Southern California Edison,
                 First Refunding Mortgage
                 8.000%, 02/15/07 .........................            95,876
    300,000    Virginia Electric & Power
                 4.500%, 12/15/10 .........................           297,771
                                                               --------------
                                                                    2,232,777
                                                               --------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $27,187,314) .......................        27,343,641
                                                               --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 1.94%

    724,278    Bear Stearns Asset Backed Securities
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33 .........................           718,873
    653,224    Chase Mortgage Finance
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (e) .....................           662,299
    305,084    CS First Boston Mortgage Securities
                 Series 2002-34, Class 1A1, CMO
                 7.500%, 12/25/32 .........................           314,788
    770,908    JP Morgan Mortgage Trust
                 Series 2005-A2, Class 5A1, CMO
                 4.398%, 04/25/35 .........................           763,639
  1,624,936    Wells Fargo Mortgage Backed
                 Securities Trust, Class 1A2
                 CMO, ARM, Series 2003K
                 4.498%, 11/25/33 (e) (b) .................         1,591,930
                                                               --------------
               TOTAL NON-AGENCY MORTGAGE-BACKED
                 SECURITIES
                 (Cost $4,074,042) ........................         4,051,529
                                                               --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.87%

  1,000,000    CS First Boston Mortgage Securities
                 Series 1998-C2, Class A2
                 6.300%, 11/11/30 .........................         1,061,680
               GMAC Commercial Mortgage Securities
    850,000      Series 2000-C3, Class A2
                 6.957%, 09/15/35 .........................           946,413
    975,000      Series 2003-C3, Class A4
                 5.023%, 04/10/40 .........................           988,233
    850,000    JPMorgan Commercial
                 Mortgage Finance, CMO
                 Series 1999-C7, Class A2
                 6.507%, 10/15/35 (e) .....................           904,072
                                                               --------------
               TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITIES
                 (Cost $3,902,267) ........................         3,900,398
                                                               --------------

ASSET-BACKED SECURITY - 0.44%

    900,000    Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 .........................           916,799
                                                               --------------
               TOTAL ASSET-BACKED SECURITY
                 (Cost $915,828) ..........................           916,799
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

FOREIGN GOVERNMENT BONDS - 0.60%

$   475,000    Republic of Philippines
                 8.250%, 01/15/14 .........................    $      472,625
    725,000    United Mexican States
                 Series A, MTN
                 7.500%, 04/08/33 .........................           786,625
                                                               --------------
               TOTAL FOREIGN GOVERNMENT BONDS
                 (Cost $1,227,041) ........................         1,259,250
                                                               --------------
SHARES
--------

INVESTMENT COMPANY - 1.80%

  3,745,842    BlackRock Liquidity Funds
                 TempCash Portfolio .......................         3,745,842
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $3,745,842) ........................         3,745,842
                                                               --------------
TOTAL INVESTMENTS - 99.61%
   (Cost $190,614,272)** ..................................       207,914,669
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.39% ..................           805,708
                                                               --------------
NET ASSETS - 100.00% ......................................    $  208,720,377
                                                               ==============

------------------------------
  *   Non-income producing security.
 ** At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $   24,493,504
      Gross unrealized depreciation .......................        (7,193,107)
                                                               --------------
      Net unrealized appreciation .........................    $   17,300,397
                                                               ==============

(a) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2005.
(b) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at April 30, 2005.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2005, these securities amounted to $1,430,484 or 0.69% of net assets. These securities have been determined by the Adviser to be liquid securities.
(d) Variable rate security. Bond will pay an initial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable thereafter. The maturity date shown is the next scheduled reset date.
(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

ARM Adjustable Rate Mortgage
CMO Collateralized Mortgage Obligation
MTN Medium Term Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 22

     ABN AMRO FUNDS
-------------------

BALANCED FUND                                                     APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
Common Stocks .............................................                64%
Investment Company ........................................                 2%
US Government Obligations .................................                 1%
US Government Agency Obligations ..........................                14%
Corporate Notes and Bonds (Moody's Ratings)
  Aaa .....................................................                 5%
  A .......................................................                 2%
  Baa .....................................................                 6%
  Ba ......................................................                 5%
  B .......................................................                 1%
                                                                          ---
                                                                          100%
                                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 23

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMON STOCKS                                   65%
U.S GOVERNMENT AND AGENCY OBLIGATIONS           16%
CORPORATE NOTES AND BONDS                       14%
CASH AND OTHER NET ASSETS                        4%
ASSET-BACKED SECURITY                            1%

% OF TOTAL NET ASSETS

                                                                   MARKET
 SHARES                                                            VALUE
--------                                                         ---------

COMMON STOCKS - 65.19%

               ADVERTISING - 1.67%
     21,200    Omnicom Group ..............................    $    1,757,480
                                                               --------------
               BIOTECHNOLOGY - 4.50%
     36,300    Amgen* .....................................         2,113,023
     36,900    Genentech* .................................         2,617,686
                                                               --------------
                                                                    4,730,709
                                                               --------------
               CAPITAL GOODS - 5.01%
     15,900    Caterpillar ................................         1,399,995
     17,000    Illinois Tool Works ........................         1,424,940
     32,000    3M .........................................         2,447,040
                                                               --------------
                                                                    5,271,975
                                                               --------------
               COMMERCIAL SERVICES - 1.34%
     45,900    Paychex ....................................         1,404,540
                                                               --------------
               COMMUNICATIONS - 2.07%
     19,700    eBay* ......................................           625,081
     68,800    Juniper Networks* ..........................         1,554,192
                                                               --------------
                                                                    2,179,273
                                                               --------------
               CONSUMER CYCLICALS - 1.43%
     12,960    Marriott International, Class A ............           813,240
      9,000    Nike, Class B ..............................           691,290
                                                               --------------
                                                                    1,504,530
                                                               --------------
               CONSUMER STAPLES - 8.20%
     32,850    Colgate-Palmolive ..........................         1,635,601
     22,100    Estee Lauder, Class A ......................           848,861
     68,800    Gillette ...................................         3,552,832
     47,700    Procter & Gamble ...........................         2,582,955
                                                               --------------
                                                                    8,620,249
                                                               --------------
               ELECTRICAL - 2.64%
     76,700    General Electric ...........................         2,776,540
                                                               --------------

                                                                   MARKET
 SHARES                                                            VALUE
--------                                                         ---------

               ENTERTAINMENT AND LEISURE - 1.42%
     13,100    Carnival ...................................    $      640,328
     32,440    Disney, Walt ...............................           856,416
                                                               --------------
                                                                    1,496,744
                                                               --------------
               FINANCE - 1.51%
     30,200    American Express ...........................         1,591,540
                                                               --------------
               FOOD AND BEVERAGES - 2.39%
     45,270    PepsiCo ....................................         2,518,823
                                                               --------------
               INSURANCE - 0.59%
     12,200    American International Group ...............           620,370
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 7.51%
     70,900    Boston Scientific* .........................         2,097,222
     49,620    Johnson & Johnson ..........................         3,405,421
     45,580    Medtronic ..................................         2,402,066
                                                               --------------
                                                                    7,904,709
                                                               --------------
               OIL AND GAS EXTRACTION - 8.31%
     33,800    ConocoPhillips .............................         3,543,930
     25,000    Exxon Mobil ................................         1,425,750
     25,000    Halliburton ................................         1,039,750
     39,900    Schlumberger ...............................         2,729,559
                                                               --------------
                                                                    8,738,989
                                                               --------------
               PHARMACEUTICALS - 4.61%
     13,200    Abbott Laboratories ........................           648,912
     34,400    Caremark Rx* ...............................         1,377,720
     48,200    Eli Lilly ..................................         2,818,254
                                                               --------------
                                                                    4,844,886
                                                               --------------
               RESTAURANTS - 2.21%
     79,300    McDonald's .................................         2,324,283
                                                               --------------
               RETAIL - 3.98%
     48,000    Bed Bath & Beyond* .........................         1,786,080
     50,400    Kohl's* ....................................         2,399,040
                                                               --------------
                                                                    4,185,120
                                                               --------------
               TECHNOLOGY - 3.43%
     24,700    Maxim Integrated Products ..................           923,780
    182,200    Oracle* ....................................         2,106,232
      9,000    Research In Motion* ........................           579,690
                                                               --------------
                                                                    3,609,702
                                                               --------------
               TELECOMMUNICATIONS EQUIPMENT - 0.93%
     27,900    QUALCOMM ...................................           973,431
                                                               --------------
               TRANSPORTATION - 1.44%
     21,200    United Parcel Service, Class B .............         1,511,772
                                                               --------------
               TOTAL COMMON STOCKS
                 (Cost $63,898,593) .......................        68,565,665
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 24

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL BALANCED FUND                                   APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.23%

               FEDERAL HOME LOAN MORTGAGE - 3.53%
$    83,887    7.500%, 03/15/07, CMO, Class J .............    $       83,865
  1,250,000    2.750%, 03/15/08 ...........................         1,210,300
    750,000    5.125%, 10/15/08 ...........................           775,408
  1,500,000    6.625%, 09/15/09 ...........................         1,646,744
                                                               --------------
                                                                    3,716,317
                                                               --------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 3.74%
  1,000,000    7.000%, 07/15/05 ...........................         1,007,656
  1,300,000    2.875%, 10/15/05 ...........................         1,297,646
  1,500,000    6.000%, 05/15/11 ...........................         1,629,463
                                                               --------------
                                                                    3,934,765
                                                               --------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 0.00%
        351    9.000%, 09/15/08, Pool # 27056 .............               370
                                                               --------------
               U.S. TREASURY BONDS - 4.95%
  1,400,000    8.000%, 11/15/21 ...........................         1,956,611
  1,000,000    6.875%, 08/15/25 ...........................         1,296,329
  1,600,000    6.125%, 08/15/29 ...........................         1,953,126
                                                               --------------
                                                                    5,206,066
                                                               --------------
               U.S. TREASURY NOTES - 4.01%
  1,350,000    6.500%, 10/15/06 ...........................         1,406,585
    900,000    3.500%, 11/15/06 ...........................           899,684
  1,000,000    3.250%, 08/15/08 ...........................           984,180
    950,000    3.125%, 04/15/09 ...........................           926,102
                                                               --------------
                                                                    4,216,551
                                                               --------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                 OBLIGATIONS
                 (Cost $16,599,481) .......................        17,074,069
                                                               --------------

CORPORATE NOTES AND BONDS - 13.45%

               COMMUNICATIONS - 1.35%
  1,250,000    BellSouth Capital Funding
                 7.750%, 02/15/10 .........................         1,419,937
                                                               --------------
               FINANCE - 7.15%
  1,250,000    American Express Credit
                 3.000%, 05/16/08 .........................         1,208,304
  1,250,000    General Electric Capital, MTN,
                 Series A
                 5.875%, 02/15/12 .........................         1,335,767
  1,200,000    Goldman Sachs Group
                 5.150%, 01/15/14 .........................         1,209,890
  1,250,000    National Rural Utilities Cooperative
                 Finance, Collateral Trust
                 6.200%, 02/01/08 .........................         1,312,853
  1,250,000    Wachovia
                 4.950%, 11/01/06 .........................         1,267,448
  1,200,000    Wells Fargo
                 4.200%, 01/15/10 .........................         1,189,045
                                                               --------------
                                                                    7,523,307
                                                               --------------
               INDUSTRIAL - 1.35%
  1,250,000    Honeywell International
                 7.500%, 03/01/10 .........................         1,415,247
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               OIL AND GAS EXTRACTION - 1.21%
$ 1,250,000    Conoco Funding
                 5.450%, 10/15/06 .........................    $    1,277,723
                                                               --------------
               PHARMACEUTICALS - 1.16%
  1,250,000    Abbott Laboratories
                 4.350%, 03/15/14 .........................         1,220,731
                                                               --------------
               TECHNOLOGY - 1.23%
  1,290,000    Hewlett-Packard
                 7.150%, 06/15/05 .........................         1,295,755
                                                               --------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $13,986,468) .......................        14,152,700
                                                               --------------

ASSET-BACKED SECURITY - 1.22%

  1,250,000    PECO Energy Transition Trust
                 Series 1999-A, Class A-6
                 6.050%, 03/01/09 .........................         1,282,823
                                                               --------------
               TOTAL ASSET-BACKED SECURITY
                 (Cost $1,224,303) ........................         1,282,823
                                                               --------------

 SHARES
--------

INVESTMENT COMPANY - 3.68%

  3,867,696    BlackRock Liquidity Funds
                 TempCash Portfolio .......................         3,867,696
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $3,867,696) ........................         3,867,696
                                                               --------------
TOTAL INVESTMENTS - 99.77%
   (Cost $99,576,541)** ...................................       104,942,953
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.23% ..................           239,296
                                                               --------------
NET ASSETS - 100.00% ......................................    $  105,182,249
                                                               ==============

------------------------------
  *   Non-income producing security.
 ** At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $    8,884,939
      Gross unrealized depreciation .......................        (3,518,527)
                                                               --------------
      Net unrealized appreciation .........................    $    5,366,412
                                                               ==============

CMO Collateralized Mortgage Obligation
MTN Medium Term Note

PORTFOLIO COMPOSITION
Common Stocks .............................................                65%
Investment Company ........................................                 4%
US Government Obligations .................................                 9%
US Government Agency Obligations ..........................                 7%
Corporate Notes and Bonds (Moody's Ratings)
  Aaa .....................................................                 2%
  Aa ......................................................                 5%
  A .......................................................                 8%
                                                                          ---
                                                                          100%
                                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 25

     ABN AMRO FUNDS
-------------------

BOND FUND                                                         APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S GOVERNMENT AND AGENCY OBLIGATIONS           46%
CORPORATE NOTES AND BONDS                       34%
NON-AGENCY MORTGAGE-BACKED SECURITIES            8%
COMMERCIAL MORTGAGE-BACKED SECURITIES            5%
CASH AND OTHER NET ASSETS                        4%
ASSET-BACKED SECURITIES                          2%
FOREIGN GOVERNMENT BONDS                         1%

% OF TOTAL NET ASSETS

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.14%

               FEDERAL HOME LOAN BANK - 4.15%
$ 5,075,000    6.500%, 11/15/06, Series TD06 ..............    $    5,279,395
  2,050,000    3.000%, 05/04/07 (b) .......................         2,046,829
  2,350,000    4.430%, 04/07/08 ...........................         2,357,158
                                                               --------------
                                                                    9,683,382
                                                               --------------
               FEDERAL HOME LOAN MORTGAGE - 9.14%
    459,441    6.000%, 11/01/31,
                 Gold Pool # C01258 .......................           472,330
    976,790    6.000%, 12/01/31,
                 Gold Pool # C01272 .......................         1,004,192
  1,490,691    6.000%, 01/01/32,
                 Gold Pool # C01286 .......................         1,532,510
  4,000,000    6.250%, 07/15/32 ...........................         4,782,508
  2,877,931    6.500%, 08/01/32,
                 Gold Pool # C01385 .......................         2,994,613
  2,300,426    6.000%, 03/01/33,
                 Gold Pool # C77186 .......................         2,364,416
  8,190,577    5.000%, 07/01/33,
                 Gold Pool # C01585 .......................         8,135,516
                                                               --------------
                                                                   21,286,085
                                                               --------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 26.16%
  5,000,000    2.625%, 01/19/07 ...........................         4,902,075
  4,500,000    5.250%, 01/15/09 ...........................         4,675,478
  4,100,000    4.375%, 09/15/12 ...........................         4,093,723
  4,500,000    4.125%, 04/15/14 ...........................         4,379,058
  3,133,300    5.500%, 04/01/17, Pool # 254259 ............         3,211,081
  3,834,075    5.500%, 12/01/17, Pool # 254546 ............         3,929,252
  1,809,627    5.000%, 01/01/18, Pool # 681373 ............         1,826,441
  3,243,386    5.000%, 03/01/18, Pool # 675713 ............         3,271,915
  4,700,000    5.000%, 03/01/20, Pool # 255626 ............         4,738,054
  1,813,692    5.500%, 07/01/24, Pool # 255321 ............         1,835,457
    224,337    6.500%, 09/01/28, Pool # 430877 ............           234,085
    931,085    6.500%, 09/01/31, Pool # 253949 ............           970,350
  2,524,555    6.500%, 08/01/32, Pool # 545819 ............         2,631,021

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION (CONTINUED)
$ 7,296,205    5.500%, 02/01/33, Pool # 689115 ............    $    7,376,897
  3,103,262    4.169%, 03/01/33,
                 Pool # 681846, ARM (a) ...................         3,101,209
  3,434,631    3.084%, 07/01/34,
                 Pool # 784039, ARM (a) ...................         3,374,407
  6,429,915    5.000%, 02/01/35, Pool # 807899 ............         6,373,723
                                                               --------------
                                                                   60,924,226
                                                               --------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 3.38%
    655,888    7.000%, 02/20/32, Pool # 003202 ............           692,886
  2,261,667    6.000%, 01/15/33, Pool # 781547 ............         2,335,622
  1,784,591    6.000%, 05/20/34, Pool # 003557 ............         1,839,874
  3,000,000    4.919%, 09/16/34, Series 2005-29,
                 Class AB, CMO ............................         2,999,967
                                                               --------------
                                                                    7,868,349
                                                               --------------
               U.S. TREASURY BONDS - 2.51%
  2,000,000    7.500%, 11/15/16 ...........................         2,569,688
  3,000,000    5.250%, 11/15/28 ...........................         3,273,282
                                                               --------------
                                                                    5,842,970
                                                               --------------
               U.S. TREASURY INFLATION
               INDEX NOTE - 0.80%
  1,652,070    3.500%, 01/15/11 ...........................         1,859,096
                                                               --------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                 OBLIGATIONS
                 (Cost $107,019,841) ......................       107,464,108
                                                               --------------

CORPORATE NOTES AND BONDS - 33.95%

               AUTOMOBILE - 0.82%
  1,900,000    Lear, Series B
                 8.110%, 05/15/09 .........................         1,920,930
                                                               --------------
               BASIC MATERIALS - 2.12%
    290,000    Abitibi-Consolidated, Yankee Bond
                 8.550%, 08/01/10 .........................           280,575
  1,000,000    Albemarle
                 5.100%, 02/01/15 .........................           987,448
  1,100,000    Cascades, Senior Notes
                 7.250%, 02/15/13 .........................         1,089,000
  1,500,000    Packaging of America,
                 Unsubordinated
                 4.375%, 08/01/08 .........................         1,478,673
  1,000,000    Weyerhaeuser, Debentures
                 7.375%, 03/15/32 .........................         1,090,927
                                                               --------------
                                                                    4,926,623
                                                               --------------
               CAPITAL GOODS - 1.48%
  1,500,000    Ball
                 7.750%, 08/01/06 .........................         1,548,750
  1,100,000    Norampac, Senior Notes
                 6.750%, 06/01/13 .........................         1,094,500
    750,000    Owens-Brockway Glass Container
                 7.750%, 05/15/11 .........................           795,000
                                                               --------------
                                                                    3,438,250
                                                               --------------
               COMMERCIAL SERVICES - 0.58%
  1,350,000    Hertz, Senior Notes
                 7.625%, 06/01/12 .........................         1,358,845
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 26

     ABN AMRO FUNDS
-------------------

BOND FUND                                                         APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               COMMUNICATIONS - 2.99%
$ 1,000,000    AT&T
                 6.000%, 03/15/09 .........................    $    1,048,729
    765,000    British Sky Broadcasting
                 6.875%, 02/23/09 .........................           824,435
    800,000    Nextel Communications,
                 Senior Notes
                 6.875%, 10/31/13 .........................           844,000
  1,000,000    PanAmSat
                 6.375%, 01/15/08 .........................         1,007,500
  1,250,000    Sprint Capital
                 6.875%, 11/15/28 .........................         1,398,117
  1,750,000    Telecom Italia Capital
                 6.375%, 11/15/33 .........................         1,830,712
                                                               --------------
                                                                    6,953,493
                                                               --------------
               CONSUMER CYCLICALS - 1.50%
    750,000    D.R. Horton, Senior Notes
                 6.875%, 05/01/13 .........................           800,642
  1,730,000    Hughes Supply
                 5.500%, 10/15/14 (c) .....................         1,708,033
  1,000,000    NVR, Senior Notes
                 5.000%, 06/15/10 .........................           990,000
                                                               --------------
                                                                    3,498,675
                                                               --------------
               ELECTRONICS - 0.46%
  1,000,000    L-3 Communications
                 7.625%, 06/15/12 .........................         1,062,500
                                                               --------------
               ENTERTAINMENT AND LEISURE - 0.79%
  1,125,000    Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07 .........................         1,205,156
    590,000    MGM MIRAGE
                 9.750%, 06/01/07 .........................           638,675
                                                               --------------
                                                                    1,843,831
                                                               --------------
               FINANCE - 7.40%
    750,000    Beaver Valley Funding, Debentures
                 9.000%, 06/01/17 .........................           899,486
  2,150,000    Block Financial
                 5.125%, 10/30/14 .........................         2,122,186
  1,500,000    Corporacion Andina de Fomento
                 5.200%, 05/21/13 .........................         1,510,446
  2,215,000    Ford Motor Credit
                 5.625%, 10/01/08 .........................         2,090,758
  1,560,000    Fresenius Medical Capital Trust II
                 7.875%, 02/01/08 .........................         1,626,300
  2,000,000    General Motors Acceptance
                 8.000%, 11/01/31 .........................         1,686,988
  1,175,000    Household Finance, Senior
                 Unsubordinated Notes
                 6.400%, 06/17/08 .........................         1,244,690
  1,725,000    International Lease Finance
                 Senior Notes
                 5.625%, 06/01/07 .........................         1,772,279
  2,000,000    SLM, MTN, Series A
                 5.625%, 04/10/07 .........................         2,054,384
  2,125,000    Westpac Capital Trust III,
                 Subordinated
                 5.819%, 12/29/49 (c) (d) .................         2,218,670
                                                               --------------
                                                                   17,226,187
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               FOOD AND BEVERAGES - 4.41%
$   985,000    Albertson's, Debentures
                 7.450%, 08/01/29 .........................    $    1,083,516
    840,000    Constellation Brands, Series B
                 8.000%, 02/15/08 .........................           877,800
  1,000,000    Delhaize America
                 8.125%, 04/15/11 .........................         1,107,411
  2,000,000    General Mills
                 5.125%, 02/15/07 .........................         2,037,532
  2,875,000    Kellogg, Series B
                 6.000%, 04/01/06 .........................         2,933,193
  2,050,000    Kraft Foods
                 6.250%, 06/01/12 .........................         2,229,994
                                                               --------------
                                                                   10,269,446
                                                               --------------
               HEALTH CARE SERVICES - 0.94%
  1,440,000    HCA
                 6.300%, 10/01/12 .........................         1,455,293
    750,000    Omnicare, Senior Subordinated Notes
                 6.125%, 06/01/13 .........................           731,250
                                                               --------------
                                                                    2,186,543
                                                               --------------
               INSURANCE - 1.40%
  3,250,000    Leucadia National, Senior Notes
                 7.000%, 08/15/13 .........................         3,266,250
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 0.47%
  1,050,000    Boston Scientific
                 5.450%, 06/15/14 .........................         1,090,809
                                                               --------------
               OIL AND GAS EXTRACTION - 3.04%
  1,500,000    Amerada Hess
                 7.875%, 10/01/29 .........................         1,814,890
    500,000    Chesapeake Energy, Senior Notes
                 7.000%, 08/15/14 .........................           515,000
    500,000    Grant Prideco
                 Series B
                 9.625%, 12/01/07 .........................           548,750
  1,000,000    Pioneer Natural Resources
                 6.500%, 01/15/08 .........................         1,039,197
    400,000    Pride International, Senior Notes
                 7.375%, 07/15/14 .........................           422,000
  1,000,000    Tesoro Petroleum
                 8.000%, 04/15/08 .........................         1,052,500
  1,005,000    Western Oil Sands
                 8.375%, 05/01/12 .........................         1,120,324
    550,000    Williams Companies
                 Debentures, Series A
                 7.500%, 01/15/31 .........................           570,625
                                                               --------------
                                                                    7,083,286
                                                               --------------
               PHARMACEUTICALS - 0.48%
  1,075,000    Wyeth
                 5.500%, 03/15/13 .........................         1,115,072
                                                               --------------
               RESTAURANTS - 0.53%
  1,135,000    Yum! Brands, Senior Notes
                 7.650%, 05/15/08 .........................         1,241,379
                                                               --------------
               TECHNOLOGY - 0.53%
  1,215,000    Unisys, Senior Notes
                 8.125%, 06/01/06 .........................         1,245,375
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 27

     ABN AMRO FUNDS
-------------------

BOND FUND                                                         APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               TRANSPORTATION - 0.64%
$ 1,500,000    Ryder System
                 4.625%, 04/01/10 .........................    $    1,489,451
                                                               --------------
               UTILITIES - 3.37%
  1,500,000    CenterPoint Energy, Senior Notes,
                 Series B
                 7.250%, 09/01/10 .........................         1,654,167
  3,000,000    CILCORP, Senior Notes
                 8.700%, 10/15/09 .........................         3,454,224
  1,000,000    Nevada Power, Second Mortgage
                 9.000%, 08/15/13 .........................         1,107,500
  1,000,000    NiSource Finance, Senior Notes
                 6.150%, 03/01/13 .........................         1,084,118
    522,000    Southern California Edison, First
                 Refunding Mortgage
                 8.000%, 02/15/07 .........................           556,082
                                                               --------------
                                                                    7,856,091
                                                               --------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $78,405,491) .......................        79,073,036
                                                               --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 7.72%

  2,477,030    Bear Stearns Asset Backed Securities
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33 .........................         2,458,545
  5,321,457    Chase Mortgage Finance
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (e) .....................         5,395,387
  2,132,031    CS First Boston Mortgage Securities
                 Series 2002-34, Class 1A1, CMO
                 7.500%, 12/25/32 .........................         2,199,845
  2,387,327    JPMorgan Mortgage Trust
                 Series 2005-A2, Class 5A1, CMO
                 4.398%, 04/25/35 (a) .....................         2,364,817
  5,687,275    Wells Fargo Mortgage Backed
                 Securities Trust, Class 1A2, CMO
                 Series 2003K ARM
                 4.498%, 11/25/33 (e) (a) .................         5,571,755
                                                               --------------
               TOTAL NON-AGENCY MORTGAGE-BACKED
                 SECURITIES
                 (Cost $18,098,314) .......................        17,990,349
                                                               --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.78%

  3,000,000    CS First Boston Mortgage Securities
                 Series 1998-C2, Class A2
                 6.300%, 11/11/30 .........................         3,185,039
               GMAC Commercial Mortgage
                 Securities
  3,125,000      Series 2000-C3, Class A2
                 6.957%, 09/15/35 (e) .....................         3,479,461
  4,400,000      Series 2003-C3, Class A4
                 5.023%, 04/10/40 .........................         4,459,720
                                                               --------------
               TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITIES
                 (Cost $11,284,813) .......................        11,124,220
                                                               --------------

ASSET-BACKED SECURITIES - 1.60%

  1,900,000    Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 .........................         1,935,465

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

ASSET-BACKED SECURITIES (CONTINUED)

$ 1,786,894    CIT Equipment Collateral
                 Series 2002-VT1, Class A4
                 4.670%, 12/21/09 .........................    $    1,789,541
                                                               --------------
               TOTAL ASSET-BACKED SECURITIES
                 (Cost $3,906,902) ........................         3,725,006
                                                               --------------

FOREIGN GOVERNMENT BONDS - 1.14%

    750,000    Republic of Philippines
                 8.250%, 01/15/14 .........................           746,250
  1,750,000    United Mexican States
                 Series A, MTN
                 7.500%, 04/08/33 .........................         1,898,750
                                                               --------------
               TOTAL FOREIGN GOVERNMENT BONDS
                 (Cost $2,530,181)                                  2,645,000
                                                               --------------
 SHARES
--------

INVESTMENT COMPANY - 4.80%

 11,181,089    BlackRock Liquidity Funds
                 TempCash Portfolio .......................        11,181,089
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $11,181,089) .......................        11,181,089
                                                               --------------
TOTAL INVESTMENTS - 100.13%
   (Cost $232,426,631)* ...................................       233,202,808
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (0.13)% ................          (303,730)
                                                               --------------
NET ASSETS - 100.00% ......................................    $  232,899,078
                                                               ==============

------------------------------
  * At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $    3,029,865
      Gross unrealized depreciation                                (2,253,688)
                                                               --------------
      Net unrealized appreciation .........................    $      776,177
                                                               ==============

(a) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at April 30, 2005.
(b) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2005.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2005, these securities amounted to $3,926,703 or 1.69% of net assets. These securities have been determined by the Adviser to be liquid securities.
(d) Variable rate security. Bond will pay an initial coupon rate for the first period and then a variable rate for the following periods until maturity. The coupon rate will be 5.819% until September 2013 and will be a variable there after. The maturity date shown is the next scheduled reset date.
(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

ARM Adjustable Rate Mortgage
CMO Collateralized Mortgage Obligation
MTN Medium Term Note

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 28

     ABN AMRO FUNDS
-------------------

BOND FUND                                                         APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
Investment Company ........................................                 5%
US Government Obligations .................................                 3%
US Government Agency Obligations ..........................                43%
Corporate Notes and Bonds (Moody's Ratings)
  Aaa .....................................................                14%
  A .......................................................                 7%
  Baa .....................................................                13%
  Ba ......................................................                14%
  B .......................................................                 1%
                                                                          ---
                                                                          100%
                                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 29

     ABN AMRO FUNDS
-------------------

INVESTMENT GRADE BOND FUND                                        APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S GOVERNMENT AND AGENCY OBLIGATIONS           45%
CORPORATE NOTES AND BONDS                       34%
COMMERCIAL MORTGAGE-BACKED SECURITIES            7%
CASH & OTHER NET ASSETS                          5%
NON-AGENCY MORTGAGE-BACKED SECURITIES            4%
ASSET-BACKED SECURITY                            3%
MUNICIPAL SECURITY                               1%
FOREIGN GOVERNMENT BOND                          1%

% OF TOTAL NET ASSETS

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.19%

               FEDERAL HOME LOAN BANK - 3.01%
$   350,000    3.000%, 05/04/07 (a) .......................    $      349,459
    300,000    5.875%, 11/15/07 ...........................           313,871
    400,000    4.430%, 04/07/08 ...........................           401,219
    100,000    6.500%, 08/14/09 ...........................           108,905
                                                               --------------
                                                                    1,173,454
                                                               --------------
               FEDERAL HOME LOAN MORTGAGE - 10.24%
    250,000    2.125%, 11/15/05 ...........................           248,367
    225,000    2.750%, 03/15/08 ...........................           217,854
    200,000    5.000%, 07/15/14 ...........................           207,065
    109,658    5.500%, 08/01/17,
                 Gold Pool # E90954 .......................           112,441
    819,870    5.000%, 09/01/18,
                 Gold Pool # E99582 .......................           827,479
    211,032    6.500%, 08/01/32,
                 Gold Pool # C01385 .......................           219,588
    758,257    5.000%, 11/01/33,
                 Gold Pool # A15349 .......................           753,160
    931,346    5.500%, 11/01/33,
                 Gold Pool # A15901 .......................           943,140
    454,696    5.500%, 05/01/34,
                 Gold Pool # C01840 .......................           460,176
                                                               --------------
                                                                    3,989,270
                                                               --------------
               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION - 23.16%
    925,000    2.375%, 02/15/07 ...........................           901,941
    150,000    4.375%, 03/15/13 ...........................           149,512
    168,628    6.000%, 10/01/16, Pool # 611322 ............           174,888
    128,659    5.500%, 01/01/17, Pool # 623107 ............           131,896
    313,330    5.500%, 04/01/17, Pool # 254259 ............           321,108
    257,519    6.000%, 06/01/17, Pool # 254342 ............           267,080
    557,140    5.500%, 11/01/17, Pool # 659589 ............           570,970
    797,527    5.000%, 05/01/19, Pool # 255274 ............           803,984
    426,770    5.000%, 09/01/19, Pool # 788070 ............           430,524
    408,081    5.500%, 07/01/24, Pool # 255321 ............           412,978
    155,773    6.500%, 03/01/32, Pool # 254239 ............           162,200
    126,516    7.000%, 04/01/32, Pool # 545556 ............           133,753

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               FEDERAL NATIONAL
               MORTGAGE ASSOCIATION (CONTINUED)
$   201,523    6.500%, 10/01/32, Pool # 254479$ ...........    $      209,837
    500,483    4.745%, 02/01/33,
                 Pool # 682778, ARM (b) ...................           504,024
    517,210    4.169%, 03/01/33,
                 Pool # 681846, ARM (b) ...................           516,868
    803,528    3.735%, 05/01/33,
                 Pool # 703979, ARM (b) ...................           801,490
    854,567    5.000%, 10/01/33, Pool # 749179 ............           848,928
    783,803    3.057%, 07/01/34,
                 Pool # 786027, ARM (b) ...................           772,000
    499,419    6.000%, 11/01/34, Pool # 735060 ............           513,296
    393,982    4.741%, 01/01/35,
                 Pool # 819685, ARM (b) ...................           396,611
                                                               --------------
                                                                    9,023,888
                                                               --------------
               GOVERNMENT NATIONAL
               MORTGAGE ASSOCIATION - 4.50%
    471,958    3.130%, 04/16/16,
                 Series 2003-16, Class A, CMO .............           462,173
    431,218    3.360%, 08/16/22,
                 Series 2004-9, Class A, CMO ..............           419,526
    144,771    6.500%, 05/15/32, Pool # 584389 ............           151,697
    350,000    4.430%, 04/16/34,
                 Series 2004-20, Class C, CMO .............           344,511
    375,000    4.919%, 09/16/34,
                 Series 2005-29, Class AB, CMO ............           374,996
                                                               --------------
                                                                    1,752,903
                                                               --------------
               U.S. TREASURY INFLATION
               INDEX NOTE - 0.63%
    220,276    3.500%, 01/15/11 ...........................           247,879
                                                               --------------
               U.S. TREASURY NOTES - 3.65%
    575,000    6.125%, 08/15/07 ...........................           606,086
    400,000    3.500%, 08/15/09 ...........................           394,813
    420,000    4.250%, 11/15/14 ...........................           421,510
                                                               --------------
                                                                    1,422,409
                                                               --------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                 OBLIGATIONS
                 (Cost $17,629,049) .......................        17,609,803
                                                               --------------

CORPORATE NOTES AND BONDS - 34.44%

               BASIC MATERIALS - 0.72%
    275,000    Weyerhaeuser
                 6.000%, 08/01/06 .........................           282,246
                                                               --------------
               COMMUNICATIONS - 1.39%
    385,000    British Sky Broadcasting
                 6.875%, 02/23/09 .........................           414,912
    125,000    News America
                 5.300%, 12/15/14 .........................           125,443
                                                               --------------
                                                                      540,355
                                                               --------------
               CONSUMER CYCLICALS - 0.98%
    380,000    Newell Rubbermaid
                 4.625%, 12/15/09 .........................           379,982
                                                               --------------
               ELECTRONICS - 1.23%
    485,000    Thermo Electron, Convertible
                 3.250%, 11/01/07 .........................           480,756
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


|30

     ABN AMRO FUNDS
-------------------

INVESTMENT GRADE BOND FUND                                        APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               FINANCE - 13.48%
$   500,000    AmSouth Bank, Subordinated Notes
                 4.850%, 04/01/13 .........................    $      499,390
    350,000    CIT Group, Senior Notes
                 4.250%, 02/01/10 .........................           344,867
    310,000    Corporacion Andina de Fomento
                 5.200%, 05/21/13 .........................           312,159
    275,000    Countrywide Home Loan, MTN,
                 Series L
                 4.000%, 03/22/11 .........................           263,695
    225,000    Credit Suisse First Boston USA
                 5.750%, 04/15/07 .........................           231,689
    400,000    EOP Operating
                 5.875%, 01/15/13 .........................           416,930
    465,000    Ford Motor Credit
                 5.625%, 10/01/08 .........................           438,918
    460,000    General Electric Capital, Series A,
                 MTN
                 5.000%, 06/15/07 .........................           468,258
    250,000    General Motors Acceptance
                 5.625%, 05/15/09 .........................           226,496
    250,000    Household Finance
                 4.625%, 01/15/08 .........................           252,160
    500,000    JP Morgan Chase, Senior Notes
                 5.350%, 03/01/07 .........................           511,034
    410,000    Marshall & Ilsley Bank
                 5.250%, 09/04/12 .........................           423,592
    240,000    SLM, MTN, Series A
                 5.625%, 04/10/07 .........................           246,526
    250,000    State Auto Financial, Senior Notes
                 6.250%, 11/15/13 .........................           253,703
    350,000    Textron Financial
                 5.875%, 06/01/07 .........................           362,462
                                                               --------------
                                                                    5,251,879
                                                               --------------
               FOOD AND BEVERAGES - 4.39%
    260,000    Albertson's, Senior Notes
                 6.950%, 08/01/09 .........................           279,187
    500,000    Conagra Foods
                 6.000%, 09/15/06 .........................           512,342
    193,000    General Mills
                 6.000%, 02/15/12 .........................           207,955
    450,000    Kraft Foods
                 6.250%, 06/01/12 .........................           489,511
    215,000    Safeway
                 5.800%, 08/15/12 .........................           222,874
                                                               --------------
                                                                    1,711,869
                                                               --------------
               INSURANCE - 1.27%
    285,000    Berkshire Hathaway
                 4.625%, 10/15/13 .........................           281,181
    200,000    Chubb
                 6.000%, 11/15/11 .........................           213,422
                                                               --------------
                                                                      494,603
                                                               --------------
               MEDICAL PRODUCTS AND SUPPLIES - 0.78%
    300,000    Guidant
                 6.150%, 02/15/06 .........................           305,456
                                                               --------------
               OIL AND GAS EXTRACTION - 3.63%
    350,000    Consolidated Natural Gas, Senior
                 Notes, Series C
                 6.250%, 11/01/11 .........................           379,479

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               OIL AND GAS EXTRACTION (CONTINUED)
$   200,000    Halliburton
                 5.500%, 10/15/10 .........................    $      208,404
    275,000    Marathon Oil
                 5.375%, 06/01/07 .........................           281,189
    550,000    Occidental Petroleum
                 4.000%, 11/30/07 .........................           546,120
                                                               --------------
                                                                    1,415,192
                                                               --------------
               PHARMACEUTICALS - 1.05%
    200,000    Merck
                 4.375%, 02/15/13 .........................           195,703
    205,000    Wyeth
                 5.500%, 03/15/13 .........................           212,641
                                                               --------------
                                                                      408,344
                                                               --------------
               TECHNOLOGY - 0.50%
    200,000    First Data
                 3.375%, 08/01/08 .........................           194,661
                                                               --------------
               TRANSPORTATION - 1.95%
    215,000    Ryder System, Senior Notes, MTN
                 6.460%, 10/18/06 .........................           222,509
    125,000    Southwest Airlines
                 5.125%, 03/01/17 .........................           120,212
    425,000    Union Pacific
                 3.875%, 02/15/09 .........................           416,140
                                                               --------------
                                                                      758,861
                                                               --------------
               UTILITIES - 3.07%
    275,000    CILCORP, Senior Notes
                 8.700%, 10/15/09 .........................           316,637
    535,000    MidAmerican Energy, MTN
                 5.125%, 01/15/13 .........................           546,801
    340,000    Pacific Gas & Electric, First
                 Mortgage
                 3.600%, 03/01/09 .........................           330,960
                                                               --------------
                                                                    1,194,398
                                                               --------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $13,602,927) .......................        13,418,602
                                                               --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.05%

    276,066    General Electric Capital
                 Commercial Mortgage
                 Series 2001-1, Class A1
                 6.079%, 05/15/33 .........................           287,796
  1,000,000    LB Commercial Conduit
                 Mortgage Trust
                 Series 1999-C1, Class A2
                 6.780%, 06/15/31 .........................         1,079,510
    445,000    LB Commercial Mortgage Trust,
                 Series 2004-C4, Class A3
                 4.987%, 06/15/29 .........................           458,604
     77,538    Master Asset Securitization Trust
                 Series 2002-8, Class 1A2, CMO
                 5.250%, 12/25/17 (c) .....................            78,433
    267,630    Washington Mutual
                 Series 2002-S8, Class 2A7, CMO
                 5.250%, 01/25/18 (c) .....................           270,306

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 31

     ABN AMRO FUNDS
-------------------

INVESTMENT GRADE BOND FUND                                        APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)

$   584,880    Wells Fargo Mortgage Backed
                 Securities Trust, Series 2003L
                 Class 1A2, CMO, ARM
                 4.579%, 11/25/33 (b) .....................    $      573,000
                                                               --------------
               TOTAL COMMERCIAL MORTGAGE-BACKED
                 SECURITIES
                 (Cost $2,789,554) ........................         2,747,649
                                                               --------------

NON-AGENCY MORTGAGE-BACKED SECURITIES - 3.67%

    535,966    Bear Stearns Asset-Backed Securities
                 Series 2003-AC5, Class A2, CMO
                 5.000%, 10/25/33 .........................           531,966
    533,466    Chase Mortgage Finance
                 Series 2003-S2, Class A1, CMO
                 5.000%, 03/25/18 (c) .....................           540,878
    365,610    Wells Fargo Mortgage-Backed Securities
                 Trust, Series 2003K, Class 1A2,
                 CMO, ARM (b)
                 4.498%, 11/25/33 .........................           358,184
                                                               --------------
               TOTAL NON-AGENCY MORTGAGE-
                 BACKED SECURITIES
                 (Cost $1,440,336) ........................         1,431,028
                                                               --------------

ASSET-BACKED SECURITY - 2.62%

  1,000,000    Capital One Master Trust
                 Series 2001-5, Class A
                 5.300%, 06/15/09 .........................         1,018,665
                                                               --------------
               TOTAL ASSET-BACKED SECURITY
                 (Cost $1,072,734) ........................         1,018,665
                                                               --------------

MUNICIPAL SECURITY - 1.29%

               ILLINOIS - 1.29%
    535,000    Illinois State, GO
                 4.350%, 06/01/18 .........................           503,949
                                                               --------------
               TOTAL MUNICIPAL SECURITY
                 (Cost $534,788) ..........................           503,949
                                                               --------------

FOREIGN GOVERNMENT BOND - 1.20%

    475,000    Ontario Province
                 2.650%, 12/15/06 .........................           466,582
                                                               --------------
               TOTAL FOREIGN GOVERNMENT BOND
                 (Cost $476,219) ..........................           466,582
                                                               --------------

                                                                   MARKET
  SHARES                                                           VALUE
 --------                                                        ---------

INVESTMENT COMPANY - 4.61%

  1,797,312    BlackRock Liquidity Funds
                 TempCash Portfolio .......................    $    1,797,312
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $1,797,312) ........................         1,797,312
                                                               --------------
TOTAL INVESTMENTS - 100.07%
   (Cost $39,342,919)* ....................................        38,993,590
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (0.07)% ................           (25,483)
                                                               --------------
NET ASSETS - 100.00% ......................................    $   38,968,107
                                                               ==============

------------------------------
  * At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $      132,563
      Gross unrealized depreciation .......................          (481,892)
                                                               --------------
      Net unrealized depreciation .........................    $     (349,329)
                                                               ==============

(a) Variable rate bond. The interest rate shown reflects the rate in effect at April 30, 2005.
(b) Adjustable Rate Mortgage. The interest rate shown reflects the rate in effect at April 30, 2005.
(c) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

ARM Adjustable Rate Mortgage
CMO Collateralized Mortgage Obligation
 GO General Obligation
MTN Medium Term Note

PORTFOLIO COMPOSITION
Investment Company ........................................                 5%
U.S. Government Obligations ...............................                 4%
U.S. Government Agency Obligations ........................                41%
Municipal Security ........................................                 1%
Corporate Notes and Bonds: ( Moody's Ratings)
  Aaa .....................................................                15%
  Aa ......................................................                 2%
  A .......................................................                15%
  Baa .....................................................                17%
                                                                          ---
                                                                          100%
                                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 32

     ABN AMRO FUNDS
-------------------

HIGH YIELD BOND FUND                                              APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

BASIC INDUSTRIES                                18%
SERVICES CYCLICALS                              15%
ENERGY                                          11%
OTHER CORPORATE NOTES AND BONDS                  9%
CAPITAL GOODS                                    9%
SERVICES NON-CYCLICALS                           9%
CASH AND OTHER NET ASSETS                        8%
TELECOMMUNICATIONS                               7%
MEDIA                                            7%
UTILITIES                                        7%

% OF TOTAL NET ASSETS

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

CORPORATE NOTES AND BONDS - 92.47%

               BASIC INDUSTRIES - 17.95%
               Abitibi-Consolidated, Yankee Bond
$    55,000      8.550%, 08/01/10 .........................    $       53,212
    100,000      Senior Notes
                 8.375%, 04/01/15 .........................            91,750
               Ainsworth Lumber, Senior Notes
     50,000      7.250%, 10/01/12 (a) .....................            47,500
    150,000      6.750%, 03/15/14 .........................           136,500
    150,000    Appleton Papers, Senior Notes
                 8.125%, 06/15/11 .........................           152,250
    275,000    Arch Western Finance, Senior Notes
                 6.750%, 07/01/13 .........................           277,062
               Cascades, Senior Notes
    150,000      7.250%, 02/15/13 (a) .....................           148,500
    100,000      7.250%, 02/15/13 .........................            99,000
    175,000    Century Aluminum
                 7.500%, 08/15/14 .........................           172,375
    275,000    Equistar Chemical Funding
                 10.125%, 09/01/08 ........................           303,875
    250,000    Ethyl, Senior Notes
                 8.875%, 05/01/10 .........................           264,375
    150,000    FMC, Senior Secured Notes
                 10.250%, 11/01/09 ........................           166,500
    100,000    Foundation PA Coal, Senior Notes
                 7.250%, 08/01/14 .........................           103,250
               Huntsman International
     91,000      10.125%, 07/01/09 ........................            94,868
    150,000      Senior Subordinated Notes
                 7.375%, 01/01/15 (a) .....................           150,375
    225,000    IPSCO, Senior Notes
                 8.750%, 06/01/13 .........................           250,875
    150,000    KI Holdings, Senior Discount Notes
                 9.601%, 11/15/14 (a) (b) .................            89,250
    275,000    Koppers, Senior Secured Notes
                 9.875%, 10/15/13 .........................           295,625
    100,000    Methanex, Senior Notes
                 8.750%, 08/15/12 .........................           116,500
    100,000    Nalco, Senior Notes
                 7.750%, 11/15/11 .........................           102,500

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               BASIC INDUSTRIES (CONTINUED)
$   100,000    Neenah Paper, Senior Notes
                 7.375%, 11/15/14 (a) .....................    $       95,500
     50,000    Norampac, Senior Notes
                 6.750%, 06/01/13 .........................            49,750
    150,000    Novelis, Senior Notes
                 Senior Notes
                 7.250%, 02/15/15 (a) .....................           145,875
    250,000    Stone Container, Senior Notes
                 8.375%, 07/01/12 .........................           248,125
    125,000    Tembec Industries, Senior Notes
                 8.500%, 02/01/11 .........................            96,250
                                                               --------------
                                                                    3,751,642
                                                               --------------
               CAPITAL GOODS - 9.57%
               Building Materials, Senior Notes,
                 Series B
     50,000      7.750%, 07/15/05 .........................            50,250
    300,000      8.000%, 10/15/07 .........................           298,500
    200,000    Crown European Holdings
                 9.500%, 03/01/11 .........................           217,000
               Goodman Global Holdings
     25,000      Senior Notes
                 5.760%, 06/15/12 (a) (c) .................            24,000
    175,000      Senior Subordinated Notes
                 7.875%, 12/15/12 (a) .....................           154,875
    175,000    Greif
                 8.875%, 08/01/12 .........................           187,250
    150,000    Joy Global, Series B
                 8.750%, 03/15/12 .........................           166,125
    275,000    L-3 Communications
                 7.625%, 06/15/12 .........................           292,187
    100,000    Noble Group, Senior Notes
                 6.625%, 03/17/15 (a) .....................            89,327
    250,000    Owens-Brockway Glass Container
                 8.750%, 11/15/12 .........................           273,750
    100,000    Trinity Industries, Senior Notes
                 6.500%, 03/15/14 .........................            96,500
    150,000    Westinghouse Air Brake, Senior
                 Notes
                 6.875%, 07/31/13 .........................           151,500
                                                               --------------
                                                                    2,001,264
                                                               --------------
               CONSUMER CYCLICALS - 2.03%
    150,000    Couche-Tard US Finance, Senior
                 Subordinated Notes
                 7.500%, 12/15/13 .........................           154,500
    250,000    TRW Automotive, Senior
                 Subordinated Notes
                 11.000%, 02/15/13 ........................           270,000
                                                               --------------
                                                                      424,500
                                                               --------------
               CONSUMER NON-CYCLICALS - 2.30%
               Constellation Brands, Series B
     50,000      8.000%, 02/15/08 .........................            52,250
    150,000      8.125%, 01/15/12 .........................           154,500
    150,000    Roundy's, Series B
                 8.875%, 06/15/12 .........................           156,000
    125,000    Stater Brothers Holdings, Senior
                 Notes
                 8.125%, 06/15/12 .........................           116,875
                                                               --------------
                                                                      479,625
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 33

     ABN AMRO FUNDS
-------------------

HIGH YIELD BOND FUND                                              APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               ENERGY - 10.84%
$   150,000    Bluewater Finance
                 10.250%, 02/15/12 ........................    $      159,750
               Chesapeake Energy, Senior Notes
    150,000      7.500%, 09/15/13 .........................           159,000
    150,000      7.500%, 06/15/14 .........................           157,875
     75,000    El Paso, Senior Notes, MTN
                 7.800%, 08/01/31 .........................            68,437
               Grant Prideco
     55,000      9.000%, 12/15/09 .........................            60,225
    200,000      Series B
                 9.625%, 12/01/07 .........................           219,500
    150,000    MarkWest Energy Partners/
                 MarkWest Energy Finance,
                 Senior Notes
                 6.875%, 11/01/14 (a) .....................           147,750
    200,000    Petroleum Geo-Services, Yankee
                 10.000%, 11/05/10 ........................           224,000
    150,000    Premcor Refining Group, Senior
                 Notes
                 6.750%, 02/01/11 .........................           159,750
    125,000    Pride International, Senior Notes
                 7.375%, 07/15/14 .........................           131,875
    150,000    Southern Natural Gas
                 8.875%, 03/15/10 .........................           163,785
    200,000    Southern Star Central
                 8.500%, 08/01/10 .........................           215,000
     50,000    Vintage Petroleum, Senior
                 Subordinated Notes
                 7.875%, 05/15/11 .........................            52,250
    125,000    Western Oil Sands
                 8.375%, 05/01/12 .........................           139,344
    200,000    Williams Companies
                 Debentures, Series A
                 7.500%, 01/15/31 .........................           207,500
                                                               --------------
                                                                    2,266,041
                                                               --------------
               MEDIA - 7.42%
    100,000    Cablevision Systems, Senior Notes
                 7.880%, 04/01/09 (a) (c) .................           102,500
     75,000    Charter Communications Holdings
                 & Charter Communication
                 Holdings Capital, Senior Notes
                 10.750%, 10/01/09 ........................            57,000
    150,000    Charter Communications
                 Holdings II Senior Notes
                 10.250%, 09/15/10 ........................           150,562
    200,000    CSC Holdings, Senior Notes
                 7.250%, 07/15/08 .........................           201,000
    130,000    Dex Media East/Dex Media East
                 Finance
                 12.125%, 11/15/12 ........................           153,562
    150,000    EchoStar DBS, Senior Notes
                 5.750%, 10/01/08 .........................           148,313
               Houghton Mifflin
     50,000      Senior Discount Notes
                 10.616%, 10/15/13 (b) ....................            33,500
    175,000      Senior Subordinated Notes
                 9.875%, 02/01/13 .........................           177,625
    150,000    NTL Cable, Senior Notes
                 8.750%, 04/15/14 (a) .....................           159,375
               RH Donnelly Finance
    100,000      10.875%, 12/15/12 (a) ....................           114,750
     25,000      10.875%, 12/15/12 ........................            28,688
    225,000    Sinclair Broadcast Group
                 8.000%, 03/15/12 .........................           224,438
                                                               --------------
                                                                    1,551,313
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               REAL ESTATE - 2.24%
               American Real Estate Partners,
                 Senior Notes
$   200,000      8.125%, 06/01/12 .........................    $      203,000
    100,000      7.125%, 02/15/13 (a) .....................            97,250
    150,000    CBRE Escrow, Senior Notes
                 9.750%, 05/15/10 .........................           168,000
                                                               --------------
                                                                      468,250
                                                               --------------
               SERVICES CYCLICALS - 14.65%
    180,000    AMC Entertainment, Senior
                 Subordinated Notes
                 9.500%, 02/01/11 .........................           179,100
    200,000    AMERCO
                 9.000%, 03/15/09 (d) .....................           211,500
    275,000    Caesars Entertainment, Senior
                 Subordinated Notes
                 9.375%, 02/15/07 .........................           294,594
    175,000    CHC Helicopter, Senior
                 Subordinated Notes
                 7.375%, 05/01/14 .........................           171,500
               Continental Airlines
    175,000      8.000%, 12/15/05 .........................           169,312
    150,000      Convertible
                 4.500%, 02/01/07 .........................           117,187
    150,000    D.R. Horton, Senior Notes
                 6.875%, 05/01/13 .........................           160,128
    105,000    Iron Mountain
                 8.625%, 04/01/13 .........................           105,788
    150,000    K. Hovnanian Enterprises
                 7.750%, 05/15/13 .........................           153,375
    275,000    MGM MIRAGE
                 9.750%, 06/01/07 .........................           297,688
    150,000    Offshore Logistics
                 6.125%, 06/15/13 .........................           142,125
    200,000    Petroleum Helicopters, Series B
                 9.375%, 05/01/09 .........................           210,000
    150,000    Resorts International Hotel and
                 Casino
                 11.500%, 03/15/09 ........................           171,375
    200,000    River Rock Entertainment, Senior
                 Notes
                 9.750%, 11/01/11 .........................           214,000
    100,000    SAC Holdings, Senior Notes
                 8.500%, 03/15/14 .........................            96,500
    125,000    Standard-Pacific, Senior Notes
                 7.750%, 03/15/13 .........................           130,000
    175,000    United Rentals, North America
                 6.500%, 02/15/12 .........................           167,563
     75,000    Wynn Las Vegas, 1st Mortgage
                 6.625%, 12/01/14 (a) .....................            70,500
                                                               --------------
                                                                    3,062,235
                                                               --------------
               SERVICES NON-CYCLICALS - 8.81%
    150,000    Bio-Rad Laboratories, Senior
                 Subordinated Notes
                 7.500%, 08/15/13 .........................           156,750
               Coventry Health Care, Senior Notes
    200,000      8.125%, 02/15/12 .........................           216,000
    100,000      6.125%, 01/15/15 (a) .....................           100,000
    350,000    Fresenius Medical Capital Trust II
                 7.875%, 02/01/08 .........................           364,875
    175,000    HCA
                 8.750%, 09/01/10 .........................           197,807
    100,000    National Nephrology Associates
                 Senior Subordinated Notes
                 9.000%, 11/01/11 (a) .....................           111,250


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 34

     ABN AMRO FUNDS
-------------------

HIGH YIELD BOND FUND                                              APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               SERVICES NON-CYCLICALS (CONTINUED)
$   200,000    NeighborCare, Senior
                 Subordinated Notes
                 6.875%, 11/15/13 .........................    $      210,000
    132,000    Pacificare Health Systems
                 10.750%, 06/01/09 ........................           147,180
    100,000    Pharma Services Intermediate
                 Holding
                 Senior Discount Notes
                 11.500%, 04/01/14 (a) (b) ................            70,500
    175,000    Quintiles Transnational, Senior
                 Subordinated Notes
                 10.000%, 10/01/13 ........................           189,875
     75,000    Tenet Healthcare, Senior Notes
                 9.875%, 07/01/14 .........................            77,438
                                                               --------------
                                                                    1,841,675
                                                               --------------
               TECHNOLOGY AND ELECTRONICS - 2.17%
               Freescale Semiconductor, Senior
                 Notes
     50,000      5.891%, 07/15/09 (c) .....................            51,500
    100,000      7.125%, 07/15/14 .........................           104,500
               Magnachip Semiconductor
    100,000      6.875%, 12/15/11 (a) .....................            92,000
     50,000      Senior Subordinated Notes
                 8.000%, 12/15/14 (a) .....................            43,500
    100,000    PerkinElmer
                 8.875%, 01/15/13 .........................           111,500
     50,000    Unisys, Senior Notes
                 8.125%, 06/01/06 .........................            51,250
                                                               --------------
                                                                      454,250
                                                               --------------
               TELECOMMUNICATIONS - 7.41%
     75,000    Citizens Communications
                 9.250%, 05/15/11 .........................            81,563
    250,000    eircom
                 8.250%, 08/15/13 .........................           271,250
     50,000    INTELSAT
                 6.500%, 11/01/13 .........................            39,875
     25,000    INTELSAT Bermuda
                 Senior Notes
                 8.250%, 01/15/13 (a) .....................            25,312
    100,000    MCI, Senior Notes
                 8.735%, 05/01/14 .........................           108,500
    125,000    Nextel Communications, Senior
                 Notes
                 Convertible
                 5.250%, 01/15/10 .........................           124,375
               PanAmSat
     50,000      6.375%, 01/15/08 .........................            50,375
     49,000      9.000%, 08/15/14 .........................            51,205
     75,000    PanAmSat Holding
                 15.609%, 11/01/14 (a) (b) ................            48,375
    300,000    Qwest Services
                 14.000%, 12/15/14 (a) ....................           349,500
    225,000    Rogers Wireless
                 9.625%, 05/01/11 .........................           256,500
    100,000    Valor Telecommunications
                 Enterprises, Senior Notes
                 7.750%, 02/15/15 (a) .....................            96,250
     75,000    Zeus Special Subsidiary/INTELSAT
                 Senior Discount Notes
                 9.250%, 02/01/15 (a) (b) .................            45,750
                                                               --------------
                                                                    1,548,830
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               UTILITIES - 7.08%
$   200,000    Beaver Valley Funding, Debentures
                 9.000%, 06/01/17 .........................    $      239,863
    216,000    Homer City Funding
                 8.137%, 10/01/19 .........................           231,660
    100,000    MSW Energy Holdings/MSW Energy
                 Finance
                 8.500%, 09/01/10 .........................           103,500
    200,000    Nevada Power, Second Mortgage
                 9.000%, 08/15/13 .........................           221,500
    112,000    NRG Energy, Senior Secured Notes
                 8.000%, 12/15/13 (a) .....................           113,680
    250,000    Reliant Energy
                 6.750%, 12/15/14 .........................           222,500
     50,000    Sierra Pacific Power, General
                 Refunding Mortgage
                 6.250%, 04/15/12 .........................            50,125
    175,000    TECO Energy, Senior Notes
                 10.500%, 12/01/07 ........................           197,750
    100,000    Texas Genco, Senior Notes
                 6.875%, 12/15/14 (a) .....................            98,500
                                                               --------------
                                                                    1,479,078
                                                               --------------
               TOTAL CORPORATE NOTES AND BONDS
                 (Cost $19,406,873) .......................        19,328,703
                                                               --------------
 SHARES
--------

INVESTMENT COMPANIES - 5.73%

  1,051,379    BlackRock Liquidity Funds
                 TempCash Portfolio .......................         1,051,379
    147,122    BlackRock Provident Institutional
                 TempFund Portfolio .......................           147,122
                                                               --------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $1,198,501) ........................         1,198,501
                                                               --------------
TOTAL INVESTMENTS - 98.20%
   (Cost $20,605,374)* ....................................        20,527,204
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 1.80% ..................           376,468
                                                               --------------
NET ASSETS - 100.00% ......................................    $   20,903,672
                                                               ==============

------------------------------
  * At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $      290,983
      Gross unrealized depreciation .......................          (369,153)
                                                               --------------
      Net unrealized depreciation .........................    $      (78,170)
                                                               ==============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund's Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 2005, these securities amounted to $2,831,944 or 13.55% of net assets. These securities have been determined by the Adviser to be liquid securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 35

     ABN AMRO FUNDS
-------------------

HIGH YIELD BOND FUND                                              APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

(b) Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. Interest rate presented represents annualized yield at time of purchase. The coupon rate will be 0.000% until the date in the table below and will be the rate shown below thereafter.

              SECURITY               DATE           RATE
        KI Holdings                11/15/09         9.875%
        Houghton Mifflin           10/15/08        11.500%
        Pharma Services
           Intermediate Holding    04/01/09        11.500%
        PanAmSat Holding           11/01/09        10.375%
        Zeus Special Subsidiary    02/01/10         9.250%

(c) Variable rate bonds. The interest rates shown reflect the rates in effect at April 30, 2005.
(d) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

MTN Medium Term Note

PORTFOLIO COMPOSITION
Investment Companies ......................................                 6%
Corporate Notes and Bonds: ( Moody's Ratings)
  Baa .....................................................                 1%
  Ba ......................................................                42%
  B .......................................................                43%
  Caa .....................................................                 7%
  NR ......................................................                 1%
                                                                          ---
                                                                          100%
                                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 36

     ABN AMRO FUNDS
-------------------

MUNICIPAL BOND FUND                                               APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EDUCATION                                       40%
GENERAL OBLIGATIONS BONDS                       22%
TRANSPORTATION                                  10%
POLLUTION                                        6%
UTILITIES                                        5%
MEDICAL                                          5%
HOUSING                                          5%
WATER                                            4%
OTHER MUNICIPAL SECURITIES                       2%
CASH AND OTHER NET ASSETS                        1%

% OF TOTAL NET ASSETS

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

MUNICIPAL SECURITIES - 99.46%

               ALABAMA - 1.60%
$ 1,000,000    Birmingham Industrial Water Board
                 Industrial Water Supply RB,
                 Partially Pre-refunded 01/01/07
                 6.000%, 07/01/07 (a) .....................    $    1,061,880
                                                               --------------
               ARIZONA - 1.98%
  1,000,000    Arizona State University RB
                 5.000%, 07/01/13
                 Insured: FSA .............................         1,107,860
    200,000    Tucson Water RB
                 5.400%, 07/01/05 .........................           200,858
                                                               --------------
                                                                    1,308,718
                                                               --------------
               CALIFORNIA - 1.51%
  1,000,000    California State RB, Anticipation
                 Notes, Series  A
                 3.000%, 06/30/05 .........................         1,000,470
                                                               --------------
               COLORADO - 4.72%
  1,000,000    Colorado Department of
                 Transportation RB, Federal
                 Highway Grant Anticipation
                 Notes, Series A
                 5.500%, 06/15/12
                 Insured: MBIA ............................         1,135,050
  2,000,000    Colorado Housing & Finance
                 Authority RB
                 Single Family, Class I, Series B-4
                 1.990%, 11/01/05 .........................         1,990,960
                                                               --------------
                                                                    3,126,010
                                                               --------------
               DISTRICT OF COLUMBIA - 2.58%
               District of Columbia RB
  1,000,000      George Washington University,
                 Series C
                 3.040%, 09/15/29 (b)
                 Insured: MBIA ............................         1,000,000

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               DISTRICT OF COLUMBIA (CONTINUED)
$   640,000      Smithsonian Institute, Series A
                 5.375%, 11/01/15 .........................    $      707,475
                                                               --------------
                                                                    1,707,475
                                                               --------------
               FLORIDA - 4.24%
  2,000,000    Dade County School  District, GO
                 5.200%, 07/15/06 .........................         2,058,820
    750,000    Palm Beach County
                 Health Facilities Authority RB,
                 Abbey DelRay South Project
                 5.500%, 10/01/11 (a) .....................           752,025
                                                               --------------
                                                                    2,810,845
                                                               --------------
               GEORGIA - 4.01%
  1,500,000    Burke County Development
                 Authority PCR, Georgia Power
                 Plant Vogtle, 1st Series
                 Mandatory Put 03/03/03 @ 100,
                 2.830%, 09/01/30 (b) .....................         1,498,965
    500,000    Cartersville Development Authority
                 Water & Wastewater Facilities RB
                 Anheuser-Busch Cos.,
                 Series A, AMT
                 7.375%, 05/01/09 .........................           575,615
    300,000    Fulton County School District, GO
                 6.375%, 05/01/11 .........................           350,136
    200,000    State of Georgia, GO
                 Series D
                 6.700%, 08/01/09 .........................           229,514
                                                               --------------
                                                                    2,654,230
                                                               --------------
               IDAHO - 1.94%
  1,000,000    Idaho Health Facilities Authority RB
                 IHC Hospitals, ETM
                 6.650%, 02/15/21 (a) .....................         1,283,620
                                                               --------------
               ILLINOIS - 8.51%
    250,000    Chicago Public Building
                 Commission RB
                 School Reform Board, Series B
                 5.250%, 12/01/18
                 Insured: FGIC ............................           285,020
    375,000    DuPage County, Jail Project, GO
                 5.600%, 01/01/21 .........................           438,169
  1,000,000    Illinois Development Finance
                 Authority RB
                 Lincoln Way Community
                 5.700%, 01/01/18
                 Insured: FGIC ............................         1,177,330
    405,000    Illinois State Sales Tax RB, First Series
                 5.250%, 06/15/19 .........................           460,586
  1,000,000    Illinois State, GO, First Series
                 Pre-refunded 04/01/12
                 5.500%, 04/01/13
                 Insured: FSA .............................         1,135,540
  1,000,000    Lake County Township High School
                 District No. 113,
                 Highland Park, GO
                 8.800%, 12/01/09 .........................         1,237,490
    785,000    University of Illinois RB, Auxiliary
                 Facilities Systems, Series B
                 5.500%, 04/01/17
                 Insured: FGIC ............................           905,325
                                                               --------------
                                                                    5,639,460
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 37

     ABN AMRO FUNDS
-------------------

MUNICIPAL BOND FUND                                               APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               INDIANA - 1.26%
$   700,000    Indianapolis Public Improvement RB
                 Series B
                 6.000%, 01/10/20 .........................    $      836,773
                                                               --------------
               KANSAS - 5.90%
  1,000,000    Burlington Environmental
                 Improvement RB
                 Kansas City Power & Light
                 Project, Series B,  Mandatory
                 Put 10/01/07
                 4.750%, 09/01/15 (b) .....................         1,032,110
  1,020,000    Butler & Sedgwick Counties
                 Unified School District No. 385,
                 Andover, GO
                 6.000%, 09/01/14
                 Insured: FSA .............................         1,211,505
  1,480,000    Butler County Unified School
                 District No. 394, GO
                 5.250%, 09/01/16
                 Insured: FSA .............................         1,661,936
                                                               --------------
                                                                    3,905,551
                                                               --------------
               MASSACHUSETTS - 8.54%
  1,370,000    Massachusetts State Consolidated
                 Loan, Series A, GO
                 Pre-refunded 02/01/10
                 6.000%, 02/01/13 .........................         1,544,716
  1,000,000    Massachusetts State HEFA RB
                 Boston College, Series M
                 1.900%, 06/01/35 (b) .....................         1,000,000
  1,000,000    Massachusetts State Housing
                 Finance Agency RB, Insured
                 Construction Loan
                 Series A, AMT
                 1.950%, 12/01/05
                 Insured: FSA .............................           991,110
  1,925,000    Mendon Upton  Regional School
                 District, GO
                 5.000%, 06/01/16
                 Insured: MBIA ............................         2,118,501
                                                               --------------
                                                                    5,654,327
                                                               --------------
               MICHIGAN - 4.72%
  1,500,000    Birmingham City School District, GO
                 5.000%, 11/01/14 .........................         1,663,755
    400,000    Michigan Municipal Bond Authority RB
                 Drinking Water Revolving Fund
                 5.500%, 10/01/16 .........................           465,688
  1,000,000    Oakland University RB
                 3.040%, 03/01/31 (b)
                 Insured: FGIC ............................         1,000,000
                                                               --------------
                                                                    3,129,443
                                                               --------------
               NEVADA - 4.67%
  1,000,000    Clark County
                 PCR, Southern California Edison
                 Series C, Remarketed, AMT
                 3.250%, 06/01/31 (b) .....................           977,410
  1,000,000    Las Vegas Valley  Water District, GO
                 Series A .................................
                 4.000%, 06/01/06                                   1,013,240

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               NEVADA (CONTINUED)
$ 1,010,000    Nevada State Highway Improvement RB
                 Motor Vehicle Fuel Tax
                 5.000%, 12/01/11
                 Insured: MBIA ............................    $    1,105,092
                                                               --------------
                                                                    3,095,742
                                                               --------------
               NEW HAMPSHIRE - 1.73%
  1,000,000    Manchester School Facilities RB
                 5.500%, 06/01/23 .........................         1,147,170
                                                               --------------
               NEW JERSEY - 1.69%
  1,000,000    New Jersey State, GO
                 5.750%, 05/01/20 .........................         1,120,700
                                                               --------------
               NEW YORK - 4.85%
  1,450,000    New York State Thruway Authority RB
                 Second General Highway &
                 Bridge Trust Fund, Series A
                 5.250%, 04/01/14
                 Insured: MBIA ............................         1,636,804
    500,000    New York, GO
                 Series A
                 6.000%, 08/01/05 .........................           503,995
  1,000,000    Port Authority of New York and
                 New Jersey, Consolidated RB,
                 One Hundred Thirty-Seventh,
                 Series A1, AMT
                 5.000%, 07/15/10
                 Insured: AMBAC ...........................         1,075,590
                                                               --------------
                                                                    3,216,389
                                                               --------------
               OHIO - 3.99%
  1,000,000    Cincinnati Ohio School District, GO
                 5.000%, 06/01/14
                 Insured: FSA .............................         1,094,150
  1,500,000    Ohio State Water Development
                 Authority RB
                 5.000%, 12/01/06 .........................         1,551,870
                                                               --------------
                                                                    2,646,020
                                                               --------------
               OKLAHOMA - 4.01%
  1,000,000    Oklahoma City, GO
                 5.500%, 07/01/11 .........................         1,121,650
    500,000    Oklahoma Housing Development
                 Authority RB, Obligation Lease
                 Purchase Program, Series A
                 5.100%, 11/01/05 .........................           504,130
  1,000,000    Tulsa Industrial Authority RB
                 St. John's Medical Center
                 Project, Pre-refunded 02/15/06
                 6.250%, 02/15/17 .........................         1,027,970
                                                               --------------
                                                                    2,653,750
                                                               --------------
               SOUTH CAROLINA - 1.68%
  1,000,000    Beaufort County  School District
                 Series A, GO
                 5.000%, 03/01/15 .........................         1,111,440
                                                               --------------
               TENNESSEE - 1.67%
  1,000,000    State of Tennessee, Series A, GO
                 5.000%, 05/01/13 .........................         1,105,250
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 38

     ABN AMRO FUNDS
-------------------

MUNICIPAL BOND FUND                                               APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               TEXAS - 14.61%
$ 1,090,000    Belton Independent School
                 District, GO
                 5.000%, 02/15/13 (a)
                 Guaranteed: PSF ..........................    $    1,200,461
  1,000,000    Dallas Waterworks & Sewer System
                 RB   Refunding and Improvement,
                 Series A
                 5.000%, 10/01/12 .........................         1,099,850
    480,000    Frisco Independent School District, GO
                 7.000%, 08/15/10
                 Guaranteed: PSF ..........................           567,432
    200,000    Humble Independent School
                 District Refunding
                 Series II, GO
                 5.500%, 02/15/10
                 Guaranteed: PSF ..........................           220,978
  1,000,000    Leander Independent School District,
                 School Building, GO
                 5.000%, 08/15/12 (a)
                 Guaranteed: PSF ..........................         1,100,340
    550,000    Plano Independent School District, GO
                 5.000%, 02/15/09
                 Guaranteed: PSF ..........................           588,808
  1,250,000    Port of Houston Authority, Harris
                 County Airport Improvement,
                 Series B, GO, AMT
                 5.250%, 10/01/11
                 Insured: FGIC ............................         1,371,550
  1,000,000    San Marcos Consolidated
                 Independent School District, GO
                 5.250%, 08/01/19
                 Guaranteed: PSF ..........................         1,100,590
    500,000    Texas Municipal Power Agency RB
                 Series E
                 5.500%, 09/01/10
                 Insured: MBIA ............................           555,355
    715,000    Texas State Turnpike Authority
                 Central Texas Turnpike System RB
                 BAN, Second Tier
                 5.000%, 06/01/08 .........................           756,255
  1,000,000    University of Texas RB
                 Financing System, Series B
                 5.250%, 08/15/12 .........................         1,114,280
                                                               --------------
                                                                    9,675,899
                                                               --------------
               UTAH - 0.48%
    300,000    Intermountain Power Agency
                 Power Supply RB, Series E
                 6.250%, 07/01/07
                 Insured: FSA .............................           320,736
                                                               --------------
               VIRGINIA - 3.27%
  1,000,000    Roanoke Public Improvement,
                 Series B, GO
                 5.000%, 02/01/19
                 Insured: State Aid Withholding ...........         1,099,520
  1,000,000    Virginia Commonwealth
                 Transportation Board RB
                 Federal Highway Reimbursement
                 5.000%, 10/01/08 .........................         1,066,990
                                                               --------------
                                                                    2,166,510
                                                               --------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               WASHINGTON - 3.02%
$ 1,000,000    City of Seattle, Series A, GO
                 Pre-refunded 01/15/06
                 5.750%, 01/15/17
                 Insured: MBIA-IBC ........................    $    1,021,230
    500,000    Port of Seattle Special Facilities RB
                 Seattle-Tacoma Fuel Facilities, AMT
                 5.000%, 06/01/11
                 Insured: MBIA ............................           534,780
    400,000    Thurston County, GO
                 Tumwater School District  No. 033
                 5.000%, 12/01/13
                 Insured: FSA .............................           442,232
                                                               --------------
                                                                    1,998,242
                                                               --------------
               WISCONSIN - 2.28%
  1,345,000    State of Wisconsin, Series 3, GO
                 5.300%, 11/01/12
                 Insured: MBIA-IBC ........................         1,508,982
                                                               --------------
               TOTAL MUNICIPAL SECURITIES
                 (Cost $63,838,014) .......................        65,885,632
                                                               --------------
 SHARES
--------

INVESTMENT COMPANY - 0.96%

    637,184    Blackrock Provident Institutional
                 MuniCash Portfolio .......................           637,184
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $637,184) ..........................           637,184
                                                               --------------
TOTAL INVESTMENTS - 100.42%
   (Cost $64,475,198)* ....................................        66,522,816
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - (0.42)% ................          (280,424)
                                                               --------------
NET ASSETS - 100.00% ......................................    $   66,242,392
                                                               ==============

------------------------------
  * At April 30, 2005, cost is identical for book and Federal income tax purposes.

      Gross unrealized appreciation .......................    $    2,199,413
      Gross unrealized depreciation                                  (151,795)
                                                               --------------
      Net unrealized appreciation .........................    $    2,047,618
                                                               ==============

(a) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(b) Variable rate bonds. The interest rates shown reflect the rates in effect at April 30, 2005.

AMBAC  American Municipal Bond Assurance Corp.
  AMT  Alternative Minimum Tax
  BAN  Bond Anticipation Note
  ETM  Escrowed to Maturity
 FGIC  Financial Guaranty Insurance Co.
  FSA  Financial Security Assurance, Inc.
   GO  General Obligation
 HEFA  Health & Educational Facilities Authority
  IBC  Insured Bond Certificate
 MBIA  MBIA Insurance Corporation
  PCR  Pollution Control Revenue
  PSF  Permanent School Fund
   RB  Revenue Bond

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 39

     ABN AMRO FUNDS
-------------------

MUNICIPAL BOND FUND                                               APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
Investment Company ........................................                 1%
Municipal Securities (Moody's Ratings)
  Mig .....................................................                 2%
  Aaa .....................................................                65%
  Aa ......................................................                24%
  A .......................................................                 5%
  Baa .....................................................                 2%
  BBB .....................................................                 1%
                                                                          ---
                                                                          100%
                                                                          ===

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 40

     ABN AMRO FUNDS
-------------------

INVESTOR MONEY MARKET FUND                                        APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ASSET-BACKED                                    22%
CERTIFICATES OF DEPOSIT                         21%
BANKS                                           20%
FINANCIAL SERVICES                              10%
REPURCHASE AGREEMENT                            10%
AUTOMOBILE                                       5%
INSURANCE                                        4%
CONSUMER STAPLES                                 3%
FLOATING RATE NOTE                               3%
U.S. GOVERNMENT AGENCY OBLIGATIONS               2%

% OF TOTAL NET ASSETS

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

COMMERCIAL PAPER (A) - 63.00%

               ASSET-BACKED (B) - 22.19%
               CDC IXIS Capital Markets
$ 2,000,000      2.600%, 05/04/05 .........................    $    1,999,567
  1,000,000      3.100%, 07/19/05 .........................           993,197
  1,500,000      2.865%, 07/20/05 .........................         1,490,450
  1,000,000      2.970%, 07/20/05 .........................           993,400
  2,500,000    CRC Funding
                 2.880%, 05/20/05 .........................         2,496,200
  4,400,000    Fountain Square Commercial Funding
                 2.975%, 06/15/05 .........................         4,383,638
               Galaxy Funding
  3,000,000      2.960%, 06/07/05 .........................         2,990,873
  2,000,000      3.030%, 07/08/05 .........................         1,988,553
  5,000,000    Mont Blanc Capital
                 2.910%, 05/17/05 .........................         4,993,533
  6,000,000    Ranger Funding
                 2.890%, 05/04/05 .........................         5,998,555
  5,000,000    Sheffield Receivables
                 2.940%, 05/20/05 .........................         4,992,242
                                                               --------------
                                                                   33,320,208
                                                               --------------
               AUTOMOBILE - 4.65%
  1,500,000    FCAR Owner Trust
                 3.090%, 08/02/05 .........................         1,488,026
  5,500,000    Toyota Motor Credit
                 2.900%, 05/27/05 .........................         5,488,481
                                                               --------------
                                                                    6,976,507
                                                               --------------
               BANKS - 19.68%
  2,000,000    Barclays US Funding
                 2.870%, 08/04/05 .........................         1,984,853
  5,000,000    Citicorp
                 2.920%, 05/23/05 .........................         4,991,078
  2,500,000    Depfa Bank (NY)
                 3.105%, 08/15/05 (b) .....................         2,477,144
  2,500,000    HBOS Treasury Services
                 3.030%, 07/05/05 .........................         2,486,323

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

               BANKS (CONTINUED)
               Nordea Bank (NY)
$ 2,500,000      3.000%, 06/08/05 .........................    $    2,492,083
  2,500,000      2.890%, 08/11/05 .........................         2,479,529
  2,500,000    Societe Generale North America
                 2.860%, 07/18/05 .........................         2,484,508
               UBS Finance (DE)
  2,110,000      2.650%, 05/03/05 .........................         2,109,689
  2,077,000      2.950%, 06/01/05 .........................         2,071,724
  3,000,000    Wells Fargo
                 2.970%, 05/19/05 .........................         2,995,545
  3,000,000    Westpac Capital
                 2.950%, 06/10/05 .........................         2,990,167
                                                               --------------
                                                                   29,562,643
                                                               --------------
               CONSUMER STAPLES (B) - 3.00%
  4,500,000    Gillette
                 2.910%, 05/02/05 .........................         4,499,636
                                                               --------------
               FINANCIAL SERVICES - 9.84%
               General Electric Capital
  3,000,000      2.150%, 05/16/05 .........................         2,997,312
  2,305,000      2.840%, 07/01/05 .........................         2,293,908
  5,000,000    Goldman Sachs Group
                 3.000%, 05/18/05 .........................         4,992,917
  4,500,000    International Lease Finance
                 2.680%, 05/23/05 .........................         4,492,630
                                                               --------------
                                                                   14,776,767
                                                               --------------
               INSURANCE - 3.64%
               ING America Insurance Holdings
  3,000,000      3.000%, 06/27/05 .........................         2,985,750
  2,500,000      3.050%, 07/07/05 .........................         2,485,809
                                                               --------------
                                                                    5,471,559
                                                               --------------
               TOTAL COMMERCIAL PAPER
                 (Cost $94,607,320) .......................        94,607,320
                                                               --------------

CERTIFICATES OF DEPOSIT - 21.31%

  3,000,000    BNP Paribas (NY)
                 2.130%, 06/09/05 .........................         2,997,711
  4,000,000    First Tennessee Bank
                 2.990%, 06/20/05 .........................         4,000,000
  3,000,000    HBOS Treasury Services
                 2.080%, 05/26/05 .........................         3,000,000
               Natexis Banques Populaires (NY)
  3,000,000      2.300%, 06/17/05 .........................         3,000,000
  2,000,000      2.900%, 07/29/05 .........................         2,000,000
  5,000,000    Rabobank Nederland (NY)
                 2.970%, 05/02/05 .........................         4,999,587
  3,000,000    Regions Bank
                 2.190%, 05/12/05 .........................         3,000,000
  5,000,000    SunTrust Bank
                 3.010%, 06/28/05 .........................         5,000,000
  4,000,000    Toronto-Dominion Bank (NY)
                 2.990%, 05/25/05 .........................         4,000,027
                                                               --------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $31,997,325) .......................        31,997,325
                                                               --------------

FLOATING RATE NOTE (C) - 3.33%

  5,000,000    National City Bank of Indiana,
                 Bank Note
                 3.100%, 09/16/05 .........................         5,001,558
                                                               --------------
               TOTAL FLOATING RATE NOTE
                 (Cost $5,001,558) ........................         5,001,558
                                                               --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 41

     ABN AMRO FUNDS
-------------------

INVESTOR MONEY MARKET FUND                                        APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                   MARKET
 PAR VALUE                                                         VALUE
 ---------                                                         ------

U.S.GOVERNMENT AGENCY OBLIGATION (A) - 1.99%

               FEDERAL HOME LOAN MORTGAGE - 1.99%
$ 3,000,000    2.420%, 05/10/05 ...........................    $    2,998,185
                                                               --------------
               TOTAL U.S. GOVERNMENT AGENCY
                 OBLIGATION
                 (Cost $2,998,185) ........................         2,998,185
                                                               --------------

REPURCHASE AGREEMENT - 9.99%

 15,000,000    Deutsche Bank, 2.970%, dated
                 04/29/05, matures 05/02/05,
                 repurchase price $15,003,713
                 (collateralized by U.S. Treasury
                 Bond, with interest rate of
                 12.75% maturing 11/15/10,
                 total market value $15,300,533)
                 2.970%, 05/02/05 .........................        15,000,000
                                                               --------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $15,000,000) .......................        15,000,000
                                                               --------------
 SHARES
--------

INVESTMENT COMPANY - 0.34%

    512,990    BlackRock Provident Institutional
                 TempFund Portfolio .......................           512,990
                                                               --------------
               TOTAL INVESTMENT COMPANY
                 (Cost $512,990) ..........................           512,990
                                                               --------------
TOTAL INVESTMENTS - 99.96%
   (Cost $150,117,378)* ...................................       150,117,378
                                                               --------------
NET OTHER ASSETS AND LIABILITIES - 0.04% ..................            57,180
                                                               --------------
NET ASSETS - 100.00% ......................................    $  150,174,558
                                                               ==============

-----------------------------
  * At April 30, 2005, cost is identical for book and Federal income tax purposes.

(a)   Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2005, these securities amounted to $40,296,988 or 26.83% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c) Floating rate note. The interest rate shown reflects the rate in effect at April 30, 2005.

(DE) Delaware
(NY) New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 42

                       This page intentionally left blank.

     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2005

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MONTAG
                                                     GROWTH           & CALDWELL         TAMRO LARGE
                                                      FUND            GROWTH FUND      CAP VALUE FUND
                                                 ---------------    ---------------    ---------------
ASSETS:
Investments:
         Investments at cost .................   $ 1,311,296,759    $ 2,627,046,607    $    20,634,026
         Net unrealized appreciation
           (depreciation) ....................        66,097,535        180,561,295          1,743,953
                                                 ---------------    ---------------    ---------------
           Total investments at value ........     1,377,394,294      2,807,607,902         22,377,979
Cash .........................................                --                 --                 --
Receivables:
         Dividends and interest ..............           150,149          2,237,263             45,508
         Fund shares sold ....................         1,596,300          4,364,445             34,299
         Investments and foreign currency sold                --          8,973,148                 --
         Due from Adviser, net (Note G) ......                --                 --                 --
Other assets .................................            34,231             77,697                506
                                                 ---------------    ---------------    ---------------
           Total assets ......................     1,379,174,974      2,823,260,455         22,458,292
                                                 ---------------    ---------------    ---------------

LIABILITIES:
Payables:
         Due to custodian ....................                --                 --              8,941
         Investments purchased ...............                --         12,807,567                 --
         Fund shares redeemed ................         1,961,722          2,473,247             27,862
         Due to Adviser, net (Note G) ........           806,619          1,541,417              9,272
         Administration fees (Note G) ........            61,087            120,052              1,600
         Distribution fees (Note G) ..........            31,748             34,480                765
         Shareholder service fees (Note G) ...                81                 --                 --
         Trustees fees (Note G) ..............            15,052             30,977                246
Accrued expenses and other payables ..........           173,847            270,996             13,752
                                                 ---------------    ---------------    ---------------
           Total liabilities .................         3,050,156         17,278,736             62,438
                                                 ---------------    ---------------    ---------------
NET ASSETS ...................................   $ 1,376,124,818    $ 2,805,981,719    $    22,395,854
                                                 ===============    ===============    ===============

NET ASSETS CONSIST OF:
     Paid in capital .........................   $ 1,299,387,252    $ 2,854,320,617    $    21,193,923
     Accumulated undistributed net
        investment income (loss) .............         1,010,607            519,328             16,141
     Accumulated net realized gain (loss)
        on investments and foreign
        currency transactions ................         9,629,424       (229,419,521)          (558,163)
     Net unrealized appreciation
        (depreciation) on investments and
        translation of assets and liabilities
        in foreign currency ..................        66,097,535        180,561,295          1,743,953
                                                 ---------------    ---------------    ---------------
         TOTAL NET ASSETS ....................   $ 1,376,124,818    $ 2,805,981,719    $    22,395,854
                                                 ===============    ===============    ===============
CLASS N:
     Net Assets ..............................   $   930,059,334    $ 1,005,480,479    $    22,395,854
     Shares of beneficial interest outstanding        43,953,191         45,839,008          1,890,283
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $         21.16    $         21.94    $         11.85
                                                 ===============    ===============    ===============
CLASS I:
     Net Assets ..............................   $   445,029,916    $ 1,799,925,843    $            --
     Shares of beneficial interest outstanding        20,761,656         81,762,681                 --
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $         21.44    $         22.01    $            --
                                                 ===============    ===============    ===============
CLASS C:
     Net Assets ..............................   $       387,223    $            --    $            --
     Shares of beneficial interest outstanding            18,594                 --                 --
         NET ASSET VALUE Offering and
           redemption price per share*
           (Net Assets/Shares Outstanding) ...   $         20.83    $            --    $            --
                                                 ===============    ===============    ===============
CLASS R:
     Net Assets ..............................   $       648,345    $       575,397    $            --
     Shares of beneficial interest outstanding            30,790             26,359                 --
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $         21.06    $         21.83    $            --
                                                 ===============    ===============    ===============

-------------------------------------------------------------------------------------------------------------------------
                                                      VALUE         VEREDUS SELECT         MID CAP          TAMRO SMALL
                                                      FUND            GROWTH FUND           FUND             CAP FUND
                                                 ---------------    ---------------    ---------------    ---------------
ASSETS:
Investments:
         Investments at cost .................   $   218,668,629    $     3,367,210    $   529,865,225    $   161,077,074
         Net unrealized appreciation
           (depreciation) ....................        40,599,686             28,743         35,025,719            265,134
                                                 ---------------    ---------------    ---------------    ---------------
           Total investments at value ........       259,268,315          3,395,953        564,890,944        161,342,208
Cash .........................................             4,343                 --                388                 --
Receivables:
         Dividends and interest ..............           418,233              1,253            592,175             16,515
         Fund shares sold ....................           388,786                376          1,699,543            504,702
         Investments and foreign currency sold           891,471            707,797                 --            946,955
         Due from Adviser, net (Note G) ......                --              3,135                 --                 --
Other assets .................................             6,036                 70             11,845              3,492
                                                 ---------------    ---------------    ---------------    ---------------
           Total assets ......................       260,977,184          4,108,584        567,194,895        162,813,872
                                                 ---------------    ---------------    ---------------    ---------------

LIABILITIES:
Payables:
         Due to custodian ....................                --                 --                 --                 --
         Investments purchased ...............           691,263            336,129         10,280,631             92,390
         Fund shares redeemed ................           188,177                 --          1,002,243            139,814
         Due to Adviser, net (Note G) ........           121,228                 --            340,630            102,312
         Administration fees (Note G) ........            11,848                652             24,752              7,570
         Distribution fees (Note G) ..........             8,848                129             16,900              5,249
         Shareholder service fees (Note G) ...                --                 --                 --                 --
         Trustees fees (Note G) ..............             2,738                 39              6,030              1,778
Accrued expenses and other payables ..........            32,303              4,015            173,384              9,696
                                                 ---------------    ---------------    ---------------    ---------------
           Total liabilities .................         1,056,405            340,964         11,844,570            358,809
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS ...................................   $   259,920,779    $     3,767,620    $   555,350,325    $   162,455,063
                                                 ===============    ===============    ===============    ===============

NET ASSETS CONSIST OF:
     Paid in capital .........................   $   224,591,692    $     3,824,496    $   510,800,321    $   158,526,552
     Accumulated undistributed net
        investment income (loss) .............           276,635             (5,126)          (382,863)          (244,977)
     Accumulated net realized gain (loss)
        on investments and foreign
        currency transactions ................        (5,547,234)           (80,493)         9,907,148          3,908,354
     Net unrealized appreciation
        (depreciation) on investments and
        translation of assets and liabilities
        in foreign currency ..................        40,599,686             28,743         35,025,719            265,134
                                                 ---------------    ---------------    ---------------    ---------------
         TOTAL NET ASSETS ....................   $   259,920,779    $     3,767,620    $   555,350,325    $   162,455,063
                                                 ===============    ===============    ===============    ===============
CLASS N:
     Net Assets ..............................   $   259,920,779    $     3,767,620    $   497,900,127    $   152,333,069
     Shares of beneficial interest outstanding        22,174,374            352,581         21,919,192         10,691,061
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $         11.72    $         10.69    $         22.72    $         14.25
                                                 ===============    ===============    ===============    ===============
CLASS I:
     Net Assets ..............................   $            --    $            --    $    57,450,198    $    10,121,994
     Shares of beneficial interest outstanding                --                 --          2,523,274            709,711
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $            --    $            --    $         22.77    $         14.26
                                                 ===============    ===============    ===============    ===============
CLASS C:
     Net Assets ..............................   $            --    $            --    $            --    $            --
     Shares of beneficial interest outstanding                --                 --                 --                 --
         NET ASSET VALUE Offering and
           redemption price per share*
           (Net Assets/Shares Outstanding) ...   $            --    $            --    $            --    $            --
                                                 ===============    ===============    ===============    ===============
CLASS R:
     Net Assets ..............................   $            --    $            --    $            --    $            --
     Shares of beneficial interest outstanding                --                 --                 --                 --
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $            --    $            --    $            --    $            --
                                                 ===============    ===============    ===============    ===============

                                                     VEREDUS
                                                   AGGRESSIVE         REAL ESTATE          VEREDUS
                                                   GROWTH FUND           FUND           SCITECH FUND
                                                 ---------------    ---------------    ---------------
ASSETS:
Investments:
         Investments at cost .................   $   542,476,184    $    59,044,476    $     4,867,596
         Net unrealized appreciation
           (depreciation) ....................        50,001,832         21,887,874           (124,282)
                                                 ---------------    ---------------    ---------------
           Total investments at value ........       592,478,016         80,932,350          4,743,314
Cash .........................................                --                 --                 --
Receivables:
         Dividends and interest ..............           103,382             63,203                902
         Fund shares sold ....................         2,226,217            198,897             11,147
         Investments and foreign currency sold        49,747,747            875,251            107,309
         Due from Adviser, net (Note G) ......                --                 --              2,033
Other assets .................................            17,928              1,945                167
                                                 ---------------    ---------------    ---------------
           Total assets ......................       644,573,290         82,071,646          4,864,872
                                                 ---------------    ---------------    ---------------

LIABILITIES:
Payables:
         Due to custodian ....................                --                 --                 --
         Investments purchased ...............        16,299,125            800,665            122,870
         Fund shares redeemed ................         1,373,413            101,876             13,381
         Due to Adviser, net (Note G) ........           560,443             59,230                 --
         Administration fees (Note G) ........            29,321              3,193                659
         Distribution fees (Note G) ..........            17,721              2,733                165
         Shareholder service fees (Note G) ...                --                 --                 --
         Trustees fees (Note G) ..............             7,445                853                 56
Accrued expenses and other payables ..........           149,868              9,244              3,648
                                                 ---------------    ---------------    ---------------
           Total liabilities .................        18,437,336            977,794            140,779
                                                 ---------------    ---------------    ---------------
NET ASSETS ...................................   $   626,135,954    $    81,093,852    $     4,724,093
                                                 ===============    ===============    ===============

NET ASSETS CONSIST OF:
     Paid in capital .........................   $   667,909,432    $    57,549,477    $     6,908,196
     Accumulated undistributed net
        investment income (loss) .............        (3,501,405)           764,862            (39,538)
     Accumulated net realized gain (loss)
        on investments and foreign
        currency transactions ................       (88,273,905)           891,769         (2,020,283)
     Net unrealized appreciation
        (depreciation) on investments and
        translation of assets and liabilities
        in foreign currency ..................        50,001,832         21,887,744           (124,282)
                                                 ---------------    ---------------    ---------------
         TOTAL NET ASSETS ....................   $   626,135,954    $    81,093,852    $     4,724,093
                                                 ===============    ===============    ===============
CLASS N:
     Net Assets ..............................   $   506,157,718    $    81,093,852    $     4,724,093
     Shares of beneficial interest outstanding        31,053,963          5,482,452            753,959
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $         16.30    $         14.79    $          6.27
                                                 ===============    ===============    ===============
CLASS I:
     Net Assets ..............................   $   119,978,236    $            --    $            --
     Shares of beneficial interest outstanding         7,287,064                 --                 --
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $         16.46    $            --    $            --
                                                 ===============    ===============    ===============
CLASS C:
     Net Assets ..............................   $            --    $            --    $            --
     Shares of beneficial interest outstanding                --                 --                 --
         NET ASSET VALUE Offering and
           redemption price per share*
           (Net Assets/Shares Outstanding) ...   $            --    $            --    $            --
                                                 ===============    ===============    ===============
CLASS R:
     Net Assets ..............................   $            --    $            --    $            --
     Shares of beneficial interest outstanding                --                 --                 --
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $            --    $            --    $            --
                                                 ===============    ===============    ===============

---------------------------------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 44 - 45

     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2005

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                        MONTAG
                                                    BALANCED          & CALDWELL            BOND
                                                      FUND           BALANCED FUND          FUND
                                                 ---------------    ---------------    ---------------
ASSETS:
Investments:
         Investments at cost .................   $   190,614,272    $    99,576,541    $   232,426,631
         Repurchase agreement ................                --                 --                 --
         Net unrealized appreciation
           (depreciation) ....................        17,300,397          5,366,412            776,177
                                                 ---------------    ---------------    ---------------
           Total investments at value ........       207,914,669        104,942,953        233,202,808
Receivables:
         Dividends and interest ..............           757,277            468,974          2,375,823
         Fund shares sold ....................           367,434             81,888            596,117
         Investments sold ....................           791,066                 --                 --
         Due from Adviser, net (Note G) ......                --                 --                 --
Other assets .................................             5,805              4,325              8,045
                                                 ---------------    ---------------    ---------------
           Total assets ......................       209,836,251        105,498,140        236,182,793
                                                 ---------------    ---------------    ---------------

LIABILITIES:
Payables:
         Dividend distribution ...............                --                 --            164,789
         Investments purchased ...............           675,000            198,423          2,050,000
         Fund shares redeemed ................           272,427             25,938            913,253
         Due to Adviser, net (Note G) ........           121,959             65,632             64,656
         Administration fees (Note G) ........            13,373              5,756             13,228
         Distribution fees (Note G) ..........             7,121              2,790              5,230
         Trustees fees (Note G) ..............             2,239              1,177              2,605
Accrued expenses and other payables ..........            23,755             16,175             69,954
                                                 ---------------    ---------------    ---------------
           Total liabilities .................         1,115,874            315,891          3,283,715
                                                 ---------------    ---------------    ---------------
NET ASSETS ...................................   $   208,720,377    $   105,182,249    $   232,899,078
                                                 ===============    ===============    ===============

NET ASSETS CONSIST OF:
     Paid in capital .........................   $   190,226,832    $   118,416,786    $   234,446,030
     Accumulated undistributed
         (distribution in excess of) net
        investment income ....................           (66,350)          (767,171)        (2,757,463)
     Accumulated net realized gain
         (loss) on investments ...............         1,259,498        (17,833,778)           434,334
     Net unrealized appreciation
         (depreciation) on investments .......        17,300,397          5,366,412            776,177
                                                 ---------------    ---------------    ---------------
         TOTAL NET ASSETS ....................   $   208,720,377    $   105,182,249    $   232,899,078
                                                 ===============    ===============    ===============
CLASS N:
     Net Assets ..............................   $   208,720,377    $    81,378,617    $   152,934,903
     Shares of beneficial interest outstanding        20,002,028          5,112,727         15,427,181
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $         10.43    $         15.92    $          9.91
                                                 ===============    ===============    ===============
CLASS I:
     Net Assets ..............................   $            --    $    23,803,632    $    79,964,175
     Shares of beneficial interest outstanding                --          1,496,559          8,066,178
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $            --    $         15.91    $          9.91
                                                 ===============    ===============    ===============

-------------------------------------------------------------------------------------------------------------------------
                                                   INVESTMENT                                                INVESTOR
                                                   GRADE BOND          HIGH YIELD          MUNICIPAL       MONEY MARKET
                                                      FUND              BOND FUND          BOND FUND           FUND
                                                 ---------------    ---------------    ---------------    ---------------
ASSETS:
Investments:
         Investments at cost .................   $    39,342,919    $    20,605,374    $    64,475,198    $   135,117,378
         Repurchase agreement ................                --                 --                 --         15,000,000
         Net unrealized appreciation
           (depreciation) ....................          (349,329)           (78,170)         2,047,618                 --
                                                 ---------------    ---------------    ---------------    ---------------
           Total investments at value ........        38,993,590         20,527,204         66,522,816        150,117,378
Receivables:
         Dividends and interest ..............           310,273            454,724            844,813            241,309
         Fund shares sold ....................           113,656              1,010             70,021            120,959
         Investments sold ....................                --             31,875                 --                 --
         Due from Adviser, net (Note G) ......                --                523                 --                 --
Other assets .................................             1,027             12,446              1,514             13,264
                                                 ---------------    ---------------    ---------------    ---------------
           Total assets ......................        39,418,546         21,027,782         67,439,164        150,492,910
                                                 ---------------    ---------------    ---------------    ---------------

LIABILITIES:
Payables:
         Dividend distribution ...............            73,877            113,014             70,659            218,849
         Investments purchased ...............           350,000                 --          1,014,090                 --
         Fund shares redeemed ................             8,059                245             70,620             20,598
         Due to Adviser, net (Note G) ........             9,217                 --             11,846             49,898
         Administration fees (Note G) ........             4,504              4,989              4,756              6,591
         Distribution fees (Note G) ..........                95                375                 --                 --
         Trustees fees (Note G) ..............               416                229                705              1,847
Accrued expenses and other payables ..........             4,271              5,258             24,096             20,569
                                                 ---------------    ---------------    ---------------    ---------------
           Total liabilities .................           450,439            124,110          1,196,772            318,352
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS ...................................   $    38,968,107    $    20,903,672    $    66,242,392    $   150,174,558
                                                 ===============    ===============    ===============    ===============

NET ASSETS CONSIST OF:
     Paid in capital .........................   $    39,646,118    $    21,092,908    $    64,143,672    $   150,174,558
     Accumulated undistributed
         (distribution in excess of) net
        investment income ....................          (246,802)          (173,551)                --                 --
     Accumulated net realized gain
         (loss) on investments ...............           (81,880)            62,485             51,102                 --
     Net unrealized appreciation
         (depreciation) on investments .......          (349,329)           (78,170)         2,047,618                 --
                                                 ---------------    ---------------    ---------------    ---------------
         TOTAL NET ASSETS ....................   $    38,968,107    $    20,903,672    $    66,242,392    $   150,174,558
                                                 ===============    ===============    ===============    ===============
CLASS N:
     Net Assets ..............................   $     2,872,890    $    10,851,896    $    66,242,392    $   150,174,558
     Shares of beneficial interest outstanding           307,974          1,094,146          6,354,965        150,174,712
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $          9.33    $          9.92    $         10.42    $          1.00
                                                 ===============    ===============    ===============    ===============
CLASS I:
     Net Assets ..............................   $    36,095,217    $    10,051,776    $            --    $            --
     Shares of beneficial interest outstanding         3,869,540          1,013,605                 --                 --
         NET ASSET VALUE Offering and
           redemption price per share
           (Net Assets/Shares Outstanding) ...   $          9.33    $          9.92    $            --    $            --
                                                 ===============    ===============    ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 46 - 47

     ABN AMRO FUNDS
-------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                        MONTAG
                                                     GROWTH           & CALDWELL         TAMRO LARGE
                                                      FUND            GROWTH FUND      CAP VALUE FUND
                                                 ---------------    ---------------    ---------------
INVESTMENT INCOME:
      Dividends ..............................   $    10,933,862    $    19,192,931    $       238,906
      Less: foreign taxes withheld ...........                --                 --             (5,057)
      Interest ...............................                --                 --                 47
                                                 ---------------    ---------------    ---------------
       Total investment income ...............        10,933,862         19,192,931            233,896
                                                 ---------------    ---------------    ---------------
EXPENSES:
      Investment advisory fees (Note G) ......         4,740,018         10,060,508             84,724
      Distribution expenses(a) (Note G) ......         1,233,364          1,287,414             26,475
      Shareholder service fees (Note G) ......               496                 --                 --
      Transfer agent fees (Note G) ...........           333,616            435,448             17,188
      Administration fees (Note G) ...........           357,749            810,256              7,288
      Registration expenses ..................            32,125             36,500              7,104
      Custodian fees .........................            40,478             71,673              7,276
      Professional fees ......................            33,047             63,575              8,247
      Trustees fees (Note G) .................            30,687             65,311                503
      Other expenses .........................           115,659            169,192              4,582
                                                 ---------------    ---------------    ---------------
       Total expenses before waivers .........         6,917,239         12,999,877            163,387
                                                 ---------------    ---------------    ---------------
       Less: Investment advisory
        fees waived (Note G) .................                --                 --            (36,301)
       Less: Expenses reimbursed (Note G) ....                --                 --                 --
                                                 ---------------    ---------------    ---------------
       Net expenses ..........................         6,917,239         12,999,877            127,086
                                                 ---------------    ---------------    ---------------

NET INVESTMENT INCOME (LOSS) .................         4,016,623          6,193,054            106,810
                                                 ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments         57,827,719(b)     120,862,961            455,528
      Net realized loss on foreign
       currency transactions .................                --                 --                 --
      Net change in unrealized appreciation
       (depreciation) on investments .........       (97,821,350)       (49,613,825)           277,928
      Net change in unrealized depreciation
       on translation of assets and
       liabilities denominated in
       foreign currency ......................                --                 --                 --
                                                 ---------------    ---------------    ---------------

      NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS .................       (39,993,631)        71,249,136            733,456
                                                 ---------------    ---------------    ---------------

      NET INCREASE (DECREASE) IN NET
       ASSETS FROM OPERATIONS ................   $   (35,977,008)   $    77,442,190    $       840,266
                                                 ===============    ===============    ===============

-------------------------------------------------------------------------------------------------------------------------
                                                      VALUE         VEREDUS SELECT         MID CAP          TAMRO SMALL
                                                      FUND            GROWTH FUND           FUND             CAP FUND
                                                 ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
      Dividends ..............................   $     2,843,624    $        14,793    $     2,798,971    $       609,356
      Less: foreign taxes withheld ...........           (21,596)                --            (30,526)              (295)
      Interest ...............................                --                168              2,069              2,117
                                                 ---------------    ---------------    ---------------    ---------------
       Total investment income ...............         2,822,028             14,961          2,770,514            611,178
                                                 ---------------    ---------------    ---------------    ---------------
EXPENSES:
      Investment advisory fees (Note G) ......           980,969             12,361          1,895,231            668,289
      Distribution expenses(a) (Note G) ......           306,553              3,863            578,692            178,276
      Shareholder service fees (Note G) ......                --                 --                 --                 --
      Transfer agent fees (Note G) ...........            10,422              9,431            351,999             76,574
      Administration fees (Note G) ...........            67,070              2,118            134,906             41,877
      Registration expenses ..................             8,750              8,127             27,637             20,505
      Custodian fees .........................            17,662              6,937             25,258             12,271
      Professional fees ......................            12,413              7,888             17,742             25,703
      Trustees fees (Note G) .................             5,555                 72             12,016              3,658
      Other expenses .........................            13,012              2,365            109,896             22,558
                                                 ---------------    ---------------    ---------------    ---------------
       Total expenses before waivers .........         1,422,406             53,162          3,153,377          1,049,711
                                                 ---------------    ---------------    ---------------    ---------------
       Less: Investment advisory
        fees waived (Note G) .................          (269,767)           (12,361)                --            (91,767)
       Less: Expenses reimbursed (Note G) ....                --            (20,714)                --                 --
                                                 ---------------    ---------------    ---------------    ---------------
       Net expenses ..........................         1,152,639             20,087          3,153,377            957,944
                                                 ---------------    ---------------    ---------------    ---------------

NET INVESTMENT INCOME (LOSS) .................         1,669,389             (5,126)          (382,863)          (346,766)
                                                 ---------------    ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments          4,698,174             97,997         10,677,329          3,928,848
      Net realized loss on foreign
       currency transactions .................                --                 --                 --                 --
      Net change in unrealized appreciation
       (depreciation) on investments .........         9,222,052            (56,966)        (7,342,161)        (7,113,928)
      Net change in unrealized depreciation
       on translation of assets and
       liabilities denominated in
       foreign currency ......................                --                 --                 --                 --
                                                 ---------------    ---------------    ---------------    ---------------

      NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS .................        13,920,226             41,031          3,335,168         (3,185,080)
                                                 ---------------    ---------------    ---------------    ---------------

      NET INCREASE (DECREASE) IN NET
       ASSETS FROM OPERATIONS ................   $    15,589,615    $        35,905    $     2,952,305    $    (3,531,846)
                                                 ===============    ===============    ===============    ===============

                                                     VEREDUS
                                                   AGGRESSIVE         REAL ESTATE          VEREDUS
                                                   GROWTH FUND           FUND           SCITECH FUND
                                                 ---------------    ---------------    ---------------
INVESTMENT INCOME:
      Dividends ..............................   $     1,369,911    $     1,764,202    $         8,783
      Less: foreign taxes withheld ...........                --            (15,752)                --
      Interest ...............................                --                 --                330
                                                 ---------------    ---------------    ---------------
       Total investment income ...............         1,369,911          1,748,450              9,113
                                                 ---------------    ---------------    ---------------
EXPENSES:
      Investment advisory fees (Note G) ......         3,529,816            379,990             30,407
      Distribution expenses(a) (Note G) ......           742,538             94,998              7,602
      Shareholder service fees (Note G) ......                --                 --                 --
      Transfer agent fees (Note G) ...........           270,169             16,512             12,498
      Administration fees (Note G) ...........           186,920             20,732              2,847
      Registration expenses ..................            14,007             10,200              9,944
      Custodian fees .........................            28,201              7,429              7,443
      Professional fees ......................            21,295              9,294              7,940
      Trustees fees (Note G) .................            15,828              1,737                121
      Other expenses .........................            62,542              5,570              2,411
                                                 ---------------    ---------------    ---------------
       Total expenses before waivers .........         4,871,316            546,462             81,213
                                                 ---------------    ---------------    ---------------
       Less: Investment advisory
        fees waived (Note G) .................                --            (25,876)           (30,407)
       Less: Expenses reimbursed (Note G) ....                --                 --             (2,155)
                                                 ---------------    ---------------    ---------------
       Net expenses ..........................         4,871,316            520,586             48,651
                                                 ---------------    ---------------    ---------------

NET INVESTMENT INCOME (LOSS) .................        (3,501,405)         1,227,864            (39,538)
                                                 ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments         42,564,007            648,656            (42,584)
      Net realized loss on foreign
       currency transactions .................                --             (2,198)                --
      Net change in unrealized appreciation
       (depreciation) on investments .........       (39,698,613)         3,277,408           (239,589)
      Net change in unrealized depreciation
       on translation of assets and
       liabilities denominated in
       foreign currency ......................                --               (144)                --
                                                 ---------------    ---------------    ---------------

      NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS .................         2,865,394          3,923,722           (282,173)
                                                 ---------------    ---------------    ---------------

      NET INCREASE (DECREASE) IN NET
       ASSETS FROM OPERATIONS ................   $      (636,011)   $     5,151,586    $      (321,711)
                                                 ===============    ===============    ===============

---------------------------------------------------------------
(a) Distribution expense is incurred at the Class N level for all funds except Growth Fund and Montag & Caldwell Growth Fund. The distribution expense for Class N, C and R of the Growth Fund is $1,230,077, $1,489 and $1,798, respectively. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $1,286,061 and $1,353, respectively.
(b) Amount includes $17,331,179 of net realized gains relating to a redemption-in-kind on February 28, 2005. This amount will not be recognized for federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 48 - 49

     ABN AMRO FUNDS
-------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

STATEMENT OF OPERATIONS - CONTINUED
--------------------------------------------------------------------------------

                                                                        MONTAG
                                                    BALANCED          & CALDWELL            BOND
                                                      FUND           BALANCED FUND          FUND
                                                 ---------------    ---------------    ---------------
INVESTMENT INCOME:
      Dividends ..............................   $     1,247,336    $       683,484    $       171,445
      Interest ...............................         1,952,626          1,037,485          7,383,742
                                                 ---------------    ---------------    ---------------
       Total investment income ...............         3,199,962          1,720,969          7,555,187
                                                 ---------------    ---------------    ---------------
EXPENSES:
      Investment advisory fees (Note G) ......           784,640            588,181            849,976
      Distribution expenses (Note G) .........           280,228            110,423            188,683
      Transfer agent fees (Note G) ...........            30,211             26,403             68,046
      Administration fees (Note G) ...........            68,249             44,143             88,590
      Registration expenses ..................            10,500             13,875             12,775
      Custodian fees .........................            16,470             13,093             18,122
      Professional fees ......................            11,758             10,488             12,864
      Trustees fees (Note G) .................             4,852              3,075              5,579
      Other expenses .........................            14,888              3,671             12,450
                                                 ---------------    ---------------    ---------------
       Total expenses before waivers .........         1,221,796            813,352          1,257,085
                                                 ---------------    ---------------    ---------------
       Less: Investment advisory
        fees waived (Note G) .................                --                 --           (311,151)
       Less: Expenses reimbursed (Note G) ....                --                 --                 --
                                                 ---------------    ---------------    ---------------
       Net expenses ..........................         1,221,796            813,352            945,934
                                                 ---------------    ---------------    ---------------

NET INVESTMENT INCOME ........................         1,978,166            907,617          6,609,253
                                                 ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments          5,825,054          8,946,825          3,340,318
      Net change in unrealized depreciation
       on investments ........................       (10,920,417)        (6,586,327)        (7,990,902)
                                                 ---------------    ---------------    ---------------

      NET REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS ........................        (5,095,363)         2,360,498         (4,650,584)
                                                 ---------------    ---------------    ---------------

      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS .......................   $    (3,117,197)   $     3,268,115    $     1,958,669
                                                 ===============    ===============    ===============

-------------------------------------------------------------------------------------------------------------------------
                                                   INVESTMENT                                                INVESTOR
                                                   GRADE BOND         HIGH YIELD          MUNICIPAL        MONEY MARKET
                                                      FUND             BOND FUND          BOND FUND            FUND
                                                 ---------------    ---------------    ---------------    ---------------
INVESTMENT INCOME:
      Dividends ..............................   $        16,392    $         7,541    $        18,693    $         7,060
      Interest ...............................           846,361            767,388          1,147,414          2,208,612
                                                 ---------------    ---------------    ---------------    ---------------
       Total investment income ...............           862,753            774,929          1,166,107          2,215,672
                                                 ---------------    ---------------    ---------------    ---------------
EXPENSES:
      Investment advisory fees (Note G) ......            99,901             48,168            188,109            380,933
      Distribution expenses (Note G) .........             2,468             13,759             41,367                 --
      Transfer agent fees (Note G) ...........            16,537             12,390             32,190             35,441
      Administration fees (Note G) ...........            16,728             14,159             20,907             50,736
      Registration expenses ..................            12,625             15,374              7,723              8,250
      Custodian fees .........................             8,194              7,231              7,462             15,426
      Professional fees ......................             8,543              8,217              8,985             11,646
      Trustees fees (Note G) .................               861                466              1,404              4,052
      Other expenses .........................             3,334              3,172              9,112             12,801
                                                 ---------------    ---------------    ---------------    ---------------
       Total expenses before waivers .........           169,191            122,936            317,259            519,285
                                                 ---------------    ---------------    ---------------    ---------------
       Less: Investment advisory
        fees waived (Note G) .................           (38,850)           (48,168)          (160,502)                --
       Less: Expenses reimbursed (Note G) ....                --             (2,137)                --                 --
                                                 ---------------    ---------------    ---------------    ---------------
       Net expenses ..........................           130,341             72,631            156,757            519,285
                                                 ---------------    ---------------    ---------------    ---------------

NET INVESTMENT INCOME ........................           732,412            702,298          1,009,350          1,696,387
                                                 ---------------    ---------------    ---------------    ---------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments             (7,270)            64,529             51,108                 --
      Net change in unrealized depreciation
       on investments ........................          (595,732)          (980,840)          (680,589)                --
                                                 ---------------    ---------------    ---------------    ---------------

      NET REALIZED AND UNREALIZED GAIN (LOSS)
       ON INVESTMENTS ........................          (603,002)          (916,311)          (629,481)                --
                                                 ---------------    ---------------    ---------------    ---------------

      NET INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS .......................   $       129,410    $      (214,013)   $       379,869    $     1,696,387
                                                 ===============    ===============    ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 50 - 51

     ABN AMRO FUNDS
-------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               MONTAG & CALDWELL
                                                            GROWTH FUND                           GROWTH FUND
                                                 ----------------------------------    ----------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                  APRIL 30, 2005      OCTOBER 31,      APRIL 30, 2005       OCTOBER 31,
                                                    (UNAUDITED)          2004            (UNAUDITED)           2004
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ............   $ 1,321,365,915    $ 1,151,473,692    $ 3,203,905,297    $ 3,119,097,639
                                                 ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net investment income (loss) ..............         4,016,623         (1,984,717)         6,193,054         12,977,716
   Net realized gain on investments sold .....        57,827,719         21,683,646        120,862,961        142,886,596
   Net change in unrealized appreciation
      (depreciation) on investments ..........       (97,821,350)        13,018,488        (49,613,825)       (29,527,217)
                                                 ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in net assets
          from  operations ...................       (35,977,008)        32,717,417         77,442,190        126,337,095
                                                 ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ................................        (2,091,901)                --         (1,997,002)          (785,236)
      Class I ................................          (912,855)                --         (6,557,435)       (10,804,677)
      Class C ................................              (183)                --                 --                 --
      Class R ................................            (1,077)                --               (510)              (218)
                                                 ---------------    ---------------    ---------------    ---------------
          Total distributions ................        (3,006,016)                --         (8,554,947)       (11,590,131)
                                                 ---------------    ---------------    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ................................       145,998,767        359,849,098        174,268,981        334,090,223
      Class I ................................       175,291,445        111,086,894        347,075,534        543,778,633
      Class C ................................            48,491            236,840                 --                 --
      Class R ................................           316,997            679,254            138,612            459,863
   Proceeds from reinvestment of
     distributions:
      Class N ................................         1,846,992                 --          1,825,899            721,334
      Class I ................................           353,896                 --          5,668,535          9,479,460
      Class C ................................                70                 --                 --                 --
      Class R ................................             1,077                 --                510                218
   Cost of shares redeemed:
      Class N ................................      (153,209,928)      (301,695,265)      (209,612,087)      (317,937,131)
      Class I ................................       (39,326,337)       (32,765,897)      (786,146,401)      (600,413,850)
      Class C ................................           (28,686)                --                 --                 --
      Class R ................................          (217,981)          (216,118)           (30,404)          (118,056)
   Redemption-in-kind (Note E):
      Class I ................................       (37,332,876)                --                 --                 --
                                                 ---------------    ---------------    ---------------    ---------------
          Net increase (decrease) from capital
              share transactions .............        93,741,927        137,174,806       (466,810,821)       (29,939,306)
                                                 ---------------    ---------------    ---------------    ---------------
          Total increase (decrease) in
              net assets .....................        54,758,903        169,892,223       (397,923,578)        84,807,658
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)   $ 1,376,124,818    $ 1,321,365,915    $ 2,805,981,719    $ 3,203,905,297
                                                 ===============    ===============    ===============    ===============
   (A) Undistributed net investment
          income (loss) ......................   $     1,010,607    $            --    $       519,328    $     2,881,221
                                                 ===============    ===============    ===============    ===============

-------------------------------------------------------------------------------------------------------------------------
                                                          TAMRO LARGE CAP
                                                             VALUE FUND                           VALUE FUND
                                                 ----------------------------------   -----------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                  APRIL 30, 2005      OCTOBER 31,      APRIL 30, 2005       OCTOBER 31,
                                                    (UNAUDITED)          2004            (UNAUDITED)           2004
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ............   $    17,574,310    $     8,886,900    $   229,978,703    $   195,852,532
                                                 ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net investment income (loss) ..............           106,810             66,914          1,669,389          2,841,732
   Net realized gain on investments sold .....           455,528            449,809          4,698,174         11,275,814
   Net change in unrealized appreciation
      (depreciation) on investments ..........           277,928            646,606          9,222,052         17,144,326
                                                 ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in net assets
          from  operations ...................           840,266          1,163,329         15,589,615         31,261,872
                                                 ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ................................           (97,275)           (66,473)        (1,649,856)        (2,785,108)
      Class I ................................                --                 --                 --                 --
      Class C ................................                --                 --                 --                 --
      Class R ................................                --                 --                 --                 --
                                                 ---------------    ---------------    ---------------    ---------------
          Total distributions ................           (97,275)           (66,473)        (1,649,856)        (2,785,108)
                                                 ---------------    ---------------    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ................................         6,097,014         10,354,750         22,733,683         17,024,212
      Class I ................................                --                 --                 --                 --
      Class C ................................                --                 --                 --                 --
      Class R ................................                --                 --                 --                 --
   Proceeds from reinvestment of
     distributions:
      Class N ................................            94,060             63,298            535,034            875,034
      Class I ................................                --                 --                 --                 --
      Class C ................................                --                 --                 --                 --
      Class R ................................                --                 --                 --                 --
   Cost of shares redeemed:
      Class N ................................        (2,112,521)        (2,827,494)        (7,266,400)       (12,249,839)
      Class I ................................                --                 --                 --                 --
      Class C ................................                --                 --                 --                 --
      Class R ................................                --                 --                 --                 --
   Redemption-in-kind (Note E):
      Class I ................................                --                 --                 --                 --
                                                 ---------------    ---------------    ---------------    ---------------
          Net increase (decrease) from capital
              share transactions .............         4,078,553          7,590,554         16,002,317          5,649,407
                                                 ---------------    ---------------    ---------------    ---------------
          Total increase (decrease) in
              net assets .....................         4,821,544          8,687,410         29,942,076         34,126,171
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)   $    22,395,854    $    17,574,310    $   259,920,779    $   229,978,703
                                                 ===============    ===============    ===============    ===============
   (A) Undistributed net investment
          income (loss) ......................   $        16,141    $         6,606    $       276,635    $       257,102
                                                 ===============    ===============    ===============    ===============

                                                           VEREDUS SELECT
                                                            GROWTH FUND
                                                 ----------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED
                                                  APRIL 30, 2005      OCTOBER 31,
                                                    (UNAUDITED)          2004
                                                 ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ............   $     2,684,264    $     2,005,679
                                                 ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net investment income (loss) ..............            (5,126)           (15,670)
   Net realized gain on investments sold .....            97,997            310,184
   Net change in unrealized appreciation
      (depreciation) on investments ..........           (56,966)           (66,252)
                                                 ---------------    ---------------
      Net increase (decrease) in net assets
          from  operations ...................            35,905            228,262
                                                 ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ................................                --                 --
      Class I ................................                --                 --
      Class C ................................                --                 --
      Class R ................................                --                 --
                                                 ---------------    ---------------
          Total distributions ................                --                 --
                                                 ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ................................         1,370,674          1,095,394
      Class I ................................                --                 --
      Class C ................................                --                 --
      Class R ................................                --                 --
   Proceeds from reinvestment of
     distributions:
      Class N ................................                --                 --
      Class I ................................                --                 --
      Class C ................................                --                 --
      Class R ................................                --                 --
   Cost of shares redeemed:
      Class N ................................          (323,223)          (645,071)
      Class I ................................                --                 --
      Class C ................................                --                 --
      Class R ................................                --                 --
   Redemption-in-kind (Note E):
      Class I ................................                --                 --
                                                 ---------------    ---------------
          Net increase (decrease) from capital
              share transactions .............         1,047,451            450,323
                                                 ---------------    ---------------
          Total increase (decrease) in
              net assets .....................         1,083,356            678,585
                                                 ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)   $     3,767,620    $     2,684,264
                                                 ===============    ===============
   (A) Undistributed net investment
          income (loss) ......................   $        (5,126)   $            --
                                                 ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 52 - 53

     ABN AMRO FUNDS
-------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                                                  TAMRO SMALL
                                                            MID CAP FUND                            CAP FUND
                                                 ----------------------------------    ----------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED     YEAR ENDED
                                                  APRIL 30, 2005      OCTOBER 31,       APRIL 30, 2005      OCTOBER 31,
                                                    (UNAUDITED)          2004             (UNAUDITED)          2004
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ............   $   411,527,018    $   191,220,470    $   112,808,893    $    60,932,279
                                                 ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net investment income (loss) ..............          (382,863)        (1,126,756)          (346,766)          (642,133)
   Net realized gain (loss) on investments
      sold and foreign currency transactions .        10,677,329         14,126,516          3,928,848          8,805,360
   Net change in unrealized appreciation
      (depreciation) on investments and
      translation of assets and liabilities
      denominated in foreign currency ........        (7,342,161)        11,287,338         (7,113,928)        (2,391,422)
                                                 ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets from
      operations .............................         2,952,305         24,287,098         (3,531,846)         5,771,805
                                                 ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ................................                --                 --                 --                 --
   Net realized gain on investments:
      Class N ................................       (13,057,183)          (655,679)        (8,091,079)        (9,039,511)
      Class I ................................        (1,058,303)                --                 --                 --
                                                 ---------------    ---------------    ---------------    ---------------
          Total distributions ................       (14,115,486)          (655,679)        (8,091,079)        (9,039,511)
                                                 ---------------    ---------------    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ................................       193,539,272        349,185,400         79,195,936        106,460,955
      Class I ................................        33,489,548         25,773,948         11,213,658                 --
   Proceeds from reinvestment of distributions:
      Class N ................................        11,601,527            626,784          7,134,775          7,161,151
      Class I ................................         1,002,043                 --                 --                 --
   Cost of shares redeemed:
      Class N ................................       (83,044,161)      (178,739,141)       (35,918,519)       (58,477,786)
      Class I ................................        (1,601,741)          (171,862)          (356,755)                --
                                                 ---------------    ---------------    ---------------    ---------------
          Net increase (decrease) from capital
             share transactions ..............       154,986,488        196,675,129         61,269,095         55,144,320
                                                 ---------------    ---------------    ---------------    ---------------
          Total increase (decrease) in
             net assets ......................       143,823,307        220,306,548         49,646,170         51,876,614
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)   $   555,350,325    $   411,527,018    $   162,455,063    $   112,808,893
                                                 ===============    ===============    ===============    ===============
   (A) Undistributed net investment
        income (loss) ........................   $      (382,863)   $            --    $      (244,977)   $       101,789
                                                 ===============    ===============    ===============    ===============

-------------------------------------------------------------------------------------------------------------------------
                                                         VEREDUS AGGRESSIVE
                                                            GROWTH FUND                        REAL ESTATE FUND
                                                 ----------------------------------    ----------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED     YEAR ENDED
                                                  APRIL 30, 2005      OCTOBER 31,       APRIL 30, 2005      OCTOBER 31,
                                                    (UNAUDITED)          2004             (UNAUDITED)          2004
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ............   $   639,344,192        521,867,080    $    72,451,173    $    47,777,103
                                                 ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net investment income (loss) ..............        (3,501,405)        (6,820,808)         1,227,864          2,083,722
   Net realized gain (loss) on investments
      sold and foreign currency transactions .        42,564,007         51,386,352            646,458          2,628,230
   Net change in unrealized appreciation
      (depreciation) on investments and
      translation of assets and liabilities
      denominated in foreign currency ........       (39,698,613)        (7,467,606)         3,277,264         10,876,008
                                                 ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets from
      operations .............................          (636,011)        37,097,938          5,151,586         15,587,960
                                                 ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ................................                --                 --           (763,131)        (1,354,833)
   Net realized gain on investments:
      Class N ................................                --                 --         (3,196,087)          (504,832)
      Class I ................................                --                 --                 --                 --
                                                 ---------------    ---------------    ---------------    ---------------
          Total distributions ................                --                 --         (3,959,218)        (1,859,665)
                                                 ---------------    ---------------    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ................................       104,934,644        226,180,090         12,146,461         20,523,938
      Class I ................................        28,359,133         63,181,989                 --                 --
   Proceeds from reinvestment of distributions:
      Class N ................................                --                 --          2,067,726            937,211
      Class I ................................                --                 --                 --                 --
   Cost of shares redeemed:
      Class N ................................      (122,865,184)      (176,182,607)        (6,763,876)       (10,515,374)
      Class I ................................       (23,000,820)       (32,800,298)                --                 --
                                                 ---------------    ---------------    ---------------    ---------------
          Net increase (decrease) from capital
              share transactions .............       (12,572,227)        80,379,174          7,450,311         10,945,775
                                                 ---------------    ---------------    ---------------    ---------------
          Total increase (decrease) in
              net assets .....................       (13,208,238)       117,477,112          8,642,679         24,674,070
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)   $   626,135,954    $   639,344,192    $    81,093,852    $    72,451,173
                                                 ===============    ===============    ===============    ===============
   (A) Undistributed net investment
         income (loss) .......................   $    (3,501,405)   $            --    $       764,862    $       300,129
                                                 ===============    ===============    ===============    ===============

                                                             VEREDUS
                                                           SCITECH FUND
                                                 ----------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED
                                                  APRIL 30, 2005      OCTOBER 31,
                                                    (UNAUDITED)          2004
                                                 ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ............   $     7,135,353    $     4,313,581
                                                 ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
   Net investment income (loss) ..............           (39,538)          (105,383)
   Net realized gain (loss) on investments
      sold and foreign currency transactions .           (42,584)          (389,969)
   Net change in unrealized appreciation
      (depreciation) on investments and
      translation of assets and liabilities
      denominated in foreign currency ........          (239,589)          (241,870)
                                                 ---------------    ---------------
   Net increase (decrease) in net assets from
      operations .............................          (321,711)          (737,222)
                                                 ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ................................                --                 --
   Net realized gain on investments:
      Class N ................................                --                 --
      Class I ................................                --                 --
                                                 ---------------    ---------------
          Total distributions ................                --                 --
                                                 ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ................................           704,011          6,972,823
      Class I ................................                --                 --
   Proceeds from reinvestment of distributions:
      Class N ................................                --                 --
      Class I ................................                --                 --
   Cost of shares redeemed:
      Class N ................................        (2,793,560)        (3,413,829)
      Class I ................................                --                 --
                                                 ---------------    ---------------
          Net increase (decrease) from capital
             share transactions ..............        (2,089,549)         3,558,994
                                                 ---------------    ---------------
          Total increase (decrease) in
             net assets ......................        (2,411,260)         2,821,772
                                                 ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)   $     4,724,093    $     7,135,353
                                                 ===============    ===============
   (A) Undistributed net investment
         income (loss) .......................   $       (39,538)   $            --
                                                 ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 54 - 55

     ABN AMRO FUNDS
-------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                                               MONTAG & CALDWELL
                                                           BALANCED FUND                         BALANCED FUND
                                                 ----------------------------------    ----------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED     YEAR ENDED
                                                  APRIL 30, 2005      OCTOBER 31,       APRIL 30, 2005      OCTOBER 31,
                                                    (UNAUDITED)          2004             (UNAUDITED)          2004
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ............   $   230,243,793    $   320,107,760    $   173,871,189    $   246,700,257
                                                 ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
   Net investment income .....................         1,978,166          3,329,314            907,617          3,067,016
   Net realized gain (loss) on
     investments sold ........................         5,825,054         22,514,502          8,946,825         12,831,324
   Net change in unrealized appreciation
      (depreciation) on investments ..........       (10,920,417)       (14,968,612)        (6,586,327)        (6,815,247)
                                                 ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in net assets
          from operations ....................        (3,117,197)        10,875,204          3,268,115          9,083,093
                                                 ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ................................        (2,218,845)        (3,970,998)          (667,565)        (1,631,857)
      Class I ................................                --                 --           (674,307)        (2,273,426)
   Net realized gain on investments:
      Class N ................................       (13,121,235)                --                 --                 --
      Class I ................................                --                 --                 --                 --
                                                 ---------------    ---------------    ---------------    ---------------
             Total distributions .............       (15,340,080)        (3,970,998)        (1,341,872)        (3,905,283)
                                                 ---------------    ---------------    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ................................        78,079,601         53,615,225          7,459,762         23,119,536
      Class I ................................                --                 --          3,287,096         22,152,873
   Proceeds from reinvestment of distributions:
      Class N ................................        15,240,450          3,937,705            662,727          1,616,276
      Class I ................................                --                 --            672,828          2,273,145
   Cost of shares redeemed:
      Class N ................................       (96,386,190)      (154,321,103)       (21,619,145)       (38,185,626)
      Class I ................................                --                 --        (61,078,451)       (88,983,082)
                                                 ---------------    ---------------    ---------------    ---------------
          Net increase (decrease) from capital
             share transactions ..............        (3,066,139)       (96,768,173)       (70,615,183)       (78,006,878)
                                                 ---------------    ---------------    ---------------    ---------------
          Total increase (decrease) in
             net assets ......................       (21,523,416)       (89,863,967)       (68,688,940)       (72,829,068)
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)   $   208,720,377    $   230,243,793    $   105,182,249    $   173,871,189
                                                 ===============    ===============    ===============    ===============
   (A) Undistributed (distributions in
           excess of) net investment income ..   $       (66,350)   $       174,329    $      (767,171)   $      (332,916)
                                                 ===============    ===============    ===============    ===============

-------------------------------------------------------------------------------------------------------------------------
                                                                                                INVESTMENT GRADE
                                                             BOND FUND                             BOND FUND
                                                 ----------------------------------    ----------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED     YEAR ENDED
                                                  APRIL 30, 2005      OCTOBER 31,       APRIL 30, 2005      OCTOBER 31,
                                                    (UNAUDITED)          2004             (UNAUDITED)          2004
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ............   $   432,790,869    $   502,383,610    $    42,552,988    $    49,029,771
                                                 ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
   Net investment income .....................         6,609,253         19,022,973            732,412          1,576,097
   Net realized gain (loss) on
     investments sold ........................         3,340,318          1,682,715             (7,270)           234,758
   Net change in unrealized appreciation
      (depreciation) on investments ..........        (7,990,902)         4,410,309           (595,732)          (157,915)
                                                 ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in net assets
          from operations ....................         1,958,669         25,115,997            129,410          1,652,940
                                                 ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ................................        (3,729,291)        (8,609,768)           (40,724)           (34,270)
      Class I ................................        (3,782,788)       (13,870,122)          (792,996)        (1,858,000)
   Net realized gain on investments:
      Class N ................................                --                 --                 --            (20,034)
      Class I ................................                --                 --                 --         (1,376,597)
                                                 ---------------    ---------------    ---------------    ---------------
             Total distributions .............        (7,512,079)       (22,479,890)          (833,720)        (3,288,901)
                                                 ---------------    ---------------    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ................................        25,599,864         57,957,701          1,378,890          1,659,022
      Class I ................................         6,651,376         57,763,493          1,382,399          3,000,448
   Proceeds from reinvestment of distributions:
      Class N ................................         3,582,506          7,249,029             40,709             48,535
      Class I ................................         1,137,180          2,613,448            319,147          1,793,457
   Cost of shares redeemed:
      Class N ................................       (26,986,256)      (113,749,086)           (70,177)          (377,596)
      Class I ................................      (204,323,051)       (84,063,433)        (5,931,539)       (10,964,688)
                                                 ---------------    ---------------    ---------------    ---------------
          Net increase (decrease) from capital
             share transactions ..............      (194,338,381)       (72,228,848)        (2,880,571)        (4,840,822)
                                                 ---------------    ---------------    ---------------    ---------------
          Total increase (decrease) in
             net assets ......................      (199,891,791)       (69,592,741)        (3,584,881)        (6,476,783)
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)   $   232,899,078    $   432,790,869    $    38,968,107    $    42,552,988
                                                 ===============    ===============    ===============    ===============
   (A) Undistributed (distributions in
           excess of) net investment income ..   $    (2,757,463)   $    (1,854,637)   $      (246,802)   $      (145,494)
                                                 ===============    ===============    ===============    ===============

                                                             HIGH YIELD
                                                             BOND FUND
                                                 ----------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED
                                                  APRIL 30, 2005      OCTOBER 31,
                                                    (UNAUDITED)          2004
                                                 ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ............   $    21,512,272    $    20,707,035
                                                 ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
   Net investment income .....................           702,298          1,380,605
   Net realized gain (loss) on
    investments sold .........................            64,529            209,283
   Net change in unrealized appreciation
      (depreciation) on investments ..........          (980,840)           517,994
                                                 ---------------    ---------------
      Net increase (decrease) in net assets
          from operations ....................          (214,013)         2,107,882
                                                 ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ................................          (387,676)          (752,988)
      Class I ................................          (379,018)          (760,358)
   Net realized gain on investments:
      Class N ................................           (58,531)                --
      Class I ................................           (55,835)                --
                                                 ---------------    ---------------
             Total distributions .............          (881,060)        (1,513,346)
                                                 ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ................................           513,984            908,674
      Class I ................................            52,008              2,303
   Proceeds from reinvestment of distributions:
      Class N ................................            29,233             24,044
      Class I ................................             3,196              4,769
   Cost of shares redeemed:
      Class N ................................           (60,344)          (729,089)
      Class I ................................           (51,604)                --
                                                 ---------------    ---------------
          Net increase (decrease) from capital
             share transactions ..............           486,473            210,701
                                                 ---------------    ---------------
          Total increase (decrease) in
             net assets ......................          (608,600)           805,237
                                                 ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)   $    20,903,672    $    21,512,272
                                                 ===============    ===============
   (A) Undistributed (distributions in
           excess of) net investment income ..   $      (173,551)   $      (109,155)
                                                 ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 56 - 57

     ABN AMRO FUNDS
-------------------

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
--------------------------------------------------------------------------------

                                                                                                 INVESTOR MONEY
                                                        MUNICIPAL BOND FUND                       MARKET FUND
                                                 ----------------------------------    ----------------------------------
                                                 SIX MONTHS ENDED     YEAR ENDED       SIX MONTHS ENDED     YEAR ENDED
                                                  APRIL 30, 2005      OCTOBER 31,       APRIL 30, 2005      OCTOBER 31,
                                                    (UNAUDITED)          2004             (UNAUDITED)          2004
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT BEGINNING OF PERIOD ............   $    61,072,678    $    48,047,107    $   219,890,520    $   236,811,366
                                                 ---------------    ---------------    ---------------    ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income .....................         1,009,350          1,754,670          1,696,387          1,642,801
   Net realized gain on investments sold .....            51,108            182,602                 --                 --
   Net change in unrealized appreciation
     (depreciation) on investments ...........          (680,589)           127,727                 --                 --
                                                 ---------------    ---------------    ---------------    ---------------
      Net increase in net assets
       from operations .......................           379,869          2,064,999          1,696,387          1,642,801
                                                 ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class N ................................        (1,009,350)        (1,754,670)        (1,696,387)        (1,642,801)
   Net realized gain on investments:
      Class N ................................          (182,140)          (689,163)                --                 --
                                                 ---------------    ---------------    ---------------    ---------------
          Total distributions ................        (1,191,490)        (2,443,833)        (1,696,387)        (1,642,801)
                                                 ---------------    ---------------    ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares:
      Class N ................................        12,185,986         36,576,080        351,776,291        553,871,105
   Proceeds from reinvestment of
      distributions:
      Class N ................................           705,412          1,193,155            313,279            254,662
   Cost of shares redeemed:
      Class N ................................        (6,910,063)       (24,364,830)      (421,805,532)      (571,046,613)
                                                 ---------------    ---------------    ---------------    ---------------
          Net increase (decrease) from capital
             share transactions ..............         5,981,335         13,404,405        (69,715,962)       (16,920,846)
                                                 ---------------    ---------------    ---------------    ---------------
          Total increase (decrease) in
             net assets ......................         5,169,714         13,025,571        (69,715,962)       (16,920,846)
                                                 ---------------    ---------------    ---------------    ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A)   $    66,242,392    $    61,072,678    $   150,174,558    $   219,890,520
                                                 ===============    ===============    ===============    ===============
   (A) Undistributed net investment income ...   $            --    $            --    $            --    $            --
                                                 ===============    ===============    ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 58

     ABN AMRO FUNDS
-------------------

GROWTH FUND - CLASS N                                             APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED             YEAR          YEAR        YEAR         YEAR         YEAR
                                                  04/30/05            ENDED         ENDED       ENDED        ENDED        ENDED
                                                 (UNAUDITED)        10/31/04      10/31/03    10/31/02     10/31/01     10/31/00
                                                 -----------        ---------     ---------   ---------    ---------    ---------
Net Asset Value, Beginning of Period .........   $     21.76        $   21.14     $   18.55   $   20.38    $   30.86    $   27.71
                                                 -----------        ---------     ---------   ---------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss) ..........          0.06            (0.05)(a)     (0.02)      (0.04)       (0.04)       (0.06)
       Net realized and unrealized
         gain (loss) on investments ..........         (0.61)            0.67(a)       2.61       (1.74)       (7.36)        5.21
                                                 -----------        ---------     ---------   ---------    ---------    ---------
         Total from investment operations ....         (0.55)            0.62          2.59       (1.78)       (7.40)        5.15
                                                 -----------        ---------     ---------   ---------    ---------    ---------
   LESS DISTRIBUTIONS:
       Distributions from and in excess
         of net investment income ............         (0.05)              --            --          --(b)        --           --
       Distributions from net realized
         gain on investments .................            --               --            --       (0.05)       (3.08)       (2.00)
                                                 -----------        ---------     ---------   ---------    ---------    ---------
       Total distributions ...................         (0.05)              --            --       (0.05)       (3.08)       (2.00)
                                                 -----------        ---------     ---------   ---------    ---------    ---------
Net increase (decrease) in net asset value ...         (0.60)            0.62          2.59       (1.83)      (10.48)        3.15
                                                 -----------        ---------     ---------   ---------    ---------    ---------
Net Asset Value, End of Period ...............   $     21.16        $   21.76     $   21.14   $   18.55    $   20.38    $   30.86
                                                 ===========        =========     =========   =========    =========    =========
TOTAL RETURN .................................         (2.55)%(c)        2.93%        13.96%      (8.76)%     (25.95)%      19.62%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......   $   930,059        $ 962,036     $ 878,724   $ 609,049    $ 464,023    $ 542,436
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser .................          1.10%            1.09%         1.11%       1.10%        1.09%        1.07%
       After reimbursement and/or waiver of
         expenses by Adviser .................          1.10%            1.09%         1.11%       1.10%        1.09%        1.07%
   Ratios of net investment income (loss)
       to average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser .................          0.52%           (0.22)%       (0.11)%     (0.20)%      (0.18)%      (0.18)%
       After reimbursement and/or waiver of
         expenses by Adviser .................          0.52%           (0.22)%       (0.11)%     (0.20)%      (0.18)%      (0.18)%
       Portfolio Turnover ....................         10.39%(c)(d)     18.59%         7.66%       7.52%       17.22%       25.73%

-------------------------------------------------------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)   Represents less than $0.005 per share.
(c)   Not Annualized.
(d) Portfolio turnover rate excludes securities delivered from processing the redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 59

     ABN AMRO FUNDS
-------------------

GROWTH FUND - CLASS I                                             APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED             YEAR         YEAR        YEAR         YEAR        PERIOD
                                                  04/30/05            ENDED        ENDED       ENDED        ENDED       ENDED
                                                 (UNAUDITED)        10/31/04     10/31/03    10/31/02     10/31/01    10/31/00(a)
                                                 -----------        ---------    ---------   ---------    ---------   ----------
Net Asset Value, Beginning of Period .........   $     22.02        $   21.33    $   18.67   $   20.45    $   30.89   $    28.60
                                                 -----------        ---------    ---------   ---------    ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss) ..........          0.09             0.01(b)      0.03       (0.03)        0.02           --
       Net realized and unrealized gain (loss)
         on investments ......................         (0.61)            0.68(b)      2.63       (1.70)       (7.38)        2.29
                                                 -----------        ---------    ---------   ---------    ---------   ----------
         Total from investment operations ....         (0.52)            0.69         2.66       (1.73)       (7.36)        2.29
                                                 -----------        ---------    ---------   ---------    ---------   ----------
   LESS DISTRIBUTIONS:
       Distributions from and in excess of
         net investment income ...............         (0.06)              --           --          --           --           --
       Distributions from net realized gain
         on investments ......................            --               --           --       (0.05)       (3.08)          --
                                                 -----------        ---------    ---------   ---------    ---------   ----------
         Total distributions .................         (0.06)              --           --       (0.05)       (3.08)          --
                                                 -----------        ---------    ---------   ---------    ---------   ----------
Net increase (decrease) in net asset value ...         (0.58)            0.69         2.66       (1.78)      (10.44)        2.29
                                                 -----------        ---------    ---------   ---------    ---------   ----------
Net Asset Value, End of Period ...............   $     21.44        $   22.02    $   21.33   $   18.67    $   20.45   $    30.89
                                                 ===========        =========    =========   =========    =========   ==========
Total Return .................................         (2.44)%(c)        3.23%       14.25%      (8.51)%     (25.78)%       8.01%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......   $   445,030        $ 358,377    $ 272,497   $ 149,741    $  43,362   $   50,577
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser .................          0.82%            0.82%        0.83%       0.83%        0.84%        0.83%
       After reimbursement and/or waiver of
         expenses by Adviser .................          0.82%            0.82%        0.83%       0.83%        0.84%        0.83%
   Ratios of net investment income to
       average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser .................          0.80%            0.05%        0.17%       0.07%        0.07%        0.06%
       After reimbursement and/or waiver of
         expenses by Adviser .................          0.80%            0.05%        0.17%       0.07%        0.07%        0.06%
   Portfolio Turnover ........................         10.39%(c)(d)     18.59%        7.66%       7.52%       17.22%       25.73%

-------------------------------------------------------
(a) ABN AMRO Growth Fund - Class I commenced investment operations on July 31, 2000.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)   Not Annualized.
(d) Portfolio turnover rate excludes securities delivered from processing the redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 60

     ABN AMRO FUNDS
-------------------

GROWTH FUND - CLASS C AND CLASS R                                 APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                CLASS C                                   CLASS R
                                               -----------------------------------------   -------------------------------------
                                               SIX MONTHS                                  SIX MONTHS
                                                 ENDED            YEAR         PERIOD        ENDED         YEAR        PERIOD
                                                04/30/05          ENDED        ENDED       04/30/05        ENDED        ENDED
                                               (UNAUDITED)      10/31/04     10/31/03(a)  (UNAUDITED)    10/31/04     10/31/03(a)
                                               ----------       ---------    ----------    ---------     ---------    ----------
Net Asset Value, Beginning of Period .......   $    21.45       $   20.99    $    18.07    $   21.66     $   21.09    $    18.07
                                               ----------       ---------    ----------    ---------     ---------    ----------
   INCOME FROM INVESTMENT OPERATIONS:

       Net investment income (loss) ........        (0.02)          (0.20)(b)     (0.10)        0.03         (0.10)(b)     (0.03)
       Net realized and unrealized gain
         (loss) on investments .............        (0.59)           0.66(b)       3.02        (0.60)         0.67(b)       3.05
                                               ----------       ---------    ----------    ---------     ---------    ----------
         Total from investment operations ..        (0.61)           0.46          2.92        (0.57)         0.57          3.02
                                               ----------       ---------    ----------    ---------     ---------    ----------
   LESS DISTRIBUTIONS:
       Distributions from and in excess of
         net investment income .............        (0.01)             --            --        (0.03)           --            --
                                               ----------       ---------    ----------    ---------     ---------    ----------
         Total distributions ...............        (0.01)             --            --        (0.03)           --            --
                                               ----------       ---------    ----------    ---------     ---------    ----------
Net increase (decrease) in net asset value .        (0.62)           0.46          2.92        (0.60)         0.57          3.02
                                               ----------       ---------    ----------    ---------     ---------    ----------
Net Asset Value, End of Period .............   $    20.83       $   21.45    $    20.99    $   21.06     $   21.66    $    21.09
                                               ==========       =========    ==========    =========     =========    ==========
Total Return(c) ............................        (2.89)%(d)       2.19%        16.16%(d)    (2.64)%(d)     2.70%        16.71%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $      387       $     380    $      136    $     648     $     573    $      117
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver
         of expenses by Adviser ............         1.82%           1.81%         1.88%        1.32%         1.31%         1.35%
       After reimbursement and/or waiver
         of expenses by Adviser ............         1.82%           1.81%         1.88%        1.32%         1.31%         1.35%
   Ratios of net investment income (loss) to
   average net assets:
       Before reimbursement and/or waiver
         of expenses by Adviser ............        (0.20)%         (0.94)%       (0.69)%       0.30%        (0.44)%       (0.16)%
       After reimbursement and/or waiver
         of expenses by Adviser ............        (0.20)%         (0.94)%       (0.69)%       0.30%        (0.44)%       (0.16)%
Portfolio Turnover .........................        10.39%(d)(e)    18.59%         7.66%       10.39%(d)     18.59%         7.66%

-------------------------------------------------------
(a) ABN AMRO Growth Fund - Class C and Class R commenced investment operations on December 31, 2002.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c) Calculation does not include the effect of any sales charges for Class CShares (See Note A).
(d)   Not Annualized.
(e) Portfolio turnover rate excludes securities delivered from processing the redemption-in-kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 61

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL GROWTH FUND - CLASS N                           APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR          YEAR          YEAR           YEAR
                                                04/30/05        ENDED        ENDED          ENDED         ENDED         ENDED
                                               (UNAUDITED)    10/31/04      10/31/03      10/31/02      10/31/01       10/31/00
                                               ----------     ----------    ---------    -----------   -----------    ----------
Net Asset Value, Beginning of Period. ......   $    21.53     $    20.74    $   19.03    $     22.43   $     31.30    $    33.15
                                               ----------     ----------    ---------    -----------   -----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss) ........         0.02           0.04(a)      0.06(a)        0.05          0.02         (0.05)
       Net realized and unrealized
         gain (loss) on investments ........         0.43           0.77(a)      1.65(a)       (3.45)        (4.81)        (0.15)
                                               ----------     ----------    ---------    -----------   -----------    ----------
         Total from investment operations ..         0.45           0.81         1.71          (3.40)        (4.79)        (0.20)
                                               ----------     ----------    ---------    -----------   -----------    ----------
   LESS DISTRIBUTIONS:
       Distributions from and in excess
         of net investment income ..........        (0.04)         (0.02)          --             --            --            --
       Distributions from net realized
         gain on investments ...............           --             --           --             --         (4.08)        (1.65)
                                               ----------     ----------    ---------    -----------   -----------    ----------
         Total distributions ...............        (0.04)         (0.02)          --             --         (4.08)        (1.65)
                                               ----------     ----------    ---------    -----------   -----------    ----------
Net increase (decrease) in net asset value .         0.41           0.79         1.71          (3.40)        (8.87)        (1.85)
                                               ----------     ----------    ---------    -----------   -----------    ----------
Net Asset Value, End of Period .............   $    21.94     $    21.53    $   20.74    $     19.03   $     22.43    $    31.30
                                               ==========     ==========    =========    ===========   ===========    ==========
TOTAL RETURN ...............................         2.05%(b)       3.89%        8.99%        (15.16)%      (17.37)%       (0.96)%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $1,005,480     $1,018,935    $ 967,300    $   714,043   $   872,657    $1,349,760
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver
         of expenses by Adviser ............         1.03%          1.02%        1.06%          1.06%         1.06%         1.03%
       After reimbursement and/or waiver of
         expenses by Adviser ...............         1.03%          1.02%        1.06%          1.06%         1.06%         1.03%
   Ratios of net investment income (loss)
       to average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser ...............         0.21%          0.20%        0.29%          0.23%         0.10%        (0.14)%
       After reimbursement and/or waiver of
         expenses by Adviser ...............         0.21%          0.20%        0.29%          0.23%         0.10%        (0.14)%
   Portfolio Turnover ......................        28.05%(b)      52.86%       38.76%         38.23%        59.64%        66.71%

-------------------------------------------------------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 62

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL GROWTH FUND - CLASS I                           APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED         YEAR          YEAR          YEAR          YEAR          YEAR
                                                04/30/05        ENDED         ENDED         ENDED         ENDED         ENDED
                                               (UNAUDITED)     10/31/04      10/31/03      10/31/02     10/31/01      10/31/00
                                               ----------     ----------    ----------    ----------   -----------   -----------
Net Asset Value, Beginning of Period. ......   $    21.61     $    20.84    $    19.22    $    22.74   $     31.70   $     33.46
                                               ----------     ----------    ----------    ----------   -----------   -----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income ...............         0.05           0.10(a)       0.12(a)       0.11          0.09          0.05
       Net realized and unrealized
         gain (loss) on investments ........         0.42           0.77(a)       1.66(a)      (3.48)        (4.90)        (0.16)
                                               ----------     ----------    ----------    ----------   -----------   -----------
         Total from investment operations ..         0.47           0.87          1.78         (3.37)        (4.81)        (0.11)
                                               ----------     ----------    ----------    ----------   -----------   -----------
   LESS DISTRIBUTIONS:
       Distributions from and in excess
         of net investment income ..........        (0.07)         (0.10)        (0.16)        (0.15)        (0.07)           --
       Distributions from net realized
         gain on investments ...............           --             --            --            --         (4.08)        (1.65)
                                               ----------     ----------    ----------    ----------   -----------   -----------
         Total distributions ...............        (0.07)         (0.10)        (0.16)        (0.15)        (4.15)        (1.65)
                                               ----------     ----------    ----------    ----------   -----------   -----------
Net increase (decrease) in net asset value .         0.40           0.77          1.62         (3.52)        (8.96)        (1.76)
                                               ----------     ----------    ----------    ----------   -----------   -----------
Net Asset Value, End of Period .............   $    22.01     $    21.61    $    20.84    $    19.22   $     22.74   $     31.70
                                               ==========     ==========    ==========    ==========   ===========   ===========
TOTAL RETURN ...............................         2.17%(b)       4.19%         9.35%       (14.91)%      (17.16)%       (0.70)%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $1,799,926     $2,184,511    $2,151,687    $1,325,116   $ 1,058,500   $ 1,334,651
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser ...............         0.74%          0.74%         0.77%         0.77%         0.77%         0.74%
       After reimbursement and/or waiver of
         expenses by Adviser ...............         0.74%          0.74%         0.77%         0.77%         0.77%         0.74%
   Ratios of net investment income
       to average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser ...............         0.50%          0.48%         0.58%         0.52%         0.39%         0.15%
       After reimbursement and/or waiver of
         expenses by Adviser ...............         0.50%          0.48%         0.58%         0.52%         0.39%         0.15%
   Portfolio Turnover ......................        28.05%(b)      52.86%        38.76%        38.23%        59.64%        66.71%

-------------------------------------------------------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 63

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL GROWTH FUND - CLASS R                           APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED           YEAR          PERIOD
                                                                     04/30/05          ENDED          ENDED
                                                                   (UNAUDITED)      10/31/04       10/31/03(a)
                                                                   -----------      ---------      ----------
Net Asset Value, Beginning of Period ...........................   $     21.43      $   20.69      $    18.59
                                                                   -----------      ---------      ----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss) ............................            --(b)       (0.01)(c)        0.05(c)
       Net realized and unrealized gain on investments .........          0.42           0.77(c)         2.05(c)
                                                                   -----------      ---------      ----------
         Total from investment operations ......................          0.42           0.76            2.10
                                                                   -----------      ---------      ----------
   LESS DISTRIBUTIONS:
       Distributions from and in excess of net investment income         (0.02)         (0.02)             --
                                                                   -----------      ---------      ----------
         Total distributions ...................................         (0.02)         (0.02)             --
                                                                   -----------      ---------      ----------
Net increase in net asset value ................................          0.40           0.74            2.10
                                                                   -----------      ---------      ----------
Net Asset Value, End of Period .................................   $     21.83      $   21.43      $    20.69
                                                                   ===========      =========      ==========
TOTAL RETURN ...................................................          1.96%(d)       3.65%          11.30%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................   $       575      $     459      $      111
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser          1.24%          1.24%           1.30%
       After reimbursement and/or waiver of expenses by Adviser           1.24%          1.24%           1.30%
   Ratios of net investment income (loss) to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser          0.00%         (0.02)%          0.32%
       After reimbursement and/or waiver of expenses by Adviser           0.00%         (0.02)%          0.32%
   Portfolio Turnover ..........................................         28.05%(d)      52.86%          38.76%

-------------------------------------------------------
(a) ABN AMRO/Montag &Caldwell Growth Fund - Class R commenced investment operations on December 31, 2002.
(b)   Represents less than $0.005 per share.
(c) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(d)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 64

     ABN AMRO FUNDS
-------------------

TAMRO LARGE CAP VALUE FUND - CLASS N                              APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED            YEAR           YEAR
                                                                    04/30/05           ENDED         ENDED
                                                                   (UNAUDITED)       10/31/04       10/31/03
                                                                   -----------      ---------      ----------
Net Asset Value, Beginning of Period ...........................   $     11.35      $   10.27      $     8.47
                                                                   -----------      ---------      ----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income ...................................          0.06           0.07            0.09
       Net realized and unrealized gain (loss) on investments ..          0.50           1.08            1.81
                                                                   -----------      ---------      ----------
         Total from investment operations ......................          0.56           1.15            1.90
                                                                   -----------      ---------      ----------
   LESS DISTRIBUTIONS:
       Distributions from and in excess of net investment income         (0.06)         (0.07)          (0.10)
                                                                   -----------      ---------      ----------
         Total distributions ...................................         (0.06)         (0.07)          (0.10)
                                                                   -----------      ---------      ----------
Net increase (decrease) in net asset value .....................          0.50           1.08            1.80
                                                                   -----------      ---------      ----------
Net Asset Value, End of Period .................................   $     11.85      $   11.35      $    10.27
                                                                   ===========      =========      ==========
TOTAL RETURN ...................................................          4.89%(b)      11.17%          22.68%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................   $    22,396      $  17,574      $    8,887
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser          1.54%          1.76%           1.92%
       After reimbursement and/or waiver of expenses by Adviser           1.20%          1.20%           1.20%
   Ratios of net investment income (loss) to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser          0.67%          0.00%           0.35%
       After reimbursement and/or waiver of expenses by Adviser           1.01%          0.56%           1.07%
   Portfolio Turnover ..........................................          9.98%(b)      38.34%         102.51%(c)

                                                                      YEAR           PERIOD
                                                                      ENDED           ENDED
                                                                    10/31/02        10/31/01(a)
                                                                   -----------      ----------
Net Asset Value, Beginning of Period ...........................   $      9.68      $    10.00
                                                                   -----------      ----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income ...................................          0.06            0.02
       Net realized and unrealized gain (loss) on investments ..         (1.22)          (0.33)
                                                                   -----------      ----------
         Total from investment operations ......................         (1.16)          (0.31)
                                                                   -----------      ----------
   LESS DISTRIBUTIONS:
       Distributions from and in excess of net investment income         (0.05)          (0.01)
                                                                   -----------      ----------
         Total distributions ...................................         (0.05)          (0.01)
                                                                   -----------      ----------
Net increase (decrease) in net asset value .....................         (1.21)          (0.32)
                                                                   -----------      ----------
Net Asset Value, End of Period .................................   $      8.47      $     9.68
                                                                   ===========      ==========
TOTAL RETURN ...................................................        (12.01)%         (3.11)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................   $     9,632      $    5,195
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser          1.79%           3.37%
       After reimbursement and/or waiver of expenses by Adviser           1.20%           1.20%
   Ratios of net investment income (loss) to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser          0.15%          (1.96)%
       After reimbursement and/or waiver of expenses by Adviser           0.74%           0.21%
   Portfolio Turnover ..........................................         83.14%         102.34%(b)

-------------------------------------------------------
(a) ABN AMRO/TAMRO Large Cap Value Fund commenced investment operations on November 30, 2000.
(b)   Not Annualized.
(c) Portfolio turnover rate excludes securities delivered from processing the redemption in kind.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 65

     ABN AMRO FUNDS
-------------------

VALUE FUND - CLASS N                                              APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED              YEAR            YEAR            YEAR
                                                  04/30/05             ENDED           ENDED           ENDED
                                                 (UNAUDITED)         10/31/04        10/31/03        10/31/02
                                                 -----------        -----------     -----------     -----------
Net Asset Value, Beginning of Period .........   $     11.05        $      9.66     $      8.45     $      9.39
                                                 -----------        -----------     -----------     -----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income .................          0.08               0.14            0.14            0.11
       Net realized and unrealized gain (loss)
         on investments ......................          0.67               1.39            1.22           (0.79)
                                                 -----------        -----------     -----------     -----------
         Total from investment operations ....          0.75               1.53            1.36           (0.68)
                                                 -----------        -----------     -----------     -----------
   LESS DISTRIBUTIONS:
       Distributions from and in excess
         of net investment income ............         (0.08)             (0.14)          (0.15)          (0.08)
       Distributions from net realized
         gain on investments .................            --                 --              --           (0.18)
                                                 -----------        -----------     -----------     -----------
         Total distributions .................         (0.08)             (0.14)          (0.15)          (0.26)
                                                 -----------        -----------     -----------     -----------
Net increase (decrease) in net asset value ...          0.67               1.39            1.21           (0.94)
                                                 -----------        -----------     -----------     -----------
Net Asset Value, End of Period ...............   $     11.72        $     11.05     $      9.66     $      8.45
                                                 ===========        ===========     ===========     ===========
TOTAL RETURN .................................          6.77%(a)          15.88%          16.32%          (7.58)%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......   $   259,921        $   229,979     $   195,853     $   111,817
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser .................          1.16%              1.16%           1.19%           1.20%
       After reimbursement and/or waiver of
         expenses by Adviser .................          0.94%              0.94%           0.94%           0.96%(b)
   Ratios of net investment income
       to average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser .................          1.14%              1.10%           1.34%           1.00%
       After reimbursement and/or waiver of
         expenses by Adviser .................          1.36%              1.32%           1.59%           1.24%
   Portfolio Turnover ........................         12.36%(a)          38.29%          56.67%         144.90%


                                                 TEN MONTHS            YEAR            YEAR
                                                    ENDED              ENDED           ENDED
                                                  10/31/01           12/31/00        12/31/99
                                                 -----------        -----------     -----------
Net Asset Value, Beginning of Period .........   $     11.68        $     12.75     $     12.33
                                                 -----------        -----------     -----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income .................          0.07               0.10            0.14
       Net realized and unrealized gain (loss)
         on investments ......................         (2.25)             (0.24)           1.23
                                                 -----------        -----------     -----------
         Total from investment operations ....         (2.18)             (0.14)           1.37
                                                 -----------        -----------     -----------
   LESS DISTRIBUTIONS:
       Distributions from and in excess
         of net investment income ............         (0.06)             (0.10)          (0.14)
       Distributions from net realized
         gain on investments .................         (0.05)             (0.83)          (0.81)
                                                 -----------        -----------     -----------
         Total distributions .................         (0.11)             (0.93)          (0.95)
                                                 -----------        -----------     -----------
Net increase (decrease) in net asset value ...         (2.29)             (1.07)           0.42
                                                 -----------        -----------     -----------
Net Asset Value, End of Period ...............   $      9.39        $     11.68     $     12.75
                                                 ===========        ===========     ===========
TOTAL RETURN .................................        (18.86)%(a)         (0.68)%         11.14%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......   $   116,221        $   131,303     $   153,551
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser .................          1.08%              1.06%           1.03%
       After reimbursement and/or waiver of
         expenses by Adviser .................          1.07%              1.06%           1.03%
   Ratios of net investment income
       to average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser .................          0.68%              0.85%           1.07%
       After reimbursement and/or waiver of
         expenses by Adviser .................          0.69%              0.85%           1.07%
   Portfolio Turnover ........................         58.41%(a)          76.00%          94.00%

-------------------------------------------------------
(a)   Not Annualized.
(b) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.08% to 0.94% on January 1, 2002.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 66

     ABN AMRO FUNDS
-------------------

VEREDUS SELECT GROWTH FUND - CLASS N                              APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED           YEAR           YEAR          PERIOD
                                                                    04/30/05          ENDED          ENDED          ENDED
                                                                   (UNAUDITED)      10/31/04       10/31/03      10/31/02(a)
                                                                   -----------     -----------    -----------    -----------
Net Asset Value, Beginning of Period ...........................   $     10.31     $      9.33    $      7.30    $     10.00
                                                                   -----------     -----------    -----------    -----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment loss .....................................         (0.01)          (0.06)         (0.05)         (0.03)
       Net realized and unrealized gain (loss) on investments ..          0.39            1.04           2.08          (2.67)
                                                                   -----------     -----------    -----------    -----------
         Total from investment operations ......................          0.38            0.98           2.03          (2.70)
                                                                   -----------     -----------    -----------    -----------
   LESS DISTRIBUTIONS:
       Distributions from and in excess of net investment income            --              --             --             --
                                                                   -----------     -----------    -----------    -----------
         Total distributions ...................................            --              --             --             --
                                                                   -----------     -----------    -----------    -----------
Net increase (decrease) in net asset value .....................          0.38            0.98           2.03          (2.70)
                                                                   -----------     -----------    -----------    -----------
Net Asset Value, End of Period .................................   $     10.69     $     10.31    $      9.33    $      7.30
                                                                   ===========     ===========    ===========    ===========
TOTAL RETURN ...................................................          3.69%(b)       10.50%         27.98%        (27.10)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................   $     3,768     $     2,684    $     2,006    $     2,164
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser          3.44%           3.82%          4.31%          3.45%
       After reimbursement and/or waiver of expenses by Adviser           1.30%           1.30%          1.30%          1.30%
   Ratios of net investment loss to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser         (2.47)%         (3.17)%        (3.59)%        (2.53)%
       After reimbursement and/or waiver of expenses by Adviser          (0.33)%         (0.65)%        (0.58)%        (0.38)%
   Portfolio Turnover ..........................................        134.53%(b)      308.13%        444.75%      1,314.29%(b)

-------------------------------------------------------
(a) ABN AMRO/Veredus Select Growth Fund commenced investment operations on December 31, 2001.
(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 67

     ABN AMRO FUNDS
-------------------

MID CAP FUND - CLASS N                                            APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR            YEAR            YEAR         YEAR         YEAR
                                              04/30/05        ENDED           ENDED           ENDED        ENDED        ENDED
                                             (UNAUDITED)     10/31/04        10/31/03        10/31/02     10/31/01     10/31/00
                                             ----------     ----------      ----------      ----------   ----------   ----------
Net Asset Value, Beginning of Period .....   $    22.93     $    20.18      $    14.24      $    15.67   $    18.50   $    13.45
                                             ----------     ----------      ----------      ----------   ----------   ----------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss ..................        (0.02)         (0.08)(a)       (0.07)          (0.06)       (0.07)       (0.05)
    Net realized and unrealized
      gain (loss) on investments .........         0.55           2.90(a)         6.01           (1.12)        0.55         5.25
                                             ----------     ----------      ----------      ----------   ----------   ----------
      Total from investment operations ...         0.53           2.82            5.94           (1.18)        0.48         5.20
                                             ----------     ----------      ----------      ----------   ----------   ----------
 LESS DISTRIBUTIONS:
    Distributions from net realized
      gain on investments ................        (0.74)         (0.07)             --           (0.25)       (3.31)       (0.15)
                                             ----------     ----------      ----------      ----------   ----------   ----------
      Total distributions ................        (0.74)         (0.07)             --           (0.25)       (3.31)       (0.15)
                                             ----------     ----------      ----------      ----------   ----------   ----------
Net increase (decrease) in net asset value        (0.21)          2.75            5.94           (1.43)       (2.83)        5.05
                                             ----------     ----------      ----------      ----------   ----------   ----------
Net Asset Value, End of Period ...........   $    22.72     $    22.93      $    20.18      $    14.24   $    15.67   $    18.50
                                             ==========     ==========      ==========      ==========   ==========   ==========
TOTAL RETURN .............................         2.13%(b)      14.08%          41.64%          (7.88)%       3.42%       39.07%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) ....   $  497,900     $  385,325      $  191,220      $   85,727   $   40,265   $   26,389
 Ratios of expenses to average net assets:
    Before reimbursement and/or waiver of
      expenses by Adviser ................         1.27%          1.29%(c)        1.36%           1.38%        1.42%        1.48%
    After reimbursement and/or waiver of
      expenses by Adviser ................         1.27%          1.29%(c)        1.34%(d)        1.30%        1.30%        1.30%
 Ratios of net investment loss
    to average net assets:
    Before reimbursement and/or waiver of
      expenses by Adviser ................        (0.18)%        (0.38)%         (0.57)%         (0.61)%      (0.61)%      (0.51)%
    After reimbursement and/or waiver of
      expenses by Adviser ................        (0.18)%        (0.38)%         (0.55)%         (0.53)%      (0.49)%      (0.33)%
 Portfolio Turnover ......................         7.30%(b)      26.64%          59.35%          45.17%       77.15%      108.61%

-------------------------------------------------------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)   Not Annualized.
(c) The Adviser's Fee, which affects the expense ratios, changed on December 22, 2003 from a flat fee of 0.80% of average net assets to a scaled fee arrangement of 0.80% of the first $100 million, 0.75% of the next $300 million and 0.70% over $400 million of the average daily net assets.
(d) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.30% to 1.40% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 68

     ABN AMRO FUNDS
-------------------

MID CAP FUND - CLASS I                                            APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                      ENDED           PERIOD
                                                                    04/30/05           ENDED
                                                                   (UNAUDITED)      10/31/04(a)
                                                                   -----------      ----------
Net Asset Value, Beginning of Period ...........................   $     22.96      $    23.61
                                                                   -----------      ----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income ...................................          0.01              --(b)(c)
       Net realized and unrealized gain (loss) on investments ..          0.54           (0.65)(b)
                                                                   -----------      ----------
         Total from investment operations ......................          0.55           (0.65)
                                                                   -----------      ----------
   LESS DISTRIBUTIONS:
       Distributions from net realized gain on investment ......         (0.74)             --
                                                                   -----------      ----------
         Total distributions ...................................         (0.74)             --
                                                                   -----------      ----------
Net decrease in net asset value ................................         (0.19)          (0.65)
                                                                   -----------      ----------
Net Asset Value, End of Period .................................   $     22.77      $    22.96
                                                                   ===========      ==========
TOTAL RETURN ...................................................          2.31%(d)       (2.80)%(d)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................   $    57,450      $   26,202
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser          0.97%           0.98%
       After reimbursement and/or waiver of expenses by Adviser           0.97%           0.98%
   Ratios of net investment income (loss) to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser          0.12%          (0.04)%
       After reimbursement and/or waiver of expenses by Adviser           0.12%          (0.04)%
   Portfolio Turnover ..........................................          7.30%(d)       26.64%

-------------------------------------------------------
(a) ABN AMRO Mid Cap Fund - Class I commenced investment operations on July 6, 2004.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)   Represents less than $0.005 per share.
(d)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 69

     ABN AMRO FUNDS
-------------------

TAMRO SMALL CAP FUND - CLASS N                                    APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                     ENDED           YEAR      YEAR        YEAR         PERIOD
                                                                   04/30/05         ENDED     ENDED        ENDED        ENDED
                                                                  (UNAUDITED)      10/31/04  10/31/03     10/31/02    10/31/01(a)
                                                                  ----------      ---------  ---------   ---------    ----------
Net Asset Value, Beginning of Period ...........................  $    15.25      $   15.75  $   10.49   $   10.75    $    10.00
                                                                  ----------      ---------  ---------   ---------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment income (loss) ............................       (0.04)(b)      (0.09)     (0.01)      (0.02)(b)      0.06
       Net realized and unrealized gain (loss) on investments ..        0.04(b)        1.62       5.27       (0.14)(b)      0.72
                                                                  ----------      ---------  ---------   ---------    ----------
         Total from investment operations ......................          --           1.53       5.26       (0.16)         0.78
                                                                  ----------      ---------  ---------   ---------    ----------
   LESS DISTRIBUTIONS:
       Distributions from and in excess of net investment income          --             --         --       (0.02)        (0.03)
       Distributions from net realized gain on investments .....       (1.00)         (2.03)        --       (0.08)           --
                                                                  ----------      ---------  ---------   ---------    ----------
         Total distributions ...................................       (1.00)         (2.03)        --       (0.10)        (0.03)
                                                                  ----------      ---------  ---------   ---------    ----------
Net increase (decrease) in net asset value .....................       (1.00)         (0.50)      5.26       (0.26)         0.75
                                                                  ----------      ---------  ---------   ---------    ----------
Net Asset Value, End of Period .................................  $    14.25      $   15.25  $   15.75   $   10.49    $    10.75
                                                                  ==========      =========  =========   =========    ==========
TOTAL RETURN ...................................................       (0.48)%(c)     10.17%     50.14%      (1.59)%        7.74%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................  $  152,333      $ 112,809  $  60,932   $  40,407    $    2,000
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser        1.42%          1.42%      1.44%       1.52%         5.46%
       After reimbursement and/or waiver of expenses by Adviser         1.30%          1.30%      1.30%       1.30%         1.30%
   Ratios of net investment income (loss) to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser       (0.59)%        (0.89)%    (0.21)%     (0.34)%       (3.49)%
       After reimbursement and/or waiver of expenses by Adviser        (0.47)%        (0.77)%    (0.07)%     (0.12)%        0.67%
   Portfolio Turnover ..........................................       21.78%(c)     102.56%    115.42%     266.78%       175.17%(c)

-------------------------------------------------------
(a) ABN AMRO/TAMRO Small Cap Fund - Class N commenced investment operations on November 30, 2000.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 70

     ABN AMRO FUNDS
-------------------

TAMRO SMALL CAP FUND - CLASS I                                    APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    PERIOD
                                                                     ENDED
                                                                  04/30/05(a)
                                                                  (UNAUDITED)
                                                                  ----------
Net Asset Value, Beginning of Period ...........................  $    15.32
                                                                  ----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment loss .....................................       (0.02)(b)
       Net realized and unrealized loss on investments .........       (1.04)(b)
                                                                  ----------
         Total from investment operations ......................       (1.06)
                                                                  ----------
   LESS DISTRIBUTIONS:
       Distributions from and in excess of net investment income          --
       Distributions from net realized gain on investments .....          --
                                                                  ----------
         Total distributions ...................................          --
                                                                  ----------
Net decrease in net asset value ................................       (1.06)
                                                                  ----------
Net Asset Value, End of Period .................................  $    14.26
                                                                  ==========
TOTAL RETURN ...................................................       (6.92)%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ........................  $   10,122
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser        1.17%
       After reimbursement and/or waiver of expenses by Adviser         1.05%
   Ratios of net investment loss to average net assets:
       Before reimbursement and/or waiver of expenses by Adviser       (0.53)%
       After reimbursement and/or waiver of expenses by Adviser        (0.41)%
   Portfolio Turnover ..........................................       21.78%(c)

-------------------------------------------------------
(a) ABN AMRO/TAMRO Small Cap Fund - Class I commenced investment operations on January 4, 2005.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 71

     ABN AMRO FUNDS
-------------------

VEREDUS AGGRESSIVE GROWTH FUND - CLASS N                          APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                   ENDED          YEAR         YEAR           YEAR          YEAR          YEAR
                                                 04/30/05        ENDED        ENDED          ENDED         ENDED         ENDED
                                                (UNAUDITED)     10/31/04     10/31/03       10/31/02      10/31/01      10/31/00
                                                ----------     ----------   ----------     ----------    ----------    ----------
Net Asset Value, Beginning of Period .........  $    16.26     $    15.24   $    11.44     $    17.55    $    22.51    $    16.60
                                                ----------     ----------   ----------     ----------    ----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
       Net investment loss ...................       (0.10)         (0.18)       (0.10)         (0.14)        (0.13)        (0.14)
       Net realized and unrealized gain
         (loss) on investments ...............        0.14           1.20         3.90          (5.97)        (1.72)         8.42
                                                ----------     ----------   ----------     ----------    ----------    ----------
         Total from investment operations ....        0.04           1.02         3.80          (6.11)        (1.85)         8.28
                                                ----------     ----------   ----------     ----------    ----------    ----------
   LESS DISTRIBUTIONS:
       Distributions from net realized
         gain on investments .................          --             --           --             --         (3.11)        (2.37)
                                                ----------     ----------   ----------     ----------    ----------    ----------
         Total distributions .................          --             --           --             --         (3.11)        (2.37)
                                                ----------     ----------   ----------     ----------    ----------    ----------
Net increase (decrease) in net asset value ...        0.04           1.02         3.80          (6.11)        (4.96)         5.91
                                                ----------     ----------   ----------     ----------    ----------    ----------
Net Asset Value, End of Period ...............  $    16.30     $    16.26   $    15.24     $    11.44    $    17.55    $    22.51
                                                ==========     ==========   ==========     ==========    ==========    ==========
TOTAL RETURN .................................        0.25%(a)       6.69%       33.10%        (34.76)%      (10.08)%       53.35%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ......  $  506,158     $  524,737   $  444,207     $  314,317    $  268,271    $  182,806
   Ratios of expenses to average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser .................        1.43%          1.43%        1.50%          1.48%         1.44%         1.46%
       After reimbursement and/or waiver of
         expenses by Adviser .................        1.43%          1.43%        1.46%(b)       1.40%         1.40%         1.40%
   Ratios of net investment loss
       to average net assets:
       Before reimbursement and/or waiver of
         expenses by Adviser .................       (1.04)%        (1.18)%      (0.97)%        (1.15)%       (0.87)%       (0.84)%
       After reimbursement and/or waiver of
         expenses by Adviser .................       (1.04)%        (1.18)%      (0.93)%        (1.07)%       (0.83)%       (0.78)%
   Portfolio Turnover ........................       66.31%(a)     118.89%      159.64%        162.80%       177.30%       192.23%

-------------------------------------------------------
(a)   Not Annualized.
(b) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.40% to 1.49% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 72

     ABN AMRO FUNDS
-------------------

VEREDUS AGGRESSIVE GROWTH FUND - CLASS I                          APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED             YEAR           YEAR              YEAR          PERIOD
                                               04/30/05            ENDED          ENDED             ENDED          ENDED
                                              (UNAUDITED)        10/31/04       10/31/03          10/31/02      10/31/01(a)
                                              -----------       -----------    -----------       -----------    -----------
Net Asset Value, Beginning of Period ......   $     16.40       $     15.33    $     11.48       $     17.56    $     17.88
                                              -----------       -----------    -----------       -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss ...................         (0.07)            (0.15)         (0.08)            (0.19)            --
    Net realized and unrealized gain (loss)
      on investments ......................          0.13              1.22           3.93             (5.89)         (0.32)
                                              -----------       -----------    -----------       -----------    -----------
      Total from investment operations ....          0.06              1.07           3.85             (6.08)         (0.32)
                                              -----------       -----------    -----------       -----------    -----------
 LESS DISTRIBUTIONS:
    Distributions from net realized gain on
      investments .........................            --                --             --                --             --
                                              -----------       -----------    -----------       -----------    -----------
      Total distributions .................            --                --             --                --             --
                                              -----------       -----------    -----------       -----------    -----------
Net increase (decrease) in net asset value           0.06              1.07           3.85             (6.08)         (0.32)
                                              -----------       -----------    -----------       -----------    -----------
Net Asset Value, End of Period ............   $     16.46       $     16.40    $     15.33       $     11.48    $     17.56
                                              ===========       ===========    ===========       ===========    ===========
TOTAL RETURN ..............................          0.37%(b)          6.98%         33.54%           (34.62)%        (1.79)%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) .....   $   119,978       $   114,607    $    77,660       $    52,808    $     5,497
 Ratios of expenses to average net assets:
    Before reimbursement and/or waiver of
      expenses by Adviser .................          1.15%             1.15%          1.20%             1.19%          1.16%
    After reimbursement and/or waiver of
      expenses by Adviser .................          1.15%             1.15%          1.16%(c)          1.11%          1.12%
 Ratios of net investment loss
    to average net assets:
    Before reimbursement and/or waiver of
      expenses by Adviser .................         (0.76)%           (0.90)%        (0.67)%           (0.86)%        (0.59)%
    After reimbursement and/or waiver of
      expenses by Adviser .................         (0.76)%           (0.90)%        (0.63)%           (0.78)%        (0.55)%
 Portfolio Turnover .......................         66.31%(b)        118.89%        159.64%           162.80%        177.30%(b)

---------------------------------------
(a) ABN AMRO/Veredus Aggressive Growth Fund - Class I commenced investment operations on October 5, 2001.
(b)   Not Annualized.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.15% to 1.24% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 73

     ABN AMRO FUNDS
-------------------

REAL ESTATE FUND - CLASS N                                        APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED            YEAR          YEAR          YEAR       TEN MONTHS
                                               04/30/05          ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)        10/31/04      10/31/03      10/31/02      10/31/01
                                              ----------       ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period .......  $    14.56       $    11.52    $     9.23    $     9.15    $     9.47
                                              ----------       ----------    ----------    ----------    ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................        0.23             0.44          0.40          0.39          0.34
      Net realized and unrealized gain
        (loss) on investments ..............        0.78             3.02          2.54          0.24         (0.39)
                                              ----------       ----------    ----------    ----------    ----------
        Total from investment operations ...        1.01             3.46          2.94          0.63         (0.05)
                                              ----------       ----------    ----------    ----------    ----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
        of net investment income ...........       (0.15)           (0.30)        (0.24)        (0.33)        (0.27)
      Distributions from net realized
        gain on investments ................       (0.63)           (0.12)        (0.41)        (0.22)           --
      Distributions from paid in capital ...          --               --            --            --            --
                                              ----------       ----------    ----------    ----------    ----------
        Total distributions ................       (0.78)           (0.42)        (0.65)        (0.55)        (0.27)
                                              ----------       ----------    ----------    ----------    ----------
Net increase (decrease) in net asset value .        0.23             3.04          2.29          0.08         (0.32)
                                              ----------       ----------    ----------    ----------    ----------
Net Asset Value, End of Period .............  $    14.79       $    14.56    $    11.52    $     9.23    $     9.15
                                              ==========       ==========    ==========    ==========    ==========
TOTAL RETURN ...............................        6.86%(b)        30.73%        33.71%         6.62%        (0.46)%(b)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....  $   81,094       $   72,451    $   47,777    $   19,924    $   15,242
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser .............        1.44%            1.46%         1.56%         1.68%         1.63%
      After reimbursement and/or waiver
        of expenses by Adviser .............        1.37%            1.37%         1.37%         1.37%         1.33%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser .............        3.16%            3.50%         4.10%         3.80%         4.01%
      After reimbursement and/or waiver
        of expenses by Adviser .............        3.23%            3.59%         4.29%         4.11%         4.31%
   Portfolio Turnover ......................       13.68%(b)        24.28%        13.11%        36.69%        17.95%(b)

                                                  YEAR            YEAR
                                                 ENDED           ENDED
                                                12/31/00        12/31/99
                                               ----------      ----------
Net Asset Value, Beginning of Period .......   $     7.72      $     8.37
                                               ----------      ----------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................         0.42(a)         0.38
      Net realized and unrealized gain
        (loss) on investments ..............         1.75(a)        (0.65)
                                               ----------      ----------
        Total from investment operations ...         2.17           (0.27)
                                               ----------      ----------
   LESS DISTRIBUTIONS:
      Distributions from and in excess
        of net investment income ...........        (0.33)          (0.31)
      Distributions from net realized
        gain on investments ................           --              --
      Distributions from paid in capital ...        (0.09)          (0.07)
                                               ----------      ----------
        Total distributions ................        (0.42)          (0.38)
                                               ----------      ----------
Net increase (decrease) in net asset value .         1.75           (0.65)
                                               ----------      ----------
Net Asset Value, End of Period .............   $     9.47      $     7.72
                                               ==========      ==========
TOTAL RETURN ...............................        28.77%          (3.33)%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $   21,744      $    7,522
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser .............         1.70%           2.42%
      After reimbursement and/or waiver
        of expenses by Adviser .............         1.39%           1.53%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser .............         4.87%           3.38%
      After reimbursement and/or waiver
        of expenses by Adviser .............         5.19%           4.72%
   Portfolio Turnover ......................        25.00%          11.00%

---------------------------------------
(a) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 74

     ABN AMRO FUNDS
-------------------

VEREDUS SCITECH FUND - CLASS N                                    APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED          YEAR         YEAR            YEAR         YEAR        PERIOD
                                              04/30/05         ENDED        ENDED           ENDED        ENDED        ENDED
                                             (UNAUDITED)     10/31/04     10/31/03        10/31/02     10/31/01    10/31/00(a)
                                             ---------       ---------    ---------       ---------    ---------    ---------
Net Asset Value, Beginning of Period ......  $    6.78       $    7.18    $    4.89       $    7.57    $    8.93    $   10.00
                                             ---------       ---------    ---------       ---------    ---------    ---------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss) ..........      (0.05)          (0.10)       (0.05)          (0.08)        0.02         0.06
    Net realized and unrealized gain (loss)
      on investments ......................      (0.46)          (0.30)        2.34           (2.60)       (1.32)       (1.11)
                                             ---------       ---------    ---------       ---------    ---------    ---------
      Total from investment operations ....      (0.51)          (0.40)        2.29           (2.68)       (1.30)       (1.05)
                                             ---------       ---------    ---------       ---------    ---------    ---------
 LESS DISTRIBUTIONS:
    Distributions from and in excess of net
      investment income ...................         --              --           --              --        (0.06)       (0.02)
                                             ---------       ---------    ---------       ---------    ---------    ---------
      Total distributions .................         --              --           --              --        (0.06)       (0.02)
                                             ---------       ---------    ---------       ---------    ---------    ---------
Net increase (decrease) in net asset value       (0.51)          (0.40)        2.29           (2.68)       (1.36)       (1.07)
                                             ---------       ---------    ---------       ---------    ---------    ---------
Net Asset Value, End of Period ............  $    6.27       $    6.78    $    7.18       $    4.89    $    7.57    $    8.93
                                             =========       =========    =========       =========    =========    =========
TOTAL RETURN ..............................      (7.66)%(b)      (5.43)%      46.83%         (35.40)%     (14.49)%     (10.61)%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) .....  $   4,724       $   7,135    $   4,314       $   2,206    $   2,566    $   2,696
 Ratios of expenses to average net assets:
    Before reimbursement and/or waiver of
      expenses by Adviser .................       2.67%           2.38%        4.65%           3.70%        3.88%        6.17%
    After reimbursement and/or waiver of
      expenses by Adviser .................       1.60%           1.60%        1.57%(c)        1.50%        1.50%        1.50%
 Ratios of net investment income (loss) to
    average net assets:
    Before reimbursement and/or waiver of
      expenses by Adviser .................      (2.37)%         (2.21)%      (4.42)%         (3.50)%      (2.13)%      (2.54)%
    After reimbursement and/or waiver of
      expenses by Adviser .................      (1.30)%         (1.43)%      (1.34)%         (1.30)%       0.25%        2.13%
 Portfolio Turnover .......................     117.90%(b)      251.03%      492.93%         496.86%      481.21%       85.98%(b)

---------------------------------------
(a) ABN AMRO/Veredus SciTech Fund commenced investment operations on June 30, 2000.
(b)   Not Annualized.
(c) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.50% to 1.60% on March 1, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 75

     ABN AMRO FUNDS
-------------------

BALANCED FUND - CLASS N                                           APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED            YEAR          YEAR          YEAR           YEAR           YEAR
                                             04/30/05           ENDED         ENDED         ENDED          ENDED          ENDED
                                            (UNAUDITED)       10/31/04      10/31/03      10/31/02       10/31/01       10/31/00
                                            -----------      -----------   -----------   -----------    -----------    -----------
Net Asset Value, Beginning of Period .....  $     11.32      $     11.07   $     10.10   $     10.77    $     14.23    $     13.04
                                            -----------      -----------   -----------   -----------    -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income(a) .............         0.10             0.14          0.13          0.19           0.26           0.29
    Net realized and unrealized gain
      (loss) on investments(a) ...........        (0.23)            0.27          0.99         (0.64)         (2.09)          1.57
                                            -----------      -----------   -----------   -----------    -----------    -----------
      Total from investment operations ...        (0.13)            0.41          1.12         (0.45)         (1.83)          1.86
                                            -----------      -----------   -----------   -----------    -----------    -----------
 LESS DISTRIBUTIONS:
    Distributions from and in excess of
      net investment income ..............        (0.11)           (0.16)        (0.15)        (0.20)         (0.27)         (0.30)
    Distributions from net realized
      gain on investments ................        (0.65)              --            --         (0.02)         (1.36)         (0.37)
                                            -----------      -----------   -----------   -----------    -----------    -----------
      Total distributions ................        (0.76)           (0.16)        (0.15)        (0.22)         (1.63)         (0.67)
                                            -----------      -----------   -----------   -----------    -----------    -----------
Net increase (decrease) in net asset value        (0.89)            0.25          0.97         (0.67)         (3.46)          1.19
                                            -----------      -----------   -----------   -----------    -----------    -----------
Net Asset Value, End of Period ...........  $     10.43      $     11.32   $     11.07   $     10.10    $     10.77    $     14.23
                                            ===========      ===========   ===========   ===========    ===========    ===========
TOTAL RETURN .............................        (1.36)%(b)        3.73%        11.23%        (4.33)%       (13.41)%        14.82%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) ....  $   208,720      $   230,244   $   320,108   $   300,830    $   342,520    $   321,226
 Ratios of expenses to average net assets:
    Before reimbursement and/or waiver
      of expenses by Adviser .............         1.09%            1.07%         1.07%         1.07%          1.07%          1.05%
    After reimbursement and/or waiver
      of expenses by Adviser .............         1.09%            1.07%         1.07%         1.07%          1.07%          1.05%
 Ratios of net investment income
    to average net assets:
    Before reimbursement and/or waiver
      of expenses by Adviser(a) ..........         1.76%            1.20%         1.30%         1.78%          2.10%          2.17%
    After reimbursement and/or waiver
      of expenses by Adviser(a) ..........         1.76%            1.20%         1.30%         1.78%          2.10%          2.17%
 Portfolio Turnover ......................        12.59%(b)        28.32%        47.90%        47.27%         35.25%         29.00%

---------------------------------------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.01), $0.01, (0.07)% and (0.07)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 76

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL BALANCED FUND - CLASS N                         APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED            YEAR           YEAR         YEAR          YEAR          YEAR
                                             04/30/05           ENDED          ENDED        ENDED         ENDED         ENDED
                                            (UNAUDITED)       10/31/04       10/31/03     10/31/02      10/31/01      10/31/00
                                            -----------      -----------    -----------  -----------   -----------   -----------
Net Asset Value, Beginning of Period .....  $     15.81      $     15.57    $     14.82  $     16.49   $     18.61   $     19.41
                                            -----------      -----------    -----------  -----------   -----------   -----------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income(a) .............         0.08(b)          0.19(b)        0.21         0.29          0.36          0.37
    Net realized and unrealized
      gain (loss) on investments(a) ......         0.15(b)          0.30(b)        0.78        (1.66)        (1.50)         0.06
                                            -----------      -----------    -----------  -----------   -----------   -----------
      Total from investment operations ...         0.23             0.49           0.99        (1.37)        (1.14)         0.43
                                            -----------      -----------    -----------  -----------   -----------   -----------
 LESS DISTRIBUTIONS:
    Distributions from and in excess
      of net investment income ...........        (0.12)           (0.25)         (0.24)       (0.30)        (0.36)        (0.35)
    Distributions from net realized
      gain on investments ................           --               --             --           --         (0.62)        (0.88)
                                            -----------      -----------    -----------  -----------   -----------   -----------
      Total distributions ................        (0.12)           (0.25)         (0.24)       (0.30)        (0.98)        (1.23)
                                            -----------      -----------    -----------  -----------   -----------   -----------
Net increase (decrease) in net asset value         0.11             0.24           0.75        (1.67)        (2.12)        (0.80)
                                            -----------      -----------    -----------  -----------   -----------   -----------
Net Asset Value, End of Period ...........  $     15.92      $     15.81    $     15.57  $     14.82   $     16.49   $     18.61
                                            ===========      ===========    ===========  ===========   ===========   ===========
TOTAL RETURN .............................         1.44%(c)         3.15%          6.79%       (8.42)%       (6.34)%        2.05%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) ....  $    81,379      $    93,935    $   105,669  $    82,126   $   126,690   $   162,896
 Ratios of expenses to average net assets:
    Before reimbursement and/or waiver
      of expenses by Adviser .............         1.15%            1.13%          1.15%        1.14%         1.12%         1.13%
    After reimbursement and/or waiver
      of expenses by Adviser .............         1.15%            1.13%          1.15%        1.14%         1.12%         1.13%
 Ratios of net investment income
    to average net assets:
    Before reimbursement and/or waiver
      of expenses by Adviser(a) ..........         1.05%            1.18%          1.43%        1.74%         1.99%         1.93%
    After reimbursement and/or waiver
      of expenses by Adviser(a) ..........         1.05%            1.18%          1.43%        1.74%         1.99%         1.93%
 Portfolio Turnover ......................        16.67%(c)        35.90%         41.18%       32.87%        44.80%        54.51%

---------------------------------------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.03), $0.03, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b) The selected per share data was calculated using the weighed average shares outstanding method for the period.
(c)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 77

     ABN AMRO FUNDS
-------------------

MONTAG & CALDWELL BALANCED FUND - CLASS I                         APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED            YEAR            YEAR          YEAR          YEAR          YEAR
                                             04/30/05           ENDED           ENDED         ENDED         ENDED         ENDED
                                            (UNAUDITED)       10/31/04        10/31/03      10/31/02      10/31/01      10/31/00
                                            -----------      -----------     -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period .....  $     15.81      $     15.57     $     14.82   $     16.49   $     18.62   $     19.42
                                            -----------      -----------     -----------   -----------   -----------   -----------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income(a) .............         0.10(b)          0.23(b)         0.25          0.32          0.38          0.39
    Net realized and unrealized gain
      (loss) on investments(a) ...........         0.14(b)          0.30(b)         0.78         (1.64)        (1.49)         0.09
                                            -----------      -----------     -----------   -----------   -----------   -----------
      Total from investment operations ...         0.24             0.53            1.03         (1.32)        (1.11)         0.48
                                            -----------      -----------     -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
    Distributions from and in excess of
      net investment income ..............        (0.14)           (0.29)          (0.28)        (0.35)        (0.40)        (0.40)
    Distributions from net realized
      gain on investments ................           --               --              --            --         (0.62)        (0.88)
                                            -----------      -----------     -----------   -----------   -----------   -----------
         Total distributions .............        (0.14)           (0.29)          (0.28)        (0.35)        (1.02)        (1.28)
                                            -----------      -----------     -----------   -----------   -----------   -----------
Net increase (decrease) in net asset value         0.10             0.24            0.75         (1.67)        (2.13)        (0.80)
                                            -----------      -----------     -----------   -----------   -----------   -----------
Net Asset Value, End of Period ...........  $     15.91      $     15.81     $     15.57   $     14.82   $     16.49   $     18.62
                                            ===========      ===========     ===========   ===========   ===========   ===========
TOTAL RETURN .............................         1.51%(c)         3.41%           7.06%        (8.18)%       (6.13)%        2.31%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) ....  $    23,804      $    79,936     $   141,031   $   133,379   $   179,688   $   174,795
 Ratios of expenses to average net assets:
    Before reimbursement and/or waiver
      of expenses by Adviser .............         0.90%            0.87%           0.89%         0.87%         0.87%         0.88%
    After reimbursement and/or waiver of
      expenses by Adviser ................         0.90%            0.87%           0.89%         0.87%         0.87%         0.88%
 Ratios of net investment income to
    average net assets:
    Before reimbursement and/or waiver of
      expenses by Adviser(b) .............         1.30%            1.44%           1.69%         2.01%         2.25%         2.19%
    After reimbursement and/or waiver of
      expenses by Adviser(b) .............         1.30%            1.44%           1.69%         2.01%         2.25%         2.19%
 Portfolio Turnover ......................        16.67%(c)        35.90%          41.18%        32.87%        44.80%        54.51%

------------------------------------------------------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.02), $0.02, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b) The selected per share data was calculated using the weighed average shares outstanding method for the period.
(c)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 78

     ABN AMRO FUNDS
-------------------

BOND FUND - CLASS N                                               APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
                                             04/30/05           ENDED         ENDED         ENDED         ENDED         ENDED
                                            (UNAUDITED)       10/31/04      10/31/03      10/31/02      10/31/01      10/31/00
                                            -----------      -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period .....  $     10.13      $     10.07   $     10.06   $     10.34   $      9.73   $      9.71
                                            -----------      -----------   -----------   -----------   -----------   -----------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income(a) .............         0.21(b)          0.43          0.39          0.51          0.61          0.66
    Net realized and unrealized
      gain (loss) on investments(a) ......        (0.18)(b)         0.13          0.07         (0.24)         0.62            --
                                            -----------      -----------   -----------   -----------   -----------   -----------
      Total from investment operations ...         0.03             0.56          0.46          0.27          1.23          0.66
                                            -----------      -----------   -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
    Distributions from and in excess
      of net investment income ...........        (0.25)           (0.50)        (0.45)        (0.55)        (0.62)        (0.64)
                                            -----------      -----------   -----------   -----------   -----------   -----------
      Total distributions ................        (0.25)           (0.50)        (0.45)        (0.55)        (0.62)        (0.64)
                                            -----------      -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net asset value        (0.22)            0.06          0.01         (0.28)         0.61          0.02
                                            -----------      -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period ...........  $      9.91      $     10.13   $     10.07   $     10.06   $     10.34   $      9.73
                                            ===========      ===========   ===========   ===========   ===========   ===========
TOTAL RETURN .............................         0.26%(c)         5.66%         4.58%         2.80%        13.09%         6.98%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) ....  $   152,935      $   154,079   $   202,021   $   229,676   $   369,597   $   104,960
 Ratios of expenses to average net assets:
    Before reimbursement and/or waiver of
      expenses by Adviser ................         0.94%            0.92%         0.92%         0.92%         0.96%         0.95%
    After reimbursement and/or waiver of
      expenses by Adviser ................         0.74%            0.74%         0.74%         0.74%         0.74%         0.76%(d)
 Ratios of net investment income
    to average net assets:
    Before reimbursement and/or waiver of
      expenses by Adviser(a) .............         3.95%            4.08%         3.69%         4.87%         5.90%         6.53%
    After reimbursement and/or waiver of
      expenses by Adviser(a) .............         4.15%            4.26%         3.87%         5.05%         6.12%         6.72%
 Portfolio Turnover ......................        11.47%(c)        46.80%       126.94%        77.19%        61.78%        39.27%

------------------------------------------------------
(a) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.03), $0.03, (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)   Not Annualized.
(d) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.80% to 0.74% on February 15, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 79

     ABN AMRO FUNDS
-------------------

BOND FUND - CLASS I                                               APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED            YEAR         YEAR          YEAR          YEAR         PERIOD
                                              04/30/05           ENDED        ENDED         ENDED         ENDED         ENDED
                                             (UNAUDITED)       10/31/04     10/31/03      10/31/02      10/31/01     10/31/00(a)
                                             -----------      -----------  -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period ......  $     10.13      $    10.07   $     10.06   $     10.34   $      9.73   $      9.64
                                             -----------      ----------   -----------   -----------   -----------   -----------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income(b) ..............         0.22(c)         0.45          0.41          0.56          0.64          0.17
    Net realized and unrealized gain (loss)
      on investments(b) ...................        (0.18)(c)        0.13          0.07         (0.26)         0.62          0.09
                                             -----------      ----------   -----------   -----------   -----------   -----------
      Total from investment operations ....         0.04            0.58          0.48          0.30          1.26          0.26
                                             -----------      ----------   -----------   -----------   -----------   -----------
 LESS DISTRIBUTIONS:
    Distributions from and in excess of net
      investment income ...................        (0.26)          (0.52)        (0.47)        (0.58)        (0.65)        (0.17)
                                             -----------      ----------   -----------   -----------   -----------   -----------
      Total distributions .................        (0.26)          (0.52)        (0.47)        (0.58)        (0.65)        (0.17)
                                             -----------      ----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net asset value         (0.22)           0.06          0.01         (0.28)         0.61          0.09
                                             -----------      ----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period ............  $      9.91      $    10.13   $     10.07   $     10.06   $     10.34   $      9.73
                                             ===========      ==========   ===========   ===========   ===========   ===========
Total Return ..............................         0.38%(d)        5.93%         4.85%         3.07%        13.36%         2.70%(c)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) .....  $    79,964      $  278,712   $   300,363   $   262,924   $    79,444   $    49,432
 Ratios of expenses to average net assets:
    Before reimbursement and/or waiver
      of expenses by Adviser ..............         0.69%           0.67%         0.67%         0.67%         0.71%         0.70%
    After reimbursement and/or waiver
      of expenses by Adviser ..............         0.49%           0.49%         0.49%         0.49%         0.49%         0.51%
 Ratios of net investment income to
    average net assets:
    Before reimbursement and/or waiver
      of expenses by Adviser(b) ...........         4.20%           4.34%         3.94%         5.12%         6.15%         6.78%
    After reimbursement and/or waiver
      of expenses by Adviser(b) ...........         4.40%           4.52%         4.12%         5.30%         6.37%         6.97%
 Portfolio Turnover .......................        11.47%(d)       46.80%       126.94%        77.19%        61.78%        39.27%

---------------------------------------------------
(a)   ABN AMRO Bond Fund - Class I commenced investment operations on July 31,
      2000.
(b) The Trust adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets was $(0.01), $0.01, (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.
(c) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(d)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 80

     ABN AMRO FUNDS
-------------------

INVESTMENT GRADE BOND FUND - CLASS N                              APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED             YEAR            PERIOD
                                                                04/30/05           ENDED             ENDED
                                                               (UNAUDITED)        10/31/04        10/31/03(a)
                                                               -----------       ----------       -----------
Net Asset Value, Beginning of Period ........................  $      9.49       $     9.82       $     10.08
                                                               -----------       ----------       -----------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ...................................         0.14             0.31(b)           0.10(b)
    Net realized and unrealized gain (loss) on investments ..        (0.12)            0.02(b)          (0.23)(b)
                                                               -----------       ----------       -----------
      Total from investment operations ......................         0.02             0.33             (0.13)
                                                               -----------       ----------       -----------
 LESS DISTRIBUTIONS:
    Distributions from and in excess of net investment income        (0.18)           (0.38)            (0.13)
    Distributions from net realized gain on investments .....           --            (0.28)               --
                                                               -----------       ----------       -----------
      Total distributions ...................................        (0.18)           (0.66)            (0.13)
                                                               -----------       ----------       -----------
Net decrease in net asset value .............................        (0.16)           (0.33)            (0.26)
                                                               -----------       ----------       -----------
Net Asset Value, End of Period ..............................  $      9.33       $     9.49       $      9.82
                                                               ===========       ==========       ===========
TOTAL RETURN ................................................         0.27%(c)         3.51%            (1.24)%(c)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) .......................  $     2,873       $    1,557       $       257
 Ratios of expenses to average net assets:
    Before reimbursement and/or waiver of expenses by Adviser         1.08%            1.13%(d)          1.18%
    After reimbursement and/or waiver of expenses by Adviser          0.89%            0.89%(d)          0.89%
 Ratios of net investment income to average net assets:
    Before reimbursement and/or waiver of expenses by Adviser         3.24%            2.98%             2.58%
    After reimbursement and/or waiver of expenses by Adviser          3.43%            3.22%             2.87%
 Portfolio Turnover .........................................        14.54%(c)        53.67%           105.35%

-----------------------------------------------------
(a) ABN AMRO Investment Grade Bond Fund - Class N commenced operations on June 30, 2003.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)   Not Annualized.
(d) The Adviser's fee, which affects the expense ratios, changed from 0.70% to 0.50% on March 1, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 81

     ABN AMRO FUNDS
-------------------

INVESTMENT GRADE BOND FUND - CLASS I(a)                           APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED         YEAR          YEAR      SIX MONTHS      YEAR       YEAR       YEAR
                                              04/30/05       ENDED         ENDED         ENDED        ENDED      ENDED      ENDED
                                             (UNAUDITED)    10/31/04      10/31/03     10/31/02      4/30/02    4/30/01    4/30/00
                                              --------      --------      --------     --------      --------   --------   --------
Net Asset Value, Beginning of Period ......   $   9.49      $   9.82      $  10.33     $   9.96      $   9.88   $   9.54   $   9.99
                                              --------      --------      --------     --------      --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...............       0.17          0.33(b)       0.34(b)      0.24          0.54       0.57       0.57
      Net realized and unrealized gain
        (loss) on investments .............      (0.13)         0.02(b)      (0.10)(b)     0.41          0.08       0.34      (0.44)
                                              --------      --------      --------     --------      --------   --------   --------
        Total from investment operations ..       0.04          0.35          0.24         0.65          0.62       0.91       0.13
                                              --------      --------      --------     --------      --------   --------   --------
  LESS DISTRIBUTIONS:
      Distributions from and in excess
        of net investment income ..........      (0.20)        (0.40)        (0.44)       (0.28)        (0.54)     (0.57)     (0.57)
      Distributions from net
        realized gain on investments ......         --         (0.28)        (0.31)          --            --         --         --
      Contribution (return) of capital ....         --            --            --           --            --         --      (0.01)
                                              --------      --------      --------     --------      --------   --------   --------
        Total distributions ...............      (0.20)        (0.68)        (0.75)       (0.28)        (0.54)     (0.57)     (0.58)
                                              --------      --------      --------     --------      --------   --------   --------
Net increase (decrease) in net asset value       (0.16)        (0.33)        (0.51)        0.37          0.08       0.34      (0.45)
                                              --------      --------      --------     --------      --------   --------   --------
Net Asset Value, End of Period ............   $   9.33      $   9.49      $   9.82     $  10.33      $   9.96   $   9.88   $   9.54
                                              ========      ========      ========     ========      ========   ========   ========
TOTAL RETURN ..............................       0.38%(c)      3.75%         2.47%        6.60%(c)      6.38%      9.76%      1.40%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ....   $ 36,095      $ 40,996      $ 48,773     $ 54,748      $ 83,142   $ 90,771   $ 93,202
  Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser ............       0.83%         0.88%(d)      0.93%        1.06%         1.05%      1.05%      1.02%
      After reimbursement and/or waiver
        of expenses by Adviser ............       0.64%         0.64%(d)      0.64%        0.65%         0.60%      0.60%      0.57%
  Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser ............       3.49%         3.23%         3.14%        4.11%         4.93%      5.39%      5.48%
      After reimbursement and/or waiver
        of expenses by Adviser ............       3.68%         3.47%         3.43%        4.52%         5.38%      5.84%      5.93%
  Portfolio Turnover ......................      14.54%(c)     53.67%       105.35%       80.49%(c)     17.00%     28.00%     27.00%

-----------------------------------------------------
(a) Prior to June 17, 2002, the ABN AMRO Investment Grade Bond Fund was known as Independence One Fixed Income Fund. The information presented in the table represents financial and performance history of Independence One Fixed Income Trust Class.
(b) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)   Not Annualized.
(d) The Adviser's fee, which affects the expense ratios, changed from 0.70% to 0.50% on March 1, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 82

     ABN AMRO FUNDS
-------------------

HIGH YIELD BOND FUND - CLASS N AND CLASS I                        APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              CLASS N                                      CLASS I
                                             ----------------------------------------    -------------------------------------------
                                             SIX MONTHS                                  SIX MONTHS
                                                ENDED           YEAR        PERIOD         ENDED            YEAR       PERIOD
                                              04/30/05         ENDED         ENDED       04/30/05           ENDED       ENDED
                                             (UNAUDITED)      10/31/04   10/31/03(a)     (UNAUDITED)     10/31/04      10/31/03(a)
                                             ----------      ----------  ----------      ----------      ----------   ----------
Net Asset Value, Beginning of Period ......  $    10.44      $    10.15  $    10.00      $    10.44      $    10.15   $    10.00
                                             ----------      ----------  ----------      ----------      ----------   ----------
  INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ...............        0.33            0.66        0.18            0.34            0.69         0.19
      Net realized and unrealized
      gain (loss) on investments ..........       (0.43)           0.35        0.17           (0.43)           0.35         0.17
                                             ----------      ----------  ----------      ----------      ----------   ----------
        Total from investment operations ..       (0.10)           1.01        0.35           (0.09)           1.04         0.36
                                             ----------      ----------  ----------      ----------      ----------   ----------
  LESS DISTRIBUTIONS:
      Distributions from and in excess of
        net investment income .............       (0.36)          (0.72)      (0.20)          (0.37)          (0.75)       (0.21)
      Distribution from net realized gain
        on investments ....................       (0.06)             --          --           (0.06)             --           --
                                             ----------      ----------  ----------      ----------      ----------   ----------
        Total distributions ...............       (0.42)          (0.72)      (0.20)          (0.43)          (0.75)       (0.21)
                                             ----------      ----------  ----------      ----------      ----------   ----------
Net increase (decrease) in net asset value        (0.52)           0.29        0.15           (0.52)           0.29         0.15
                                             ----------      ----------  ----------      ----------      ----------   ----------
Net Asset Value, End of Period ............  $     9.92      $    10.44  $    10.15      $     9.92      $    10.44   $    10.15
                                             ==========      ==========  ==========      ==========      ==========   ==========
Total Return ..............................       (1.07)%(b)      10.26%       3.67%(b)       (0.94)%(b)      10.54%        3.76%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's) ....  $   10,852      $   10,937  $   10,425      $   10,052      $   10,575   $   10,282
  Ratios of expenses to average net assets:
      Before reimbursement and/or waiver
        of expenses by Adviser ............        1.27%           1.26%       1.25%           1.02%           1.01%        1.00%
      After reimbursement and/or waiver
        of expenses by Adviser ............        0.80%           0.80%       0.80%           0.55%           0.55%        0.55%
  Ratios of net investment income to
    average net assets:
      Before reimbursement and/or
        waiver of expenses by Adviser .....        5.97%           5.96%       4.99%           6.22%           6.21%        5.24%
      After reimbursement and/or
        waiver of expenses by Adviser .....        6.44%           6.42%       5.44%           6.69%           6.67%        5.69%
  Portfolio Turnover ......................       24.36%(b)       62.66%      16.23%(b)       24.36%(b)       62.66%       16.23%(b)

---------------------------------------
(a) ABN AMRO High Yield Bond Fund - Class N and Class I commenced investment operations on June 30, 2003.
(b)   Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 83

     ABN AMRO FUNDS
-------------------

MUNICIPAL BOND FUND - CLASS N                                     APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED           YEAR         YEAR         YEAR         YEAR            YEAR
                                              04/30/05         ENDED        ENDED        ENDED        ENDED           ENDED
                                             (UNAUDITED)      10/31/04     10/31/03     10/31/02     10/31/01        10/31/00
                                             ----------      ----------   ----------   ----------   ----------      ----------
Net Asset Value, Beginning of Period ......  $    10.56      $    10.65   $    10.56   $    10.43   $     9.92      $     9.73
                                             ----------      ----------   ----------   ----------   ----------      ----------
 INCOME FROM INVESTMENT OPERATIONS:
    Net investment income .................        0.17            0.34         0.37         0.41         0.47            0.48
    Net realized and unrealized gain (loss)
      on investments ......................       (0.11)           0.06         0.09         0.13         0.51            0.21
                                             ----------      ----------   ----------   ----------   ----------      ----------
      Total from investment operations ....        0.06            0.40         0.46         0.54         0.98            0.69
                                             ----------      ----------   ----------   ----------   ----------      ----------
 LESS DISTRIBUTIONS:
    Distributions from and in excess
      of net investment income ............       (0.17)          (0.34)       (0.37)       (0.41)       (0.47)          (0.50)
    Distributions from net realized
      gain on investments .................       (0.03)          (0.15)          --           --           --              --
                                             ----------      ----------   ----------   ----------   ----------      ----------
      Total distributions .................       (0.20)          (0.49)       (0.37)       (0.41)       (0.47)          (0.50)
                                             ----------      ----------   ----------   ----------   ----------      ----------
Net increase (decrease) in net asset value        (0.14)          (0.09)        0.09         0.13         0.51            0.19
                                             ----------      ----------   ----------   ----------   ----------      ----------
Net Asset Value, End of Period ............  $    10.42      $    10.56   $    10.65   $    10.56   $    10.43      $     9.92
                                             ==========      ==========   ==========   ==========   ==========      ==========
TOTAL RETURN ..............................        0.56%(a)        3.85%        4.45%        5.32%       10.09%           7.30%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (in 000's) .....  $   66,242      $   61,073   $   48,047   $   54,264   $   48,222      $   18,903
 Ratios of expenses to average net assets:
    Before reimbursement and/or waiver
      of expenses by Adviser ..............        1.01%           0.96%        0.90%        0.81%        1.06%           1.17%
    After reimbursement and/or waiver
      of expenses by Adviser ..............        0.50%           0.50%        0.50%        0.50%        0.18%(b)        0.10%
 Ratios of net investment income
    to average net assets:
    Before reimbursement and/or waiver
      of expenses by Adviser ..............        2.71%           2.76%        3.10%        3.62%        3.67%           3.82%
    After reimbursement and/or waiver
      of expenses by Adviser ..............        3.22%           3.22%        3.50%        3.93%        4.55%           4.89%
 Portfolio Turnover .......................       10.91%(a)       54.77%       59.47%       53.17%       60.10%          91.58%

---------------------------------------------------
(a)   Not Annualized.
(b) The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.10% to 0.50% on September 24, 2001.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


| 84

     ABN AMRO FUNDS
-------------------

INVESTOR MONEY MARKET FUND - CLASS N                              APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                  ENDED           YEAR           YEAR         YEAR          YEAR          YEAR
                                                04/30/05          ENDED          ENDED        ENDED         ENDED         ENDED
                                              (UNAUDITED)        10/31/04      10/31/03     10/31/02      10/31/01      10/31/00
                                               ---------        ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period .......   $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                               ---------        ---------     ---------     ---------     ---------     ---------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment income ................        0.01             0.01          0.01          0.01          0.04          0.06
                                               ---------        ---------     ---------     ---------     ---------     ---------
      Less distributions from
         net investment income .............       (0.01)           (0.01)        (0.01)        (0.01)        (0.04)        (0.06)
                                               ---------        ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period .............   $    1.00        $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                               =========        =========     =========     =========     =========     =========
TOTAL RETURN ...............................        0.91%(a)         0.71%         0.78%         1.37%         4.40%         5.90%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) ....   $ 150,175        $ 219,891     $ 236,811     $ 340,537     $ 484,148     $ 359,483
   Ratios of expenses to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...............        0.55%            0.53%         0.51%         0.52%         0.51%         0.50%
      After reimbursement and/or waiver of
         expenses by Adviser ...............        0.55%            0.53%         0.51%         0.52%         0.51%         0.50%
   Ratios of net investment income
      to average net assets:
      Before reimbursement and/or waiver of
         expenses by Adviser ...............        1.78%            0.71%         0.78%         1.39%         4.24%         5.72%
      After reimbursement and/or waiver of
         expenses by Adviser ...............        1.78%            0.71%         0.78%         1.39%         4.24%         5.72%

---------------------------------------------------
(a)    Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                            | 85

     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2005
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: The ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with 24 separate portfolios.

Seventeen Funds of the Trust are included in these financial statements: ABN AMRO Growth Fund (the "Growth Fund"), ABN AMRO/Montag & Caldwell Growth Fund (the "M&C Growth Fund"), ABN AMRO/TAMRO Large Cap Value Fund (the "TAMRO Large Cap Value Fund"), ABN AMRO Value Fund (the "Value Fund"), ABN AMRO/Veredus Select Growth Fund (the "Veredus Select Growth Fund"), ABN AMRO Mid Cap Fund (the "Mid Cap Fund"), ABN AMRO/TAMRO Small Cap Fund (the "TAMRO Small Cap Fund"), ABN AMRO/Veredus Aggressive Growth Fund (the "Veredus Aggressive Growth Fund"), ABN AMRO Real Estate Fund (the "Real Estate Fund"), ABN AMRO/Veredus SciTech Fund (the "Veredus SciTech Fund"), ABN AMRO Balanced Fund (the "Balanced Fund"), ABN AMRO/Montag & Caldwell Balanced Fund (the "M&C Balanced Fund"), ABN AMRO Bond Fund (the "Bond Fund"), ABN AMRO Investment Grade Bond (the "Investment Grade Bond Fund"), ABN AMRO High Yield Bond (the "High Yield Bond Fund"), ABN AMRO Municipal Bond Fund (the "Municipal Bond Fund") and ABN AMRO Investor Money Market Fund (the "Investor Money Market Fund") (each a "Fund" and collectively, the "Funds").

Growth Fund is authorized to issue four classes of shares (Class N Shares, Class I Shares, Class C Shares and Class R Shares). M&C Growth Fund is authorized to issue three classes of shares (Class N Shares, Class I Shares and Class R Shares). Mid Cap Fund, TAMRO Small Cap Fund, Veredus Aggressive Growth Fund, Balanced Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund are each authorized to issue two classes of shares (Class N Shares and Class I Shares). TAMRO Large Cap Value Fund, Value Fund, Veredus Select Growth Fund, Real Estate Fund, Veredus SciTech Fund, Municipal Bond Fund and Investor Money Market Fund are each authorized to issue one class of shares (N Shares). Currently Balanced Fund offers only Class N Shares. Each class of shares are substantially the same except that (i) Class C Shares are subject to a contingent deferred sales charge ("CDSC") of up to 1.00%, which is imposed upon the sale of Class C Shares within 18 months of their purchase, and (ii) certain classes of shares bear class specific expenses, which include distribution fees, shareholder servicing fees and sub-transfer agent fees.

The investment objectives of the Funds are as follows:

--------------------------------------------------------------------------------
GROWTH FUND              Long-term total return through a combination of capital
                         appreciation and current income by investing primarily
                         in a combination of stocks and bonds.
--------------------------------------------------------------------------------
M&C GROWTH FUND          Long-term capital appreciation and, secondarily,
                         current income, by investing primarily in common stocks
                         and convertible securities.
--------------------------------------------------------------------------------
TAMRO LARGE CAP          Long-term capital appreciation.
  VALUE FUND
--------------------------------------------------------------------------------
VALUE FUND               Total return through long-term capital appreciation and
                         current income.
--------------------------------------------------------------------------------
VEREDUS SELECT           Capital appreciation.
  GROWTH FUND
--------------------------------------------------------------------------------
MID CAP FUND             Long-term total return through capital appreciation by
                         investing primarily in common and preferred stocks and
                         convertible securities.
--------------------------------------------------------------------------------
TAMRO SMALL CAP          Long-term capital appreciation.
  FUND
--------------------------------------------------------------------------------
VEREDUS AGGRESSIVE       Capital appreciation.
  GROWTH FUND
--------------------------------------------------------------------------------
REAL ESTATE FUND         Total return through a combination of growth and
                         income.
--------------------------------------------------------------------------------
VEREDUS SCITECH          Long-term capital appreciation.
  FUND
--------------------------------------------------------------------------------
BALANCED FUND            Growth of capital with current income by investing in a
                         combination of equity and fixed income securities.
--------------------------------------------------------------------------------
M&C BALANCED FUND        Long-term total return.
--------------------------------------------------------------------------------
BOND FUND                High current income consistent with prudent risk of
                         capital.
--------------------------------------------------------------------------------
INVESTMENT GRADE         Total return.
  BOND FUND
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND     Interest income and capital appreciation.
--------------------------------------------------------------------------------
MUNICIPAL                High level of current interest income exempt from
  BOND FUND              federal income tax consistent with preservation of
                         capital by investing primarily in intermediate-term
                         municipal securities.
--------------------------------------------------------------------------------
INVESTOR MONEY           High level of current interest income as is consis-
  MARKET FUND            tent with maintaining liquidity and stability of
                         principal.
--------------------------------------------------------------------------------

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. Certain reclassifications have been made to prior year financial information to conform with current year presentations.


| 86

     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2005

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

(1) SECURITY VALUATION: Equity securities and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price ("NOCP"), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices is used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost, which approximates fair value. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain significant events occur and the Adviser does not believe the last sale is an appropriate estimate of fair value. For Investor Money Market Fund, all securities are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) FORWARD CURRENCY TRANSACTIONS: Forward foreign exchange contracts are used to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(4) WHEN ISSUED/DELAYED DELIVERY SECURITIES: The Funds may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. At April 30, 2005, the Funds did not own any when issued or delayed delivery securities.

(5) MORTGAGE-BACKED SECURITIES: Balanced Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund, High Yield Bond Fund and Municipal Bond Fund may invest in mortgage-backed securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued


                                                                            | 87
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     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2005

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher.

The Funds listed above may also invest in  collateralized  mortgage  obligations
(CMOs) and real estate mortgage investment conduits (REMICs). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(6) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Premiums and discounts are amortized or accreted on a straight-line method for the Investor Money Market Fund and effective yield on fixed income securities on all other Funds. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(7) FOREIGN CURRENCY: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM US ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(8) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2004, the following Funds had available realized capital losses to offset future net capital gains through the fiscal year ended:

                                        2008          2009           2010          2011         2012        TOTAL
                                     -----------   -----------   ------------   -----------   --------   ------------
Growth Fund ......................   $21,430,868   $16,039,126   $    282,200   $ 9,280,318   $     --   $ 47,032,512
M&C Growth Fund ..................            --     2,179,871    269,879,575    72,782,075         --    344,841,521
TAMRO Large Cap Value Fund .......            --            --      1,010,847            --         --      1,010,847
Value Fund .......................            --            --      8,116,087     1,555,038         --      9,671,125
Veredus Select Growth Fund .......            --            --        171,950            --         --        171,950
Veredus Aggressive Growth Fund ...            --            --    130,735,641            --         --    130,735,641
Veredus SciTech Fund .............            --       545,680      1,041,291            --    390,520      1,977,491
Balanced Fund ....................            --     1,990,511             --            --         --      1,990,511
M&C Balanced Fund ................            --     4,103,228     18,558,256     2,978,228         --     25,639,712
Bond Fund ........................            --       287,399      2,478,635            --    139,950      2,905,984
Investment Grade Bond Fund .......            --            --             --            --     75,141         75,141


(9) MULTI-CLASS OPERATIONS: With respect to Growth Fund, M&C Growth Fund, Mid Cap Fund, TAMRO Small Cap Fund, Veredus Aggressive Growth Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund, each class offered by these Funds has equal rights as to assets. Income, fund level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated to each class and include distribution fees, shareholder servicing fees and sub-transfer agent fees.


| 88
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-------------------

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

(10) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(11) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are distributed at least annually.

Growth Fund, M&C Growth Fund, TAMRO Large Cap Value Fund, Value Fund, Veredus Select Growth Fund, Mid Cap Fund, TAMRO Small Cap Fund, Veredus Aggressive Growth, Real Estate Fund, Veredus SciTech Fund, Balanced Fund and M&C Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are distributed at least annually.

Municipal Bond Fund and Investor Money Market Fund declare dividends daily, which are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Net realized gains, if any, are distributed at least annually. Differences in dividends per share between classes of Growth Fund, M&C Growth Fund, Mid Cap Fund, TAMRO Small Cap Fund, Veredus Aggressive Growth Fund, M&C Balanced Fund, Bond Fund, Investment Grade Bond Fund and High Yield Bond Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

The tax character of distributions paid during 2004 and 2003 was as follows:

                                           DISTRIBUTIONS PAID IN 2004                     DISTRIBUTIONS PAID IN 2003
                                           --------------------------                     --------------------------
                                  TAX-EXEMPT                       LONG-TERM     TAX-EXEMPT                       LONG-TERM
                                    INCOME     ORDINARY INCOME   CAPITAL GAINS    INCOME      ORDINARY INCOME   CAPITAL GAINS
                                  ----------   ---------------   -------------   ----------   ---------------   -------------
M&C Growth Fund ...............   $       --     $11,590,131       $       --    $       --     $14,063,027      $       --
TAMRO Large Cap Value Fund ....           --          66,473               --            --         107,255              --
Value Fund ....................           --       2,785,108               --            --       2,671,906              --
Mid Cap Fund ..................           --              --          655,679            --              --              --
TAMRO Small Cap Fund ..........           --       4,876,999        4,162,512            --              --              --
Real Estate Fund ..............           --       1,354,833          504,832            --         740,295         898,102
Balanced Fund .................           --       3,970,998               --            --       4,352,069              --
M&C Balanced Fund .............           --       3,905,283               --            --       3,967,528              --
Bond Fund .....................           --      22,589,575               --            --      25,014,471              --
Investment Grade Bond Fund ....           --       1,971,123        1,396,278            --       2,349,011       1,543,571
High Yield Bond Fund ..........           --       1,521,775               --            --         294,453              --
Municipal Bond Fund ...........    1,768,670         250,780          438,383     1,777,278              --              --
Investor Money Market Fund ....           --       1,539,649               --            --       2,849,917              --

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                   CAPITAL LOSS     UNDISTRIBUTED      UNDISTRIBUTED     UNDISTRIBUTED     UNREALIZED
                                   CARRYFORWARD    ORDINARY INCOME   TAX-EXEMPT INCOME   LONG-TERM GAIN   APPRECIATION
                                  -------------    ---------------   -----------------   --------------   ------------
Growth Fund ...................   $ (47,032,512)   $            --   $              --   $           --   $162,753,102
M&C Growth Fund ...............    (344,841,521)         2,881,221                  --               --    224,734,159
TAMRO Large Cap Value Fund ....      (1,010,847)             6,606                  --               --      1,463,181
Value Fund ....................      (9,671,125)           257,102                  --               --     30,803,351
Veredus Select Growth Fund ....        (171,950)                --                  --               --         79,169


                                                                            | 89
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-------------------

                                                                  APRIL 30, 2005

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                     CAPITAL LOSS      UNDISTRIBUTED      UNDISTRIBUTED     UNDISTRIBUTED     UNREALIZED
                                     CARRYFORWARD     ORDINARY INCOME   TAX-EXEMPT INCOME   LONG-TERM GAIN   APPRECIATION
                                     -------------    ---------------   -----------------   --------------   ------------
Mid Cap Fund .....................   $          --    $            --    $            --    $   14,113,655   $ 41,599,530
TAMRO Small Cap Fund .............              --          2,319,413                 --         5,771,261      7,460,762
Veredus Aggressive Growth Fund ...    (130,735,641)                --                 --                --     89,598,174
Real Estate Fund .................              --            470,290                 --         3,025,445     18,856,259
Veredus SciTech Fund .............      (1,977,491)                --                 --                --        115,099
Balanced Fund ....................      (1,990,511)           475,894                 --        13,120,825     25,344,614
M&C Balanced Fund ................     (25,639,712)           404,085                 --                --     10,074,851
Bond Fund ........................      (2,905,984)         1,084,339                 --                --      6,744,784
Investment Grade Bond Fund .......         (75,141)            90,489                 --                --         87,853
High Yield Bond Fund .............              --            217,323                 --            20,783        781,313
Municipal Bond Fund ..............              --                 --             67,597           182,134      2,728,207
Investor Money Market Fund .......              --            221,224                 --                --             --

These amounts are as of the most recent tax year end.

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At April 30, 2005, ABN AMRO Asset Management Holdings, Inc. owned 5,540 shares of Growth Fund, Class C, 100,000 shares of Veredus Select Growth Fund, and 999,987 and 999,986 shares of High Yield Bond Fund, Class N and Class I, respectively. Share Transactions of the Funds were as follows:

SIX MONTHS ENDED APRIL 30, 2005

                                                    PROCEEDS FROM
                                                     REINVESTMENT                     NET INCREASE/(DECREASE)
CLASS N                                 SOLD       OF DISTRIBUTIONS     REDEEMED       IN SHARES OUTSTANDING
-------                              -----------   ----------------   ------------    ----------------------
Growth Fund ......................     6,544,475             81,609     (6,892,874)               (266,790)
M&C Growth Fund ..................     7,815,561             81,408     (9,379,147)             (1,482,178)
TAMRO Large Cap Value Fund .......       509,445              7,789       (174,978)                342,256
Value Fund .......................     1,937,288             45,055       (618,077)              1,364,266
Veredus Select Growth ............       122,211                 --        (29,955)                 92,256
Mid Cap Fund .....................     8,102,686            486,641     (3,475,697)              5,113,630
TAMRO Small Cap Fund .............     5,176,404            461,797     (2,342,403)              3,295,798
Veredus Aggressive Growth Fund ...     5,769,585                 --     (6,985,723)             (1,216,138)
Real Estate Fund .................       834,475            138,217       (466,381)                506,311
Veredus SciTech Fund .............       100,284                 --       (398,018)               (297,734)
Balanced Fund ....................     7,072,190          1,394,890     (8,809,470)               (342,390)
M&C Balanced Fund ................       463,142             40,916     (1,332,751)               (828,693)
Bond Fund ........................     2,549,644            358,790     (2,690,614)                217,820
Investment Grade Bond Fund .......       146,900              4,352         (7,307)                143,945
High Yield Bond Fund .............        49,491              2,856         (6,002)                 46,345
Municipal Bond Fund ..............     1,167,499             67,638       (663,156)                571,981
Investor Money Market Fund .......   351,776,291            313,279   (421,805,532)            (69,715,962)

                                                   PROCEEDS FROM
                                                    REINVESTMENT                    REDEMPTION    NET INCREASE/(DECREASE)
CLASS I                                 SOLD      OF DISTRIBUTIONS    REDEEMED       IN KIND       IN SHARES OUTSTANDING
-------                              ----------   ----------------   -----------    ----------    ----------------------
Growth Fund ......................    7,892,562             15,437    (1,736,902)   (1,686,980)             4,484,117
M&C Growth Fund ..................   15,419,509            251,848   (35,008,935)           --            (19,337,578)
Mid Cap Fund .....................    1,407,364             41,979       (67,094)           --              1,382,249
TAMRO Small Cap Fund (a) .........      733,547                 --       (23,836)                             709,711
Veredus Aggressive Growth Fund ...    1,566,271                 --    (1,265,964)           --                300,307
M&C Balanced Fund ................      203,229             41,565    (3,804,697)           --             (3,559,903)
Bond Fund ........................      658,359            113,895   (20,221,646)           --            (19,449,392)
Investment Grade Bond Fund .......      146,763             34,061      (629,720)           --               (448,896)
High Yield Bond Fund .............        5,149                313        (5,149)           --                    313

(a) TAMRO Small Cap Fund began issuing Class I Shares on January 4, 2005.

                                              PROCEEDS FROM
                                               REINVESTMENT                     NET INCREASE
CLASS C                              SOLD    OF DISTRIBUTIONS   REDEEMED    IN SHARES OUTSTANDING
-------                              -----   ----------------   --------    ---------------------
Growth Fund.......................   2,192                  3     (1,299)                    896


| 90
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-------------------

                                                                  APRIL 30, 2005

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                               PROCEEDS FROM
                                                REINVESTMENT                    NET INCREASE
CLASS R                               SOLD    OF DISTRIBUTIONS   REDEEMED   IN SHARES OUTSTANDING
-------                              ------   ----------------   --------   ---------------------
Growth Fund ......................   14,160                 48    (9,856)                  4,352
M&C Growth Fund...................    6,274                 23    (1,364)                  4,933

YEAR ENDED OCTOBER 31, 2004

                                                    PROCEEDS FROM
                                                     REINVESTMENT                     NET INCREASE/(DECREASE)
CLASS N                                 SOLD       OF DISTRIBUTIONS     REDEEMED       IN SHARES OUTSTANDING
-------                              -----------   ----------------   ------------    ----------------------
Growth Fund ......................    16,573,928                 --    (13,926,226)             2,647,702
M&C Growth Fund ..................    15,270,005             33,576    (14,619,894)               683,687
TAMRO Large Cap Value Fund .......       930,743              5,702       (253,677)               682,768
Value Fund .......................     1,615,352             83,166     (1,169,443)               529,075
Veredus Select Growth ............       111,075                 --        (65,762)                45,313
Mid Cap Fund .....................    15,442,146             30,105     (8,144,739)             7,327,512
TAMRO Small Cap Fund .............     6,940,124            486,161     (3,900,092)             3,526,193
Veredus Aggressive Growth Fund ...    14,318,380                 --    (11,189,657)             3,128,723
Real Estate Fund .................     1,585,733             75,926       (833,027)               828,632
Veredus SciTech Fund .............       932,510                 --       (481,543)               450,967
Balanced Fund ....................     4,748,964            350,083    (13,677,335)            (8,578,288)
M&C Balanced Fund ................     1,439,777            100,533     (2,384,460)              (844,150)
Bond Fund ........................     5,749,231            721,047    (11,330,619)            (4,860,341)
Investment Grade Bond Fund .......       172,695              5,098        (39,920)               137,873
High Yield Bond Fund .............        88,502              2,347        (69,650)                21,199
Municipal Bond Fund ..............     3,489,828            113,370     (2,333,261)             1,269,937
Investor Money Market Fund .......   553,871,106            254,662   (571,046,613)           (16,920,845)

                                                   PROCEEDS FROM
                                                    REINVESTMENT                    NET INCREASE/(DECREASE)
CLASS I                                 SOLD      OF DISTRIBUTIONS    REDEEMED       IN SHARES OUTSTANDING
-------                              ----------   ----------------   -----------    ----------------------
Growth Fund ......................    5,020,496                 --    (1,516,991)             3,503,505
M&C Growth Fund ..................   24,864,189            431,520   (27,463,186)            (2,167,477)
Mid Cap Fund (a) .................    1,148,786                 --        (7,761)             1,141,025
Veredus Aggressive Growth Fund ...    3,961,935                 --    (2,039,784)             1,922,151
M&C Balanced Fund ................    1,380,298            141,372    (5,520,766)            (3,999,096)
Bond Fund ........................    5,764,152            259,659    (8,348,543)            (2,324,732)
Investment Grade Bond Fund .......      315,875            187,868    (1,153,673)              (649,930)
High Yield Bond Fund .............          145                465            --                    610

(a) Mid Cap Fund began issuing Class I Shares on July 6, 2004.

                                               PROCEEDS FROM
                                                REINVESTMENT                    NET INCREASE
CLASS C                               SOLD    OF DISTRIBUTIONS   REDEEMED   IN SHARES OUTSTANDING
-------                              ------   ----------------   --------   ---------------------
Growth Fund.......................   11,228                 --         --                 11,228

                                               PROCEEDS FROM
                                                REINVESTMENT                     NET INCREASE
CLASS R                               SOLD    OF DISTRIBUTIONS   REDEEMED    IN SHARES OUTSTANDING
-------                              ------   ----------------   --------    ---------------------
Growth Fund.......................   31,064                 --    (10,166)                20,898
M&C Growth Fund...................   21,544                 10     (5,501)                16,053

NOTE (E) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the period ended April 30, 2005 were as follows:

                                          AGGREGATE PURCHASES               PROCEEDS FROM SALES
                                          -------------------               -------------------
                                     U.S. GOVERNMENT      OTHER       U.S. GOVERNMENT       OTHER
                                     ---------------   ------------   ---------------   --------------
Growth Fund (a) ..................   $            --   $293,133,733   $            --   $  136,618,962
M&C Growth Fund ..................                --    825,069,946                --    1,184,064,523
TAMRO Large Cap Value Fund .......                --      6,239,604                --        2,033,794
Value Fund .......................                --     48,908,935                --       29,837,979
Veredus Select Growth ............                --      4,801,244                --        3,943,424
Mid Cap Fund .....................                --    185,602,553                --       34,758,113
TAMRO Small Cap Fund .............                --     84,163,277                --       31,217,189


                                                                            | 91
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-------------------

                                                                  APRIL 30, 2005

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                          AGGREGATE PURCHASES               PROCEEDS FROM SALES
                                          -------------------               -------------------
                                     U.S. GOVERNMENT      OTHER       U.S. GOVERNMENT       OTHER
                                     ---------------   ------------   ---------------   --------------
Veredus Aggressive Growth Fund ...   $            --   $451,621,704   $            --   $  496,846,737
Real Estate Fund .................                --     15,233,476                --       10,340,991
Veredus SciTech Fund .............                --      6,879,388                --        9,376,479
Balanced Fund ....................        11,105,529     16,303,346         9,837,847       37,849,346
M&C Balanced Fund ................         2,387,635     21,981,870        11,231,103       80,207,908
Bond Fund ........................        24,204,398     10,297,987        92,993,226      134,373,803
Investment Grade Bond Fund .......         2,732,717      2,904,781         2,362,267        6,848,420
High Yield Bond Fund .............                --      4,978,854                --        5,345,511
Municipal Bond Fund ..............                --     13,015,156                --        6,662,115

(a) The Growth Fund had a redemption-in-kind on February 28, 2005 which resulted in a redemption out of the Fund of $37,332,876 and is excluded from the proceeds from sales above. The redemption was comprised of securities and cash in the amounts of $36,651,123 and $681,753, respectively.

NOTE (F) REDEMPTION FEES: In accordance with the prospectuses, certain Funds assessed a 2% redemption fee on fund share redemptions and exchanges within specified time periods, as indicated in the following table:

FUND NAME                        TIME PERIOD        AMOUNT     FUND NAME                    TIME PERIOD         AMOUNT
---------                        ----------------   --------   --------------------------   -----------------   --------
Growth Fund                      2% Within 7 Days   $  3,225   Real Estate Fund             2% Within 90 Days   $  6,019
M&C Growth Fund                  2% Within 7 Days      7,100   Veredus SciTech Fund         2% Within 90 Days      2,090
TAMRO Large Cap Value Fund       2% Within 7 Days         --   Balanced Fund                2% Within 7 Days         169
Value Fund                       2% Within 7 Days          2   M&C Balanced Fund            2% Within 7 Days          60
Veredus Select Growth            2% Within 7 Days         --   Bond Fund                    2% Within 7 Days       3,389
Mid Cap Fund                     2% Within 7 Days      3,114   Investment Grade Bond Fund   2% Within 7 Days          --
TAMRO Small Cap Fund             2% Within 7 Days      2,858   High Yield Bond Fund         2% Within 90 Days        945
Veredus Aggressive Growth Fund   2% Within 7 Days     14,800   Municipal Bond Fund          2% Within 90 Days      5,687

Redemption fees are allocated back to each class based on relative net assets and have been deducted from gross redemption proceeds on the Statement of Changes in Net Assets.

NOTE (G) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Under various advisory agreements with the Funds, each Adviser provides the Funds with investment advisory services. Under terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on a specified annual rate of average daily net assets. In addition, certain Funds have an expense limitation agreement with the Adviser, which cap annual total expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets, respectively. There are no contractual expense limitations for Class C and Class R shareholders. Contractual expense limitation contracts are effective through February 28, 2006. The advisory rates and contractual expense limitations for the six months ended April 30, 2005 were as follows:

                                                                                                         CONTRACTUAL
                                                                                                     EXPENSE LIMITATIONS
                                                                                                     -------------------
                                               ADVISER                        ADVISORY FEES          CLASS N     CLASS I
                                 -----------------------------------   ---------------------------   -------     -------
Growth Fund                        ABN AMRO Asset Management, Inc.                0.70%                N/A         N/A
M&C Growth Fund                        Montag & Caldwell, Inc.         0.80% on first $800,000,000
                                                                         0.60% over $800,000,000       N/A         N/A
TAMRO Large Cap Value Fund           TAMRO Capital Partners LLC                   0.80%               1.20%        N/A
Value Fund                       ABN AMRO Asset Management (USA) LLC              0.80%               0.94%        N/A
Veredus Select Growth Fund          Veredus Asset Management LLC                  0.80%               1.30%        N/A
Mid Cap Fund                       ABN AMRO Asset Management, Inc.     0.80% on first $100,000,000
                                                                         0.75% next $300,000,000
                                                                         0.70% over $400,000,000      1.40%       1.15%
TAMRO Small Cap Fund                 TAMRO Capital Partners LLC                   0.90%               1.30%       1.05%
Veredus Aggressive Growth Fund      Veredus Asset Management LLC                  1.00%               1.49%       1.24%
Real Estate Fund                 ABN AMRO Asset Management (USA) LLC              1.00%               1.37%        N/A
Veredus SciTech Fund                Veredus Asset Management LLC                  1.00%               1.60%        N/A
Balanced Fund                      ABN AMRO Asset Management, Inc.                0.70%                N/A         N/A
M&C Balanced Fund                      Montag & Caldwell, Inc.                    0.75%                N/A         N/A
Bond Fund                          ABN AMRO Asset Management, Inc.                0.55%               0.74%       0.49%


| 92

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-------------------

                                                                  APRIL 30, 2005

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                                                       CONTRACTUAL
                                                                                   EXPENSE LIMITATIONS
                                                                                   -------------------
                                           ADVISER                 ADVISORY FEES   CLASS N     CLASS I
                             -----------------------------------   -------------   -------     -------
Investment Grade Bond Fund     ABN AMRO Asset Management, Inc.         0.50%        0.89%       0.64%
High Yield Bond Fund         ABN AMRO Asset Management (USA) LLC       0.45%        0.80%       0.55%
Municipal Bond Fund (a)        ABN AMRO Asset Management, Inc.         0.60%         N/A         N/A
Investor Money Market Fund     ABN AMRO Asset Management, Inc.         0.40%         N/A         N/A

(a) The Adviser voluntarily waived management fees and all distribution fees for the Municipal Bond Fund so that the net expense ratio was 0.50%. The Adviser may revise or discontinue the voluntary waivers at any time.

In addition, the Adviser entered into sub-advisory agreements with the following entities for the following Funds:

FUND                          SUB-ADVISER
------------        -------------------------------
Value Fund          MFS Institutional Advisors, Inc
Mid Cap Fund        Optimum Investment Advisers, LP

Sub-advisory fees are paid monthly by the Adviser.

ABN AMRO Investment Fund Services, Inc. (the "Administrator"), provides the Funds with various administrative services. Effective April 1, 2005, under terms of the administration agreement, administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The administration fee arrangement is as follows:

ADMINISTRATION FEES AT TRUST LEVEL       ANNUAL RATE
----------------------------------       -----------
First $7.4 billion                         0.0490%
Over $7.4 billion                          0.0465%

Prior to April 1, 2005, under terms of the administration agreement, administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and custody liaison fees were accrued for at a fixed charge that varied according to the size of the Fund. The fee arrangements were as follows:

ADMINISTRATION FEES
AT TRUST LEVEL                ANNUAL RATE   CUSTODY LIAISON FEES           ANNUAL RATE
-------------------           -----------   --------------------           -----------
First $2 billion                0.060%      First $100 million               $10,000
$2 billion to $12.5 billion     0.050%      $100 million to $500 million     15,000
Over $12.5 billion              0.045%      Over $500 million                20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Funds. Effective April 1, 2005, under the terms of the sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000. The sub-administration fee arrangement is as follows:

SUB-ADMINISTRATION FEES         ANNUAL RATE
-----------------------         -----------
First $7.4 billion                0.0255%
Over $7.4 billion                 0.0230%

Prior to April 1, 2005, under the terms of the sub-administration agreement, sub-administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, as follows:

SUB-ADMINISTRATION FEES         ANNUAL RATE
-----------------------         -----------
First $2 billion                  0.045%
$2 billion to $3 billion          0.040%
$3 billion to $8 billion          0.030%
$8 billion to $12 billion         0.025%
Over $12 billion                  0.020%

Prior to April 1, 2005, custody liaison fees were fixed at an annual rate of $10,000 per Fund.

ABN AMRO Distribution Services (USA) Inc. serves as principal underwriter and distributor of the Funds' shares. Pursuant to Rule 12b-1 distribution plans (the "Plans") adopted by the Funds, with the exception of Investor Money Market Fund, with respect to Class N shares, Class R shares and Class C shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's Class N average daily net assets, 0.50% of each participating Fund's Class R average daily net assets and 0.75% of each participating Fund's Class C average daily net assets. The Class I shares do not have distribution plans.

The Growth Fund has also adopted a shareholder servicing plan for the Class C shares. The Distributor is paid a fee at an annual rate up to 0.25% of the average daily net assets of the Class C shares, for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions and changing their dividend options, account designations and addresses. In addition, the Distributor is paid a CDSC of up to 1.00% on the redemption of Class C Shares within 18 months of their purchase. For the six month period ended April 30, 2005, the Distributor received $86 of CDSC from redemptions of Growth Fund Class C Shares.


                                                                            | 93
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-------------------

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

In addition, some of the Funds, with respect to Class N shares, Class I shares, Class C shares and Class R shares, pay a sub-transfer agent fee pursuant to certain fee arrangements. For the six months ended April 30, 2005, the fees charged to these Funds for Class N, Class I, Class C and Class R, which are included in the Transfer agent fees on the Statement of Operations, were as follows:

                                   SUB-TRANSFER AGENT FEES
                                 ----------------------------
FUND                             CLASS N    CLASS I   CLASS C   CLASS R
----                             --------   -------   -------   -------
Growth Fund                      $130,786   $    --   $    --   $    --
M&C Growth Fund                   185,770    51,122        --        --
TAMRO Large Cap Value Fund          1,060        --        --        --
Value Fund                             --        --        --        --
Mid Cap Fund                      115,738        --        --        --
TAMRO Small Cap Fund                2,159        --        --        --
Veredus Aggressive Growth Fund     98,490     6,297        --        --
Real Estate Fund                    3,800        --        --        --
Veredus SciTech Fund                  912        --        --        --
Balanced Fund                      11,209        --        --        --
M&C Balanced Fund                      --        --        --        --
Bond Fund                              --        --        --        --
Municipal Bond Fund                 6,270        --        --        --

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. Effective January 1, 2005, the Trust pays each non-interested Trustee $5,000 per Board of Trustees' meeting attended, an annual retainer of $25,000 and reimburses for out-of-pocket expenses. In addition, the Trust pays each member of the Nominating and Governance Committee a $2,000 annual retainer and each member of the Audit Committee a $2,500 annual retainer. The Chairman of the Audit Committee receives an additional $10,000 per year, the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year, and the Lead Independent Trustee receives an additional $20,000 per year. Between March 1, 2004 and January 1, 2005, the Trust paid each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $10,000 and reimbursed each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses. Additionally, the Chairman of the Audit Committee received an additional $5,000 per year. Prior to March 1, 2004, the Trust paid each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimbursed each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses.

NOTE (H) CREDIT AGREEMENT: The Credit Agreement, amended March 17, 2005, with The Bank of Nova Scotia provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust, including these Funds, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility in addition to an annual administration fee of $37,500 and reasonable legal expenses incurred in connection with the preparation of any amendments. The interest rate on outstanding loans is equivalent to the Federal Funds Rate or LIBOR (London InterBank Offering Rate), as applicable, plus 0.625%. Borrowings must be repaid within 60 days. During the six months ending April 30, 2005, the Funds made no borrowings against the line of credit.

NOTE (I) LIQUIDATIONS: At a meeting held on February 20, 2005, the Board of Trustees of the Trust approved the liquidations of Equity Plus Fund and Global Emerging Markets Fund effective March 29, 2005.

NOTE (J) SUBSEQUENT EVENT: The Trust filed a Post-Effective Amendment to its Registration Statement on April 13, 2005 for the purpose of adding two new series to the Trust, ABN AMRO/River Road Small Cap Value Fund - Class N and ABN AMRO/River Road Dynamic Equity Income Fund - Class N (the "New Funds"). The New Funds are expected to commence operations on or about June 30, 2005.


| 94

     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2005

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at www.sec.gov. and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 800 SEC-0330.

PROXY VOTING: ABN AMRO Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992-8151; (ii) on ABN AMRO Funds' Web site at www.abnamrofunds.com; and (iii) on the SEC's Web site at www.sec.gov.

ABN AMRO Funds' Proxy Voting Record for the most recent twelve-month period ended June 30, 2004 is available without charge (i) on the Funds' Web site at www.abnamrofunds.com; and (ii) on the SEC's Web site at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY CONTRACTS: The 1940 Act requires that the investment advisory agreements between the Investment Advisers and the Trust and the Sub-Advisers and the Investment Advisers on behalf of each Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. On December 16, 2004, The Board of Trustees, including all the Independent Trustees, determined that the terms of the investment advisory and sub-advisory agreements are fair and reasonable and approved the continuance of the investment advisory and sub-advisory agreements as being in the best interests of the Funds. The Board of Trustees, including all the Independent Trustees, believes that the current investment advisory and sub-advisory agreements enable the Funds to enjoy high quality investment advisory services at costs that are deemed appropriate, reasonable and in the best interests of the Trust and its shareholders. In making such determinations, the Board of Trustees, including all the Independent Trustees, considered materials received specifically relating to the renewal of the investment advisory and sub-advisory agreements as well as information received periodically regarding the performance of the Investment Advisers and Sub-Advisers and the operations of the Funds. The Independent Trustees met separately from the "interested" Trustees of the Trust and all officers, directors and employees of the Investment Advisers or their affiliates to consider continuance of these agreements and were assisted by independent legal counsel in their considerations.

In evaluating the investment advisory and sub-advisory agreements for each Fund, as applicable, the Board of Trustees reviewed materials furnished by the Investment Advisers and Sub-Advisers, including information regarding each Investment Adviser or Sub-Adviser, its affiliates and personnel, its operations and financial condition. Among other information, the Board of Trustees reviewed information regarding: (1) the nature, extent and quality of the services provided to the Funds, including information on both the short-term and long-term investment performance of each Fund and comparisons to a relevant peer group of funds and an appropriate index, as well as information regarding the personnel involved in the investment process and the record of compliance with each Fund's investment policies and restrictions and with each Fund's policies and restrictions on personal securities transactions; (2) the advisory fees charged and total expense ratios of the Funds compared to a relevant peer group of funds; (3) sub-advisory fees paid by the Investment Adviser and fees waived or expenses reimbursed by the Investment Adviser; (4) the Investment Adviser's financial condition and the profitability to the Investment Adviser of its relationship with the Funds; (5) any breakpoints in the investment advisory fees that have the effect of passing on economies of scale to Fund investors; (6) the allocation of each Fund's brokerage, if any, including the use of "soft" commission dollars to pay for research and brokerage services; (7) revenue sharing payments made by the Investment Adviser; and (8) other benefits received by affiliates of the Investment Adviser from its relationship with the Fund.

In considering the investment advisory and sub-advisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered. Among the matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the investment advisory and sub-advisory agreements were the following:

BENEFITS TO SHAREHOLDERS. The Board of Trustees considered the benefit to shareholders of investing in a Fund that is part of a larger complex of funds offering a wide


                                                                            | 95
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-------------------

                                                                  APRIL 30, 2005

ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

variety of investment objectives and strategies. The Board of Trustees also considered the benefit to shareholders of a long-term relationship with a capable and conscientious adviser.

INVESTMENT COMPLIANCE AND PERFORMANCE. The Board of Trustees considered whether each Fund has operated within its investment objective and its record of compliance with its investment restrictions. The Board of Trustees concluded that each Fund was managed consistently with its investment objectives and policies as disclosed to shareholders. It also reviewed each Fund's investment performance, and reviewed that performance as compared to a relevant peer group of mutual funds and an appropriate index.

INVESTMENT ADVISERS' PERSONNEL AND METHODS. The Board of Trustees meets at least annually with representatives of the portfolio management team for each Fund and discusses the portfolio managers' approach to managing the Fund. The Board also discusses with senior management of the Investment Adviser the adequacy of resources and the background and quality of the investment management team.

EXPENSE. The Board of Trustees considered each Fund's expense ratio, and the expense ratios of a peer group of funds. It also considered the investment advisory fee paid by each Fund and the fees waived or expenses reimbursed by the Investment Adviser. The Board of Trustees also considered the advisory or sub-advisory fees charged by the Investment Adviser to other investment company clients, but noted that in many cases the services provided were not comparable.

COSTS AND PROFITABILITY. The Board of Trustees considered various financial statements for the Investment Advisers as well as gross and net advisory fees received by the Investment Advisers for each Fund. The Board of Trustees also reviewed the pre-tax profit for each Investment Adviser along with statistics on the portion of the adviser's business associated with the Funds. The Board considered that the Investment Advisers must be able to compensate their employees at competitive rates in order to attract and retain high quality personnel to provide high quality services to the Funds. The Board also considered that for smaller Funds, the net income generated from the advisory relationship was not large, and in some cases was negative.

ECONOMIES OF SCALE. The Board of Trustees considered whether the Funds have appropriately benefited from any economies of scale. The Board of Trustees considered the size of the Funds, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board of Trustees concluded that any economies of scale are being shared between Fund shareholders and the Investment Adviser in an appropriate manner.

OTHER BENEFITS TO THE INVESTMENT ADVISERS. The Board of Trustees also considered the nature and amount of fees paid by each Fund for services provided by affiliates of the Investment Advisers for administration services. The Board of Trustees also considered payments under Rule 12b-1 plans and benefits to Investment Advisers and Sub-Advisers from the use of "soft" commission dollars to pay for research and brokerage services.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all the Independent Trustees, concluded that the existing advisory fee structures were fair and reasonable, and that the existing investment advisory and sub-advisory agreements should be approved for continuance.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who


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-------------------

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ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                              BEGINNING    ENDING
                               ACCOUNT     ACCOUNT                 EXPENSES
                                VALUE       VALUE     EXPENSE     PAID DURING
                              11/01/04    04/30/05    RATIO(1)     PERIOD(2)
                              ---------   ---------   --------    -----------

GROWTH FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $  974.50       1.10%         $5.39
   Class I .................      1,000      975.60       0.82%          4.02
   Class R .................      1,000      973.60       1.32%          6.46
   Class C .................      1,000      971.10       1.82%          8.89
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,019.34       1.10%         $5.51
   Class I .................      1,000    1,020.73       0.82%          4.11
   Class R .................      1,000    1,018.25       1.32%          6.61
   Class C .................      1,000    1,015.77       1.82%          9.10

MONTAG & CALDWELL GROWTH FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $1,020.50       1.03%         $5.16
   Class I .................      1,000    1,021.70       0.74%          3.76
   Class R .................      1,000    1,019.60       1.24%          6.21
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,019.69       1.03%         $5.16
   Class I .................      1,000    1,021.12       0.74%          3.76
   Class R .................      1,000    1,018.65       1.24%          6.21

                              BEGINNING    ENDING
                               ACCOUNT     ACCOUNT                 EXPENSES
                                VALUE       VALUE     EXPENSE     PAID DURING
                              11/01/04    04/30/05    RATIO(1)     PERIOD(2)
                              ---------   ---------   --------    -----------

TAMRO LARGE CAP VALUE FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $1,048.90       1.20%         $6.10
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,018.84       1.20%         $6.01

VALUE FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $1,067.70       0.94%         $4.82
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,020.13       0.94%         $4.71

VEREDUS SELECT GROWTH FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $1,036.90       1.30%         $6.57
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,018.35       1.30%         $6.51

MID CAP FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $1,021.30       1.27%         $6.36
   Class I .................      1,000    1,023.10       0.97%          4.87
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,018.50       1.27%         $6.36
   Class I .................      1,000    1,019.98       0.97%          4.86

TAMRO SMALL CAP FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $  995.20       1.30%         $6.43
   Class I .................      1,000      930.80       1.05%          5.03
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,018.35       1.30%         $6.51
   Class I .................      1,000    1,019.59       1.05%          5.26

VEREDUS AGGRESSIVE GROWTH FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $1,002.50       1.43%         $7.10
   Class I .................      1,000    1,003.70       1.15%          5.71
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,017.70       1.43%         $7.15
   Class I .................      1,000    1,019.09       1.15%          5.76

REAL ESTATE FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $1,068.60       1.37%         $7.03
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,018.00       1.37%         $6.85

VEREDUS SCITECH FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $  923.40       1.60%         $7.63
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,016.86       1.60%         $8.00

BALANCED FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $  986.40       1.09%         $5.37
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,019.39       1.09%         $5.46

M&C BALANCED FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $1,014.40       1.15%         $5.74
   Class I .................      1,000    1,015.10       0.90%          4.50


                                                                            | 97

     ABN AMRO FUNDS
-------------------

                                                                  APRIL 30, 2005
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                              BEGINNING    ENDING
                               ACCOUNT     ACCOUNT                 EXPENSES
                                VALUE       VALUE     EXPENSE     PAID DURING
                              11/01/04    04/30/05    RATIO(1)     PERIOD(2)
                              ---------   ---------   --------    -----------

M&C BALANCED FUND

   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,019.09       1.15%         $5.76
   Class I .................      1,000    1,020.33       0.90%          4.51

BOND FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $1,002.60       0.74%         $3.67
   Class I .................      1,000    1,003.80       0.49%          2.43
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,021.12       0.74%         $3.71
   Class I .................      1,000    1,022.36       0.49%          2.46

INVESTMENT GRADE BOND FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $1,002.70       0.89%         $4.42
   Class I .................      1,000    1,003.80       0.64%          3.18
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,020.38       0.89%         $4.46
   Class I .................      1,000    1,021.62       0.64%          3.21

HIGH YIELD BOND FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $  989.30       0.80%         $3.95
   Class I .................      1,000      990.60       0.55%          2.71
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,020.83       0.80%         $4.01
   Class I .................      1,000    1,022.07       0.55%          2.76

MUNICIPAL BOND FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $1,005.60       0.50%         $2.49
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,022.32       0.50%         $2.51

INVESTOR MONEY MARKET FUND
   ACTUAL FUND RETURN
   Class N .................     $1,000   $1,009.10       0.55%         $2.74
   HYPOTHETICAL 5% RETURN
   Class N .................     $1,000   $1,022.07       0.55%         $2.76

(1)   Annualized, based on the Funds' most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.


| 98

ABN AMRO FUNDS

ADVISERS

ABN AMRO Asset Management (USA) LLC
161 North Clark Street
Chicago, IL 60601

ABN AMRO Asset Management, Inc.
161 North Clark Street
Chicago, IL 60601

Montag & Caldwell, Inc.
3455 Peachtree Road, NE, Suite 1200
Atlanta, GA 30326

TAMRO Capital Partners LLC
1660 Duke St.
Alexandria, VA 22314

Veredus Asset Management LLC
One Paragon Centre
6060 Dutchmans Lane, Suite 320
Louisville, KY 40205

SHAREHOLDER SERVICES

ABN AMRO Funds
P.O. Box 9765
Providence, RI 02940

DISTRIBUTOR

ABN AMRO Distribution Services (USA) Inc.
760 Moore Road
King of Prussia, PA 19406

OFFICERS

Kenneth C. Anderson, President and Chief
    Executive Officer
Gerald F. Dillenburg, Senior Vice President,
    Secretary and Treasurer, Chief Financial
    Officer, Chief Operating Officer and
    Chief Compliance Officer
William Long, Vice President
Juli A. Braun, Assistant Secretary
Michael A. Cozzi, Assistant Treasurer
Laura M. Hlade, Assistant Treasurer
Marc J. Peirce, Assistant Secretary

CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL

Vedder, Price, Kaufman & Kammholz
222 N. LaSalle Street
Chicago, IL 60601

INDEPENDENT REGISISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Sears Tower
233 S. Wacker Drive
Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800 992-8151.


                                                                            | 99

                       This page intentionally left blank.

GUIDE TO SHAREHOLDER BENEFITS
--------------------------------------------------------------------------------

We're delighted to offer all ABN AMRO Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. - 7 p.m. ET.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For N class shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule and invest it in your ABN AMRO Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

FREE CHECK WRITING SERVICES AVAILABLE

If you are an investor in ABN AMRO Investor Money Market Fund, you can take advantage of free check writing privileges. Checks must be written for $100 or more.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEB SITE

You can access account balances, view statements, obtain fund information and make transactions online 24 hours a day, 7 days a week.

                              www.abnamrofunds.com

Our Shareholder Services Line

Is at Your Service 24 Hours a Day

--------------------------------------------------------------------------------
  800 992-8151

Investor Services Associates are available to assist you Monday - Friday 9 a.m. to 7 p.m., ET. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

[GRAPHIC OMITTED]
ABN AMRO ASSET MANAGEMENT LOGO ART


                                                                     ABSEM 05 01

[GRAPHIC OMITTED]                              ABN AMRO Funds
ABN AMRO ASSET MANAGEMENT LOGO ART


APRIL 30 / 2005                                CLASS Y & YS SHARES

Semi-Annual Report 2005                        Institutional Money Market

          THIS PRIVACY STATEMENT IS NOT PART OF THE SEMI ANNUAL REPORT

                                PRIVACY STATEMENT

At ABN AMRO Funds, we appreciate the privacy concerns and expectations of our customers. Together with the Funds' distributor, ABN AMRO Distribution Services
(USA) Inc., we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT
We collect and retain nonpublic personal information about you that may include:

     o Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;
     o Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and
     o Information we collect through the use of Internet "cookies" when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE
We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

     o Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;
     o Companies that provide services for us to help market our products to you; and
     o Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY
Within both the Funds' and Distributor's organizations, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet "cookies" on our Web site. In addition, in order to provide you with access to your account via the Web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY
Our privacy policies apply only to those individual investors who have or had a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, both the Funds and the Distributor consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.

The ABN AMRO Funds value your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800 992-8151 if you have any questions concerning our policy, or visit us at www.abnamrofunds.com for additional copies of this policy.

ABN AMRO Funds

TABLE OF CONTENTS

Performance Summary...............................   2
Schedule of Investments...........................   3
Statement of Assets and Liabilities...............   6
Statement of Operations...........................   7
Statement of Changes in Net Assets................   8
Financial Highlights..............................   9
Notes to Financial Statements.....................  10
Additional Information............................  13





INSTITUTIONAL MONEY MARKET FUND

  Institutional Prime Money Market Fund




     THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN
    THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH
                         INCLUDES DETAILS REGARDING THE
          FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.



     ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA)
                INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

            SHAREHOLDER SERVICES 800 992-8151 O WWW.ABNAMROFUNDS.COM




              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

                  ABN AMRO is a registered service mark of ABN
                               AMRO Holding N.V.
                              All rights Reserved.

                                                                             | 1

ABN AMRO Funds
--------------
PERFORMANCE SUMMARY (UNAUDITED)
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       YIELDS                              RETURNS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          AVERAGE
                                                                                                                AVERAGE    ANNUAL
                                                                 7-DAY       30-DAY                             ANNUAL      SINCE
                                             INCEPTION           AVERAGE     AVERAGE   SIX MONTHS  ONE YEAR     5 YEAR    INCEPTION
 FUND                                          DATE       CLASS   YIELD       YIELD     RETURN(A)   RETURN      RETURN     TO DATE
-----------------------------------------------------------------------------------------------------------------------------------
 Institutional Prime Money Market Fund       12/28/99       Y        2.74%      2.68%       1.12%       1.74%      2.65%      2.84%
-----------------------------------------------------------------------------------------------------------------------------------
                                             06/29/00      YS        2.49%      2.43%       1.00%       1.49%       N/A       2.27%
-----------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ABNAMROFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES. RETURN FIGURES REFLECT ANY EXPENSE REIMBURSEMENTS AND FEE WAIVERS. WITHOUT REIMBURSEMENTS OR WAIVERS, FUND RETURNS WOULD HAVE BEEN LOWER.

AN INVESTMENT IN THE ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE 7-DAY YIELD MORE CLOSELY REFLECTS THE FUND'S CURRENT EARNINGS THAN THE TOTAL RETURN QUOTATIONS.

(A) NOT ANNUALIZED





| 2

ABN AMRO Funds
---------------
INSTITUTIONAL PRIME MONEY MARKET FUND                             APRIL 30, 2005
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

COMMERCIAL PAPER ................... 52%
CERTIFICATES OF DEPOSIT ............ 14%
TIME DEPOSITS ...................... 13%
INSURANCE FUNDING AGREEMENTS .......  8%
REPURCHASE AGREEMENTS ..............  8%
FLOATING RATE NOTE .................  4%
U.S. GOVERNMENT AGENCY OBLIGATIONS .  1%

% OF TOTAL NET ASSETS

                                                       MARKET
 PAR VALUE                                              VALUE
----------                                             -------


COMMERCIAL PAPER (A) - 52.40%
               ASSET-BACKED (B) - 17.81%
$  50,000,000  Blue Ridge Asset Funding
                 2.890%, 05/23/05 ...............   $  49,911,694
               CDC IXIS Capital Markets
   15,000,000    2.600%, 05/04/05 ...............      14,996,750
   25,000,000    2.865%, 07/20/05 ...............      24,840,833
   25,000,000    2.970%, 07/20/05 ...............      24,835,000
               Edison Asset Securitization
   25,000,000    3.080%, 08/03/05 ...............      24,798,944
   25,000,000    2.960%, 08/16/05 ...............      24,780,056
   25,000,000  Falcon Asset Securitization
                 2.840%, 05/11/05 ...............      24,980,278
               Fountain Square Commercial
               Funding
   25,134,000    2.860%, 06/02/05 ...............      25,070,104
   25,000,000    2.960%, 06/15/05 ...............      24,907,500
   12,172,000    2.970%, 06/20/05 ...............      12,121,790
               Giro-Multifunding
   13,746,000    2.920%, 05/13/05 ...............      13,732,621
   20,026,000    2.740%, 05/16/05 ...............      20,003,137
   36,500,000    2.950%, 05/20/05 ...............      36,443,172
   36,899,000  Jupiter Securitization
                 2.950%, 05/12/05 ...............      36,865,740
   18,500,000  KfW International Finance
                 2.850%, 07/25/05 ...............      18,375,510
   25,000,000  Yorktown Capital
                 2.960%, 06/17/05 ...............      24,903,389
                                                   --------------
                                                      401,566,518
                                                   --------------
               AUTOMOBILE - 7.18%
   25,000,000  American Honda Finance
                 2.720%, 05/05/05 ...............      24,992,444
               FCAR Owner Trust
   18,000,000    2.440%, 05/03/05 ...............      17,997,560
   20,000,000    2.770%, 06/13/05 ...............      19,933,828
   25,000,000    2.940%, 07/05/05 ...............      24,867,292
   20,000,000    2.820%, 07/08/05 ...............      19,893,467


                                                       MARKET
 PAR VALUE                                              VALUE
----------                                             -------

               AUTOMOBILE (CONTINUED)
               Toyota Motor Credit
$  25,000,000    2.730%, 05/02/05 ...............   $  24,998,104
   15,000,000    3.380%, 12/05/05 ...............      14,692,983
   15,000,000    3.450%, 01/03/06 ...............      14,644,938
                                                   --------------
                                                      162,020,616
                                                   --------------
               BANKS - 19.68%
   26,418,000  Abbey National Bank
                 2.940%, 05/18/05 ...............      26,381,323
               Barclays US Funding
   20,000,000    2.685%, 05/24/05 ...............      19,965,692
   25,000,000    2.870%, 08/04/05 ...............      24,810,660
   25,000,000  BNP Paribas Finance (NY)
                 2.930%, 06/09/05 ...............      24,920,646
   25,000,000  Danske
                 2.900%, 08/08/05 ...............      24,800,625
               Depfa Bank (NY)
   25,000,000    3.090%, 08/04/05 (b) ...........      24,796,146
   25,000,000    3.105%, 08/15/05 (b) ...........      24,771,437
   32,222,000  Dexia Delaware
                 3.000%, 06/22/05 ...............      32,082,371
               Nordea Bank (NY)
   25,000,000    3.090%, 08/09/05 ...............      24,785,417
   25,000,000    2.890%, 08/11/05 ...............      24,795,292
               Societe Generale North America
   35,000,000    2.975%, 05/05/05 ...............      34,988,430
   27,000,000    2.860%, 07/18/05 ...............      26,832,690
               UBS Finance (DE)
   32,000,000    2.650%, 05/03/05 ...............      31,995,289
   10,000,000    2.860%, 06/14/05 ...............       9,965,044
    8,500,000    2.900%, 06/22/05 ...............       8,464,394
    9,750,000    3.050%, 07/22/05 ...............       9,682,265
               Westpac Capital
   25,000,000    2.655%, 05/12/05 ...............      24,979,719
   20,000,000    2.950%, 06/10/05 ...............      19,934,444
   25,000,000    3.020%, 08/09/05 ...............      24,790,278
                                                   --------------
                                                      443,742,162
                                                   --------------
               FINANCIAL SERVICES - 4.41%
               General Electric Capital
   25,000,000    2.150%, 05/16/05 ...............      24,977,604
   25,000,000    3.190%, 09/12/05 ...............      24,703,153
   25,000,000  HSBC Finance
                 2.950%, 06/14/05 ...............      24,909,861
   25,000,000  International Lease Finance
                 2.940%, 07/07/05 ...............      24,863,208
                                                   --------------
                                                       99,453,826
                                                   --------------
               INSURANCE - 3.32%
   25,000,000  ING (US) Funding
                 3.030%, 07/08/05 ...............      24,856,917
               ING America Insurance Holdings
   27,000,000    2.930%, 05/31/05 ...............      26,934,075
   23,154,000    3.040%, 07/06/05 ...............      23,024,955
                                                   --------------
                                                       74,815,947
                                                   --------------
               TOTAL COMMERCIAL PAPER
                 (Cost $1,181,599,069) ..........   1,181,599,069
                                                   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             | 3

ABN AMRO Funds
---------------
INSTITUTUTIONAL PRIME MONEY MARKET FUND                           APRIL 30, 2005
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                       MARKET
 PAR VALUE                                              VALUE
----------                                             -------

CERTIFICATES OF DEPOSIT - 14.20%
$  25,000,000  Bank of Montreal (Chicago)
                 2.916%, 09/22/05 (d) ...........   $  24,995,554
   25,000,000  Credit Agricole Indosuez (NY)
                 2.945%, 08/23/05 (d) ...........      24,996,532
   30,000,000  Credit Suisse First Boston
                 Bank (NY)
                 2.740%, 05/02/05 ...............      30,000,000
   25,000,000  First Tennessee Bank
                 2.990%, 06/20/05 ...............      25,000,000
               Fortis Bank (NY)
   25,000,000    2.790%, 09/01/05 (d) ...........      24,997,356
   20,000,000    2.795%, 03/02/06 (d) ...........      19,994,137
   26,000,000  HBOS Treasury Services
                 2.080%, 05/26/05 ...............      26,000,000
   10,100,000  HSBC Bank
                 2.750%, 06/27/05 . .............      10,096,832
   25,000,000  Landesbank Baden-Wuerttemberg
                 2.870%, 10/13/05 (d) ...........      24,997,640
               Natexis Banques Populaires (NY)
   26,000,000    2.300%, 06/17/05 ...............      26,000,000
   33,000,000    2.900%, 07/29/05 ...............      33,000,000
   25,000,000  Regions Bank
                 2.190%, 05/12/05 ...............      25,000,000
   25,000,000  Societe Generale (NY)
                 2.841%, 08/10/05 (d) ...........      24,998,317
                                                   --------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $320,076,368) ............     320,076,368
                                                   --------------

TIME DEPOSITS - 12.92%
   41,400,000  Chase Manhattan Bank
                 2.938%, 05/02/05 ...............      41,400,000
   95,000,000  Harris Trust & Savings Bank
                 2.950%, 05/02/05 ...............      95,000,000
   95,000,000  Keybank
                 2.950%, 05/02/05 ...............      95,000,000
   60,000,000  Wells Fargo Bank
                 2.938%, 05/02/05 ...............      60,000,000
                                                   --------------
               TOTAL TIME DEPOSITS
                 (Cost $291,400,000) ............     291,400,000
                                                   --------------

INSURANCE FUNDING AGREEMENTS (C) - 7.54%
   40,000,000  Allstate Life Insurance
                 Funding Agreement
                 3.114%:
                 Reset Date: 05/16/05
                 Maturity Date: 11/01/05 ........      40,000,000
   30,000,000  Hartford Life Insurance
                 Funding Agreement
                 2.990%:
                 Reset Date: 05/02/05
                 Maturity Date: 10/03/05 ........      30,000,000
               Metropolitan Life Insurance
                 Funding Agreements
   40,000,000    2.930%:
                 Reset Date: 05/02/05
                 Maturity Date: 02/01/06 ........      40,000,000
   10,000,000    3.220%:
                 Reset Date: 07/01/05
                 Maturity Date: 04/20/06 ........      10,000,000


                                                       MARKET
 PAR VALUE                                              VALUE
----------                                             -------


INSURANCE FUNDING AGREEMENTS (CONTINUED)
$  50,000,000  Travelers Insurance
                 Funding Agreement
                 3.090%:
                 Reset Date: 05/23/05
                 Maturity Date: 12/23/05 ........  $   50,000,000
                                                   --------------
               TOTAL INSURANCE FUNDING
               AGREEMENTS
                 (Cost $170,000,000) ............     170,000,000
                                                   --------------

FLOATING RATE NOTES (D) - 4.48%
   25,000,000  American Express Centurion,
                 Bank Note
                 3.000%, 05/27/05 ...............      24,999,612
   25,000,000  Bank of America, Bank Note
                 2.805%, 12/09/05 ...............      25,000,000
   14,000,000  Bank of America, Senior Notes,
                 EMTN
                 2.990%, 05/13/05 ...............      14,000,942
   37,000,000  Comerica Bank, Bank Note
                 2.910%, 08/17/05 ...............      36,997,156
                                                   --------------
               TOTAL FLOATING RATE NOTES
                 (Cost $100,997,710) ............     100,997,710
                                                   --------------

U.S.  GOVERNMENT AGENCY OBLIGATION (A) - 0.44%
   10,000,000  Federal Home Loan Mortgage
                 2.420%, 05/10/05 ...............       9,993,950
                                                   --------------
               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATION
                 (Cost $9,993,950) ..............       9,993,950
                                                   --------------

REPURCHASE AGREEMENTS - 8.12%
   45,000,000    Citigroup, 3.080%, dated
                 04/29/05, matures 05/02/05,
                 repurchase price  $45,011,550
                 (collateralized by corporate
                 bonds, asset-backed securities
                 and commercial mortgage-backed
                 securities, with interest rates
                 from  1.950% to 7.000% and
                 maturities from 2006 to 2035,
                 total market value $46,650,955).      45,000,000
   48,000,000    Deutsche  Bank, 2.970%, dated
                 04/29/05, matures 05/02/05,
                 repurchase price $48,011,880
                 (collateralized by U.S.
                 Government Agency instruments,
                 with interest rates from 5.500%
                 to 6.000% and maturities from
                 2019 to 2034, total market
                 value $48,960,000) .............      48,000,000
   90,000,000    Goldman  Sachs, 3.030%, dated
                 04/29/05, matures 05/02/05,
                 repurchase price $90,022,725
                 (collateralized by commercial
                 mortgage-backed security, with
                 interest rate of 5.250%,
                 maturing 2034, total market
                 value $91,800,000) .............      90,000,000
                                                   --------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $183,000,000) ............     183,000,000
                                                   --------------

SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

| 4

ABN AMRO Funds
---------------

INSTITUTUTIONAL PRIME MONEY MARKET FUND                           APRIL 30, 2005
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                       MARKET
  SHARES                                               VALUE
----------                                            -------


INVESTMENT COMPANIES - 0.00%
        6,759  AIM STIT Liquid Assets
                 Portfolio ......................  $        6,759
       41,346  BlackRock Provident
                 Institutional TempFund
                 Portfolio ......................          41,346
                                                   --------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $48,105) .................          48,105
                                                   --------------
TOTAL INVESTMENTS - 100.10%
   (Cost $2,257,115,202)* .......................   2,257,115,202
                                                   --------------
NET OTHER ASSETS AND LIABILITIES - (0.10)% ......      (2,150,880)
                                                   --------------
NET ASSETS - 100.00% ............................  $2,254,964,322
                                                   ==============

--------------------------
  * At April 30, 2005, cost is identical for book and Federal income tax purposes.

(a)    Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2005, these securities amounted to $451,134,101 or 20.00% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c) Variable rate instruments. The rates shown reflect the rates in effect on April 30, 2005. These securities have been deemed by the Adviser to be illiquid securities because they are subject to a delayed settlement restriction of sixty days or more if redeemed prior to maturity. At April 30, 2005, these securities amounted to $170,000,000 or 7.54% of net assets.
(d) Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2005.

  (DE) Delaware
  (NY) New York
  (US) United States
  EMTN Euro Medium Term Note
  STIT Short-Term Investments Trust PLC




SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

                                                                             | 5

ABN AMRO Funds
---------------
                                                                  APRIL 30, 2005

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INSTITUTIONAL PRIME
                                                                MONEY MARKET
                                                                    FUND
                                                             -----------------

ASSETS:
Investments:
        Investments at amortized cost ...................    $    2,074,115,202
        Repurchase agreements at cost ...................           183,000,000
                                                             ------------------
          Total investments .............................         2,257,115,202
Receivables:
        Dividends and interest ..........................             2,475,972
        Fund shares sold ................................                 1,540
Other assets ............................................                74,033
                                                             ------------------

          Total assets ..................................         2,259,666,747
                                                             ------------------


LIABILITIES:
Payables:
        Dividend distribution ...........................             4,299,635
        Fund shares redeemed ............................                   611
        Due to Adviser, net (Note E) ....................               187,895
        Administration fees (Note E) ....................                95,776
        Shareholder service fees (Note E) ...............                 8,584
        Trustees fees (Note E) ..........................                25,072
Accrued expenses and other payables .....................                84,852
                                                             ------------------
          Total liabilities .............................             4,702,425
                                                             ------------------
NET ASSETS ..............................................    $    2,254,964,322
                                                             ==================


NET ASSETS CONSIST OF:
    Paid in capital .....................................    $    2,254,998,516
    Accumulated net realized loss on investments ........               (34,194)
                                                             ------------------
        TOTAL NET ASSETS ................................    $    2,254,964,322
                                                             ==================
CLASS Y:
    Net Assets ..........................................    $    2,213,325,948
    Shares of beneficial interest outstanding ...........         2,213,325,807
       NET ASSET VALUE
          Offering and redemption price per share
             (Net Assets/Shares Outstanding) ............    $             1.00
                                                             ==================
CLASS YS:
    Net Assets ..........................................    $       41,638,374
    Shares of beneficial interest outstanding ...........            41,643,676
       NET ASSET VALUE
          Offering and redemption price per share
             (Net Assets/Shares Outstanding) ............    $             1.00
                                                             ==================




SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

| 6

ABN AMRO Funds
---------------

FOR THE SIX MONTHS ENDED APRIL 30, 2005
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                            INSTITUTIONAL PRIME
                                                                MONEY MARKET
                                                                    FUND
                                                             -----------------
INVESTMENT INCOME:
     Dividends ..........................................    $          64,905
     Interest ...........................................           28,699,641
                                                             -----------------
      Total investment income ...........................           28,764,546
                                                             -----------------
EXPENSES:
     Investment advisory fees (Note E) ..................            1,191,103
     Shareholder service fees(a) (Note E) ...............               57,796
     Transfer agent fees (Note E) .......................               21,067
     Administration fees (Note E) .......................              624,844
     Registration expenses ..............................               21,516
     Custodian fees .....................................               92,361
     Professional fees ..................................               51,748
     Trustees fees (Note E) .............................               54,374
     Other expenses .....................................               36,812
                                                             -----------------

      Net expenses ......................................            2,151,621
                                                             -----------------

NET INVESTMENT INCOME ...................................           26,612,925
                                                             -----------------

NET REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments ...................                   44
                                                             -----------------

     NET REALIZED GAIN ON INVESTMENTS ...................                   44
                                                             -----------------

     NET INCREASE IN NET ASSETS FROM OPERATIONS .........    $      26,612,969
                                                             =================

-------------------------------------------------
 (a) Fees are incurred at the Class YS level.

SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

                                                                             | 7

ABN AMRO Funds
---------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                              INSTITUTIONAL PRIME MONEY MARKET FUND
                                                               -----------------------------------
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                APRIL 30, 2005      OCTOBER 31,
                                                                  (UNAUDITED)           2004
                                                               ----------------   ----------------

NET ASSETS AT BEGINNING OF PERIOD ...........................  $  2,210,766,247   $  2,097,606,326
                                                               ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
       Net investment income ................................        26,612,925         23,303,722
       Net realized gain on investments sold ................                44                 --
                                                               ----------------   ----------------
       Net increase in net assets from operations ...........        26,612,969         23,303,722
                                                               ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income:
       Class Y ..............................................       (26,155,157)       (22,891,946)
       Class YS .............................................          (457,768)          (411,776)
                                                               ----------------   ----------------
          Total distributions ...............................       (26,612,925)       (23,303,722)
                                                               ----------------   ----------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares:
       Class Y ..............................................     5,762,170,002      9,755,047,451
       Class YS .............................................        22,654,529        132,489,318
     Proceeds from reinvestment of distributions:
       Class Y ..............................................         3,521,183          2,792,895
       Class YS .............................................           159,378            167,279
     Cost of shares redeemed:
       Class Y ..............................................    (5,711,892,151)    (9,634,022,362)
       Class YS .............................................       (32,414,910)      (143,314,660)
                                                               ----------------   ----------------
          Net increase from capital share transactions ......        44,198,031        113,159,921
                                                               ----------------   ----------------
          Total increase in net assets ......................        44,198,075        113,159,921
                                                               ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ..............  $  2,254,964,322   $  2,210,766,247
                                                               ================   ================
       (A) Undistributed net investment income ..............  $             --   $             --
                                                               ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
     Class Y
       Sold .................................................     5,762,170,002      9,755,047,451
       Proceeds from reinvestment of distributions ..........         3,521,183          2,792,895
       Redeemed .............................................    (5,711,892,151)    (9,634,022,362)
     Class YS
       Sold .................................................        22,654,529        132,489,318
       Proceeds from reinvestment of distributions ..........           159,378            167,280
       Redeemed .............................................       (32,414,910)      (143,314,660)
                                                               ----------------   ----------------
          Net increase in shares outstanding ................        44,198,031        113,159,922
                                                               ================   ================

SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

| 8

ABN AMRO Funds
---------------

INSTITUTIONAL PRIME MONEY MARKET FUND                             APRIL 30, 2005
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS Y
                                    SIX MONTHS
                                      ENDED        YEAR         YEAR          YEAR       TEN MONTHS       YEAR        PERIOD
                                     04/30/05      ENDED        ENDED         ENDED         ENDED         ENDED        ENDED
                                   (UNAUDITED)    10/31/04     10/31/03      10/31/02      10/31/01      12/31/00    12/31/99(A)
                                   ----------   -----------  ------------  -----------   -----------   -----------  ------------
Net Asset Value, Beginning
   of Period ..................... $     1.00   $      1.00  $       1.00  $      1.00   $      1.00   $      1.00  $       1.00
                                   ----------   -----------  ------------  -----------   -----------   -----------  ------------
   INCOME FROM INVESTMENT
     OPERATIONS:
     Net investment income .......       0.01          0.01          0.01         0.02          0.04          0.06         --(b)
                                   ----------   -----------  ------------  -----------   -----------   -----------  ------------
     Less distributions from
       net investment income .....      (0.01)        (0.01)        (0.01)       (0.02)        (0.04)        (0.06)        --(b)
                                   ----------   -----------  ------------  -----------   -----------   -----------  ------------
Net Asset Value, End of Period ... $     1.00   $      1.00  $       1.00  $      1.00   $      1.00   $      1.00  $       1.00
                                   ==========   ===========  ============  ===========   ===========   ===========  ============
TOTAL RETURN                             1.12%(c)      1.07%         1.14%        1.84%         3.73%(c)      6.32%         0.05%(c)
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period
     (in 000's) .................. $2,213,326   $ 2,159,527  $  2,035,709  $ 2,189,305   $ 1,651,104   $ 1,445,394   $     5,000
   Ratios of expenses to average
      net assets:
     Before reimbursement and/or
      waiver of expenses by
      Adviser ....................       0.18%         0.19%         0.18%        0.18%         0.19%         0.20%         3.39%
     After reimbursement and/or
      waiver of expenses by
      Adviser ....................       0.18%         0.19%         0.18%        0.18%         0.19%         0.20%         0.20%
   Ratios of net investment
     income to average net assets:
     Before reimbursement and/or
      waiver of expenses by
      Adviser ....................       2.24%         1.06%         1.13%        1.80%         4.37%         6.46%         1.22%
     After reimbursement and/or
      waiver of expenses by
      Adviser ....................       2.24%         1.06%         1.13%        1.80%         4.37%         6.46%         4.40%

--------------------------------------------------------------------------------

CLASS YS
                                          SIX MONTHS
                                             ENDED          YEAR           YEAR           YEAR        TEN MONTHS       PERIOD
                                           04/30/05         ENDED          ENDED          ENDED          ENDED          ENDED
                                          (UNAUDITED)     10/31/04       10/31/03       10/31/02       10/31/01      12/31/00(D)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period ... $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ------------   ------------   ------------   ------------   ------------   ------------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .............         0.01           0.01           0.01           0.02           0.03           0.03
                                         ------------   ------------   ------------   ------------   ------------   ------------
     Less distributions from net
       investment income ...............        (0.01)         (0.01)         (0.01)         (0.02)         (0.03)         (0.03)
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period ......... $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                         ============   ============   ============   ============   ============   ============
TOTAL RETURN ...........................         1.00%(c)       0.82%          0.88%          1.59%          3.52%(c)       3.20%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) ... $     41,638   $     51,239   $     61,898   $     79,168   $     92,009   $     71,609
   Ratios of expenses to average net
    assets:
     Before reimbursement of expenses
       by Adviser ......................         0.43%          0.44%          0.43%          0.43%          0.44%          0.45%
     After reimbursement of expenses
       by Adviser ......................         0.43%          0.44%          0.43%          0.43%          0.44%          0.45%
   Ratios of net investment income
     to average net assets:
     Before reimbursement of expenses
       by Adviser ......................         1.99%          0.81%          0.88%          1.55%          4.12%          6.23%
     After reimbursement of expenses
       by Adviser ......................         1.99%          0.81%          0.88%          1.55%          4.12%          6.23%

-------------------------------------------------------------------
 (a)  ABN  AMRO  Institutional  Prime  Money  Market  Fund --  Class  Ycommenced investment operations on December 28, 1999.
 (b)  Represents less than $0.005 per share.
 (c)  Not Annualized.
 (d)  ABN AMRO  Institutional  Prime  Money  Market  Fund --  Class YS  commenced investment operations on June 29, 2000.

SEE ACCOMPANYING NOTES TOFINANCIAL STATEMENTS.

                                                                             | 9

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2005
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Act of 1940, as amended, (the "1940 Act") and operates as an open-end management investment company that is comprised of 24 separate portfolios.

One Fund of the Trust is included in these financial statements: ABN AMRO Institutional Prime Money Market Fund (the "Fund"). Two other Institutional Money Market Funds, ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund, have not yet commenced operations as of April 30, 2005.

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

(1) SECURITY VALUATION: All securities, with the exception of investments in other funds, repurchase agreements and insurance funding agreements ("IFAs"), are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Repurchase agreements are valued at cost and IFAs are valued at cost plus accrued interest, which approximates fair value.

(2) REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management
(USA) LLC (the "Adviser") subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) U.S. GOVERNMENT AGENCY OBLIGATIONS: The Fund may invest in U.S. Government Agency Obligations. These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(5) FEDERAL INCOME TAXES: The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2004, the Fund had available realized capital losses to offset future net capital gains through fiscal year ended:

                           AMOUNT           EXPIRATION DATE
                          -------           ---------------
                         $33,848                 2005
                             244                 2007
                             146                 2008

(6) MULTI-CLASS OPERATIONS: The Fund is authorized to issue two classes of shares, Class Y and Class YS. The classes are substantially the same except that Class YS bears class specific expenses, which relate to shareholder service fees. Each class offered by the Fund has equal rights as to assets. Income, fund level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class.

(7) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


| 10

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2005
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

(8) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Fund that contain a variety of provisions for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that are not known at this time. However, based on experience, the Fund believes the risk of loss is remote.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Fund declares dividends daily from net investment income. The Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Fund are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the years ended October 31, 2004 and 2003 was $22,156,691 and $29,613,241, respectively.

As of October 31, 2004, the components of distributable earnings on a tax basis for the Fund were as follows:

                        CAPITAL LOSS         UNDISTRIBUTED
                        CARRYFORWARD        ORDINARY INCOME
                        ------------        ---------------
                          $ (34,238)          $2,631,971

These amounts are of the most recent tax year end.

NOTE (D) SHARES OF BENEFICIAL INTEREST: The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: The Adviser provides the Fund with investment advisory services. Under terms of the Fund's investment advisory agreement, fees are accrued daily and paid monthly, based on an annual rate of 0.10% of average daily net assets. ABN AMRO Investment Fund Services, Inc. (the "Administrator") provides the Fund with various administrative services.

Effective April 1, 2005, under terms of the administration agreement, administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The administration fee arrangement is as follows:

ADMINISTRATION FEES AT TRUST LEVEL    ANNUAL RATE
----------------------------------    -----------
First $7.4 billion                      0.0490%
Over $7.4 billion                       0.0465%

Prior to April 1, 2005, under terms of the administration agreement, administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and custody liaison fees were accrued for at a fixed charge that varied according to the size of the Fund. The fee arrangements were as follows:

ADMINISTRATION FEES
AT TRUST LEVEL            ANNUAL RATE   CUSTODY LIAISON FEES         ANNUAL RATE
--------------            -----------   --------------------         -----------
First $2 billion               0.060%   First $100 million             $10,000
$2 billion to $12.5 billion    0.050%   $100 million to $500 million    15,000
Over $12.5 billion             0.045%   Over $500 million               20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Fund. Effective April 1, 2005, under the terms of the sub-administration agreement, sub-administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The sub-administration fee arrangement is as follows:

SUB-ADMINISTRATION FEES        ANNUAL RATE
-----------------------        -----------
First $7.4 billion               0.0255%
Over $7.4 billion                0.0230%

Prior to April 1, 2005, under the terms of the sub-administration agreement, sub-administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, as follows:

SUB-ADMINISTRATION FEES        ANNUAL RATE
-----------------------        -----------
First $2 billion                  0.045%
$2 billion to $3 billion          0.040%
$3 billion to $8 billion          0.030%
$8 billion to $12 billion         0.025%
Over $12 billion                  0.020%

Prior to April 1, 2005, custody liaison fees were fixed at an annual rate of $10,000 per Fund.


                                                                            | 11

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2005
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

ABN AMRO Distribution Services (USA) Inc. (the "Distributor") serves as principal underwriter and distributor of the Fund's shares. Pursuant to a shareholder servicing plan (the "Plan") adopted by the Fund, the Distributor is paid a fee up to 0.25% of the average daily net assets of the Class YS shares for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. Effective January 1, 2005, the Trust pays each non-interested Trustee $5,000 per Board of Trustees' meeting attended, an annual retainer of $25,000 and reimburses for out-of-pocket expenses. In addition, the Trust pays each member of the Nominating and Governance Committee a $2,000 annual retainer and each member of the Audit Committee a $2,500 annual retainer. The Chairman of the Audit Committee receives an additional $10,000 per year, the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year, and the Lead Independent Trustee receives an additional $20,000 per year. Between March 1, 2004 and January 1, 2005, the Trust paid each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $10,000 and reimbursed each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses. Additionally, the Chairman of the Audit Committee received an additional $5,000 per year. Prior to March 1, 2004, the Trust paid each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimbursed each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses.

NOTE (F) CREDIT AGREEMENT: The Credit Agreement, amended March 17, 2005, with The Bank of Nova Scotia provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust, including this Fund, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility in addition to an annual administration fee of $37,500 and reasonable legal expenses incurred in connection with the preparation of any amendments. The interest rate on outstanding loans is equivalent to the Federal Funds Rate or LIBOR (London InterBank Offering Rate), as applicable, plus 0.625%. Borrowings must be repaid within 60 days. During the six months ending April 30, 2005, the Fund made no borrowings against the line of credit.

NOTE (G) SUBSEQUENT EVENT: The Trust filed a Post-Effective Amendment to its Registration Statement on April 13, 2005 for the purpose of adding two new series to the Trust, ABN AMRO/River Road Small Cap Value Fund - Class N and ABN AMRO/River Road Dynamic Equity Income Fund - Class N (the "New Funds"). The New Funds are expected to commence operations on or about June 30, 2005.



| 12

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2005
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
FORM N-Q: The Trust files complete schedules of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at www.sec.gov. and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 800 SEC-0330.

PROXY VOTING: ABN AMRO Fund's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992-8151; (ii) on ABN AMRO Funds' Web site at www.abnamrofunds.com; and (iii) on the SEC's Web site at www.sec.gov.

ABN AMRO Funds' Proxy Voting Record for the most recent twelve-month period ended June 30, 2004 is available without charge (i) on the Funds' Web site at www.abnamrofunds.com; and (ii) on the SEC's Web site at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY CONTRACTS: The 1940 Act requires that the investment advisory agreements between the Investment Advisers and the Trust and the Sub-Advisers and the Investment Advisers on behalf of the Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. On December 16, 2004, the Board of Trustees, including all the Independent Trustees, determined that the terms of the investment advisory and sub-advisory agreements are fair and reasonable and approved the continuance of the investment advisory and sub-advisory agreements as being in the best interests of the Fund. The Board of Trustees, including all the Independent Trustees, believes that the current investment advisory and sub-advisory agreements enable the Fund to enjoy high quality investment advisory services at costs that are deemed appropriate, reasonable and in the best interests of the Trust and its shareholders. In making such determinations, the Board of Trustees, including all the Independent Trustees, considered materials received specifically relating to the renewal of the investment advisory and sub-advisory agreements as well as information received periodically regarding the performance of the Investment Advisers and
Sub-Advisers and the operations of the Fund. The Independent Trustees met separately from the "interested" Trustees of the Trust and all officers, directors and employees of the Investment Advisers or their affiliates to consider continuance of these agreements and were assisted by independent legal counsel in their considerations.

In evaluating the investment advisory and sub-advisory agreements for the Fund, as applicable, the Board of Trustees reviewed materials furnished by the Investment Advisers and Sub-Advisers, including information regarding each Investment Adviser or Sub-Adviser, its affiliates and personnel, its operations and financial condition. Among other information, the Board of Trustees reviewed information regarding: (1) the nature, extent and quality of the services provided to the Fund, including information on both the short-term and long-term investment performance of the Fund and comparisons to a relevant peer group of funds and an appropriate index, as well as information regarding the personnel involved in the investment process and the record of compliance with the Fund's investment policies and restrictions and with the Fund's policies and restrictions on personal securities transactions; (2) the advisory fees charged and total expense ratios of the Fund compared to a relevant peer group of funds;
(3) sub-advisory fees paid by the Investment Adviser and fees waived or expenses reimbursed by the Investment Adviser; (4) the Investment Adviser's financial condition and the profitability to the Investment Adviser of its relationship with the Fund; (5) any breakpoints in the investment advisory fees that have the effect of passing on economies of scale to Fund investors; (6) the allocation of the Fund's brokerage, if any, including the use of "soft" commission dollars to pay for research and brokerage services; (7) revenue sharing payments made by the Investment Adviser; and (8) other benefits received by affiliates of the Investment Adviser from its relationship with the Fund.

In considering the investment advisory and sub-advisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered. Among the matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the investment advisory and sub-advisory agreements were the following:

BENEFITS TO SHAREHOLDERS. The Board of Trustees considered the benefit to shareholders of investing in a Fund that is part of a larger complex of funds offering a wide variety of investment objectives and strategies. The Board of Trustees also considered the benefit to shareholders of a long-term relationship with a capable and conscientious adviser.

                                                                            | 13

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2005
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
INVESTMENT COMPLIANCE AND PERFORMANCE. The Board of Trustees considered whether the Fund has operated within its investment objective and its record of compliance with its investment restrictions. The Board of Trustees concluded that the Fund was managed consistently with its investment objectives and policies as disclosed to shareholders. It also reviewed the Fund's investment performance, and reviewed that performance as compared to a relevant peer group of mutual funds and an appropriate index.

INVESTMENT ADVISERS' PERSONNEL AND METHODS. The Board of Trustees meets at least annually with representatives of the portfolio management team for the Fund and discusses the portfolio managers' approach to managing the Fund. The Board also discusses with senior management of the Investment Adviser the adequacy of resources and the background and quality of the investment management team.

EXPENSE. The Board of Trustees considered the Fund's expense ratio, and the expense ratios of a peer group of funds. It also considered the investment advisory fee paid by the Fund and the fees waived or expenses reimbursed by the Investment Adviser. The Board of Trustees also considered the advisory or sub-advisory fees charged by the Investment Adviser to other investment company clients, but noted that in many cases the services provided were not comparable.

COSTS AND PROFITABILITY. The Board of Trustees considered various financial statements for the Investment Advisers as well as gross and net advisory fees received by the Investment Advisers for the Fund. The Board of Trustees also reviewed the pre-tax profit for each Investment Adviser along with statistics on the portion of the adviser's business associated with the Fund. The Board considered that the Investment Advisers must be able to compensate their employees at competitive rates in order to attract and retain high quality personnel to provide high quality services to the Fund. The Board also considered that for smaller Funds, the net income generated from the advisory relationship was not large, and in some cases was negative.

ECONOMIES OF SCALE. The Board of Trustees considered whether the Fund has appropriately benefited from any economies of scale. The Board of Trustees considered the size of the Fund, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board of Trustees concluded that any economies of scale are being shared between Fund shareholders and the Investment Adviser in an appropriate manner.

OTHER BENEFITS TO THE INVESTMENT ADVISERS. The Board of Trustees also considered the nature and amount of fees paid by the Fund for services provided by affiliates of the Investment Advisers for administration services. The Board of Trustees also considered payments under Rule 12b-1 plans and benefits to Investment Advisers and Sub-Advisers from the use of "soft" commission dollars to pay for research and brokerage services.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all the Independent Trustees, concluded that the existing advisory fee structures were fair and reasonable, and that the existing investment advisory and sub-advisory agreements should be approved for continuance.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number



| 14

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2005
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                        BEGINNING    ENDING
                         ACCOUNT     ACCOUNT                EXPENSES
                          VALUE       VALUE      EXPENSE   PAID DURING
                        11/01/04     04/30/05    RATIO(1)   PERIOD(2)
                        --------     --------    --------  ---------
ACTUAL FUND RETURN
------------------
    Class Y ............ $1,000     $1,011.20      0.18%     $0.90
    Class YS ...........  1,000      1,010.00      0.43%      2.14
HYPOTHETICAL 5% RETURN
----------------------
    Class Y ............ $1,000     $1,023.90      0.18%     $0.90
    Class YS ...........  1,000      1,022.66      0.43%      2.16

(1) Annualized, based on the Funds' most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.



                                                                            | 15

                     This page is left blank intentionally.

ABN AMRO Funds

  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  ABN AMRO Asset Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940


  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406



  OFFICERS

  Kenneth C. Anderson, President and
     Chief Executive Officer
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer, Chief Financial
     Officer, Chief Operating Officer
     and Chief Compliance Officer
  William Long, Vice President
  Juli A. Braun, Assistant Secretary
  Michael A. Cozzi, Assistant Treasurer
  Laura M. Hlade, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153


  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz, P.C.
  222 N. LaSalle Street
  Chicago, IL 60601


  INDEPENDENT REGISTERED
  PUBLIC ACCOUNTING FIRM

  Ernst & Young LLP
  Sears Tower
  233 S. Wacker Drive
  Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800 992-8151.

[GRAPHIC OMITTED]
ABN AMRO ASSET MANAGEMENT LOGO ART

                                                                     ABSEM 05 03

[GRAPHIC OMITTED]                         ABN AMRO Funds
ABN AMRO ASSET MANAGEMENT LOGO ART


APRIL 30 / 2005                           CLASS I & S SHARES

Semi-Annual Report 2005                   Money Market

          THIS PRIVACY STATEMENT IS NOT PART OF THE SEMI ANNUAL REPORT

                                PRIVACY STATEMENT

At ABN AMRO Funds, we appreciate the privacy concerns and expectations of our customers. Together with the Funds' distributor, ABN AMRO Distribution Services
(USA) Inc., we have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT
We collect and retain nonpublic personal information about you that may include:

     o Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;
     o Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and
     o Information we collect through the use of Internet "cookies" when you access our website. Cookies are software files we use to track which of our sites you visit.

INFORMATION WE MAY SHARE
We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

     o Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;
     o Companies that provide services for us to help market our products to you; and
     o Governmental or other legal agencies, as required by law

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY
Within both the Funds' and Distributor's organizations, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet "cookies" on our Web site. In addition, in order to provide you with access to your account via the Web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our Web site.

APPLICABILITY
Our privacy policies apply only to those individual investors who have or had a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, both the Funds and the Distributor consider you to be their customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution's privacy policies.

The ABN AMRO Funds value your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 800 992-8151 if you have any questions concerning our policy, or visit us at www.abnamrofunds.com for additional copies of this policy.

ABN AMRO Funds

TABLE OF CONTENTS

Performance Summary...............................   2
Schedules of Investments..........................   3
Statement of Assets and Liabilities...............  10
Statement of Operations...........................  11
Statement of Changes in Net Assets................  12
Financial Highlights..............................  14
Notes to Financial Statements.....................  18
Additional Information............................  21


MONEY MARKET FUNDS

  Government Money Market Fund
  Money Market Fund
  Tax-Exempt Money Market Fund
  Treasury Money Market Fund



   THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION TO THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE
 FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES
      DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER
                                  INFORMATION.



  ABN AMRO FUNDS ARE DISTRIBUTED BY ABN AMRO DISTRIBUTION SERVICES (USA) INC.,
                   760 MOORE ROAD, KING OF PRUSSIA, PA 19406.



            SHAREHOLDER SERVICES 800 992-8151 O WWW.ABNAMROFUNDS.COM





              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
         ABN AMRO is a registered service mark of ABN AMRO Holding N.V.
                              All rights Reserved.

                                                                             | 1

ABN AMRO Funds
---------------

PERFORMANCE SUMMARY (UNAUDITED)
AS OF APRIL 30, 2005
--------------------------------------------------------------------------------

                                                                    YIELDS                            RETURNS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                            AVERAGE    AVERAGE
                                                              7-DAY       30-DAY                             ANNUAL     ANNUAL
                                     INCEPTION               AVERAGE     AVERAGE    SIX MONTH   ONE YEAR     5 YEAR     10 YEAR
 FUND                                   DATE       CLASS       YIELD       YIELD     RETURN(A)   RETURN      RETURN     RETURN
-------------------------------------------------------------------------------------------------------------------------------
 Government Money Market Fund (b)     01/04/93       I         2.52%       2.45%       1.01%      1.54%       2.47%      3.83%
-------------------------------------------------------------------------------------------------------------------------------
                                      04/22/93       S         2.20%       2.13%       0.85%      1.22%       2.14%      3.52%
-------------------------------------------------------------------------------------------------------------------------------
 Money Market Fund (c)                01/04/93       I         2.55%       2.48%       1.01%      1.53%       2.45%      3.87%
-------------------------------------------------------------------------------------------------------------------------------
                                      03/31/93       S         2.19%       2.12%       0.83%      1.17%       2.09%      3.52%
-------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market Fund (c)     01/04/93       I         2.32%       1.97%       0.74%      1.17%       1.64%      2.43%
-------------------------------------------------------------------------------------------------------------------------------
                                      03/24/93       S         2.07%       1.72%       0.62%      0.92%       1.39%      2.18%
-------------------------------------------------------------------------------------------------------------------------------
 Treasury Money Market Fund (c)       01/04/93       I         2.33%       2.29%       0.92%      1.38%       2.28%      3.59%
-------------------------------------------------------------------------------------------------------------------------------
                                      03/25/93       S         2.08%       2.04%       0.79%      1.12%       2.03%      3.33%
-------------------------------------------------------------------------------------------------------------------------------


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, UPON REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT WWW.ABNAMROFUNDS.COM.

PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF FUND SHARES. RETURN FIGURES REFLECT ANY EXPENSE REIMBURSEMENTS AND FEE WAIVERS. WITHOUT REIMBURSEMENTS OR WAIVERS, FUND RETURNS WOULD HAVE BEEN LOWER.

AN INVESTMENT IN THE ABN AMRO MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. THE 7-DAY YIELD MORE CLOSELY REFLECTS THE FUNDS' CURRENT EARNINGS THAN THE TOTAL RETURN QUOTATIONS.

(A) NOT ANNUALIZED

(B) THE FUND'S INVESTMENT ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE FEES OR REIMBURSE EXPENSES TO A CERTAIN LIMITATION THROUGH FEBRUARY 28, 2006. FOR
    THE SIX MONTH AND ONE YEAR PERIODS, THE FUND DID NOT REACH THE LIMITATION; THEREFORE, NO FEES WERE WAIVED OR REIMBURSED. WITHOUT REIMBURSEMENT OR WAIVERS IN PRIOR PERIODS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

(C) THE FUND'S INVESTMENT ADVISER IS CONTRACTUALLY OBLIGATED TO WAIVE FEES OR REIMBURSE EXPENSES TO A CERTAIN LIMITATION THROUGH FEBRUARY 28, 2006. THE PERFORMANCE QUOTED WOULD HAVE BEEN LOWER IF THESE SUBSIDIES HAD NOT BEEN IN EFFECT.


| 2

ABN AMRO Funds
---------------

GOVERNMENT MONEY MARKET FUND                                      APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

US GOVERNMENT AGENCY OBLIGATIONS ........  56%
REPURCHASE AGREEMENTS ...................  41%
CASH AND OTHER NET ASSETS ...............   3%

% OF TOTAL NET ASSETS

                                                            MARKET
   PAR VALUE                                                VALUE
  ----------                                               -------


U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 55.90%
               FEDERAL HOME LOAN BANK - 10.79%
$  10,000,000  2.680%, 05/04/05 ......................  $     9,997,767
    8,335,000  2.700%, 05/06/05 ......................        8,331,874
    6,000,000  2.000%, 05/17/05 ......................        5,994,667
    6,000,000  2.830%, 07/29/05 ......................        5,958,022
    5,000,000  2.810%, 08/05/05 ......................        4,962,533
                                                        ---------------
                                                             35,244,863
                                                        ---------------
               FEDERAL HOME LOAN
               MORTGAGE - 32.37%
   10,000,000  2.700%, 05/02/05 ......................        9,999,250
    5,858,000  2.730%, 05/03/05 ......................        5,857,112
    5,000,000  2.140%, 05/09/05 ......................        4,997,622
    4,500,000  2.420%, 05/10/05 ......................        4,497,277
    8,100,000  2.730%, 05/10/05 ......................        8,094,472
    5,000,000  2.120%, 05/16/05 ......................        4,995,583
    6,000,000  2.612%, 05/17/05 ......................        5,993,035
    5,000,000  2.624%, 05/23/05 ......................        4,991,982
    6,996,000  2.950%, 06/15/05 ......................        6,970,202
    5,000,000  2.220%, 06/20/05 ......................        4,984,583
    5,000,000  2.800%, 07/11/05 ......................        4,972,389
    7,000,000  2.880%, 07/12/05 ......................        6,959,680
    4,000,000  2.800%, 07/19/05 ......................        3,975,422
    6,120,000  3.030%, 08/01/05 ......................        6,072,611
    6,000,000  2.830%, 08/02/05 ......................        5,956,135
    7,000,000  3.060%, 08/09/05 ......................        6,940,500
    5,000,000  3.155%, 09/13/05 ......................        4,940,844
    2,500,000  3.330%, 11/28/05 ......................        2,451,206
    2,168,000  3.395%, 01/10/06 ......................        2,116,069
                                                        ---------------
                                                            105,765,974
                                                        ---------------
               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION - 12.74%
    4,000,000  2.550%, 05/04/05 ......................        3,999,150
    5,600,000  2.700%, 05/11/05 ......................        5,595,800
    7,000,000  2.740%, 05/11/05 ......................        6,994,672
    7,800,000  2.650%, 05/19/05 ......................        7,789,665
    5,597,000  2.980%, 06/24/05 ......................        5,571,982
    4,277,000  2.990%, 06/27/05 ......................        4,256,752

                                                            MARKET
   PAR VALUE                                                VALUE
  ----------                                               -------

               FEDERAL NATIONAL MORTGAGE
               ASSOCIATION (CONTINUED)
$   5,000,000  2.920%, 08/17/05 ......................  $     4,956,200
    1,000,000  3.340%, 12/09/05 ......................          979,403
    1,500,000  3.370%, 12/09/05 ......................        1,468,828
                                                        ---------------
                                                             41,612,452
                                                        ---------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $182,623,289) .................      182,623,289
                                                        ---------------

REPURCHASE AGREEMENTS - 41.32%
   50,000,000  Deutsche  Bank,  2.970%,
                 dated  04/29/05, matures
                 05/02/05, repurchase price
                 $50,012,375, (collateralized
                 by U.S. Government Agency
                 instruments,  with interest
                 rates from 3.778% to 4.000%
                 and maturities from 2018
                 to 2034, total market value
                 $51,000,000) ........................       50,000,000
   50,000,000  Goldman Sachs, 2.930%,
                 dated 04/29/05, matures
                 05/02/05, repurchase price
                 $50,012,208, (collateralized
                 by U.S. Government Agency
                 instruments, with interest
                 rate of 0.000%, maturing
                 2012, total market value
                 $51,000,000) ........................       50,000,000
   35,000,000  JPMorgan  Chase, 2.950%,
                 dated 04/29/05,  matures
                 05/02/05,  repurchase price
                 $35,008,604, (collateralized
                 by U.S.  Government Agency
                 instruments, with interest
                 rates from 5.000% to 5.500%
                 and  maturities  from 2034
                 to 2035, total market value
                 $35,700,287) ........................       35,000,000
                                                        ---------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $135,000,000) .................      135,000,000
                                                        ---------------
   SHARES
----------

INVESTMENT COMPANIES - 2.97%
    4,413,703  AIM STIT Government & Agency
                 Portfolio ...........................        4,413,703
    5,283,556  BlackRock Provident Institutional
                 FedFund Portfolio ...................        5,283,556
                                                        ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $9,697,259) ...................        9,697,259
                                                        ---------------
TOTAL INVESTMENTS - 100.19%
   (Cost $327,320,548)* ..............................      327,320,548
                                                        ---------------
NET OTHER ASSETS AND LIABILITIES - (0.19)% ...........         (625,586)
                                                        ---------------
NET ASSETS - 100.00% .................................  $   326,694,962
                                                        ===============

--------------------
  * At April 30, 2005, cost is identical for book and Federal income tax purposes.

(a) Annualized yield at the time of purchase.

STIT Short-Term Investments Trust PLC



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             | 3

ABN AMRO Funds
---------------

MONEY MARKET FUND                                                 APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

ASSET-BACKED SECURITIES ................ 28%
BANKS .................................. 23%
CERTIFICATES OF DEPOSIT ................ 17%
REPURCHASE AGREEMENT ................... 10%
AUTOMOBILE .............................  6%
FINANCIAL SERVICES .....................  8%
INSURANCE ..............................  3%
FLOATING RATE NOTE .....................  3%
US GOVERNMENT AND AGENCY OBLIGATIONS ...  1%
CASH AND OTHER NET ASSETS ..............  1%

% OF TOTAL NET ASSETS

                                                            MARKET
   PAR VALUE                                                VALUE
  ----------                                               -------


COMMERCIAL PAPER (A) - 67.72%
               ASSET-BACKED (B) - 27.74%
               CDC IXIS Capital Markets
$   1,000,000    2.600%, 05/04/05 ....................  $       999,783
    1,700,000    2.980%, 06/03/05 ....................        1,695,356
    1,000,000    3.100%, 07/19/05 ....................          993,197
    1,000,000    2.865%, 07/20/05 ....................          993,634
    1,000,000    2.970%, 07/20/05 ....................          993,400
    2,027,000  Edison Asset Securitization
                 3.080%, 08/05/05 ....................        2,010,352
    2,079,000  Fountain Square Commercial
                 Funding
                 2.980%, 06/15/05 ....................        2,071,256
               Galaxy Funding
    3,000,000    2.960%, 06/07/05 ....................        2,990,873
    2,000,000    3.030%, 07/08/05 ....................        1,988,553
    4,000,000  Giro-Multifunding
                 2.960%, 06/15/05 ....................        3,985,200
    5,000,000  Jupiter Securitization
                 2.920%, 05/18/05 ....................        4,993,106
    5,000,000  Mont Blanc Capital
                 2.910%, 05/17/05 ....................        4,993,533
    4,508,000  Ranger Funding
                 2.920%, 06/10/05 ....................        4,493,374
    2,345,000  Sheffield Receivables
                 2.970%, 06/17/05 ....................        2,335,907
    5,000,000  Yorktown Capital
                 2.910%, 05/18/05 ....................        4,993,129
                                                        ---------------
                                                             40,530,653
                                                        ---------------
               AUTOMOBILE - 5.79%
               FCAR Owner Trust
    2,000,000    2.820%, 07/08/05 ....................        1,989,347
    1,500,000    3.090%, 08/02/05 ....................        1,488,026
    5,000,000  Toyota Motor Credit
                 2.900%, 05/27/05 ....................        4,989,528
                                                        ---------------
                                                              8,466,901
                                                        ---------------


                                                            MARKET
   PAR VALUE                                                VALUE
  ----------                                               -------

               BANKS - 22.58%
$   4,000,000  Abbey National Bank
                 2.940%, 05/18/05 ....................  $     3,994,447
    2,000,000  Barclays US Funding
                 2.870%, 08/04/05 ....................        1,984,853
    5,000,000  Citicorp
                 2.920%, 05/23/05 ....................        4,991,078
    5,000,000  Danske
                 2.930%, 05/02/05 ....................        4,999,593
    2,500,000  Depfa Bank (NY)
                 3.105%, 08/15/05 (b) ................        2,477,144
    2,500,000  HBOS Treasury Services
                 3.030%, 07/05/05 ....................        2,486,323
    2,000,000  Nordea Bank (NY)
                 2.890%, 08/11/05 ....................        1,983,623
    2,000,000  Societe Generale North America
                 2.860%, 07/18/05 ....................        1,987,607
               UBS Finance (DE)
    2,000,000    2.650%, 05/03/05 ....................        1,999,705
    2,100,000    2.950%, 06/01/05 ....................        2,094,665
               Westpac Capital
    3,000,000    2.655%, 05/12/05 ....................        2,997,566
    1,000,000    3.020%, 08/09/05 ....................          991,611
                                                        ---------------
                                                             32,988,215
                                                        ---------------
               FINANCIAL SERVICES - 8.20%
               General Electric Capital
    2,000,000    2.150%, 05/16/05 ....................        1,998,208
    1,500,000    2.840%, 07/01/05 ....................        1,492,782
    5,000,000  Goldman Sachs Group
                 3.000%, 05/18/05 ....................        4,992,917
    3,500,000  International Lease Finance
                 2.680%, 05/23/05 ....................        3,494,268
                                                        ---------------
                                                             11,978,175
                                                        ---------------
              INSURANCE - 3.41%
    2,000,000  ING (US) Funding
                 2.940%, 06/07/05 ....................        1,993,957
    3,000,000  ING America Insurance Holdings
                 3.000%, 06/27/05 ....................        2,985,750
                                                        ---------------
                                                              4,979,707
                                                        ---------------
               TOTAL COMMERCIAL PAPER
                 (Cost $98,943,651) ..................       98,943,651
                                                        ---------------

CERTIFICATES OF DEPOSIT - 17.11%
    2,000,000  BNP Paribas (NY)
                 2.130%, 06/09/05 ....................        1,998,474
    4,000,000  Credit Suisse First Boston Bank (NY)
                 2.740%, 05/02/05 ....................        4,000,000
    4,000,000  First Tennessee Bank
                 2.990%, 06/20/05 ....................        4,000,000
    1,000,000  HBOS Treasury Services
                 2.080%, 05/26/05 ....................        1,000,000
               Natexis Banques Populaires (NY)
    1,000,000    2.300%, 06/17/05 ....................        1,000,000
    2,000,000    2.900%, 07/29/05 ....................        2,000,000
    2,000,000  Regions Bank
                 2.190%, 05/12/05 ....................        2,000,000
    5,000,000  SunTrust Bank
                 3.010%, 06/28/05 ....................        5,000,000
    4,000,000  Toronto-Dominion Bank (NY)
                 2.990%, 05/25/05 ....................        4,000,027
                                                        ---------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (Cost $24,998,501) ..................       24,998,501
                                                        ---------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 4

ABN AMRO Funds
---------------

MONEY MARKET FUND                                                 APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

                                                            MARKET
   PAR VALUE                                                VALUE
  ----------                                               -------


FLOATING RATE NOTE (C) - 3.42%
$   5,000,000  National City Bank of Indiana,
                 Bank Note
                 3.100%, 09/16/05 ....................  $     5,001,557
                                                        ---------------
               TOTAL FLOATING RATE NOTE
                 (Cost $5,001,557) ...................        5,001,557
                                                        ---------------

U.S.GOVERNMENT  AGENCY  OBLIGATION  (A) -  1.02%
    1,500,000  Federal  Home  Loan Mortgage
                 2.420%, 05/10/05 ....................        1,499,092
                                                        ---------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
                 (Cost $1,499,092) ...................        1,499,092
                                                        ---------------

REPURCHASE AGREEMENT - 10.27%
   15,000,000  Deutsche Bank, 2.970%,
                 dated 04/29/05, matures 05/02/05,
                 repurchase price $15,003,713
                 (collateralized by U.S. Government
                 instrument, with interest rate of
                 4.250%, maturing 2033, total
                 market value $15,300,000) ...........       15,000,000
                                                        ---------------
               TOTAL REPURCHASE AGREEMENT
                 (Cost $15,000,000) ..................       15,000,000
                                                        ---------------
SHARES
------

INVESTMENT COMPANY - 0.36%
      522,265  BlackRock Provident Institutional
                 TempFund Portfolio ..................          522,265
                                                        ---------------
               TOTAL INVESTMENT COMPANY
                 (Cost $522,265) .....................          522,265
                                                        ---------------
TOTAL INVESTMENTS - 99.90%
   (Cost $145,965,066)* ..............................      145,965,066
                                                        ---------------
NET OTHER ASSETS AND LIABILITIES - 0.10% .............          144,604
                                                        ---------------
NET ASSETS - 100.00% .................................  $   146,109,670
                                                        ===============

-------------------------
  * At April 30, 2005, cost is identical for book and Federal income tax purposes.

(a)  Annualized yield at the time of purchase.
(b) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At April 30, 2005, these securities amounted to $43,007,797 or 29.44% of net assets. These securities have been determined by the Adviser to be liquid securities.
(c) Floating rate note. The interest rate shown reflects the rate in effect at April 30, 2005.

(DE) Delaware
(NY) New York


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             | 5

ABN AMRO Funds
---------------

TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GENEARL OBLIGATION ...........  40%
MEDICAL ......................  19%
POLLUTION ....................  13%
UTILITIES ....................  13%
DEVELOPMENT ..................   5%
WATER ........................   4%
EDUCATION ....................   3%
TRANSPORTATION ...............   3%


% OF TOTAL NET ASSETS
                                                            MARKET
  PAR VALUE                                                  VALUE
  ----------                                                -------


MUNICIPAL OBLIGATIONS - 99.73%

               ALASKA - 2.29%
               Valdez Marine Terminal RB
$     200,000    BP Pipelines Inc. Project
                 3.030%, 05/02/05 (a) ................  $       200,000
    3,700,000    BP Pipelines Inc. Project
                 Series C
                 3.030%, 05/02/05 (a) ................        3,700,000
    2,250,000    Exxon Pipeline Co. Project
                 2.890%, 05/02/05 (a) ................        2,250,000
                                                        ---------------
                                                              6,150,000
                                                        ---------------
               CALIFORNIA - 3.79%
    5,335,000  California State Daily Kindergarten
                 University, GO, Series B-1
                 3.000%, 05/02/05 (a)
                 LOC: Citibank; State Street;
                 National Australia Bank .............        5,335,000
    4,850,000  California State Department of
                 Water Resources, RB
                 Series B-2
                 3.120%, 05/02/05 (a)
                 LOC: BNP Paribas ....................        4,850,000
                                                        ---------------
                                                             10,185,000
                                                        ---------------
               COLORADO - 6.45%
               Colorado Educational & Cultural
                 Facilities RB
    3,055,000    Naropa University Project
                 3.000%, 05/09/05 (a)
                 LOC: Wells Fargo Bank ...............        3,055,000
      245,000    National Cable Television Center
                 3.000%, 05/09/05 (a)
                 LOC: Wells Fargo Bank ...............          245,000
   14,000,000  Colorado State, TRAN
                 3.000%, 06/25/05 ....................       14,030,881
                                                        ---------------
                                                             17,330,881
                                                        ---------------

                                                            MARKET
  PAR VALUE                                                  VALUE
  ----------                                                -------

               CONNECTICUT - 4.94%
               Connecticut State Health, GO
$  10,000,000    Series A
                 3.040%, 05/09/05 (a)
                 SPA: Landesbank .....................  $    10,000,000
    2,000,000    Series B
                 2.970%, 05/09/05 (a)
                 SPA: Bayerische Landesbank ..........        2,000,000
               Connecticut State HEFA RB,
                 Yale University
      850,000    Series T-1
                 3.000%, 05/02/05 (a) ................          850,000
      100,000    Series T-2
                 2.900%, 05/09/05 (a) ................          100,000
      300,000    Series X-3
                 3.000%, 05/02/05 (a) ................          300,000
                                                        ---------------
                                                             13,250,000
                                                        ---------------
               FLORIDA - 5.91%
    5,268,000  Jacksonville Electric Authority
                 System TECP
                 2.280%, 05/04/05 ....................        5,268,000
   10,600,000  Sarasota Memorial Hospital TECP
                 2.280%, 05/10/05 ....................       10,600,000
                                                        ---------------
                                                             15,868,000
                                                        ---------------
               GEORGIA - 3.72%
    5,000,000  Metropolitan Atlanta Rapid Transit
                 Authority RB, Series A
                 2.980%, 05/09/05 (a)
                 LOC: Bayerische Landesbank;
                 Westdeutsche Landesbank .............        5,000,000
    5,000,000  Municipal Electric Authority of
                 Georgia RB, Project One
                 Subordinated Bonds, Remarketed
                 2.970%, 05/09/05 (a)
                 Insured: FSA
                 SPA: Dexia Credit Local .............        5,000,000
                                                        ---------------
                                                             10,000,000
                                                        ---------------
               ILLINOIS - 10.85%
       10,000  Chicago Board of Education, GO
                 Series C-1
                 3.030%, 05/02/05 (a)
                 Insured: FSA
                 SPA: Depfa Bank .....................           10,000
               Illinois Health Facilities Authority RB
                 Gottlieb Health Resource, Inc.
    9,800,000    3.000%, 05/09/05 (a)
                 LOC: Harris Trust & Savings Bank ....        9,800,000
      530,000    Resurrection Health, Series A
                 3.040%, 05/02/05 (a)
                 Insured: FSA
                 SPA: Bank One .......................          530,000
    8,800,000    Rush Presbyterian - St. Luke's
                 Medical Center
                 Obligated Group, Series B
                 3.000%, 05/09/05 (a)
                 Insured: MBIA
                 SPA: First National Bank ............        8,800,000
   10,000,000  Illinois State, GO, Series B
                 3.040%, 05/09/05 (a) ................       10,000,000
                                                        ---------------
                                                             29,140,000
                                                        ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 6

ABN AMRO Funds
---------------

TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------
                                                           MARKET
  PAR VALUE                                                 VALUE
 ----------                                                -------

               INDIANA - 0.15%
$     400,000  Hammond PCR
                 Amoco Oil Project
                 3.030%, 05/02/05 (a) ................  $       400,000
                                                        ---------------
               KENTUCKY - 0.18%
      480,000  Kentucky Economic Development
                 Finance Authority Hospital
                 Facilities RB, Baptist Healthcare
                 System, Series C
                 3.030%, 05/02/05 (a)
                 Insured: MBIA
                 SPA: National City Bank .............          480,000
                                                        ---------------
               LOUISIANA - 4.69%
   12,600,000  St. Charles Parish PCR
                 Shell Oil Project, Series B
                 3.000%, 05/02/05 (a) ................       12,600,000
                                                        ---------------
               MARYLAND - 2.50%
               Maryland State Health & Higher
                 Education Facilities Authority RB
                 Pooled Loan Program
    2,600,000    Series A
                 3.000%, 05/09/05 (a)
                 LOC: Bank One Trust .................        2,600,000
    4,100,000    Series B
                 3.000%, 05/09/05 (a)
                 LOC: First National Bank ............        4,100,000
                                                        ---------------
                                                              6,700,000
                                                        ---------------
               MASSACHUSETTS - 6.03%
    3,700,000  Massachusetts State Central Artery
                 GO, Series A
                 3.030%, 05/02/05 (a)
                 SPA: Landesbank Baden-
                 Wurttemberg .........................        3,700,000
      700,000  Massachusetts State HEFA RB
                 Capital Asset Program
                 Series C
                 3.020%, 05/02/05 (a)
                 Insured: MBIA .......................          700,000
    1,000,000  Massachusetts State, GO, Series B
                 3.000%, 05/09/05 (a)
                 SPA: Landesbank .....................        1,000,000
               Massachusetts Water Resources
                 Authority Multi-Modal
                 Subordinated General RB
      800,000    Series A
                 2.960%, 05/09/05 (a)
                 Insured: AMBAC SPA: Bank of
                 Nova Scotia / Dexia Credit Local ....          800,000
   10,000,000    Series B
                 2.990%, 05/09/05 (a)
                 Insured: FGIC .......................       10,000,000
                                                        ---------------
                                                             16,200,000
                                                        ---------------
               MINNESOTA - 5.41%
    2,305,000  Hennepin County, GO
                 Series B
                 2.850%, 05/09/05 (a) ................        2,305,000
      365,000  Minneapolis Convention Center, GO
                 Convention Center Bonds
                 2.850%, 05/09/05 (a)
                 SPA: Dexia Credit Local .............          365,000


                                                           MARKET
  PAR VALUE                                                 VALUE
 ----------                                                -------


               MINNESOTA (CONTINUED)

$   5,860,000  Minneapolis, Library, GO
                 2.850%, 05/09/05 (a)
                 SPA: Dexia Credit Local .............  $     5,860,000
    6,000,000  Owatonna Hospital RB
                 Health Central System
                 3.100%, 05/09/05 (a)
                 LOC: Wells Fargo Bank ...............        6,000,000
                                                        ---------------
                                                             14,530,000
                                                        ---------------
               MISSISSIPPI - 3.63%
    9,745,000  Jackson County Port Facility RB
                 Chevron USA Inc. Project
                 3.030%, 05/02/05 (a) ................        9,745,000
                                                        ---------------
               MISSOURI - 0.35%
               Missouri State HEFA RB
                 The Washington University
                 Project
      250,000    Series A
                 3.030%, 05/02/05 (a)
                 SPA: Morgan Guaranty Trust ..........          250,000
      700,000    Series B
                 3.030%, 05/02/05 (a)
                 SPA: Morgan Guaranty Trust ..........          700,000
                                                        ---------------
                                                                950,000
                                                        ---------------
               NEBRASKA - 4.28%
    6,500,000  Lincoln Electric System TECP
                 2.170%, 05/09/05 ....................        6,500,000
    5,000,000  Omaha Public Power TECP
                 2.300%, 05/04/05 ....................        5,000,000
                                                        ---------------
                                                             11,500,000
                                                        ---------------
               NEVADA - 0.27%
      710,000  Clark County School District, GO
                 Series A
                 2.970%, 05/02/05 (a)
                 Insured: FSA
                 SPA: State Street ...................          710,000
                                                        ---------------
               NEW JERSEY - 2.80%
    7,500,000  New Jersey State, TAN, Series A
                 3.000%, 06/24/05 ....................        7,516,443
                                                        ---------------
               NEW MEXICO - 4.09%
      935,000  Hurley PCR
                 Kennecott Santa Fe Project
                 3.030%, 05/02/05 (a) ................          935,000
   10,000,000  New Mexico State, TRAN, Series A
                 4.000%, 06/30/05 ....................       10,034,096
                                                        ---------------
                                                             10,969,096
                                                        ---------------
               NEW YORK - 4.95%
    1,000,000  New York City Transitional Finance
                 Authority RB
                 Series 3, Sub Series 3 B
                 3.120%, 05/02/05 (a)
                 SPA: Bank of New York ...............        1,000,000
    1,300,000  New York City, GO, Sub Series E5
                 2.990%, 05/02/05 (a)
                 LOC: JPMorgan Chase .................        1,300,000
   11,000,000  New York State Local Government
                 Assistance RB, Series D
                 2.930%, 05/09/05 (a)
                 LOC: Societe Generale ...............       11,000,000
                                                        ---------------
                                                             13,300,000
                                                        ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                             | 7

ABN AMRO Funds
---------------

TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                           MARKET
  PAR VALUE                                                 VALUE
 ----------                                                -------



               NORTH CAROLINA - 1.56%
$   4,200,000  North Carolina State, Public
                 Improvement GO, Series F
                 2.970%, 05/09/05 (a)
                 SPA: Landesbank .....................  $     4,200,000
                                                        ---------------
               TEXAS - 7.57%
    5,200,000  Gulf Coast Waste Disposal
                 Authority PCR
                 Exxon Project
                 2.890%, 05/02/05 (a) ................        5,200,000
    2,300,000  Harris County, Health Facilities RB
                 Texas Medical Center Project
                 3.050%, 05/02/05 (a)
                 Insured: MBIA
                 SPA: JPMorgan Chase .................        2,300,000
    5,000,000  North Centrel Texas Hospital TECP
                 2.250%, 06/02/05 ....................        5,000,000
    1,300,000  Southwest Higher Education
                 Authority RB, Southern
                 Methodist University
                 3.030%, 05/02/05 (a)
                 LOC: Landesbank .....................        1,300,000
    6,500,000  Texas State, TRAN
                 3.000%, 08/31/05 ....................        6,522,322
                                                        ---------------
                                                             20,322,322
                                                        ---------------
               UTAH - 1.49%
    3,000,000  Intermountain Public Power TECP
                 2.170%, 05/11/05 ....................        3,000,000
    1,000,000  State of Utah Building Ownership
                 Authority Lease RB
                 Facilities Master Lease Program
                 Series C
                 3.040%, 05/09/05 (a)
                 LOC: Landesbank .....................        1,000,000
                                                        ---------------
                                                              4,000,000
                                                        ---------------
               WASHINGTON - 2.89%
    4,750,000  Washington State Public Power
                 Supply System RB
                 Nuclear Project No. 1, Series 1A-1
                 3.000%, 05/09/05 (a)
                 LOC: Bank of America ................        4,750,000
    3,000,000  Washington State, GO, Series VR 96B
                 2.930%, 05/09/05 (a)
                 SPA: Landesbank .....................        3,000,000
                                                        ---------------
                                                              7,750,000
                                                        ---------------
               WEST VIRGINIA - 4.40%
   11,815,000  Marshall County PCR
                 Ohio Power Project, Series E
                 3.040%, 05/02/05 (a)
                 LOC: Royal Bank of Scotland .........       11,815,000
                                                        ---------------
               WISCONSIN - 2.81%
    7,546,000  State of Wisconsin TECP
                 2.170%, 05/05/05 ....................        7,546,000
                                                        ---------------
               WYOMING - 1.73%
    4,650,000  Sublette County PCR
                 Exxon Project
                 2.950%, 05/02/05 (a) ................        4,650,000
                                                        ---------------
               TOTAL MUNICIPAL OBLIGATIONS
                 (Cost $267,807,742) .................      267,807,742
                                                        ---------------


                                                            MARKET
   SHARES                                                   VALUE
----------                                                 -------


INVESTMENT COMPANIES - 0.00%
        1,207  Dreyfus Tax-Exempt Cash
                 Management Fund .....................  $         1,207
        1,931  SEI Institutional Tax Free Money
                 Market Fund .........................            1,931
                                                        ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $3,138) .......................            3,138
                                                        ---------------
TOTAL INVESTMENTS - 99.73%
   (Cost $267,810,880)* ..............................      267,810,880
                                                        ---------------
NET OTHER ASSETS AND LIABILITIES - 0.27% .............          725,949
                                                        ---------------
NET ASSETS - 100.00% .................................  $   268,536,829
                                                        ===============

-----------------------------------
  * At April 30, 2005, cost is identical for book and Federal income tax purposes.

(a) Variable rate instrument. The rate shown reflects the rate in effect on April 30, 2005. The maturity date shown is the next scheduled demand date.

       AMBAC   Ambac Assurance Corp.
        FGIC   Financial Guaranty Insurance Co.
         FSA   Financial Security Assurance, Inc.
          GO   General Obligation
        HEFA   Health & Educational Facilities Authority
  Landesbank   Landesbank Hessen Thurigen Girozentrale
         LOC   Letter of Credit
        MBIA   MBIA Insurance Corporation
         PCR   Pollution Control Revenue
          RB   Revenue Bond
         SPA   Standby Purchase Agreement
         TAN   Tax Anticipation Note
        TECP   Tax-Exempt Commercial Paper
        TRAN   Tax & Revenue Anticipation Note


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 8

ABN AMRO Funds
---------------

TREASURY MONEY MARKET FUND                                        APRIL 30, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. TREASURY OBLIGATIONS ....  53%
REPURCHASE AGREEMENTS ........  44%
CASH AND OTHER NET ASSETS ....   3%

% OF TOTAL NET ASSETS



                                                           MARKET
  PAR VALUE                                                 VALUE
 ----------                                                -------


U.S. TREASURY OBLIGATIONS - 52.61%
               U.S. TREASURY BILLS (A) - 48.16%
$  10,000,000  2.470%, 05/05/05 ......................  $     9,997,256
   15,000,000  2.528%, 05/05/05 ......................       14,995,787
   10,000,000  2.555%, 05/05/05 ......................        9,997,161
   20,000,000  2.563%, 05/05/05 ......................       19,994,306
    5,000,000  2.270%, 05/12/05 ......................        4,996,532
   15,000,000  2.550%, 05/12/05 ......................       14,988,312
   10,000,000  2.551%, 05/12/05 ......................        9,992,205
   10,000,000  2.627%, 05/19/05 ......................        9,986,865
   10,000,000  2.665%, 05/26/05 ......................        9,981,493
   10,000,000  2.690%, 06/02/05 ......................        9,976,089
    5,000,000  2.680%, 08/04/05 ......................        4,964,639
    5,000,000  2.820%, 08/04/05 ......................        4,962,792
    5,000,000  2.987%, 09/08/05 ......................        4,946,068
                                                        ---------------
                                                            129,779,505
                                                        ---------------
               U.S. TREASURY NOTES - 4.45%
    7,000,000  1.250%, 05/31/05 ......................        6,995,606
    5,000,000  1.125%, 06/30/05 ......................        4,987,775
                                                        ---------------
                                                             11,983,381
                                                        ---------------
               TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $141,762,886) .................      141,762,886
                                                        ---------------


REPURCHASE AGREEMENTS - 44.16%
$  49,000,000  Deutsche  Bank, 2.900%, dated 04/29/05,
                 matures 05/02/05, repurchase price
                 $49,011,842 (collateralized by U.S.
                 Treasury  instruments, with interest
                 rates of 0.000% to 5.750% and
                 maturities between 2005 and 2019,
                 total  market  value $49,980,001) ...  $    49,000,000
   25,000,000  Goldman  Sachs, 2.770%, dated 04/29/05,
                 matures 05/02/05, repurchase price
                 $25,005,771 (collateralized by U.S.
                 Treasury instruments, with interest
                 rates of 2.000% to 13.875% and
                 maturities between 2005 and 2011,
                 total market value $25,500,676) .....       25,000,000
   45,000,000  JPMorgan  Chase,  2.820%, dated
                 04/29/05, matures 05/02/05,
                 repurchase price $45,010,575
                 (collateralized  by U.S. Treasury
                 instruments, with interest rates
                 of 0.000% and maturities between
                 2015 and 2022, total market value
                 $45,900,650) ........................       45,000,000
                                                        ---------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $119,000,000) .................      119,000,000
                                                        ---------------
SHARES
------

INVESTMENT COMPANIES - 3.41%
    4,841,042  AIM STIT Treasury Portfolio ...........        4,841,042
    4,344,914  BlackRock Institutional T-Fund
                 Portfolio ...........................        4,344,914
                                                        ---------------
               TOTAL INVESTMENT COMPANIES
                 (Cost $9,185,956) ...................        9,185,956
                                                        ---------------
TOTAL INVESTMENTS - 100.18%
   (Cost $269,948,842)* ..............................      269,948,842
                                                        ---------------
NET OTHER ASSETS AND LIABILITIES - (0.18)% ...........         (486,525)
                                                        ---------------
NET ASSETS - 100.00% .................................  $   269,462,317
                                                        ===============

----------------------------
  * At April 30, 2005, cost is identical for book and Federal income tax purposes.

(a) Annualized yield at the time of purchase.

STIT Short-Term Investments Trust PLC



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                             | 9

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2005
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------


                                                           GOVERNMENT MONEY         MONEY       TAX-EXEMPT MONEY   TREASURY MONEY
                                                              MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                                                           ----------------   ---------------   ----------------  ----------------
ASSETS:
Investments:
        Investments at amortized cost .................    $    192,320,548   $   130,965,066   $    267,810,880  $    150,948,842
        Repurchase agreements at cost .................         135,000,000        15,000,000                 --       119,000,000
                                                           ----------------   ---------------   ----------------  ----------------
          Total investments ...........................         327,320,548       145,965,066        267,810,880       269,948,842
Receivables:
        Dividends and interest ........................              27,913           173,981          1,293,798            77,843
        Fund shares sold ..............................              46,093            25,906              1,500                --
Other assets ..........................................              12,047             9,596              7,576            29,728
                                                           ----------------   ---------------   ----------------  ----------------
          Total assets ................................         327,406,601       146,174,549        269,113,754       270,056,413
                                                           ----------------   ---------------   ----------------  ----------------

LIABILITIES:
Payables:
        Due to custodian ..............................                  --                --             70,336                --
        Dividend distribution .........................             550,886                67            410,648           485,364
        Fund shares redeemed ..........................              34,520            12,494                 --             8,593
        Due to Adviser, net (Note E) ..................              54,499            23,525             50,685            50,047
        Administration fees (Note E) ..................              15,069             6,261             12,081            11,155
        Distribution fees (Note E) ....................               1,247             4,827              1,802               192
        Shareholder service fees (Note E) .............               1,935            12,763                 --                --
        Trustees fees (Note E) ........................               3,692             1,554              2,987             2,850
Accrued expenses and other payables ...................              49,791             3,388             28,386            35,895
                                                           ----------------   ---------------   ----------------  ----------------
          Total liabilities ...........................             711,639            64,879            576,925           594,096
                                                           ----------------   ---------------   ----------------  ----------------
NET ASSETS ............................................    $    326,694,962   $   146,109,670   $    268,536,829  $    269,462,317
                                                           ================   ===============   ================  ================

NET ASSETS CONSIST OF:
    Paid in capital ...................................    $    326,663,340   $   146,109,805   $    268,538,153  $    269,462,317
    Accumulated undistributed (distribution in
       excess of) net investment income ...............              30,740              (119)                --               (77)
    Accumulated net realized gain (loss) on investments                 882               (16)            (1,324)               77
                                                           ----------------   ---------------   ----------------  ----------------
        TOTAL NET ASSETS ..............................    $    326,694,962   $   146,109,670   $    268,536,829  $    269,462,317
                                                           ================   ===============   ================  ================
CLASS I:
    Net Assets ........................................    $    288,032,874   $     2,226,592   $    224,979,850  $    263,859,719
    Shares of beneficial interest outstanding .........         288,000,156         2,226,464        224,980,642       263,868,068
        NET ASSET VALUE
          Offering and redemption price per share
            (Net Assets/Shares Outstanding) ...........    $           1.00   $          1.00   $           1.00  $           1.00
                                                           ================   ===============   ================  ================
CLASS S:
    Net Assets ........................................    $     38,662,088   $   143,883,078   $     43,556,979  $      5,602,598
    Shares of beneficial interest outstanding .........          38,664,919       143,883,595         43,557,616         5,601,499
        NET ASSET VALUE
          Offering and redemption price per share
            (Net Assets/Shares Outstanding) ...........    $           1.00   $          1.00   $           1.00  $           1.00
                                                           ================   ===============   ================  ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 10

ABN AMRO Funds
---------------

FOR THE SIX MONTHS ENDED APRIL 30, 2005
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                          GOVERNMENT MONEY         MONEY       TAX-EXEMPT MONEY   TREASURY MONEY
                                                             MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                                                          ----------------   ---------------   ----------------  ----------------
INVESTMENT INCOME:
     Dividends ........................................   $         38,691   $         5,399   $         66,671  $         28,869
     Interest .........................................          4,639,916         1,698,787          2,572,548         3,188,352
                                                          ----------------   ---------------   ----------------  ----------------
      Total investment income .........................          4,678,607         1,704,186          2,639,219         3,217,221
                                                          ----------------   ---------------   ----------------  ----------------

EXPENSES:
     Investment advisory fees (Note E) ................            406,648           248,056            508,959           516,830
     Distribution expenses(a) (Note E) ................             45,779           171,538             53,931             9,959
     Shareholder service fees(a) (Note E) .............             12,818            75,477                 --                --
     Transfer agent fees (Note E) .....................             22,240             5,748             17,026            17,632
     Administration fees (Note E) .....................            108,384            38,078             77,338            77,957
     Registration expenses ............................             10,850            10,903             11,150            11,700
     Custodian fees ...................................             18,317            21,228             25,976            19,050
     Professional fees ................................             14,890            10,490             12,946            13,047
     Trustees fees (Note E) ...........................              7,896             3,105              6,204             6,422
     Other expenses ...................................             20,748            30,932              7,011            35,809
                                                          ----------------   ---------------   ----------------  ----------------
      Total expenses before waivers ...................            668,570           615,555            720,541           708,406
                                                          ----------------   ---------------   ----------------  ----------------
      Less: Investment advisory fees waived (Note E) ..                 --          (106,310)          (186,734)         (166,850)
                                                          ----------------   ---------------   ----------------  ----------------

      Net expenses ....................................            668,570           509,245            533,807           541,556
                                                          ----------------   ---------------   ----------------  ----------------

NET INVESTMENT INCOME .................................          4,010,037         1,194,941          2,105,412         2,675,665
                                                          ----------------   ---------------   ----------------  ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ............   $      4,010,037   $     1,194,941   $      2,105,412  $      2,675,665
                                                          ================   ===============   ================  ================

---------------------------------------------------------
 (a) Fees are incurred at the Class S level.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 11

ABN AMRO Funds
---------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            GOVERNMENT MONEY MARKET FUND                 MONEY MARKET FUND
                                                         -----------------------------------   -----------------------------------
                                                         SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                          APRIL 30, 2005       OCTOBER 31,      APRIL 30, 2005       OCTOBER 31,
                                                            (UNAUDITED)           2004            (UNAUDITED)           2004
                                                         ----------------   ----------------   ----------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD .....................  $    492,385,672   $    495,640,765   $    137,652,825   $    132,534,879
                                                         ----------------   ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income .............................         4,010,037          4,418,645          1,194,941            715,593
    Net realized gain on investments sold .............                --              3,185                 --                 --
                                                         ----------------   ----------------   ----------------   ----------------
       Net increase in net assets from operations .....         4,010,037          4,421,830          1,194,941            715,593
                                                         ----------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I ........................................        (3,699,394)        (4,160,923)           (43,056)           (20,997)
       Class S ........................................          (311,525)          (257,722)        (1,152,004)          (694,596)
                                                         ----------------   ----------------   ----------------   ----------------
          Total distributions .........................        (4,010,919)        (4,418,645)        (1,195,060)          (715,593)
                                                         ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class I ........................................       464,019,453        959,065,544         17,563,761         29,871,289
       Class S ........................................        46,246,426        158,956,996        287,052,499        525,551,961
    Proceeds from reinvestment of distributions:
       Class I ........................................           266,451            207,715             43,006             20,993
       Class S ........................................           341,727            257,715          1,151,900            694,510
    Cost of shares redeemed:
       Class I ........................................      (635,726,939)      (953,673,989)       (20,201,636)       (25,372,747)
       Class S ........................................       (40,836,946)      (168,072,259)      (277,152,566)      (525,648,060)
                                                         ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) from capital share
              transactions ............................      (165,689,828)        (3,258,278)         8,456,964          5,117,946
                                                         ----------------   ----------------   ----------------   ----------------
          Total increase (decrease) in net assets .....      (165,690,710)        (3,255,093)         8,456,845          5,117,946
                                                         ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........  $    326,694,962   $    492,385,672   $    146,109,670   $    137,652,825
                                                         ================   ================   ================   ================
    (A) Undistributed (distributions in excess of) net
       investment income ..............................  $         30,740   $         31,622   $           (119)  $             --
                                                         ================   ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold ...........................................       464,019,453        959,065,544         17,563,761         29,871,289
       Proceeds from reinvestment of distributions ....           266,451            207,715             43,006             20,993
       Redeemed .......................................      (635,726,939)      (953,673,989)       (20,201,636)       (25,372,747)
    Class S:
       Sold ...........................................        46,246,426        158,956,996        287,052,499        525,551,963
       Proceeds from reinvestment of distributions ....           341,727            257,715          1,151,900            694,510
       Redeemed .......................................       (40,836,946)      (168,072,259)      (277,152,566)      (525,648,060)
                                                         ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding      (165,689,828)        (3,258,278)         8,456,964          5,117,948
                                                         ================   ================   ================   ================



                                                              TAX-EXEMPT MONEY MARKET FUND          TREASURY MONEY MARKET FUND
                                                          -----------------------------------   ----------------------------------
                                                          SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                           APRIL 30, 2005       OCTOBER 31,      APRIL 30, 2005       OCTOBER 31,
                                                            (UNAUDITED)           2004            (UNAUDITED)           2004
                                                          ----------------   ----------------   ---------------   ----------------
NET ASSETS AT BEGINNING OF PERIOD .....................  $    289,817,134   $    295,874,695   $    315,326,381   $    405,745,351
                                                         ----------------   ----------------   ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income .............................         2,105,412          2,233,836          2,675,665          2,686,476
    Net realized gain on investments sold .............                --                 --                 --                 77
                                                         ----------------   ----------------   ----------------   ----------------
       Net increase in net assets from operations .....         2,105,412          2,233,836          2,675,665          2,686,553
                                                          ----------------   ----------------   ---------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class I ........................................        (1,833,580)        (2,099,829)        (2,613,892)        (2,639,206)
       Class S ........................................          (271,832)          (134,007)           (61,850)           (47,270)
                                                         ----------------   ----------------   ----------------   ----------------
          Total distributions .........................        (2,105,412)        (2,233,836)        (2,675,742)        (2,686,476)
                                                         ----------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares:
       Class I ........................................       250,809,406        422,734,104        284,005,525        818,749,582
       Class S ........................................       296,455,935        206,661,844         11,106,750         30,475,184
    Proceeds from reinvestment of distributions:
       Class I ........................................             2,314              1,318              9,427             12,467
       Class S ........................................           241,037            134,239             61,416             42,392
    Cost of shares redeemed:
       Class I ........................................      (288,419,128)      (434,906,784)      (328,327,213)      (880,894,083)
       Class S ........................................      (280,369,869)      (200,682,282)       (12,719,892)       (58,804,589)
                                                         ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) from capital share
              transactions ............................       (21,280,305)        (6,057,561)       (45,863,987)       (90,419,047)
                                                         ----------------   ----------------   ----------------   ----------------
          Total increase (decrease) in net assets .....       (21,280,305)        (6,057,561)       (45,864,064)       (90,418,970)
                                                         ----------------   ----------------   ----------------   ----------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) ........  $    268,536,829   $    289,817,134   $    269,462,317   $    315,326,381
                                                         ================   ================   ================   ================
    (A) Undistributed (distributions in excess of) net
       investment income ..............................  $             --   $             --   $            (77)  $             --
                                                         ================   ================   ================   ================
OTHER INFORMATION:
SHARE TRANSACTIONS:
    Class I:
       Sold ...........................................       250,809,406        422,734,104        284,005,524        818,749,582
       Proceeds from reinvestment of distributions ....             2,314              1,318              9,427             12,467
       Redeemed .......................................      (288,419,128)      (434,906,784)      (328,327,213)      (880,894,083)
    Class S:
       Sold ...........................................       296,455,935        206,661,844         11,106,750         30,475,184
       Proceeds from reinvestment of distributions ....           241,037            134,239             61,416             42,392
       Redeemed .......................................      (280,369,869)      (200,682,282)       (12,719,892)       (58,804,589)
                                                         ----------------   ----------------   ----------------   ----------------
          Net increase (decrease) in shares outstanding       (21,280,305)        (6,057,561)       (45,863,988)       (90,419,047)
                                                         ================   ================   ================   ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                   pages 12 & 13

ABN AMRO Funds
---------------

GOVERNMENT MONEY MARKET FUND                                      APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED        YEAR        YEAR        YEAR      TEN MONTHS     YEAR        YEAR
                                              04/30/05       ENDED      ENDED      ENDED         ENDED        ENDED       ENDED
                                             (UNAUDITED)  10/31/04     10/31/03    10/31/02     10/31/01    12/31/00     12/31/99
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
CLASS I
Net Asset Value, Beginning of Period ....... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................       0.01        0.01         0.01        0.02         0.04        0.06         0.05
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income ...............      (0.01)      (0.01)       (0.01)      (0.02)       (0.04)      (0.06)       (0.05)
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ............. $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                             ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN ...............................       1.01%(a)    0.91%        0.98%       1.70%        3.57%(a)    6.08%        4.87%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .... $  288,033   $ 459,475   $  453,873   $ 492,398   $  611,611   $ 589,752   $  464,520
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............       0.30%       0.30%        0.29%       0.30%        0.38%       0.41%        0.41%
     After reimbursement and/or waiver
       of expenses by Adviser ..............       0.30%       0.30%        0.29%       0.30%        0.31%       0.33%        0.33%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............       2.00%       0.91%        0.98%       1.70%        4.14%       5.84%        4.70%
     After reimbursement and/or waiver
       of expenses by Adviser ..............       2.00%       0.91%        0.98%       1.70%        4.21%       5.92%        4.78%

------------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period ....... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................       0.01        0.01         0.01        0.01         0.03        0.06         0.04
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income ...............      (0.01)      (0.01)       (0.01)      (0.01)       (0.03)      (0.06)       (0.04)
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ............. $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                             ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN ...............................       0.85%(a)    0.58%        0.65%       1.36%        3.30%(a)    5.74%        4.53%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .... $   38,662   $  32,911   $   41,768   $  30,590   $   44,190   $  76,097   $   96,031
   Ratios of expenses to average
    net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............       0.62%       0.62%        0.62%       0.63%        0.71%       0.91%        0.91%
     After reimbursement and/or waiver
       of expenses by Adviser ..............       0.62%       0.62%        0.62%       0.63%        0.63%       0.65%        0.65%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............       1.68%       0.59%        0.65%       1.37%        3.81%       5.34%        4.20%
     After reimbursement and/or waiver
       of expenses by Adviser ..............       1.68%       0.59%        0.65%       1.37%        3.89%       5.60%        4.46%

-------------------------------------------------------------------
 (a)  Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 14

--------------------------------------------------------------------------------
ABN AMRO Funds
---------------

MONEY MARKET FUND                                                 APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                                ENDED        YEAR        YEAR         YEAR     TEN MONTHS      YEAR        YEAR
                                              04/30/05       ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                             (UNAUDITED)   10/31/04     10/31/03    10/31/02    10/31/01     12/31/00    12/31/99
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
CLASS I
Net Asset Value, Beginning of Period ....... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................       0.01        0.01         0.01        0.02(a)      0.04        0.06         0.05
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income ...............      (0.01)      (0.01)       (0.01)      (0.02)       (0.04)      (0.06)       (0.05)
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ............. $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                             ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN ...............................       1.01%(b)    0.87%        0.92%       1.58%        3.65%(b)    6.21%        4.98%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .... $    2,227   $   4,821   $      302   $     414   $    1,672   $  44,274   $1,138,123
   Ratios of expenses to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............       0.52%       0.50%        0.50%       0.49%        0.58%       0.56%        0.55%
     After reimbursement and/or waiver
       of expenses by Adviser ..............       0.37%       0.37%        0.37%       0.37%        0.36%       0.33%        0.32%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............       1.88%       0.73%        0.78%       1.45%        4.17%       5.58%        4.65%
     After reimbursement and/or waiver
       of expenses by Adviser ..............       2.03%       0.86%        0.91%       1.57%        4.39%       5.81%        4.88%


--------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period ....... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                              ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................       0.01        0.01         0.01        0.01(a)      0.03        0.06         0.05
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income ...............      (0.01)      (0.01)       (0.01)      (0.01)       (0.03)      (0.06)       (0.05)
                                             ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ............. $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                             ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN ...............................       0.83%(b)    0.50%        0.55%       1.22%        3.34%(b)    5.83%        4.60%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .... $  143,883   $ 132,831   $  132,233   $ 143,446   $  176,451   $ 231,648   $  247,655
   Ratios of expenses to average net
    assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............       0.88%       0.86%        0.86%       0.85%        0.94%       1.06%        1.05%
     After reimbursement and/or waiver
       of expenses by Adviser ..............       0.73%       0.73%        0.73%       0.73%        0.72%       0.69%        0.68%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ..............       1.52%       0.37%        0.42%       1.09%        3.81%       5.08%        4.15%
     After reimbursement and/or waiver
       of expenses by Adviser ..............       1.67%       0.50%        0.55%       1.21%        4.03%       5.45%        4.52%


---------------------------------------------------------------------------------------------------------------------------
 (a) The selected per share data was calculated  using  weighted  average shares method for the period.
 (b) Not Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 15

ABN AMRO Funds
---------------

TAX-EXEMPT MONEY MARKET FUND                                      APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED        YEAR        YEAR         YEAR     TEN MONTHS      YEAR        YEAR
                                            04/30/05       ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                           (UNAUDITED)   10/31/04     10/31/03    10/31/02    10/31/01     12/31/00    12/31/99
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
CLASS I
Net Asset Value, Beginning of Period ..... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............       0.01        0.01         0.01        0.01         0.02        0.04         0.03
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income .............      (0.01)      (0.01)       (0.01)      (0.01)       (0.02)      (0.04)       (0.03)
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ........... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN .............................       0.74%(a)    0.74%        0.72%       1.12%        2.17%(a)    3.87%        3.01%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $  224,980   $ 262,587   $  274,759   $ 340,683   $  434,372   $ 416,864   $  284,455
   Ratios of expenses to average net
    assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ............       0.46%       0.46%        0.46%       0.45%        0.55%       0.55%        0.58%
     After reimbursement and/or waiver
       of expenses by Adviser ............       0.33%       0.33%        0.33%       0.33%        0.33%       0.32%        0.35%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ............       1.35%       0.61%        0.59%       0.99%        2.38%       3.57%        2.73%
     After reimbursement and/or waiver
       of expenses by Adviser ............       1.48%       0.74%        0.72%       1.11%        2.60%       3.80%        2.96%


------------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period ..... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............       0.01          --(b)        --(b)     0.01         0.02        0.04         0.03
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income .............      (0.01)         --(b)        --(b)    (0.01)       (0.02)      (0.04)       (0.03)
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ........... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN .............................       0.62%(a)    0.49%        0.47%       0.87%        1.96%(a)    3.61%        2.75%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $   43,557   $  27,230   $   21,116   $  20,930   $   27,776   $  65,046   $   66,130
   Ratios of expenses to average net
    assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ............       0.71%       0.71%        0.71%       0.70%        0.80%       1.05%        1.08%
     After reimbursement and/or waiver
       of expenses by Adviser ............       0.58%       0.58%        0.58%       0.58%        0.58%       0.57%        0.60%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ............       1.10%       0.36%        0.34%       0.74%        2.13%       3.07%        2.23%
     After reimbursement and/or waiver
       of expenses by Adviser ............       1.23%       0.49%        0.47%       0.86%        2.35%       3.55%        2.71%

-----------------------------------------------------------------
 (a)  Not Annualized.
 (b) Represents less than $0.005 per share.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 16

ABN AMRO Funds
---------------

TREASURY MONEY MARKET FUND                                        APRIL 30, 2005

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED        YEAR        YEAR         YEAR     TEN MONTHS      YEAR        YEAR
                                            04/30/05       ENDED       ENDED        ENDED       ENDED        ENDED       ENDED
                                           (UNAUDITED)   10/31/04     10/31/03    10/31/02    10/31/01     12/31/00    12/31/99
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
CLASS I
Net Asset Value, Beginning of Period ..... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............       0.01        0.01         0.01        0.01         0.03        0.06         0.05
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income .............      (0.01)      (0.01)       (0.01)      (0.01)       (0.03)      (0.06)       (0.05)
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ........... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN .............................       0.92%(a)    0.75%        0.85%       1.47%        3.40%(a)    5.85%        4.63%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $  263,860   $ 308,172   $  370,304   $ 338,172   $  246,473   $ 219,437   $  327,906
   Ratios of expenses to average net
    assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ............       0.47%       0.46%        0.46%       0.46%        0.56%       0.58%        0.59%
     After reimbursement and/or waiver
       of expenses by Adviser ............       0.36%       0.36%        0.36%       0.36%        0.34%       0.35%        0.36%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ............       1.71%       0.63%        0.74%       1.35%        3.76%       5.44%        4.30%
     After reimbursement and/or waiver
       of expenses by Adviser ............       1.82%       0.73%        0.84%       1.45%        3.98%       5.67%        4.53%


------------------------------------------------------------------------------------------------------------------------------------
CLASS S
Net Asset Value, Beginning of Period ..... $     1.00   $    1.00   $     1.00    $   1.00   $     1.00   $    1.00   $     1.00
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...............       0.01          --(b)      0.01        0.01         0.03        0.05         0.04
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
     Less distributions from
       net investment income .............      (0.01)         --(b)     (0.01)      (0.01)       (0.03)      (0.05)       (0.04)
                                           ----------   ---------   ----------   ---------   ----------   ---------   ----------
Net Asset Value, End of Period ........... $     1.00   $    1.00   $     1.00   $    1.00   $     1.00   $    1.00   $     1.00
                                           ==========   =========   ==========   =========   ==========   =========   ==========
TOTAL RETURN .............................       0.79%(a)    0.50%        0.60%       1.22%        3.19%(a)    5.59%        4.37%
RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (in 000's) .. $   5,603    $   7,154   $   35,441   $  31,128   $   26,193   $  13,422   $   11,696
   Ratios of expenses to average net
    assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ............       0.72%       0.71%        0.71%       0.71%        0.81%       1.08%        1.09%
     After reimbursement and/or waiver
       of expenses by Adviser ............       0.61%       0.61%        0.61%       0.61%        0.59%       0.60%        0.61%
   Ratios of net investment income
     to average net assets:
     Before reimbursement and/or waiver
       of expenses by Adviser ............       1.46%       0.38%        0.49%       1.10%        3.51%       4.94%        3.80%
     After reimbursement and/or waiver
       of expenses by Adviser ............       1.57%       0.48%        0.59%       1.20%        3.73%       5.42%        4.28%

-----------------------------------------------------------------
 (a)  Not Annualized.
 (b) Represents less than $0.005 per share.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                            | 17

ABN AMRO Funds
---------------

                                                                  APRIL 30, 2005
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE (A) FUND ORGANIZATION: ABN AMRO Funds (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") and operates as an open-end management investment company that is comprised of 24 separate portfolios.

Four Funds of the Trust are included in these financial statements: ABN AMRO Government Money Market Fund ("Government Money Market Fund"), ABN AMRO Money Market Fund ("Money Market Fund"), ABN AMRO Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") and ABN AMRO Treasury Money Market Fund ("Treasury Money Market Fund") (each a "Fund" and collectively, the "Funds").

NOTE (B) SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

(1) SECURITY VALUATION: All securities, with the exception of investments in other funds and repurchase agreements, are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income. Investments in other funds are valued at the underlying fund's net asset value at the date of valuation. Repurchase agreements are valued at cost, which approximates fair value.

(2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by ABN AMRO Asset Management
(USA) LLC (the "Adviser") subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(3) U.S. GOVERNMENT AGENCY OBLIGATIONS: Government Money Market Fund and Money Market Fund may invest in U.S. Government Agency Obligations. These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is generally determined using the identified cost method.

(5) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2004, the following Funds had available realized capital losses to offset future net capital gains through fiscal year ended:

                                         AMOUNT  EXPIRATION DATE
                                         ------  ---------------
Money Market Fund ..................  $      16       2006-2008
Tax-Exempt Money Market Fund .......      1,324            2005


(6) MULTI-CLASS OPERATIONS: The Funds are authorized to issue two classes of shares, Class I and Class S. The classes are substantially the same except that Class S bears class specific expenses, which relate to distribution fees and shareholder service fees. Each class offered by these Funds has equal rights as to assets. Income, fund level specific expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses are allocated directly to the appropriate class.

(7) USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

| 18
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

(8) COMMITMENTS AND CONTINGENCIES: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

NOTE (C)  DIVIDENDS  FROM NET  INVESTMENT  INCOME AND  DISTRIBUTIONS  OF CAPITAL
GAINS: The Funds declare dividends daily from net investment income. The Funds' dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. Differences in dividends per share between classes of the Funds are due to different class expenses.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of permanent book and tax basis differences.

Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes. The tax character of ordinary income distributions paid during the years ended October 31, 2004 and 2003 was as follows:

                    DISTRIBUTIONS PAID IN 2004   DISTRIBUTIONS PAID IN 2003
                    --------------------------   --------------------------

                       TAX-EXEMPT  ORDINARY         TAX-EXEMPT    ORDINARY
                         INCOME     INCOME           INCOME        INCOME
                         ------     ------           ------        ------
Government Money
     Market Fund ... $       --    $4,116,031      $       --     $4,743,963
Money Market Fund ..         --       715,593              --        823,338
Tax-Exempt Money
     Market Fund ...  2,083,226            --        2,757,974            --
Treasury Money
     Market Fund ...         --     2,530,817               --     3,526,657

As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                             UNDISTRIBUTED    UNDISTRIBUTED
                              CAPITAL LOSS     ORDINARY        TAX-EXEMPT
                              CARRYFORWARD      INCOME           INCOME
                              ------------      ------           ------
Government Money
    Market Fund ............  $     --       $   605,762      $      --
Money Market Fund ..........       (16)               --             --
Tax-Exempt Money
      Market Fund ..........    (1,324)               --        294,908
Treasury Money
      Market Fund ..........        --           350,494             --

These amounts are as of the most recent tax year end.

NOTE (D) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value.

NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: The Adviser provides the Funds with investment advisory services. Under the terms of each Fund's investment advisory agreement, fees are accrued daily and paid monthly based on a specified annual rate of average daily net assets. In addition, the Funds have an expense limitation agreement with the Adviser, which caps annual total expenses for Class I and Class S shareholders at certain specified annual rates of average daily net assets, respectively.

                                                           EXPENSE LIMITATIONS
                                                           FOR TOTAL EXPENSES
                                                           ------------------
                                       ADVISORY FEES
                                        ANNUAL RATE      CLASS I        CLASS S
                                        -----------      -------        -------
Government Money Market Fund ........      0.20%          0.31%          0.63%
Money Market Fund ...................      0.35%          0.37%          0.73%
Tax-Exempt Money Market Fund ........      0.35%          0.33%          0.58%
Treasury Money Market Fund ..........      0.35%          0.36%          0.61%

ABN AMRO Investment Fund Services, Inc. (the "Administrator"), provides the Funds with various administrative services. Effective April 1, 2005, under terms of the administration agreement, administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The administration fee arrangement is as follows:

ADMINISTRATION FEES AT TRUST LEVEL     ANNUAL RATE
----------------------------------     -----------
First $7.4 billion                       0.0490%
Over $7.4 billion                        0.0465%

Prior to April 1, 2005, under terms of the administration agreement, administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust and custody liaison fees were accrued for at a fixed charge that varied according to the size of the Fund. The fee arrangements were as follows:

ADMINISTRATION FEES
AT TRUST  LEVEL           ANNUAL RATE  CUSTODY  LIAISON  FEES      ANNUAL  RATE
---------------           -----------  ----------------------      ------------
First $2 billion          0.060%       First $100 million            $ 10,000
$2 billion to
  $12.5 billion           0.050%       $100 million to $500 million    15,000
Over $12.5 billion        0.045%       Over $500 million               20,000

The Administrator has entered into a sub-administration agreement with PFPC Inc. ("PFPC") to provide certain administrative services to the Funds. Effective April 1, 2005, under the terms of the sub-administration agreement, sub-administration fees are accrued daily and paid

                                                                            | 19
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---------------
                                                                  APRIL 30, 2005
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

monthly, based on a specified percentage of average daily net assets of the Trust and base fees are fixed at an annual rate of $12,000 per Fund. The sub-administration fee arrangement is as follows:

SUB-ADMINISTRATION FEES    ANNUAL RATE
-----------------------    -----------
First $7.4 billion           0.0255%
Over $7.4 billion            0.0230%

Prior to April 1, 2005, under the terms of the sub-administration agreement, sub-administration fees were accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, as follows:

SUB-ADMINISTRATION FEES         ANNUAL RATE
-----------------------         -----------
First $2 billion                   0.045%
$2 billion to $3 billion           0.040%
$3 billion to $8 billion           0.030%
$8 billion to $12 billion          0.025%
Over $12 billion                   0.020%

Prior to April 1, 2005, custody liaison fees were fixed at an annual rate of $10,000 per Fund.

ABN AMRO Distribution Services (USA) Inc. (the "Distributor") serves as principal underwriter and distributor of the Funds' shares. Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the Funds with respect to Class S shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. The Class I shares of the Funds do not have distribution plans.

In addition, the Funds have adopted a shareholder servicing plan for the Class S shares. The Distributor is paid a fee at an annual rate up to 0.25% of the average daily net assets of the Class S shares, for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.

The Trust does not compensate its officers or interested Trustees who are affiliated with the Adviser. Effective January 1, 2005, the Trust pays each non-interested Trustee $5,000 per Board of Trustees' meeting attended, an annual retainer of $25,000 and reimburses for out-of-pocket expenses. In addition, the Trust pays each member of the Nominating and Governance Committee a $2,000 annual retainer and each member of the Audit Committee a $2,500 annual retainer. The Chairman of the Audit Committee receives an additional $10,000 per year, the Chairman of the Nominating and Governance Committee receives an additional $2,500 per year, and the Lead Independent Trustee receives an additional $20,000 per year. Between March 1, 2004 and January 1, 2005, the Trust paid each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $10,000 and reimbursed each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses. Additionally, the Chairman of the Audit Committee received an additional $5,000 per year. Prior to March 1, 2004, the Trust paid each non-interested Trustee and non-affiliated interested and Advisory Trustee $5,000 per Board of Trustees' meeting attended and an annual retainer of $5,000 and reimbursed each non-interested Trustee and non-affiliated interested and Advisory Trustee for out-of-pocket expenses.

NOTE (F) CREDIT AGREEMENT: The Credit Agreement, amended March 17, 2005, with The Bank of Nova Scotia provides the Trust with a revolving credit facility up to $50 million. The facility is shared by each series of the Trust, including the Funds, and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The annual facility fee is 0.11% of the commitment amount of the facility in addition to an annual administration fee of $37,500 and reasonable legal expenses incurred in connection with the preparation of any amendments. The interest rate on outstanding loans is equivalent to the Federal Funds Rate or LIBOR (London InterBank Offering Rate), as applicable, plus 0.625%. Borrowings must be repaid within 60 days. During the six months ending April 30, 2005, the Funds made no borrowings against the line of credit.

NOTE (G) SUBSEQUENT EVENT: The Trust filed a Post-Effective Amendment to its Registration Statement on April 13, 2005 for the purpose of adding two new series to the Trust, ABN AMRO/River Road Small Cap Value Fund - Class N and ABN AMRO/River Road Dynamic Equity Income Fund - Class N (the "New Funds"). The New Funds are expected to commence operations on or about June 30, 2005.


| 20
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---------------
                                                                  APRIL 30, 2005
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FORM N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the "SEC") for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's Web site at www.sec.gov. and are available for review and copying at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 800 SEC-0330.

PROXY VOTING: ABN AMRO Funds' Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, which is available (i) upon request, without charge, by calling 800 992-8151; (ii) on ABN AMRO Funds' Web site at www.abnamrofunds.com; and (iii) on the SEC's Web site at www.sec.gov.

ABN AMRO Funds' Proxy Voting Record for the most recent twelve-month period ended June 30, 2004 is available without charge (i) on the Funds' Web site at www.abnamrofunds.com; and (ii) on the SEC's Web site at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY CONTRACTS: The 1940 Act requires that the investment advisory agreements between the Investment Advisers and the Trust and the Sub-Advisers and the Investment Advisers on behalf of each Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. On December 16, 2004 the Board of Trustees, including all the Independent Trustees, determined that the terms of the investment advisory and sub-advisory agreements are fair and reasonable and approved the continuance of the investment advisory and sub-advisory agreements as being in the best interests of the Funds. The Board of Trustees, including all the Independent Trustees, believes that the current investment advisory and sub-advisory agreements enable the Funds to enjoy high quality investment advisory services at costs that are deemed appropriate, reasonable and in the best interests of the Trust and its shareholders. In making such determinations, the Board of Trustees, including all the Independent Trustees, considered materials received specifically relating to the renewal of the investment advisory and sub-advisory agreements as well as information received periodically regarding the performance of the Investment Advisers and Sub-Advisers and the operations of the Funds. The Independent Trustees met separately from the "interested" Trustees of the Trust and all officers, directors and employees of the Investment Advisers or their affiliates to consider continuance of these agreements and were assisted by independent legal counsel in their considerations.

In evaluating the investment advisory and sub-advisory agreements for each Fund, as applicable, the Board of Trustees reviewed materials furnished by the Investment Advisers and Sub-Advisers, including information regarding each Investment Adviser or Sub-Adviser, its affiliates and personnel, its operations and financial condition. Among other information, the Board of Trustees reviewed information regarding: (1) the nature, extent and quality of the services provided to the Funds, including information on both the short-term and long-term investment performance of each Fund and comparisons to a relevant peer group of funds and an appropriate index, as well as information regarding the personnel involved in the investment process and the record of compliance with each Fund's investment policies and restrictions and with each Fund's policies and restrictions on personal securities transactions; (2) the advisory fees charged and total expense ratios of the Funds compared to a relevant peer group of funds; (3) sub-advisory fees paid by the Investment Adviser and fees waived or expenses reimbursed by the Investment Adviser; (4) the Investment Adviser's financial condition and the profitability to the Investment Adviser of its relationship with the Funds; (5) any breakpoints in the investment advisory fees that have the effect of passing on economies of scale to Fund investors; (6) the allocation of each Fund's brokerage, if any, including the use of "soft" commission dollars to pay for research and brokerage services; (7) revenue sharing payments made by the Investment Adviser; and (8) other benefits received by affiliates of the Investment Adviser from its relationship with the Fund.

In considering the investment advisory and sub-advisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered. Among the matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the investment advisory and sub-advisory agreements were the following:

BENEFITS TO SHAREHOLDERS. The Board of Trustees considered the benefit to shareholders of investing in a Fund that is part of a larger complex of funds offering a wide variety of investment objectives and strategies. The Board of Trustees also considered the benefit to shareholders of

                                                                            | 21
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                                                                  APRIL 30, 2005
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------


a long-term relationship with a capable and conscientious adviser.

INVESTMENT COMPLIANCE AND PERFORMANCE. The Board of Trustees considered whether each Fund has operated within its investment objective and its record of compliance with its investment restrictions. The Board of Trustees concluded that each Fund was managed consistently with its investment objectives and policies as disclosed to shareholders. It also reviewed each Fund's investment performance, and reviewed that performance as compared to a relevant peer group of mutual funds and an appropriate index.

INVESTMENT ADVISERS' PERSONNEL AND METHODS. The Board of Trustees meets at least annually with representatives of the portfolio management team for each Fund and discusses the portfolio managers' approach to managing the Fund. The Board also discusses with senior management of the Investment Adviser the adequacy of resources and the background and quality of the investment management team.

EXPENSE. The Board of Trustees considered each Fund's expense ratio, and the expense ratios of a peer group of funds. It also considered the investment advisory fee paid by each Fund and the fees waived or expenses reimbursed by the Investment Adviser. The Board of Trustees also considered the advisory or sub-advisory fees charged by the Investment Adviser to other investment company clients, but noted that in many cases the services provided were not comparable.

COSTS AND PROFITABILITY. The Board of Trustees considered various financial statements for the Investment Advisers as well as gross and net advisory fees received by the Investment Advisers for each Fund. The Board of Trustees also reviewed the pre-tax profit for each Investment Adviser along with statistics on the portion of the adviser's business associated with the Funds. The Board considered that the Investment Advisers must be able to compensate their employees at competitive rates in order to attract and retain high quality personnel to provide high quality services to the Funds. The Board also considered that for smaller Funds, the net income generated from the advisory relationship was not large, and in some cases was negative.

ECONOMIES OF SCALE. The Board of Trustees considered whether the Funds have appropriately benefited from any economies of scale. The Board of Trustees considered the size of the Funds, any breakpoints in fees, and the nature of the asset class and any capacity limits. The Board of Trustees concluded that any economies of scale are being shared between Fund shareholders and the Investment Adviser in an appropriate manner.

OTHER BENEFITS TO THE INVESTMENT ADVISERS. The Board of Trustees also considered the nature and amount of fees paid by each Fund for services provided by affiliates of the Investment Advisers for administration services. The Board of Trustees also considered payments under Rule 12b-1 plans and benefits to Investment Advisers and Sub-Advisers from the use of "soft" commission dollars to pay for research and brokerage services.

CONCLUSION. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board of Trustees, including all the Independent Trustees, concluded that the existing advisory fee structures were fair and reasonable, and that the existing investment advisory and sub-advisory agreements should be approved for continuance.

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

| 22
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                                                                  APRIL 30, 2005
ADDITIONAL INFORMATION (UNAUDITED) - CONTINUED
--------------------------------------------------------------------------------

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

                               BEGINNING      ENDING
                                ACCOUNT       ACCOUNT              EXPENSES
                                 VALUE         VALUE     EXPENSE  PAID DURING
                                11/01/04     04/30/05    RATIO(1)  PERIOD(2)
                                --------     --------    --------  ---------
GOVERNMENT MONEY MARKET FUND
----------------------------
  Actual Fund Return
    Class I ..................   $1,000     $1,010.10     0.30%     $1.50
    Class S ..................    1,000      1,008.50     0.62%      3.09
  Hypothetical 5% Return
    Class I ..................   $1,000     $1,023.31     0.30%     $1.51
    Class S ..................    1,000      1,021.72     0.62%      3.11
MONEY MARKET FUND
-----------------
  Actual Fund Return
    Class I ..................   $1,000     $1,010.10     0.37%     $1.84
    Class S ..................    1,000      1,008.30     0.73%      3.64
  Hypothetical 5% Return
    Class I ..................   $1,000     $1,022.96     0.37%     $1.86
    Class S ..................    1,000      1,021.17     0.73%      3.66
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  Actual Fund Return
    Class I ..................   $1,000     $1,007.40     0.33%     $1.64
    Class S ..................    1,000      1,006.20     0.58%      2.89
  Hypothetical 5% Return
    Class I ..................   $1,000     $1,023.16     0.33%     $1.66
    Class S ..................    1,000      1,021.92     0.58%      2.91


                               BEGINNING      ENDING
                                ACCOUNT       ACCOUNT              EXPENSES
                                 VALUE         VALUE     EXPENSE  PAID DURING
                                11/01/04     04/30/05    RATIO(1)  PERIOD(2)
                                --------     --------    --------  ---------
TREASURY MONEY MARKET FUND
--------------------------
  Actual Fund Return
    Class I ..................   $1,000     $1,009.20     0.36%     $1.79
    Class S ..................    1,000      1,007.90     0.61%      3.04
  Hypothetical 5% Return
    Class I ..................   $1,000     $1,023.01     0.36%     $1.81
    Class S ..................    1,000      1,021.77     0.61%      3.06

(1) Annualized, based on the Funds' most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                                                                            | 23

                     This page is left blank intentionally.

ABN AMRO Funds

  ADVISERS

  ABN AMRO Asset Management (USA) LLC
  161 North Clark Street
  Chicago, IL 60601

  ABN AMRO Asset Management, Inc.
  161 North Clark Street
  Chicago, IL 60601

  Montag & Caldwell, Inc.
  3455 Peachtree Road, NE, Suite 1200
  Atlanta, GA 30326

  TAMRO Capital Partners LLC
  1660 Duke St.
  Alexandria, VA 22314

  Veredus Asset Management LLC
  One Paragon Centre
  6060 Dutchmans Lane, Suite 320
  Louisville, KY 40205


  SHAREHOLDER SERVICES

  ABN AMRO Funds
  P.O. Box 9765
  Providence, RI 02940


  DISTRIBUTOR

  ABN AMRO Distribution Services (USA) Inc.
  760 Moore Road
  King of Prussia, PA 19406



  OFFICERS

  Kenneth C. Anderson, President and
     Chief Executive Officer
  Gerald F. Dillenburg, Senior Vice President,
     Secretary and Treasurer, Chief Financial
     Officer, Chief Operating Officer and Chief
     Compliance Officer
  William Long, Vice President
  Juli A. Braun, Assistant Secretary
  Michael A. Cozzi, Assistant Treasurer
  Laura M. Hlade, Assistant Treasurer
  Marc J. Peirce, Assistant Secretary


  CUSTODIAN

  PFPC Trust Company
  8800 Tinicum Boulevard
  Philadelphia, PA 19153


  LEGAL COUNSEL

  Vedder, Price, Kaufman & Kammholz, P.C.
  222 N. LaSalle Street
  Chicago, IL 60601


  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Ernst & Young LLP
  Sears Tower
  233 S.Wacker Drive
  Chicago, IL 60606



THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800 992 8151.

[GRAPHIC OMITTED]
ABN AMRO ASSET MANAGEMENT LOGO ART


                                                                     ABSEM 05 02







ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ABN AMRO FUNDS

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date              JUNE 29, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ KENNETH C. ANDERSON
                         -------------------------------------------------------
                           Kenneth C. Anderson, President
                           (principal executive officer)

Date              JUNE 29, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ GERALD DILLENBURG
                         -------------------------------------------------------
                          Gerald Dillenburg, Senior Vice President, Secretary & Treasurer
                          (principal financial officer)

Date              JUNE 29, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.